                                                   Registration No. 333-108093
                                                            File No. 811-21414

                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]
Pre-Effective Amendment No.                                              [   ]
Post-Effective Amendment No. 9                                             [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]
      Amendment No. 10

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                   OPPENHEIMER PRINCIPAL PROTECTED TRUST II
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 768-3200

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
     [X]   immediately upon filing pursuant to paragraph (b)
     [   ] on _______________ pursuant to paragraph (b)
     [   ] 60 days after filing pursuant to paragraph (a)(1)
     [   ] on _______________ pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [ ] this  post-effective  amendment  designates a new effective  date for a previously filed post-effective amendment.

Oppenheimer
Principal Protected
Main Street Fund II(R)

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Prospectus dated December 28, 2007

                                         Oppenheimer Principal Protected Main
                                         Street Fund II(R)is a mutual fund that
                                         seeks capital preservation in order to
                                         have a net asset value on the Maturity
                                         Date at least equal to your original
                                         investment (reduced by any adjustments
                                         to the Warranty Amount permitted under
                                         the Warranty Agreement and less any
Shares of the Fund cannot be purchased   sales charges, your share of
except by the reinvestment of the        extraordinary expenses and the
Fund's dividends and distributions.      proportional reduction for dividends
                                         paid in cash and redemption of Fund

As with all mutual funds, the            shares). The Fund seeks high total
Securities and Exchange Commission has   return as a secondary objective. It
not approved or disapproved the Fund's   invests in shares of the Oppenheimer
securities nor has it determined that    Main Street Fund(R)(which invests
this prospectus is accurate or           mainly in common stocks) and U.S.
complete. It is a criminal offense to    government securities, including zero
represent otherwise.                     coupon bonds.
                                           This prospectus contains important
                                         information about the Fund's
                                         objective,  investment policies,
                                         strategies and risks. It also contains
                                         important information about how to
                                         sell shares of the Fund and other
                                         account features. Please read this
An investment in the Fund is not a       prospectus carefully before you invest
deposit of any bank and is not insured   and keep it for future reference about
or guaranteed by the Federal Deposit     your account.

Insurance Corporation or any other
government agency or any person.
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                                                (logo) OppenheimerFunds
                                                The Right Way to Invest

CONTENTS

                  ABOUT THE FUND

                  Overview

                  The Fund's Investment Objective and Principal Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  The Warranty Agreement and the Financial Warranty

                  How is the Warranty Amount Determined?

                  How the Fund is Managed

                  ABOUT YOUR ACCOUNT

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website
                  Reinvestment Privilege

                  How to Sell Shares
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights of the Fund

                  Financial Highlights of the Underlying Fund

ABOUT THE FUND

Overview

     Oppenheimer  Principal  Protected  Main Street Fund II is a "fund of funds"
that  invests a portion  of its  assets in  shares of  Oppenheimer  Main  Street
Fund(R)and a portion of its assets in U.S. government securities.

     The Fund has an  Offering  Period,  a Warranty  Period and a  Post-Warranty
Period.  Shares of the Fund were offered during an Offering  Period but will not be offered during the Warranty Period, except in connection with reinvestment of dividends and  distributions.  The Offering Period was from November 10, 2003 to
February 27, 2004.

     The Warranty Period began on March 3, 2004 and will run until March 3, 2011
(the "Maturity Date").  During the Warranty Period, the Fund will seek primarily capital  preservation,  and  secondarily  high total return,  by allocating  its assets between an equity portfolio  (consisting of Class Y shares of Oppenheimer
Main  Street  Fund(R))  and a debt  portfolio  (consisting  of  U.S.  government securities,  including  zero coupon bonds and certain  securities  guaranteed by
U.S.  government  agencies  and  instrumentalities).  Shareholders  may  receive taxable gains from portfolio transactions by the Fund, whether they take payment in cash or reinvest them to purchase additional shares.

     The Fund has entered into a Financial  Warranty  Agreement  (the  "Warranty
Agreement")  with Merrill Lynch Bank USA (the "Warranty  Provider")  pursuant to which the  Warranty  Provider  has  issued,  subject  to certain  conditions,  a financial  warranty  (the  "Financial  Warranty")  to the  Fund.  The  Financial
Warranty attempts to make sure that the value of each  shareholder's  account on the Maturity Date will be no less than the value of that  shareholder's  account on the second business day after the end of the Offering  Period,  including net income,  if any, earned by the Fund during the Offering  Period,  reduced by (i)
sales  charges,  (ii) the  shareholder's  pro rata portion of any  Extraordinary
Expenses (as defined on page 11), (iii) the proportional reduction for dividends and  distributions  paid in  cash  and  redemptions  of Fund  shares,  (iv)  the shareholder's  pro rata  portion of the value of any  shares  issued by the Fund during the Warranty  Period other than in connection  with the  reinvestment  of dividends and distributions, (v) the amount of any increase in the shareholder's investment  in the Fund as a result of changes in  accounting  practices for the
Fund,  corporate actions or certain other events, and (vi) if  OppenheimerFunds,
Inc., as manager of the Fund (the "Manager"), is required to make payments under the Warranty Agreement in certain instances, and the Manager fails to do so in a timely manner,  the amount of such payments (on a pro rata basis).  The value of the  shareholder's  account  on the  second  business  day  after the end of the
Offering  Period  minus the  above-described  reductions  is  referred to as the
"Warranty  Amount." In order to avoid  having  their  Warranty  Amount  reduced, shareholders  must reinvest all dividends  and  distributions  received from the
Fund to purchase additional shares of the Fund and must not redeem any shares of the Fund during the Warranty  Period.  If the value of the Fund's  assets on the
Maturity  Date is  insufficient  to result  in the  value of each  shareholder's account being at least equal to the shareholder's  Warranty Amount, the Warranty
Provider  will  pay the  Fund  an  amount  sufficient  to make  sure  that  each shareholder's  account can be redeemed on the Maturity  Date for an amount equal to his or her Warranty Amount.

     Because the  front-end  sales charge paid on the purchase of Class A shares reduces the Warranty Amount for Class A shareholders, Class A shares will have a lower Warranty Amount than the Class B or Class C shares.  Normal operating fees and expenses of the Fund  incurred in the ordinary  course of business  will not reduce the Warranty Amount. However,  certain Extraordinary Expenses incurred by the Fund will reduce the Warranty Amount. In addition,  in the event the Fund is completely and irreversibly  invested in U.S. government securities and cash and cash equivalents,  any Fund expenses in excess of certain limits will reduce the
Warranty Amount.

     The Warranty  Provider,  a  wholly-owned  subsidiary of Merrill Lynch &
Co.,  Inc.,  is licensed as an  industrial  bank  organized  under Utah law. The
Warranty Provider's  principal business is to engage in banking activities.  The
Warranty  Provider is regulated and examined by the FDIC and the Utah Department of Financial Institutions. The Warranty Provider is not regulated by the Federal
Reserve or the U.S.  Department of Treasury.  Neither  Merrill Lynch &  Co.,
Inc. nor any other entity will be  guaranteeing  the obligations of the Warranty
Provider.  The Warranty Provider has not participated in the organization of the
Fund and makes no representation  regarding the advisability of an investment in the Fund.  Further  information  about the Warranty Provider can be found in the
Statement of Additional Information.

     Shareholders  could lose money by investing  in this Fund. A  shareholder's
Warranty Amount will be reduced, as more fully described in this prospectus,  if the  shareholder  takes  any  dividends  or  distributions  in cash  instead  of reinvesting them in additional shares of the Fund, redeems any shares before the
Maturity Date, if the Fund incurs Extraordinary  Expenses, or if the Fund or the
Manager fails to perform certain  obligations  under the Warranty  Agreement (in which case the Warranty  Provider may have the right to terminate  the Financial
Warranty).  Moreover,  shareholders  could lose money if the  Warranty  Provider fails or is unable to meet its obligations under the Warranty Agreement.

     During the Post-Warranty  Period, which will commence immediately following the Warranty Period,  the Fund will seek high total return by investing in Class
Y shares of  Oppenheimer  Main Street Fund,  common stocks of U.S.  companies of different  capitalization  ranges,  and/or  debt  securities,  such as bonds and debentures.  The Fund's  shares may be offered on a continuous  basis during the
Post-Warranty Period.

The Fund's Investment Objective and Principal Investment Strategies

     WHAT IS THE FUND'S INVESTMENT OBJECTIVE DURING THE WARRANTY PERIOD?  During
the Warranty Period, the Fund will seek capital  preservation in order to have a net asset value on the Maturity Date at least equal to the Warranty Amount.  The
Fund seeks high total  return as a secondary  objective.  The Fund's  investment objectives are  fundamental  policies that can be changed only with the approval of a majority of the Fund's  outstanding  voting  shares,  as  described  in the
Statement of Additional Information.

     WHAT DOES THE FUND MAINLY INVEST IN DURING THE WARRANTY PERIOD? The Fund is
a special type of mutual fund known as a "fund of funds" because it can invest a substantial  portion of its assets in other  mutual  funds.  During the Warranty
Period,  the  Manager  will  allocate  the Fund's  assets,  consistent  with the
Warranty  Agreement,  between a  portfolio  of equity  securities  (the  "equity portfolio")  and a portfolio  of debt  securities  (the "debt  portfolio").  The equity  portfolio  will  consist of Class Y shares of  Oppenheimer  Main  Street
Fund(R)(referred  to as the "Underlying  Fund").  The Manager also serves as the investment  manager of the Underlying  Fund. The  Underlying  Fund's  investment objective is to seek high total return by investing  mainly in common  stocks of
U.S.  companies of different  capitalization  ranges.  The debt  portfolio  will principally  consist of zero coupon  U.S.  government  securities,  but may also include  certain other  securities  guaranteed by U.S.  government  agencies and instrumentalities  and  securities  issued by government  sponsored  enterprises which are neither guaranteed nor insured by the U.S. government.  The securities in the debt  portfolio  will have a maturity  approximately  equal to the period remaining in the Warranty Period.

     WHO IS THE FUND DESIGNED FOR? The Fund may be an appropriate investment for you if you:

     o Have an investment  time horizon of at least 7 years  (measured  from the beginning of the Warranty Period)

     o Seek potential for growth but are concerned about capital preservation

     o Want a professionally managed and diversified portfolio

     o Are not seeking current income through cash dividends

Main Risks of Investing in the Fund

     All  investments  have risks to some  degree.  The Fund's  investments  are subject to changes in value from a number of factors  described below.  There is also the risk  that  poor  security  selection  by the  Manager,  either  in its capacity as the Fund's  investment  manager or in its capacity as the Underlying
Fund's  investment  manager,  will cause the Fund to  underperform  other  funds having a similar objective.

     The principal risks of an investment in the Fund during the Warranty Period and the  Post-Warranty  Period are those generally  attributable to investing in stocks and debt securities.  Because the Fund invests in both stocks (indirectly through  investment  in the  Underlying  Fund) and debt  securities  during  the
Warranty Period,  the Fund may underperform stock funds when stocks are in favor and underperform bond funds when debt securities are in favor.

     To obtain the  benefits  of the  Financial  Warranty,  the Fund  expects to
comply  with  certain  investment   limitations   established  by  the  Warranty
Agreement.  If the  Fund  or  the  Manager  chooses  not to  comply  with  those investment  limitations because it determines that such non-compliance  would be in the  shareholder's  best  interests,  the Warranty  Provider may exercise its rights  to  have  more of the  Fund's  assets  invested  in the  debt  portfolio
(including a complete and  irreversible  allocation  to the debt  portfolio)  or could terminate the Financial Warranty.

     As with any mutual fund, the value of the Fund's investments, and therefore the value of Fund shares,  may go down.  Although the Fund will seek to return a shareholder's  Warranty Amount at the end of the Warranty  Period,  the value of the Fund's  shares will  fluctuate  during the  Warranty  Period and may decline below your original account value. Changes in the value of the Fund's shares may occur because a particular  stock market in which the Underlying Fund invests is rising or  falling  or  because  of the effect of the change of the value of the
Fund's debt portfolio,  for example,  in response to interest rate changes.  You could lose money by investing in the Fund if you redeem your shares prior to the
Maturity  Date or if the  value  of the  Fund's  investments  goes  down and the
Warranty  Provider  is  unable  to meet  its  obligations  under  the  Financial
Warranty.  See "The Warranty  Agreement and the Financial  Warranty" for further information about the Warranty  Agreement and the circumstances  under which the
Financial Warranty may be terminated.

     The Fund will  distribute any net gains and income  (including  accrued but unpaid  income on zero coupon bonds) to  shareholders  at least  annually.  Such distributions  are  taxable  to  shareholders  even  if  the  distributions  are reinvested in the Fund. Shareholders who reinvest distributions in the Fund will be required to pay taxes on such distributions from other sources.  Shareholders who do not reinvest  distributions,  however,  will be subject to a reduction in their Warranty Amount.

     RISKS OF  INVESTING  IN  STOCKS.  Stocks  fluctuate  in  price,  and  their short-term  volatility  at times  may be  great.  Because  the  Underlying  Fund currently  invests a  substantial  portion of its assets in common  stocks,  the value of the  Underlying  Fund's  portfolio  and  therefore  the  Fund's  equity portfolio  will be  affected by changes in the stock  markets.  Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Underlying Fund's portfolio  securities change. The corresponding  effect on the net asset value of the Fund will depend on the  percentage  of the Fund's assets allocated to shares of the Underlying Fund.

     A variety of factors  can  affect the price of a  particular  stock and the prices of individual  stocks do not all move in the same direction  uniformly or at the same time.  Different  stock  markets  may behave  differently  from each other. In particular,  because the Underlying  Fund currently  focuses its stock investments in U.S.  issuers,  it will be primarily  affected by changes in U.S.
stock markets.

     Other factors can affect a particular  stock's price, such as poor earnings reports by the issuer,  loss of major customers,  major  litigation  against the issuer,  or  changes  in  government  regulations  affecting  the  issuer or its industry.  The Underlying Fund currently  invests  substantial  amounts in large companies, but may buy securities of small- and medium-size companies, which may have more  volatile  prices than stocks of large  companies.  Therefore,  if the
Underlying  Fund  is  focusing  on or has  substantial  investments  in  smaller capitalization  companies at times of market  volatility,  the Underlying Fund's
share  price  may  fluctuate   more  than  that  of  funds  focusing  on  larger
capitalization issuers.

     At times, the Underlying Fund's emphasis of its investments in a particular industry may differ  compared to the  weighting of that industry in the Standard and Poor's 500  Composite  Stock Price Index  ("S&P  500 Index"),  which the
Underlying  Fund  uses  as a  performance  benchmark.  To the  extent  that  the
Underlying Fund increases its emphasis on stocks in a particular  industry,  its share values may fluctuate in response to events  affecting that industry,  such as changes in economic conditions, government regulations, availability of basic resources  or  supplies,  or other  events that affect that  industry  more than others.

     INTEREST RATE RISK.  Debt  securities  are subject to changes in value when prevailing  interest  rates  change.  When  interest  rates fall,  the values of already-issued  debt  securities  generally  rise. When interest rates rise, the values of already-issued debt securities  generally fall. The magnitude of these price  fluctuations  is  generally  greater for debt  securities  having  longer maturities.

     The Fund buys zero-coupon or "stripped" securities,  which are particularly sensitive to interest rate changes. Their prices may go up or down more than the prices of other types of debt securities in response to interest rate changes.

     CREDIT  RISK.  Credit  risk is the risk that the issuer of a debt  security might not make  interest and  principal  payments on the security as they become due. If the issuer fails to pay interest,  the Fund's income may be reduced.  If the issuer fails to repay interest or principal,  the value of that security may fall  and the  price  of the  Fund's  shares  may  fall.  Securities,  including zero-coupon  securities,  directly issued by the U.S.  Treasury and certain U.S.
government  agencies  that are  backed by the full  faith and credit of the U.S.
government  have little  credit  risk.  Securities  issued by other  agencies or instrumentalities  of the  U.S.  government  generally  have low  credit  risks.
Securities issued by government-sponsored  enterprises, such as the Federal Home
Loan Mortgage  Corporation,  the Federal National  Mortgage  Association and the
Federal  Home  Loan  Bonds,  are  neither  guaranteed  nor  insured  by the U.S.
government and thus may experience  greater credit risk than other types of U.S.
government securities.

     RISKS ASSOCIATED WITH THE FINANCIAL WARRANTY. Although neither the Warranty
Provider nor any other person  (including  the Manager,  its  affiliates  or the
United States  government)  has guaranteed the performance of the Fund, the Fund has entered into the  Warranty  Agreement  with the Warranty  Provider to try to make sure that on the Maturity  Date  shareholders  will be able to redeem their shares of the Fund at their Warranty  Amount.  The Financial  Warranty is solely the  obligation  of the Warranty  Provider.  It is possible  that the  financial position of the  Warranty  Provider  may  deteriorate  and it would be unable to satisfy its  obligations  under the  Financial  Warranty.  As  described  above, shareholders  could lose money if the Warranty Provider fails to or is unable to perform its obligations under the Warranty Agreement.

     The Fund's assets and the  obligations  of the Warranty  Provider under the
Warranty  Agreement are not  guaranteed by Merrill Lynch &  Co.,  Inc.,  the
United States government,  the Manager,  or any other entity or person. The lack of a  guarantee  of the  Warranty  Provider's  obligations  under  the  Warranty
Agreement  presents some risk to shareholders if the Warranty  Provider fails to or is unable to honor its obligations to the Fund on the Maturity Date under the
Warranty Agreement.

     The  Warranty  Agreement  may be  terminated  by the  Warranty  Provider in certain circumstances, as discussed in "The Warranty Agreement and the Financial
Warranty." In such event,  shareholders will not receive the Warranty Amount but instead  will receive the Fund's  then-current  net asset value when they redeem their  shares,  which may be lower than the Warranty  Amount.  Shareholders  may receive less than their Warranty Amount in certain other  circumstances as well.
For example, the Warranty Agreement requires the Manager to make payments to the
Warranty Provider upon the happening of certain specified events. If the Manager fails  to  make a  required  payment,  the  Warranty  Provider  may  reduce  its obligations under the Financial Warranty. As a result, a shareholder's  Warranty
Amount may be reduced.

     In addition,  the Manager has contractually agreed to reduce its management fee for the remainder of the Warranty Period if the Fund becomes  completely and irreversibly  invested in the debt  portfolio  to the extent  necessary  so that total  annual  operating  expenses  of the Fund are  limited to  certain  agreed amounts (as described  under  "Advisory  Fees") for each share class  (excluding
Extraordinary  Expenses and certain other expenses).  However, if this reduction in the  management  fee is not  sufficient  to  reduce  total  annual  operating expenses to these limits, the Manager is not required to subsidize Fund expenses to assure that  expenses do not exceed those limits.  Under such  circumstances, the  aggregate  Warranty  Amount  will be reduced  by the  portion of the Fund's annual operating expenses that exceed these limits.

     Furthermore,  a shareholder's  Warranty Amount per share will be reduced by the shareholder's  proportionate share of any Extraordinary Expenses incurred by the Fund, by any shortfall  amount resulting from the negligence of the Manager, by dividends and  distributions  paid in cash, and by redemptions of Fund shares during the Warranty Period.  If any of those were to occur, the shareholder will receive less than the  shareholder's  original  Warranty  Amount on the Maturity
Date.  The Manager  will not be  responsible  to the Fund for a reduction in the
Warranty Amount due to an  Extraordinary  Expense or other  shortfall  resulting from the Manager's negligent acts.

     INVESTMENT  RESTRICTIONS  UNDER  WARRANTY  AGREEMENT.  To avoid  losing the benefits of the  Financial  Warranty,  the Fund must satisfy  conditions  of the
Warranty  Agreement  that  require  the  Manager to make  investment  allocation decisions based on a mathematical  formula (the "Warranty  Formula") that limits the amount of the Fund's  assets that may be allocated to the equity  portfolio.
This limitation is designed to reduce, but does not eliminate, the risk that the
Fund's  assets will be  insufficient  to allow the Fund to redeem  shares at not less than the Warranty  Amount on the Maturity Date.  Accordingly,  the Warranty
Agreement  could  limit the  Manager's  ability to respond  to  changing  market conditions  during the Warranty Period.  If the Manager fails to comply with the agreed-upon  investment  parameters  or  otherwise  fails to comply with certain requirements  set forth in the Warranty  Agreement,  the  Warranty  Provider may
terminate the Financial Warranty,  exercise its right to instruct the Manager to immediately  allocate the Fund's  assets to the debt  portfolio,  deliver to the
Fund's  custodian (the  "Custodian")  pre-signed  instructions  from the Manager instructing  the Custodian to  immediately  allocate all of the Fund's assets to the debt  portfolio,  or change one of the variables in the Warranty  Formula to increase the portion of the Fund's assets  allocated to the debt  portfolio.  If the  Warranty  Provider  were to  exercise  the right to have all of the  Fund's assets  invested in the debt  portfolio,  the Fund's  ability to  participate in upward equity market movements would be eliminated.

     RISK OF DEFAULT.  A  shareholder's  ability to receive the Warranty  Amount depends on the  financial  condition  of the  Warranty  Provider.  The  Warranty
Agreement  is an  obligation  that runs  solely to the Fund,  not to the  Fund's shareholders,  and  shareholders  would have no recourse  against  the  Warranty
Provider  in the event it  defaults  on its  obligation  to the Fund.  Since the
Financial  Warranty  is  solely  an  obligation  of the  Warranty  Provider,  an investment  in the Fund  involves  a risk of loss if the  Warranty  Provider  is placed in  receivership,  or is otherwise  unable to perform its  obligations or defaults  on its  obligations,  if any,  to the Fund.  In the event of an act of insolvency by the Warranty Provider,  the Fund's board of trustees (the "Board")
could take a variety of actions  including  replacing  the  Financial  Warranty.
However,  the Board is under no obligation to replace the Financial  Warranty or otherwise  find a substitute  provider of principal  protection.  In each of the above circumstances, shareholders could suffer a loss of principal. No entity or person is obligated to make up any shortfall in the event the Warranty  Provider defaults on its  obligations to the Fund and the Fund's assets are  insufficient to redeem the Fund's shares for the Warranty  Amount on the Maturity  Date.  The
Warranty  Provider may, under certain  conditions,  assign its obligations under the Warranty Agreement to an affiliate,  provided the Warranty Provider's parent company  guarantees the obligations of the affiliate.  The Warranty Provider may assign its obligations under the Warranty  Agreement to a non-affiliate  only if the Board and the Manager  have  consented to such  assignment.  There is a risk that the substitute  Warranty  Provider may not have the financial  resources to fulfill its obligations under the Warranty Agreement.

     The  availability  of the  Financial  Warranty  on  the  Maturity  Date  is
conditioned   upon  the  Manager  and  the  Fund  satisfying   their  respective
obligations under the Warranty Agreement. Should the Manager or the Fund fail to satisfy their respective obligations under the Warranty Agreement,  the Warranty
Provider is permitted to terminate the Financial Warranty and thus terminate its obligations  to make  any  payment  to the  Fund if a  shortfall  exists  on the
Maturity Date. In addition,  the  availability of the Financial  Warranty on the
Maturity Date is conditional upon the Manager and the Fund's Custodian providing certain  information to the Warranty  Provider.  If the Manager or the Custodian
fails to provide such information, the Warranty Provider may require the Fund to invest  exclusively  in the debt  portfolio,  which  will  eliminate  the Fund's ability to participate in upward equity market movements.

     RISKS ASSOCIATED WITH ASSET ALLOCATION.  At times, the Fund's assets may be largely  invested in the debt  portfolio in order to increase the  likelihood of preserving the original  principal value of the Fund. If Fund assets are largely invested  in the debt  portfolio,  the Fund's  exposure to equity  markets  will decrease and the Fund's  performance  will be more highly  correlated  with debt securities.  In  addition,  if during the  Warranty  Period  the equity  markets experience a major  decline,  the Fund's  assets may become  largely or entirely invested  in the debt  portfolio.  If the value of the shares of the  Underlying
Fund were to decline  significantly  (whether  within a short  period of time or over a protracted period), a complete and irreversible  reallocation to the debt portfolio may occur. In this circumstance, the Fund would not participate in any subsequent recovery in the equity markets.  Investment in debt securities during the Warranty Period reduces the Fund's ability to participate as fully in upward equity market  movements,  and  therefore  represents  some loss of  opportunity compared  to a portfolio  that  invests  principally  in equity  securities.  In addition,  the terms of the  Warranty  Agreement  prescribe  certain  investment parameters  within which the Fund must be managed during the Warranty  Period to preserve  the  benefit of the  Financial  Warranty.  Accordingly,  the  Warranty
Agreement  could limit the  Manager's  ability to alter the  allocation  of Fund assets during the Warranty Period in response to changing market conditions. The terms of the Warranty  Agreement  could  require the Fund to liquidate an equity position when it otherwise would not be in the  shareholders'  best interests or at a time when the Manager  otherwise would not recommend that the securities be sold.

     The asset allocation  process may result in additional  transaction  costs.
This process can have an adverse  effect on the  performance  of the Fund during periods of increased  equity market  volatility.  In addition,  a high portfolio turnover rate may increase the Fund's  transaction  costs, which would adversely
affect  performance.   Also,  you  may  receive  taxable  gains  from  portfolio
transactions  by the Fund,  whether you take payment in cash or reinvest them to purchase additional Fund shares.

     HOW RISKY IS THE FUND OVERALL?  The risks described above collectively form the  overall  risk  profile  of the Fund and can  affect the value of the Fund's investments, its investment performance and the prices of its shares. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund, particularly if the financial condition of the Warranty Provider  deteriorates and it is unable to make a payment to the
Fund, if necessary, under the Financial Warranty. You could lose money if, among other reasons, the Fund incurs Extraordinary  Expenses or is liquidated prior to the Maturity  Date,  or if you redeem your shares prior to the Maturity Date and the  Fund's  net  asset  value is less than the  Warranty  Amount on the date of redemption.  It is  possible  that  the  Warranty  Provider  will not be able to satisfy its obligations under the Warranty  Agreement as of the Maturity Date or that the  Manager  or the  Fund  will not be able to  satisfy  their  respective obligations under the Warranty Agreement.  As a result, the Fund may not be able to redeem your shares for the  Warranty  Amount on the  Maturity  Date,  and the
value of your shares on the Maturity Date may be more or less than your Warranty
Amount.  There is no  assurance  that  the  Fund  will  achieve  its  investment objective.

     The life of the Fund is  divided  into three  phases:  an  Offering  Period
(which has ended), a Warranty Period and a Post-Warranty Period.

     Warranty  Period.  The  Warranty  Period  began  March 3,  2004,  the third business day after the end of the Offering Period, and will run through March 3,
2011,  or if that day is not a business day, the first  business day  thereafter
(previously  defined as the "Maturity  Date").  During the Warranty Period,  the
Fund will not accept purchase orders for Fund shares, except for reinvestment of dividends and distributions.

     If you maintain your  investment in the Fund through the Maturity  Date, do not redeem any shares, and reinvest all dividends and distributions, you will be entitled to redeem your shares held as of the  Maturity  Date for the greater of the  then-current  net asset value of your  shares or your  Warranty  Amount.  A transfer or  re-registration  of existing shares during the Warranty Period that does not result in an increase  in Fund  shares that are issued and  outstanding will not  interrupt  the seven year period  calculated to determine the Warranty
Amount.  Shareholders  must redeem their shares in the Fund on, and only on, the
Maturity  Date  (March 3, 2011) to ensure  that they  receive the greater of the then-current net asset value of the Fund or their Warranty Amount.  Prior to the
Maturity  Date the Fund will provide each  shareholder a notice  reminding  them that shares must be redeemed on the Maturity Date to receive the full benefit of the Financial Warranty.  In the event there is a shortfall on the Maturity Date, each redeeming  shareholder will be entitled to redemption proceeds that include a pro rata allocation of any payments made to the Fund by the Warranty Provider.
Shareholders  who remain  invested in the Fund past the Maturity  Date will also receive the benefit of a pro rata  allocation of any shortfall  payments made by the Warranty Provider, if any, on the Maturity Date. However, after the Maturity
Date shares of the Fund will not be protected by the Financial Warranty, will be subject  to market  fluctuations,  and will  then be  redeemable  at the  Fund's then-current net asset value, which may be lower than the Warranty Amount.

     The Fund never  restricts  your  ability to redeem  your  shares.  However, shareholders  who do not reinvest their  distributions  or dividends will reduce their  Warranty  Amount and  shareholders  who redeem prior to the Maturity Date will bear the cost of the Warranty Agreement without receiving any corresponding benefit.  As  explained in the  examples on pages  27-29,  if you reinvest  your dividends  and  distributions,  the  number of  shares  you own in the Fund will increase at each date on which a dividend or  distribution  is effective and the corresponding  Warranty Amount per share decreases so that your overall Warranty
Amount does not change.  Therefore, if you fail to reinvest the Fund's dividends or  distributions  or you redeem Fund shares  prior to the Maturity  Date,  your overall  Warranty  Amount  will  decrease  because  you will have  fewer  shares multiplied by the applicable Warranty Amount per share. See "How is the Warranty
Amount  Determined?" for further  information.  Shareholders (other than certain retirement  plans) are subject to income  taxes on  distributions  from the Fund whether they take payment of  distributions in cash or reinvest them to purchase additional Fund shares.

     If the Fund  incurs  certain  Extraordinary  Expenses  or if the Manager is required to make payments under the Warranty  Agreement in certain instances and the Manager fails to do so in a timely manner, your Warranty Amount also will be reduced by the proportionate amount of the Extraordinary  Expenses or the amount of the payment which the Manager failed to make.

     "Extraordinary  Expenses"  means  any Fund fees and  expenses  that are not incurred or accrued in the ordinary course of the Fund's business (including for example,  all costs of defending or prosecuting  any claim,  or  litigation,  to which the Fund is a party, together with any amounts in judgment,  settlement or indemnification  expense  incurred  by  the  Fund  or any  other  non-recurring, non-operating  expenses).  If the Fund's  assets  are  invested  completely  and irreversibly in the debt portfolio, Extraordinary Expenses will also include any
Fund fees and expenses  incurred in excess of the Fund's  expense limits whether or not incurred in the ordinary  course of the Fund's  business.  Those  expense limits  are 1.30% for  Class A  shares,  2.05% for Class B shares  and 2.05% for
Class C shares.  The Fund will invest its assets  completely and irreversibly in the debt portfolio if the Warranty  Formula  provides for such allocation or if, under the terms of the Warranty  Agreement,  the Warranty Provider exercises its right to  instruct  the  Manager  to  allocate  the  Fund's  assets  to the debt portfolio,  or deliver to the Fund's Custodian pre-signed  instructions from the
Manager  instructing the Custodian to immediately  allocate all of the assets of the Fund to the debt portfolio.

     Post-Warranty  Period.  On and after the Maturity Date, you can redeem your shares  or  exchange  your  shares  for  shares  of the same  class  of  another
Oppenheimer fund that offers an exchange privilege.  The value of your shares on the Maturity Date will be the greater of (i) the then-current net asset value of the Fund or (ii) the  Warranty  Amount.  Because the  benefits  of the  Warranty
Agreement  terminate  after  the  Maturity  Date,  the  entire  amount  of  your investment  in the Fund  following  the Maturity  Date will be subject to market risk.

     If  after  the  Maturity   Date  shares  of  the  Fund  remain  issued  and
outstanding,  the Board  may  elect at the  recommendation  of the  Manager  and without  shareholder  approval  (1) to have  the  Fund  redeem  all  issued  and outstanding  shares and then  terminate the Fund, (2) to merge the Fund into the
Underlying Fund, or (3) to continue the existence of the Fund.  Shareholders who continue their investment in the Fund after the Maturity Date will receive prior notice of the Board's decision. If the Board chooses to have the Fund redeem all
issued  and  outstanding   shares  and  terminate  the  Fund,   those  remaining
shareholders will receive the then-current net asset value, which may be more or less than their Warranty Amount.  If the Board chooses to continue the existence of the  Fund  during  the  Post-Warranty  Period,  then  the  Fund's  investment objectives will be changed by the Board to the single  objective of seeking high total  return  and  the  Fund's  name  will  change  to an  appropriate  name as determined  by the Board.  To achieve  that  objective,  the Fund may invest its assets during the  Post-Warranty  Period  primarily in shares of the  Underlying
Fund, common stocks of U.S.  companies of different  capitalization  ranges, and debt securities, such as bonds and debentures. The Manager will sell a portfolio security during the Post-Warranty Period if it determines that the security will not provide the return anticipated.  During the Post-Warranty Period, the Fund's shares will be offered on a  continuous  basis.  Shareholders  will not have the benefit of the Financial Warranty during the Post-Warranty Period.

     An  investment  in the Fund is not a deposit of any bank and is not insured or  guaranteed  by the  Federal  Deposit  Insurance  Corporation  or  any  other government agency or any person.

The Fund's Past Performance

     Please  remember  that the Fund is intended  to be a long-term  investment, performance  results are historical,  and past performance  (particularly over a short-term  period) is not  predictive of future  results.  Because the Fund may invest a  significant  amount of its assets in Class Y shares of the  Underlying
Fund,  financial  information  about  Class Y shares of the  Underlying  Fund is included in this  prospectus.  That  information  is not intended to predict the performance of the Fund. The Fund's performance will differ from the performance of the Underlying Fund.

     The bar chart and table below show one measure of the risks of investing in the Fund,  by showing  the Fund's  performance  (for its Class A shares) for the full  calendar  years since the Fund's  inception and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of a  broad-based  market index.  The  after-tax  returns for the other classes of shares will vary.

     The after-tax  returns are shown for Class A shares only and are calculated using the historical  highest  individual  federal  marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The  after-tax  returns  are  calculated  based on  certain  assumptions mandated by regulation and your actual  after-tax  returns may differ from those shown,  depending on your  individual tax situation.  The after-tax  returns set forth below are not  relevant to  investors  who hold their fund shares  through tax-deferred arrangements such as IRAs or to institutional investors not subject to tax. The Fund's past investment  performance,  before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

     Sales charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

     For the period  from  January  1, 2007  through  September  30,  2007,  the cumulative return (not annualized) before taxes for Class A shares was 6.64%.

     During  the  period  shown  in the  bar  chart,  the  highest  return  (not annualized)  before taxes for a calendar  quarter was 4.41% (4th Qtr 06) and the lowest return (not  annualized)  before taxes for a calendar  quarter was -2.72%
(2nd Qtr 04).

---------------------------------------------------------------------------------

Average Annual Total Returns                 1 Year              5 Years
for the periods ended December 31,                        (or life of class, if
2006                                                              less)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A Shares (inception November

10, 2003)                                    2.40%                1.98%
  Return Before Taxes                        1.93%                1.43%
  Return After Taxes on Distributions
  Return After Taxes on Distributions        1.56%                1.36%
  and Sale of Fund Shares

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Shares (inception November           2.77%                2.21%
10, 2003)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares (inception November           6.83%                3.15%

10, 2003)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

S&P 500 Index (reflects no deduction         15.78%              11.95%*
for fees, expenses or taxes)

---------------------------------------------------------------------------------

   *  From 10/31/03.

     The Fund's average annual total returns include  applicable  sales charges:
for Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent  deferred sales charge of 5% (1-year) and 3% (life of class); and for
Class C, the 1%  contingent  deferred  sales charge for the 1-year  period.  The returns  measure the  performance of a hypothetical  account and assume that all dividends and capital  gains  distributions  have been  reinvested in additional shares.  The  performance of the Fund's shares is compared to the Standard &
Poor's  500 Index,  an  unmanaged  index of U.S.  equity  securities.  The index performance  includes  reinvestment  of income but does not reflect  transaction costs,  fees,  expenses or taxes. The Fund's  investments vary from those in the index.

Fees and Expenses of the Fund

     The Fund pays a variety of expenses  directly for management of its assets, administration,  distribution  of its  shares  and  other  services  and for the
Financial  Warranty.  Those  expenses are  subtracted  from the Fund's assets to calculate the Fund's net asset value per share. All  shareholders  therefore pay those expenses indirectly. The fees for the Fund may be higher than fees paid by other mutual funds which do not offer principal protection.  While the Fund will indirectly  bear its pro rata share of the expenses of the Underlying  Fund, the
Manager will  reimburse  the Fund for the full amount of those  expenses,  other than Extraordinary  Expenses,  indirectly incurred by the Fund as an investor in the Underlying Fund. Therefore,  shareholders will not bear any expenses,  other than  Extraordinary  Expenses,  of the Underlying Fund by investing in shares of this Fund.  Shareholders pay other expenses directly,  such as sales charges and account  transaction  charges.  The  following  tables  are  meant  to help  you understand  the fees and  expenses you may pay if you buy and hold shares of the
Fund.  "Other Expenses" and "Total Annual  Operating  Expenses" are based on the
Fund's expenses during its fiscal year ended August 31, 2007.

---------------------------------------------------------------------------------

Shareholder Fees (charges paid directly from your investment):

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                                Class A    Class B    Class C
                                                  Shares     Shares     Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Sales Charge (Load) on                    5.75%       None       None
purchases (as % of offering price)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original offering      None(1)     5%(2)      1%(3)
price or redemption proceeds)
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                                Class A    Class B    Class C
                                                  Shares   Shares(4)    Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Management Fees(5)                                0.50%      0.50%      0.50%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees          0.25%      1.00%      1.00%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Warranty Fee(6)                                   0.60%      0.60%      0.60%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Other Expenses(7)                                 0.12%      0.17%      0.14%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Total Annual Operating Expenses                   1.47%      2.27%      2.24%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Underlying Fund Operating Expenses(8)             0.37%      0.37%      0.37%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Total Annual Fund and Underlying Fund             1.84%      2.64%      2.61%
Operating Expenses

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Less Contractual Reimbursement of Underlying      0.37%      0.37%      0.37%
Fund Expenses(9)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Net Annual Fund Operating Expenses (after         1.47%      2.27%      2.24%
contractual fee reimbursements)

---------------------------------------------------------------------------------

Expenses may vary in future years.

     1. A Class A contingent  deferred  sales charge may apply to redemptions of investments of $1 million or more or to certain retirement plan redemptions.

     2. Applied to  redemptions  in first year after  purchase.  The  contingent deferred sales charge gradually  declines from 5% to 1% during years one through six and is eliminated after that.

     3. Applied to shares redeemed within 12 months of purchase.

     4. Class B shares  automatically  convert to Class A shares 88 months after purchase.

     5.  "Management  Fees"  in the  table  above  reflect  the  maximum  annual management fee rate under the investment advisory agreement. During the Warranty
Period,  the  management  fees  shall be 0.40% per annum of  average  annual net assets of the Fund in any month following a month where the Fund's investment in equity securities is, on average,  less than 10% of net assets.  The Manager has contractually  agreed to further  reduce its  management fee to 0.25% of average annual net assets for the  remainder  of the  Warranty  Period in the event that
100% of the Fund's assets are completely and  irreversibly  invested in the debt portfolio to the extent necessary so that total annual operating expenses of the
Fund (other than Extraordinary  Expenses such as litigation costs) do not exceed
1.30% for Class A shares, 2.05% for Class B shares and 2.05% for Class C shares.
However,  if this  reduction in the  management  fee is not sufficient to reduce total annual operating  expenses to these limits, the Manager is not required to subsidize  Fund  expenses to assure that  expenses do not exceed  those  limits.
Furthermore,  if the Fund's total annual operating  expenses exceed those limits while the Fund's assets are  completely and  irreversibly  allocated to the debt portfolio,  the  Warranty  Amount  will be reduced by the  portion of the Fund's annual operating expenses that exceed those limits.

     6. If the Fund becomes  completely  and  irreversibly  invested in the debt portfolio,  the Warranty Fee payable by the Fund to the Warranty  Provider under the Warranty Agreement will decrease to 0.35% per annum.

     7. "Other  Expenses"  include  transfer  agent fees,  custodial  fees,  and accounting  and  legal  expenses  that the Fund  pays.  The  Transfer  Agent has voluntarily  undertaken to the Fund to limit the transfer agent fees to 0.35% of average  daily net  assets  per  fiscal  year for all  classes.  That  voluntary undertaking  may be amended or  withdrawn  at any time.  During the Fund's  last fiscal year, no transfer  agent fees were waived or reimbursed  pursuant to this voluntary undertaking.

     8.  "Underlying  Fund  Operating  Expenses"  reflect the expenses  incurred indirectly by the Fund through its investment in shares of the Underlying  Fund.
The expenses of the  Underlying  Fund are based on the net annual expense ratio, after giving effect to any waivers or reimbursements, of the Underlying Fund for its last fiscal year.

     9. Under the terms of the investment  advisory  agreement,  the Manager has agreed, for the duration of the investment advisory agreement,  to reimburse the
Fund  for  expenses   equal  to  the  Underlying   Fund  expenses,   other  than
Extraordinary  Expenses,  paid by the Fund as a  shareholder  in the  Underlying
Fund.

     EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples  are based on the "Net Annual  Fund  Operating  Expenses"  shown in the table above, and assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

     The first example  assumes that you redeem all of your shares at the end of those  periods.  The second  example  assumes  that you keep your  shares.  Both examples also assume that your investment has a 5% return each year and that the class's  operating  expenses remain the same. Your actual costs may be higher or lower because  expenses  will vary over time.  Based on these  assumptions  your expenses would be as follows:

-------------------------------------------------------------------------------
If shares are redeemed:        1 Year      3 Years     5 Years      10 Years
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class A Shares                  $716       $1,013       $1,332       $2,233
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class B Shares                  $731       $1,011       $1,418      $2,316*
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class C Shares                  $328        $702        $1,203       $2,582
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
If shares are not redeemed:    1 Year      3 Years     5 Years      10 Years
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class A Shares                  $716       $1,013       $1,332       $2,233
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class B Shares                  $231        $711        $1,218      $2,316*
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class C Shares                  $228        $702        $1,203       $2,582
-------------------------------------------------------------------------------

     In the first example, expenses include the initial sales charge for Class A and the applicable Class B or Class C contingent  deferred sales charges. In the second example,  the Class A expenses  include the Class A initial sales charge, but Class B and Class C expenses do not include the  contingent  deferred  sales charges.

     * Class B  expense  for years 8  through  10 are based on Class A  expenses because  Class  B  shares  automatically  convert  to  Class A 88  months  after purchase.

About the Fund's Investments

     THE FUND'S PRINCIPAL  INVESTMENT  POLICIES AND RISKS. The allocation of the
Fund's assets among the debt  portfolio and the equity  portfolio will vary over time based upon the Warranty Formula,  which is a mathematical  formula intended to allow the Fund to have a net asset value on the Maturity  Date at least equal to the Warranty Amount.  The Statement of Additional  Information  contains more detailed information about the Fund's investment policies and risks.

     INVESTMENT IN SHARES OF OPPENHEIMER  MAIN STREET FUND(R).  The Fund invests most of the  equity  portfolio  in Class Y shares  of  Oppenheimer  Main  Street
Fund(R)(the  "Underlying Fund"). The Underlying Fund seeks high total return, by investing mainly in common stocks of U.S. companies of different  capitalization ranges, presently focusing on large capitalization issuers. It also can buy debt securities,  such as bonds and debentures but does not currently emphasize these investments. In selecting securities to buy or sell for the Underlying Fund, the
Underlying  Fund's  portfolio  managers  use an  investment  process  that  uses multi-factor  quantitative  models  to rank more  than  3,000  stocks on a daily basis.  While the process may change over time or vary in particular  cases,  in general the selection process currently uses:

     Multi-factor  quantitative models: The Underlying Fund uses both "top down"
and "bottom up" quantitative models.

     o The "top down"  market  capitalization  model seeks to predict the future market  direction of the  capitalization  environment.  The  portfolio  managers divide the domestic equity market into five  market-capitalization  segments and market  capitalization  exposure  is managed  using  proprietary  modeling  that incorporates  factors such as relative price  momentum and  reversals,  relative valuations and measures of investors risk tolerance.

     o The "bottom up" stock  selection  models seek to rank  securities  within
each   capitalization   range  in  order  of  attractiveness.   Over  a  hundred
company-specific  factors are analyzed in  constructing  the "bottom up" models, including valuation,  profitability,  quality, momentum,  volatility and special
effects.   Different   models  are  used  for  each  of  the  different   market
capitalization  segments.  The Underlying  Fund also uses two seasonal models to capture seasonal effects.

     Portfolio Construction:  The portfolio is then constructed and continuously monitored based on the quantitative  investment models.  Security weightings are determined  according to  capitalization  outlook,  stock  ranking and benchmark weighting.  The Underlying Fund aims to maintain a broadly diversified portfolio that limits idiosyncratic  company-specific risks and is scalable, efficient and adaptable.

     Main Risks of  Investing  in Stocks.  Stocks  fluctuate  in price,  and may experience great short-term  volatility.  Because the Underlying Fund invests in common stocks,  the value of the Underlying Fund's portfolio will be affected by changes in the stock  markets.  Different  stock markets may behave  differently from each other and U.S.  stock markets may move in the opposite  direction from one or more foreign stock markets.

     A variety of factors can affect the price of a particular  company's  stock and the prices of individual stocks do not all move in the same direction at the same  time.  These  factors  may  include:  poor  earnings  reports,  a loss  of customers,  litigation against the company, or changes in government regulations affecting the company or its industry.

     At times,  the  Underlying  Fund may emphasize  investments in a particular industry  or sector.  To the  extent  that the  Underlying  Fund  increases  its emphasis on stocks in a particular  industry,  the value of its  investments may fluctuate more in response to events affecting that industry, such as changes in economic conditions, government regulations,  availability of basic resources or supplies, or other events that affect that industry more than others.

     Other Equity Securities.  In addition to common stocks, the Underlying Fund can invest in other equity or "equity equivalents"  securities such as preferred stocks or convertible securities.  Preferred stocks have a set dividend rate and rank ahead of common  stocks and behind debt  securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy.  The fixed dividend rate of  preferred  stocks may cause  their  prices to behave more like those of debt securities. The Manager considers some convertible securities to be "equity equivalents"  because they are  convertible  into common  stock.  They offer the
Underlying Fund the ability to participate in stock market  movements while also seeking some current income. The credit ratings of those convertible  securities generally has less impact on the  investment  decision,  although they are still subject to credit and interest rate risk.

     Debt Securities. The Underlying Fund does not focus on debt securities as a principal  investment  strategy;  however,  debt securities are one of the other investments  that the Underlying Fund may use. The Underlying Fund may invest in debt securities to seek income, for liquidity or for hedging purposes.

     The debt  securities the Underlying  Fund buys may be of any maturity.  The
Underlying  Fund's  debt  securities  may  be  rated  by  nationally  recognized statistical  rating  organizations such as Moody's Investors Service or Standard
&  Poor's Ratings Services or may be unrated.  "Investment  grade" refers to securities  that  are  rated  in one of the  top  four  rating  categories.  The
Underlying Fund can invest up to 25% of its total assets in debt securities that are  rated  below  investment  grade,  also  referred  to as "junk  bonds."  The
Underlying  Fund  cannot  invest  more  than 10% of its  assets  in  lower-grade non-convertible  debt  securities  and currently  does not intend to invest more than 10% of its assets in lower-grade debt securities of any type.

     o Interest Rate Risk.  The values of debt  securities  usually  change when prevailing  interest  rates  change.  When  interest  rates fall,  the values of already-issued  debt  securities  generally  rise. When interest rates rise, the
values  of  already-issued  debt  securities   generally  fall.  The  values  of
longer-term debt securities  usually change more when interest rates change than the values of shorter-term debt securities.

     o Credit Risks.  Debt securities are also subject to credit risk,  which is the risk that the  issuer of a security  might not make  principal  or  interest payments on the security when they are due. If the issuer fails to pay interest, the  Underlying  Fund's income might be reduced,  and if the issuer fails to pay interest or repay principal, the value of the security might fall.

     o Special Risks of Lower-Grade  Securities.  Lower-grade  debt  securities, whether rated or unrated, have greater risks than  investment-grade  securities.
They may be subject to greater price  fluctuations  and have a greater risk that the issuer might not be able to pay interest and principal  when due. The market for  lower-grade  securities may be less liquid and therefore they may be harder to value or to sell at an acceptable  price,  especially  during times of market volatility or decline.

     Foreign  Investing.  The  Underlying  Fund  can buy  securities  issued  by companies or  governments  in any country,  including in  developing or emerging market  countries.  While  there is no limit on the  Underlying  Fund's  foreign investments, the Underlying Fund does not currently plan to invest a significant amount of its assets in securities of foreign issuers.  While foreign securities may offer special  investment  opportunities,  there are also special  risks.  A change in value of a foreign  currency  against the U.S. dollar will result in a change  in the U.S.  dollar  value of  securities  denominated  in that  foreign currency.  Additionally,  foreign issuers are not subject to the same accounting and  disclosure  requirements  that U.S.  companies are subject to. The value of
foreign   investments   may  be  affected  by  exchange   control   regulations,
expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of  transactions,  changes in economic or monetary policy in the U.S.
or abroad, or other political and economic  factors.  These risks may be greater for investments in developing or emerging market countries.

     If the  Underlying  Fund  invests a  significant  amount  of its  assets in foreign  securities,  it may be exposed to  "time-zone  arbitrage"  attempts  by investors  seeking to take  advantage  of  differences  in the values of foreign securities  that might  result  from  events  that occur  after the close of the foreign  securities market on which a security is traded and before the close of the New York Stock  Exchange (the "NYSE") that day, when the  Underlying  Fund's net asset value is calculated.  If such time-zone arbitrage were successful,  it might dilute the interests of other shareholders. However, the Underlying Fund's use of "fair value pricing" under certain  circumstances,  to adjust the closing market  prices of foreign  securities  to reflect what the Manager and the Board believe to be their fair value, may help deter those activities.

     Derivative  Investments.  The  Underlying  Fund can  invest  in a number of different types of "derivative" investments. A derivative is an investment whose value  depends  on (or is  derived  from) the value of an  underlying  security, asset, interest rate, index or currency.  Options,  futures, indexed securities, swaps and forward  contracts are some of the types of derivatives the Underlying
Fund can use.  Derivatives may allow the Underlying Fund to increase or decrease its exposure to certain  markets or risks very quickly.  The Underlying Fund may use  derivatives to seek income or capital gain or to hedge against the risks of other investments.

     Derivatives may be volatile,  however,  and may involve  significant risks.
Certain  derivative  investments  held by the  Underlying  Fund may be illiquid, making it difficult to close out an adverse position. The underlying security or other instrument on which a derivative is based, or the derivative  itself,  may not perform the way the Manager expected it to. As a result, the Underlying Fund could realize  little or no income or lose  principal  from the  investment or a hedge  might be  unsuccessful.  The  Underlying  Fund may also lose money on the investment if the issuer of a derivative does not pay the amount due.

     The Underlying  Fund  currently  does not use  derivatives to a significant degree and is not required to use them in seeking its objective.

     Hedging. The Underlying Fund can buy and sell put and call options, futures contracts,  forward contracts and options on futures and securities  indices for hedging  purposes.  These  investments  are intended to reduce the risk of price declines,  interest  rate  changes,  currency rate changes or other risks in the
Underlying Fund's portfolio.  However,  there are also special risks involved in particular hedging strategies.  For example, if a call written by the Underlying
Fund is exercised on an  investment  that has  increased in value above the call price,  the Underlying  Fund will be required to sell the investment at the call price  and will not be able to  realize  any  profit.  At other  times a hedging instrument's value might not be correlated with the investment it is intended to hedge.  Hedging  transactions  may also  require the payment of premiums and can increase  portfolio  turnover.  If the Manager uses a hedging  instrument at the wrong time or judges market  conditions  incorrectly,  the strategy could reduce the Underlying Fund's return or create a loss.

     Illiquid and Restricted Securities.  Investments that do not have an active trading market,  or that have legal or contractual  limitations on their resale, are  generally  referred  to as  "illiquid"  securities.  Securities  that  have limitations on their resale are referred to as "restricted  securities." Certain restricted  securities  that are eligible for resale to qualified  institutional purchasers may not be regarded as illiquid.

     Illiquid  securities  may be difficult  to value or to sell  promptly at an acceptable price or may require  registration  under applicable  securities laws before they can be sold publicly.  The Underlying Fund will not invest more than
10% of its net  assets  in  illiquid  or  restricted  securities.  The Board can increase that limit to 15%. The Manager monitors the Underlying  Fund's holdings of illiquid  securities on an ongoing basis to determine  whether to sell any of those securities to maintain adequate liquidity.

     Conflicts  of Interest  The  investment  activities  of the Manager and its affiliates  in regard to other  accounts  they manage may present  conflicts  of interest that could  disadvantage the Underlying Fund and its shareholders.  The
Manager or its  affiliates  may provide  investment  advisory  services to other
Underlying Funds and accounts that have investment objectives or strategies that differ from, or are contrary to, those of the Underlying  Fund.  That may result in another fund or account holding investment  positions that are adverse to the
Underlying Fund's investment  strategies or activities.  Other funds or accounts advised by the Manager or its affiliates may have conflicting  interests arising from  investment  objectives  that are similar to those of the Underlying  Fund.
Those  funds and  accounts  may engage in, and  compete  for,  the same types of securities or other  investments as the Underlying  Fund or invest in securities
of  the  same   issuers  that  have   different  ,  and  possibly   conflicting,
characteristics.  The trading  and other  investment  activities  of those other funds or accounts may be carried out without regard to the investment activities of the  Underlying  Fund and, as a result,  the value of securities  held by the
Underlying Fund or the Underlying Fund's investment  strategies may be adversely affected.  The Underlying Fund's investment performance will usually differ from the  performance of other accounts  advised by the Manager or its affiliates and the Underlying Fund may experience losses during periods in which other accounts advised by the Manager or its affiliates  achieve gains. The Manager has adopted policies  and  procedures  designed to address  potential  conflicts of interest identified by the Manager,  however such policies and  procedures may also limit the Underlying Fund's investment activities and affect its performance.

     Investments by "Funds of Funds." Class Y shares of the Underlying  Fund are offered as an investment to certain other  Oppenheimer  funds that act as "funds of funds,"  which may invest  significant  portions of their assets in shares of the Underlying Fund. From time to time,  those  investments may also represent a significant  portion  of the  Underlying  Fund's  outstanding  shares  or of its outstanding  Class Y shares.  The Oppenheimer funds of funds typically use asset allocation strategies that may increase or reduce the amount of their investment in the Underlying  Fund  frequently,  possibly on a daily basis during  volatile market  conditions.  If  the  size  of  those  purchases  and  redemptions  were significant relative to the size of the Underlying Fund's assets, the Underlying
Fund could be  required  to  purchase  or sell  portfolio  securities,  possibly increasing  its  transaction  costs and reducing the  performance  of all of its share classes.

     Temporary  Defensive  and  Interim  Investments.  For  temporary  defensive purposes  in  times  of  adverse  or  unstable  market,  economic  or  political conditions,  the  Underlying  Fund  can  invest  up to  100%  of its  assets  in investments  that may be  inconsistent  with  the  Underlying  Fund's  principal investment  strategies.  Generally the Underlying Fund would invest in shares of
Oppenheimer   Institutional  Money  Market  Fund,   described  below  in  "Other
Investment  Strategies of the Fund and the Underlying  Fund", or in the types of money market  instruments in which Oppenheimer  Institutional  Money Market Fund invests or in other short-term U.S. Government  securities.  The Underlying Fund might also hold these types of  securities  as interim  investments  pending the investment of proceeds  from the sale of  Underlying  Fund shares or the sale of
Underlying  Fund  portfolio  securities or to meet  anticipated  redemptions  of
Underlying  Fund  shares.  To the extent the  Underlying  Fund  invests in these securities, it might not achieve its investment objective.

     For more information  about the types of securities the Underlying Fund may invest in, you can  request a  prospectus  of  Oppenheimer  Main  Street Fund by calling the toll-free number listed on the back cover of this prospectus

     INVESTMENT IN DEBT SECURITIES.  During the Warranty  Period,  the Fund will invest a portion of its assets, and in certain circumstances the Fund may invest all of its assets, in U.S. government securities having a maturity approximately equal to the period remaining in the Warranty Period.

     U.S. Government  Securities.  U.S. government securities the Fund buys will consist of non-callable  general  obligations of the U.S. Treasury backed by the full faith and credit of the U.S.  government  or of any of the  following  U.S.
government agencies:  Federal National Mortgage  Association,  Federal Home Loan
Mortgage  Corporation,  Federal Home Loan Bank,  Resolution Funding Corporation,
Financing  Corporation and Tennessee Valley Authority,  provided such securities are rated no less than "AAA" by Standard &  Poor's Rating  Services or "Aaa"
by Moody's Investors  Service,  Inc.  Securities issued by the Federal Home Loan
Mortgage Corporation,  the Federal National Mortgage Association and the Federal
Home Loan Banks are neither guaranteed nor insured by the U.S. government.

     o  U.S.  Treasury   Obligations.   These  include  Treasury  bills  (having
maturities of one year or less when issued),  Treasury notes (having  maturities of more than one year and up to ten  years  when  issued),  and  Treasury  bonds
(having maturities of more than ten years when issued).  Treasury securities are backed by the full faith and credit of the United  States as to timely  payments of  interest  and  repayments  of  principal.  The Fund  can buy U. S.  Treasury securities that have been "stripped" of their coupons and zero-coupon securities described below.

     o  Obligations  Issued  or  Guaranteed  by  U.S.   Government  Agencies  or
Instrumentalities.   These  include  direct  obligations  and   mortgage-related
securities  that  have  different   levels  of  credit  support  from  the  U.S.
government. Government National Mortgage Association ("Ginnie Mae") pass-through mortgage  certificates,  for example, are supported by the full faith and credit of the U.S. government.

     Zero-Coupon  Securities.  Some of the debt  securities  the  Fund  buys are zero-coupon  bonds that pay no  interest.  The Fund can invest up to 100% of its assets  in  zero-coupon  U.S.  government  securities.  They  are  issued  at  a substantial discount from their face value. Because zero-coupon  securities have no  reinvestment  risk if held to  maturity,  they  are  more  appropriate  than coupon-paying  securities  for  seeking  to  ensure  that the Fund has a certain amount of assets at the end of a set period of time.  Zero-coupon securities are subject to greater fluctuations in price from interest rate changes than typical debt securities  that pay interest on a regular basis.  The Fund may have to pay out the imputed  income on  zero-coupon  securities  without  receiving the cash currently.  The Fund will not  purchase  zero-coupon  securities  in the form of collateralized mortgage obligations.

     Short-Term Debt Securities. The Fund can buy high-quality, short-term money market  instruments,  including  obligations  of the  U.S.  government  and  its agencies,  and certain  short-term demand and time deposits in,  certificates of
deposit  of  and  bankers'   acceptances  issued  by  certain  U.S.   depository
institutions or trust companies,  and certain commercial paper having a maturity of not more than 180 days, which are short-term,  negotiable promissory notes of companies.  Because these instruments tend to offer lower yields than other debt securities,  the Fund  ordinarily  uses them for liquidity  and cash  management purposes or for defensive purposes when market conditions are unstable.

     ASSET  ALLOCATION.  The Manager  allocates  the Fund's  assets  between the equity  portfolio  (shares  of the  Underlying  Fund)  and  the  debt  portfolio
(consisting  of U.S.  government  securities,  including  zero coupon  bonds and
certain  securities   guaranteed  by  certain  U.S.   government   agencies  and
instrumentalities)  based upon the Warranty  Formula.  The Manager evaluates the relative  allocation  between the equity  portfolio and debt portfolio daily and makes any necessary  adjustments to the Fund's  portfolio.  The Warranty Formula may allocate  between 0% to 100% of the Fund's  assets to the equity  portfolio.
The allocation  during the Warranty Period will fluctuate in response to changes in the securities markets. Factors reflected in the asset allocation methodology include,  but are not  limited  to: o The market  value of the Fund's  assets as compared to the  Warranty  Amount o The  prevailing  level of  interest  rates o
Equity market volatility o The length of time remaining until the Maturity Date

     Under the terms of the  Warranty  Agreement,  the Fund may be  required  in certain limited circumstances,  including a material decline in the value of the
Fund's  assets  relative to the  Warranty  Amount or a breach by the Fund or the
Manager of its  obligations  under the  Warranty  Agreement,  to invest all or a substantial portion of its assets in U.S. government securities,  including zero coupon U.S. government securities,  and cash equivalents to the extent necessary to meet redemption requests and Fund expenses.

     Specifically,  situations where the Warranty  Provider can require the Fund to invest all of its assets in the debt portfolio include:

     o if the Fund  issues  additional  shares  during  the  Warranty  Period in violation of the Warranty Agreement;

     o if the  Fund  invests  in  securities  other  than as  permitted  in this prospectus or uses leverage in violation of the Financial Warranty Agreement;

     o if the Fund's investment in the equity portfolio on any given day exceeds certain  limitations  as  established  by, or the Fund fails to allocate  assets pursuant to, the Warranty Formula;

     o if the Fund fails to comply with the expense  limitations  imposed on the
Fund if it is  required  to  invest  completely  and  irreversibly  in the  debt portfolio;

     o if the Fund fails to pay the Warranty Agreement fee when due;

     o if the investment  advisory  agreement with the Manager is terminated and the successor investment adviser is not acceptable to the Warranty Provider;

     o if  the  Manager  fails  to  manage  the  Fund  in  accordance  with  its objectives, policies and strategies;

     o if the Manager,  the Fund or the Custodian  fails to provide the Warranty
Provider  with  certain  information  necessary  for it to  monitor  the  Fund's compliance with the Warranty Agreement;

     o if  representations  or  warranties  made by the  Manager  or the Fund in certain agreements and documents were incorrect or misleading when made;

     o if the Manager, the Fund or the Custodian fails to perform any obligation or  breaches  any  covenant  under  the  Warranty  Agreement  or  other  related agreements  and such  failure  could  have an  adverse  effect  on the  Warranty
Provider (including a change to the Fund's investment  objective or any material change to the Fund's  investment  policies or  strategies  without the  Warranty
Provider's  prior written  consent,  even where such change is in the Fund's and the  shareholders'  best  interest);  the  commencement  of any  proceeding in a federal,  state or local  court  which if  adversely  determined,  could have an adverse effect on the Manager or the Fund;

     o if an action or  proceeding is commenced to place the Fund or the Manager in receivership or bankruptcy; or

     o if any governmental or regulatory action limits,  suspends, or terminates the  rights,  privileges  or  operation  of the  Manager  or the Fund that could adversely affect the Manager or the Fund.

     Under the Warranty Agreement,  the Fund is also required to satisfy certain risk management  requirements,  which will also restrict the manner in which the
Fund may invest its assets.  The Fund's  holdings  of cash and cash  equivalents will generally be limited to an amount  necessary to meet  anticipated  expenses and redemptions.

     The  Warranty  Formula  may  require  the Fund to have a  higher  portfolio turnover rate as compared to other mutual funds.

OTHER INVESTMENT STRATEGIES OF THE FUND AND THE UNDERLYING FUND

     Loans of Portfolio  Securities.  Each of the Fund and  Underlying  Fund may
loan its portfolio securities to brokers,  dealers and financial institutions to provide income or for liquidity.  The Fund and Underlying Fund have entered into a securities  lending agreement with JPMorgan Chase Bank, N.A.  ("JPMorgan") for that purpose. Under the agreement,  JPMorgan will generally bear the risk that a borrower may default on its obligation to return loaned securities.  The Fund or
Underlying Fund will be responsible for risks  associated with the investment of its cash collateral,  however, including the risk of a default by an issuer of a security in which cash collateral has been invested. The Fund or Underlying Fund may lose money if the value of an investment  purchased with its cash collateral decreases. The Fund's and Underlying Fund's portfolio loans must comply with the collateralization  and other  requirements  of the Fund's and Underlying  Fund's securities  lending agreement and applicable  government  regulations.  The Fund limits loans of portfolio securities to not more than 33 1/3% of its net assets, and the  Underlying  Fund limits loans of portfolio  securities to not more than
25% of its net assets.

     Investments in  Oppenheimer  Institutional  Money Market Fund.  Each of the
Fund and the Underlying Fund can invest its free cash balances in Class E shares of  Oppenheimer  Institutional  Money Market Fund,  to provide  liquidity or for defensive  purposes.  The Fund and the  Underlying  Fund  invest in  Oppenheimer
Institutional  Money Market Fund rather than  purchasing  individual  short-term investments  to try to seek a higher  yield than they could obtain on their own.
Oppenheimer  Institutional Money Market Fund is a registered open-end management investment  company,  regulated  as a money  market  fund  under the  Investment
Company Act of 1940, as amended, and is part of the Oppenheimer Family of Funds.
It invests in a variety of short-term,  high-quality,  dollar-denominated  money
market  instruments  issued  by  the  U.S.  Government,   domestic  and  foreign
corporations,   other  financial   institutions,   and  other  entities.   Those
investments may have a higher rate of return than the investments  that would be available  to the  Fund  or the  Underlying  Fund  directly.  At the  time of an investment,  the Fund and the  Underlying  Fund cannot  always  predict what the yield of the Oppenheimer  Institutional Money Market Fund will be because of the wide  variety of  instruments  that fund holds in its  portfolio.  The return on those  investments  may, in some cases, be lower than the return that would have been derived from other types of investments that would provide liquidity.  As a shareholder,  the Fund and the  Underlying  Fund  each  will be  subject  to its proportional  share of the expenses of  Oppenheimer  Institutional  Money Market
Fund's Class E shares,  including  its advisory fee.  However,  the Manager will waive a portion of the Fund's  advisory fee and the Underlying  Fund's  advisory fee to the extent of the Fund's and the Underlying  Fund's  respective  share of the advisory fee paid to the Manager by Oppenheimer  Institutional  Money Market
Fund.

     Portfolio  Turnover.  A change  in the  securities  held by the Fund or the
Underlying  Fund is known as "portfolio  turnover."  The Fund and the Underlying
Fund each may  engage in active  and  frequent  trading  to try to  achieve  its investment  objective,  and may  have a  portfolio  turnover  rate of over  100%
annually.  Increased  portfolio  turnover may result in higher brokerage fees or other transaction costs, which can reduce performance. If either the Fund or the
Underlying  Fund realize capital gains when it sells  investments,  it generally must pay those gains to shareholders,  increasing its taxable distributions. The
Financial  Highlights  tables at the end of this prospectus shows the Fund's and
Underlying Fund's respective portfolio turnover rates during prior fiscal years

     CAN THE FUND'S INVESTMENT  OBJECTIVE AND POLICIES CHANGE?  The Fund's Board
of Trustees can change  non-fundamental  investment policies without shareholder approval,  although  significant changes will be described in amendments to this prospectus.  Fundamental  policies  cannot be changed  without the approval of a majority  of  the  Fund's  outstanding  voting  shares.  The  Fund's  investment objective  is a  fundamental  policy.  Other  investment  restrictions  that are fundamental policies are listed in the Statement of Additional  Information.  An investment policy is not fundamental  unless this prospectus or the Statement of
Additional Information says that it is.

The Warranty Agreement and the Financial Warranty

     The Fund has entered into the Warranty  Agreement to help make sure that on the Maturity Date each  shareholder will be entitled to redeem his or her shares for an amount not less than the Warranty Amount, i.e., the initial value of that shareholder's  account on the second  business day after the end of the Offering
Period  (including any net income earned by the Fund during the Offering  Period and the two business days subsequent thereto, but reduced by any adjustments the
Warranty  Provider is permitted to make under the  Warranty  Agreement  and less sales  charges and  Extraordinary  Expenses and a  proportionate  reduction  for
dividends  and  distributions  paid  in  cash  and  shares  redeemed).   Certain
calculations  under the Warranty  Agreement  (including  the  calculation of any shortfall)  will be  performed  by an  affiliate  of the  Warranty  Provider  as calculation agent.

     The  Warranty  Agreement  requires  the  Manager  to  comply  with  certain investment  parameters in an attempt to limit the Fund's risk.  These investment parameters  are  designed  to reduce,  but do not  eliminate,  the risk that the
Fund's  assets will be  insufficient  to allow the Fund to redeem  shares at not less than the Warranty  Amount on the Maturity Date. If the Fund fails to comply with the  agreed-upon  investment  parameters or otherwise  fails to comply with certain requirements set forth in the Warranty Agreement,  the Warranty Provider may terminate its Financial Warranty in the following limited circumstances:

     o  if  the  Fund  liquidates,  is  merged,  reorganizes  or  sells  all  or substantially all of its assets;

     o if the  Manager  ceases to be the  adviser of the Fund and any  successor adviser is not acceptable to the Warranty Provider;

     o if  under  the  terms  of the  Warranty  Agreement,  the  Manager  or the
Custodian is required to allocate all of the Fund's assets to the debt portfolio and fails to do so within a reasonable time;

     o if the Custodian  agreement is amended so that the Custodian or successor custodian  is no longer  obligated  or does not agree to  provide  the  Warranty
Provider with certain information  regarding the Fund's portfolio as required by the Warranty Agreement;

     o if the conditions  precedent to the Warranty  Provider's  issuance of the
Financial Warranty have not been met under the terms of the Warranty Agreement;

     o if the Manager fails to pay to the Warranty  Provider a shortfall  amount resulting from the negligence,  recklessness,  bad faith,  willful misconduct or fraud of the Manager;

     o a determination of negligence,  recklessness, fraud, bad faith or willful misconduct  on the part of the Manager or the Fund under the Warranty  Agreement and  related  agreements  by a court  of  competent  jurisdiction  or a board of arbitration;

     o if the Manager fails to provide the Warranty  Provider  with  information regarding the Underlying Fund in certain circumstances;

     o if the Manager does not manage the assets of the Fund in accordance  with the Fund's objective, policies and strategies;

     o if the Trust  establishes  another series other than this Fund during the
Warranty Period; or

     o if the Manager fails to provide certain  instructions and information to, and cooperate  with,  the Custodian in the event that the Warranty  Provider has exercised its right to deliver  pre-signed  instructions from the Manager to the
Custodian  instructing  the  Custodian to invest all of the Fund's assets in the debt portfolio.

     If the Fund receives notice of termination from the Warranty Provider,  the
Fund will promptly notify shareholders of such termination.

     The Warranty  Provider (or its affiliate) may monitor the Fund's compliance with the  Warranty  Agreement  solely to protect the  interests  of the Warranty
Provider and not the Fund's  shareholders.  In monitoring the Fund's compliance, the Warranty Provider (or its affiliate) will rely  predominantly on information provided by the Fund, the Manager and the Custodian.

     The Fund and the  Manager  may  terminate  the  Warranty  Agreement  if the
Warranty  Provider  becomes  insolvent or if the Warranty  Provider ceases to be
"well capitalized" within the meaning of the capital maintenance  regulations of the Federal Deposit Insurance Corporation.

     The Fund will pay to the Warranty Provider,  under the Warranty  Agreement, an annual fee equal to 0.60% of the average  daily net assets of the Fund during the Warranty Period. If the Fund is required to make a complete and irreversible allocation of its assets to the debt portfolio, the Warranty fee will thereafter be reduced to 0.35% of the average daily net assets of the Fund. If the value of the Fund's assets on the Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to his or her Warranty Amount (a
"Shortfall"), the Warranty Provider will pay to the Fund an amount sufficient to make sure that each  shareholder's  account can be redeemed on the Maturity Date for an amount equal to his or her Warranty  Amount.  The amount of any Shortfall required to be paid by the Warranty Provider will be less if the Warranty Amount is  reduced.  The  Warranty  Amount  will be  reduced  by (i) the  amount of any dividends and  distributions  taken in cash rather than reinvested in additional shares  of  the  Fund;  (ii)  the  value  of  any  shares  redeemed;  (iii)  the shareholder's  pro rata portion of the amount of any  Extraordinary  Expenses or any  expenses  incurred  by the Fund in excess of the expense  limits  described under "Warranty Period;" (iv) the shareholder's pro rata portion of the value of any  shares  issued  by the  Fund  during  the  Warranty  Period  other  than in connection with the reinvestment of dividends and distributions;  (v) the amount of any  increase  in the  Warranty  Amount  per share as a result of  changes in accounting  practices for the Fund,  corporate  actions or certain other events;
and  (vi) if the  Manager  is  required  to make  payments  under  the  Warranty
Agreement  in  certain  instances  and the  Manager  fails  to do so in a timely manner,  the amount of the  payments  the Manager  failed to make (on a pro rata basis).

     A  shareholder's  ability to receive his or her Warranty  Amount depends on the  financial  condition of the  Warranty  Provider.  If the Warranty  Provider
becomes insolvent or its credit  deteriorates  substantially,  payment under the
Financial  Warranty may not be made or may become  unlikely.  In such event, the
Board  could  take a variety  of  actions,  including  replacing  the  Financial
Warranty or  liquidating  the Fund. In such  circumstances,  shareholders  could suffer a loss of  principal.  The Board is under no  obligation  to replace  the
Financial Warranty.  If it does so, the fee charged by any replacement  warranty provider may be higher or lower than the fee charged by the  Warranty  Provider.
If the Board were to determine that  liquidation of the Fund during the Warranty
Period is in the  shareholders'  best  interests,  the Warranty  Agreement would automatically  terminate upon such  liquidation and the Warranty  Provider would have no  obligations  to make a payment to the Fund.  In that event  neither the
Manager  nor any other  person  would be liable to make a payment to the Fund to provide shareholders with their Warranty Amount. Upon liquidation,  shareholders would receive the then-current net asset value of their Fund account,  which may be less than the Warranty Amount they would have received on the Maturity Date.

     The  Warranty  Agreement  may be  amended  with the  prior  consent  of the
Warranty Provider, the Fund and the Manager. Therefore,  material changes to the
Warranty Agreement may be made without shareholder approval,  even to the extent such change could have a direct or indirect impact on a shareholder's investment in the Fund. Any material amendments to the Warranty Agreement will be disclosed in amendments to this prospectus.

     The Fund will provide you with a copy of the most recent  audited annual or unaudited  quarterly  financial  statements  of the Warranty  Provider,  free of charge,  upon your  request.  To receive a copy of these  financial  statements, please  contact  the Fund at the  telephone  number  or write to the Fund at the address shown on the outside back cover of this prospectus.

HOW IS THE WARRANTY AMOUNT DETERMINED?

     Example.*Assume  you have  $20,000 to invest.  Assume  that you  decided to purchase  Class A shares  and the  public  offering  price is  $10.61  per share
(initial net asset value of $10.00 per share plus a sales load of 5.75%).  After deducting your sales load of 5.75%,  $18,850.14  will be invested in Fund shares and you will have 1,885.01 shares in your account.  Your initial Warranty Amount will be $18,850.14.

* Figures used in the example have been rounded to the nearest hundredth.

     The full  amount of your  investment  will not  receive  the benefit of the
Financial  Warranty.  Rather,  the Financial  Warranty  protects only the amount invested,  as reduced by any  adjustments to the Warranty Amount by the Warranty
Provider  permitted under the Warranty  Agreement and less any sales charges and
your  proportionate  share  of  certain  Extraordinary   Expenses,  and  reduced
proportionately for any dividends paid in cash or redemption of shares.

     Redemption of shares during the Warranty  Period will decrease the Warranty
Amount to which a shareholder  is entitled.  If a shareholder  redeems shares in the Fund,  he or she will then hold fewer  shares at the  then-current  Warranty
Amount  per  share,  thereby  reducing  the  overall  Warranty  Amount  for  the shareholder.  A redemption made from the Fund prior to the Maturity Date will be made at the Fund's  then-current net asset value per share,  less any applicable deferred sales charge, which may be higher or lower than the Warranty Amount per share.

     The Warranty  Amount per share will decline as dividends and  distributions are made to shareholders. If a shareholder automatically reinvests dividends and distributions in additional shares of the Fund, the shareholder's total Warranty
Amount  will  remain the same  because  he or she will hold a greater  number of shares at a reduced Warranty Amount per share following payment of a dividend or distribution. The result is to preserve the total Warranty Amount to which he or she was entitled before the dividend or distribution  was made. If a shareholder elects to receive any dividends or  distributions  in cash,  however,  he or she will hold the original number of shares at the reduced Warranty Amount per share following  payment of a dividend or distribution.  This will reduce the Warranty
Amount  to  which  such   shareholder   was  entitled  before  the  dividend  or
distribution was made.

     Example 1. Assume you reinvest your dividends and distributions. The number of shares you own in the Fund will  increase at each date on which a dividend or distribution  is  effective.  Although  the  number of  shares  in your  account increases,  and the Warranty Amount per share  decreases,  your overall Warranty
Amount does not change.  Using our  example,  assume it is now December 30, 2007 and the Fund makes  effective a dividend of $0.15 per share.  Also,  assume that the net asset  value is $11.25 per share at the end of the day on  December  30,
2007.

To recalculate your Warranty Amount per share:

     1. Determine the value of your dividend. Your total dividend will equal the per share dividend multiplied by the number of shares you own the day before the dividend is declared.  In our example, we will multiply 1,885.01 shares by $0.15 per share to arrive at $282.75.

     2.  Determine the number of shares that will get added to your account when your  dividend is  reinvested.  Your  additional  shares equal the value of your dividend divided by the ending net asset value per share on the day the dividend was declared.  In our case,  $282.75  divided by $11.25 equals 25.13  additional shares.

     3. Adjust your account for your additional  shares.  Add 1,885.01 and 25.13 to arrive at your new share balance of 1,910.14.

     4.  Determine  your new  Warranty  Amount  per  share.  Take your  original
Warranty Amount and divide by your new share balance. Using our example,  divide
$18,850.14 by 1,910.14  shares to arrive at the new Warranty Amount per share of
$9.87.

     5. Your Warranty Amount still equals $18,850.14.

     If you do not reinvest  your  dividends  and  distributions  in  additional shares of the Fund, your Warranty Amount will be reduced with the same effect as if you had reinvested  such  dividends and  distributions  and then  immediately redeemed them.

     Example 2. Assume you elect to receive Fund dividends and  distributions in cash. On each date on which a dividend or distribution is effective,  the number of shares you own in the Fund will remain the same and the  Warranty  Amount per share will decrease  resulting in your overall Warranty Amount declining.  Using our example,  assume it is now December 30, 2006 and the Fund makes  effective a dividend of $0.15 per share.  Also assume that the net asset value is $11.25 per share at the end of the day on December 30, 2006.

      To recalculate your Warranty Amount per share:

     1. Determine the value of your dividend. Your total dividend will equal the per share dividend multiplied by the number of shares you own the day before the dividend is declared.  In our example,  we multiply 1,885.01 shares by $0.15 per share to arrive at $282.75.  If you reinvested the distribution,  you would have received  25.13  additional  shares  for a total of  1,910.14  shares.  However, because you will receive this amount in cash rather than additional Fund shares, the number of Fund shares you own remains at 1,885.01.

     2.  Determine  your new  Warranty  Amount  per  share.  Take your  original
Warranty  Amount  and  divide by the  number of shares you would have had if you reinvested the  distribution.  Using our example,  divide $18,850.14 by 1,910.14 shares to arrive at $9.87 per share.

     3.  Multiply  $9.87 by the number of shares you actually own  (1,885.01) to arrive at your new Warranty Amount of $18,605.05.

     Although  shareholders  can perform this calculation  themselves,  the Fund will  recalculate  the Warranty  Amount per share  whenever the Fund  declares a dividend or makes a  distribution.  It is possible that the Fund's  calculations may differ from a shareholder's calculation, for example, because of rounding or the number of decimal  places used. In each case, the Fund's  calculations  will control.

     See "Dividends,  Capital Gains and Taxes" for additional  details regarding the Financial Warranty.

How the Fund is Managed

     THE MANAGER. The Manager, OppenheimerFunds,  Inc., serves as the investment adviser to the Fund and to the Underlying  Fund. The Manager  chooses the Fund's investments  and handles its day-to-day  business.  The Manager  carries out its duties,  subject to the  policies  established  by the Fund's Board of Trustees,
under   an   investment   advisory   agreement   that   states   the   Manager's
responsibilities.  The agreement  sets the fees the Fund pays to the Manager and describes  the  expenses  that the Fund is  responsible  to pay to  conduct  its business.

     The Manager has been an investment  adviser since 1960. The Manager and its subsidiaries and controlled  affiliates managed more than $260 billion in assets as of September 30, 2007,  including  other  Oppenheimer  funds with more than 6 million  shareholder  accounts.  The  Manager is located at Two World  Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

     Advisory Fees. Under the investment advisory  agreement,  the Fund pays the
Manager a  management  fee at an annual  rate of 0.50% per annum of the  average annual net assets of the Fund.  That fee will apply during the  Warranty  Period and the Post-Warranty  Period.  The management fee shall be reduced to 0.40% per annum of average  annual net assets of the Fund in any month during the Warranty
Period  following  a month  where the  Fund's  investment  in equity  securities
(including shares of Oppenheimer Main Street Fund) is, on average, less than 10%
of net  assets.  If during the  Warranty  Period  100% of the Fund's  assets are completely and irreversibly  invested in the debt portfolio,  the management fee will be at an annual rate of 0.25% of the average annual net assets of the Fund, and if that occurs the Manager will  further  reduce its  management  fee to the extent necessary so that total annual operating expenses of the Fund (other than
Extraordinary Expenses such as litigation costs) do not exceed 1.30% for Class A shares, 2.05% for Class B shares and 2.05% for Class C shares.  However, if this reduction  in the  management  fee is not  sufficient  to  reduce  total  annual operating  expenses to these  limits,  the Manager is not  required to subsidize
Fund expenses to assure that  expenses do not exceed those limits.  Furthermore, if expenses exceed these expense limits,  the Warranty Amount will be reduced by any  expenses  that exceed  those  limits.  The Manager  voluntarily  waived its management fee during the Offering Period.

     A discussion regarding the basis for the Board of Trustees' approval of the
Fund's investment  advisory contract is available in the Fund's Annual Report to shareholders for the year ended August 31, 2007.

     Portfolio Managers.  The Fund's portfolio is managed by Angelo Manioudakis,
Rudi W. Schadt and Sergei V.  Polevikov,  who are primarily  responsible for the day-to-day management of the Fund's investments.

     Mr. Manioudakis has been a Vice President and portfolio manager of the Fund since  November  2003. He has been a Senior Vice President of the Manager and of
HarbourView  Asset  Management  Corporation  since  April 2002 and a Senior Vice
President of OFI Institutional  Asset Management,  Inc. since June 2002. He is a portfolio  manager  and  officer  of other  portfolios  in the  OppenheimerFunds complex.  Mr.  Manioudakis  was  Executive  Director and  portfolio  manager for
Miller,  Anderson  &  Sherrerd,  a  division  of Morgan  Stanley  Investment
Management, from August 1993 through April 2002.

     Mr.  Schadt has been a Vice  President  and  portfolio  manager of the Fund since August 2004. He has been a Vice  President,  Director of Equity  Analytics and Risk in Product  Design and Risk  Management of the Manager  since  February
2002  and  is a  portfolio  manager  and  officer  of  other  portfolios  in the
OppenheimerFunds  complex. Prior to joining the Manager in February 2002, he was a Director and Senior  Quantitative  Analyst from 2000 through 2001 at UBS Asset
Management and an Associate  Director,  Senior  Researcher and Portfolio Manager
from June 1997 to August 2000 at State Street Global Advisors.

     Mr.  Polevikov has been a portfolio  manager of the Fund since August 2007.
He has been an  Assistant  Vice  President  of OFI since April 19, 2004 and is a senior  research  analyst as well as a member of OFI's Product Design and Equity
Risk Analytics teams. He is a portfolio  manager and officer of other portfolios in the OppenheimerFunds  complex.  Prior to joining OFI, Mr. Polevikov earned an
MA in Economics  from the  University  of Houston,  from August 1999 through May
2001,  and an MBA (with a  concentration  in  finance)  from the  University  of
Rochester,  from August 2001 through April 2004.  Mr.  Polevikov was an Economic
Research  Analyst for the Federal Reserve Bank of Dallas from May 1997 to August
1999.

     The Statement of Additional  Information  provides  additional  information about the Portfolio Managers' compensation, other accounts they manage and their ownership of Fund shares.

     PORTFOLIO   HOLDINGS.   The  Fund's  portfolio  holdings  are  included  in
semi-annual  and annual reports that are distributed to shareholders of the Fund within 60 days  after the close of the  period  for which  such  report is being made.  The Fund also  discloses  its  portfolio  holdings in its  Statements  of
Investments  on Form N-Q,  which  are filed  with the  Securities  and  Exchange
Commission  no later than 60 days after the close of its first and third  fiscal quarters.  These required  filings are publicly  available at the Securities and
Exchange Commission. Therefore, portfolio holdings of the Fund are made publicly available  no later than 60 days  after the close of each of the  Fund's  fiscal quarters.

     A description  of the Fund's  policies and  procedures  with respect to the disclosure  of the  Fund's  portfolio  securities  is  available  in the  Fund's
Statement of Additional Information.

ABOUT YOUR ACCOUNT

     CAN YOU  PURCHASE  SHARES OF THE  FUND?  No,  shares of the Fund  cannot be purchased  during the  Warranty  Period  other than by the  reinvestment  of the
Fund's dividends and distributions in additional shares of the Fund.

     Net Asset Value.  The Fund  calculates the net asset value of each class of shares  as of the close of the  NYSE,  on each day the NYSE is open for  trading
(referred to in this prospectus as a "regular  business day"). The NYSE normally closes at 4:00 p.m.,  Eastern  time,  but may close  earlier  on some days.  All references to time in this prospectus are to "Eastern time."

     The net asset value per share for a class of shares on a "regular  business day" is determined  by dividing the value of the Fund's net assets  attributable to that class by the number of shares of that class  outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's  judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally  traded,  that security may be valued by another method that the Board of Trustees  believes  accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays,  the values of some of the
Underlying Fund's foreign investments may change, and therefore the value of the
Fund's  investment in the  Underlying  Fund may change,  on days when  investors cannot buy or redeem Fund shares.

     The Board has adopted  valuation  procedures for the Fund and has delegated the day-to-day  responsibility  for fair value  determinations  to the Manager's
Valuation  Committee.  Fair value  determinations  by the Manager are subject to review,  approval and  ratification  by the Board at its next scheduled  meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable,  the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for  significant  events  that it  believes in good faith will affect the market prices of the  securities of issuers held by the Fund.  Those may include events affecting  specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting  securities markets (for  example,  a foreign  securities  market  closes early because of a natural  disaster).  The Fund uses fair value pricing procedures to reflect what the  Manager  and the Board  believe to be more  accurate  values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.  The Underlying  Fund's Board has also adopted fair value policies and procedures. In addition, the discussion of "time-zone arbitrage" describes effects that the Underlying Fund's fair value pricing policy is intended to counteract.

     If, after the close of the principal market on which a security held by the
Fund is traded and  before the time as of which the Fund's net asset  values are calculated  that day, an event occurs that the Manager learns of and believes in the exercise of its judgment  will cause a material  change in the value of that security from the closing price of the security on the principal market on which it is traded,  the Manager will use its best  judgment to determine a fair value for that security.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

     Service  Plan for Class A Shares.  The Fund has adopted a Service  Plan for
Class A  shares.  It  reimburses  the  Distributor  for a  portion  of its costs
incurred  for  services   provided  to  accounts   that  hold  Class  A  shares.
Reimbursement  is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor  currently uses
all  of  those  fees  to  pay  dealers,   brokers,  banks  and  other  financial
institutions  periodically  for providing  personal  service and  maintenance of accounts of their customers that hold Class A shares.

     Prior to March 1, 2007, the  Distributor  paid the first year's service fee in  advance  for  shares  purchased  in  grandfathered  retirement  plans and it retained the service fee from the Fund with  respect to those shares  during the first year after their  purchase.  After the shares were held by a grandfathered retirement plan for a year, the Distributor  paid the ongoing service fee to the dealer of record on a periodic basis.

     Distribution and Service Plans for Class B and Class C Shares. The Fund has
adopted Distribution and Service Plans for Class B and Class C shares to pay the
Distributor  for its  services  and  costs in  distributing  Class B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual  asset-based  sales  charge of 0.75% on Class B and  Class C shares.  The
Distributor  also receives a service fee of 0.25% per year under the Class B and
Class C plans.

     The asset-based  sales charge and service fees increase Class B and Class C expenses  by 1.0% of the net assets per year of the  respective  class.  Because these fees are paid out of the Fund's  assets on an  on-going  basis,  over time these fees will increase the cost of your  investment and may cost you more than other types of sales charges.

     The Distributor  uses the service fees to compensate  dealers for providing personal  services  for  accounts  that  hold  Class B or  Class C  shares.  The
Distributor paid the 0.25% service fees to dealers in advance for the first year after the shares are sold by the  dealer.  After the shares have been held for a year, the Distributor pays the service fees to dealers on a periodic basis.

     The Distributor  paid a sales  concession of 3.75% of the purchase price of
Class B shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount paid by the  Distributor to the dealer at the time of sale of Class B shares was therefore 4.00% of the purchase price. The Distributor  normally  retains the Class B asset-based  sales charge.
See the Statement of Additional Information for exceptions.

     The Distributor  paid a sales  concession of 0.75% of the purchase price of
Class C shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount paid by the  Distributor to the dealer at the time of sale of Class C shares was therefore  1.0% of the purchase price.  The  Distributor  pays  the  asset-based  sales  charge  as  an  ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The  Distributor  typically  retained the  asset-based  sales charge on
Class C shares  during the first year after the purchase of Class C shares.  See the Statement of Additional Information for exceptions.

     OTHER  PAYMENTS TO  FINANCIAL  INTERMEDIARIES  AND SERVICE  PROVIDERS.  The
Manager and the Distributor,  in their discretion, also may pay dealers or other
financial   intermediaries   and  service  providers  for  distribution   and/or
shareholder servicing  activities.  These payments are made out of the Manager's and/or the Distributor's own resources,  including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial,  are paid to many firms having business  relationships  with the Manager and Distributor.  These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Fund to these financial  intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the
Manager or Distributor  from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Fund" in this prospectus because they are not paid by the Fund.

     "Financial intermediaries" are firms that have offered and sold Fund shares to their  clients,  or provide  shareholder  services to the Fund, or both,  and receive  compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries  that receive  payments  relating to the sale or servicing of the
Fund's shares.  In addition to dealers,  the financial  intermediaries  that may receive payments include sponsors of fund "supermarkets,"  sponsors of fee-based advisory  or wrap fee  programs,  sponsors  of college  and  retirement  savings programs, banks and trust companies offering products that hold Fund shares, and insurance  companies  that offer  variable  annuity or variable  life  insurance products.

     In general,  these payments to financial  intermediaries can be categorized
as    "distribution-related"    or    "servicing"    payments.    Payments   for
distribution-related  expenses,  such as marketing or promotional expenses,  are often referred to as "revenue  sharing." Revenue sharing payments may be made on the basis of the sales of shares  attributable  to that dealer,  the average net assets of the Fund and other Oppenheimer  funds  attributable to the accounts of that dealer and its  clients,  negotiated  lump sum  payments  for  distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial  intermediary  or its representatives  to recommend  or offer shares of the Fund or other  Oppenheimer funds  to its  customers.  These  payments  also  may  give an  intermediary  an incentive to  cooperate  with the  Distributor's  marketing  efforts.  A revenue sharing payment,  for example,  may have qualified the Fund for preferred status with the intermediary  receiving the payment or provide  representatives  of the
Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors.  Additionally,  as firm  support,  the Manager or  Distributor  may reimburse  expenses  related to educational  seminars and "due  diligence"  or training  meetings (to the extent permitted by applicable laws or the rules of the Financial  Industry  Regulatory
Authority  (FINRA),  formerly  known as the NASD)  designed  to  increase  sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures.  However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other  Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various  factors  are used to  determine  whether to make  revenue  sharing payments.  Possible  considerations  include,  without limitation,  the types of services provided by the intermediary, past sales of Fund shares, the redemption rates on  accounts of clients of the  intermediary  or overall  asset  levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the  intermediary to allow the  Distributor to provide  educational and training support for the  intermediary's  sales  personnel  relating  to the  Oppenheimer funds, the  availability of the Oppenheimer  funds on the  intermediary's  sales system,  as  well  as the  overall  quality  of  the  services  provided  by the
intermediary   and  the   Manager  or   Distributor's   relationship   with  the
intermediary.  The Manager and Distributor have adopted guidelines for assessing and implementing  each prospective  revenue sharing  arrangement.  To the extent that financial intermediaries receiving  distribution-related  payments from the
Manager or Distributor sell more shares of the Oppenheimer  funds or retain more shares  of the funds in their  client  accounts,  the  Manager  and  Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager,  the  Distributor or the Transfer
Agent  to  financial   intermediaries   to  compensate  or  reimburse  them  for
administrative  or other client services  provided such as  sub-transfer  agency services for shareholders or retirement plan participants, omnibus accounting or
sub-accounting,   participation  in  networking  arrangements,  account  set-up, recordkeeping  and other  shareholder  services.  Payments  may also be made for administrative  services  related to the distribution of Fund shares through the intermediary.  Firms that may receive  servicing  fees include  retirement  plan administrators,  qualified tuition program sponsors,  banks and trust companies, and others.  These fees may be used by the service  provider to offset or reduce fees that would otherwise be paid directly to them by certain  account  holders, such as retirement plans.

     The Statement of Additional  Information  contains more  information  about revenue  sharing and service  payments  made by the Manager or the  Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this  prospectus.  You  should ask your  dealer or  financial  intermediary  for details about any such payments it receives from the Manager or the  Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

     ACCOUNTLINK.  You can use our AccountLink feature to link your Fund account with an account at a U.S.  bank or other  financial  institution.  It must be an
Automated  Clearing House (ACH) member.  AccountLink  lets you: o transmit funds electronically  to  purchase  shares of another  Oppenheimer  Fund by  telephone
(through a service  representative or by PhoneLink) or automatically under Asset
Builder Plans, or

     o have the Transfer Agent send  redemption  proceeds or transmit  dividends and distributions directly to your bank account.  Please call the Transfer Agent for more information.

     AccountLink  privileges  should have been requested on your  application or your  dealer's  settlement  instructions  if you bought  your  shares  through a
dealer.  After  your  account  is  established,   you  can  request  AccountLink
privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent.  AccountLink  privileges  will apply to each  shareholder listed  in  the  registration  on  your  account  as  well  as  to  your  dealer representative  of record unless and until the Transfer Agent  receives  written instructions  terminating  or changing  those  privileges.  After you  establish
AccountLink  for  your  account,  any  change  you  make  to  the  bank  account information  must be made by  signature-guaranteed  instructions to the Transfer
Agent signed by all shareholders who own the account.

     PHONELINK.  PhoneLink is the  OppenheimerFunds  automated  telephone system
that  enables   shareholders  to  perform  a  number  of  account   transactions
automatically   using   a   touch-tone   phone.   PhoneLink   may  be   used  on
already-established  Fund  accounts  after you obtain a Personal  Identification
Number  (PIN),  by calling  the  PhoneLink  number,  1.800.225.5677.  Exchanging
Shares. With the OppenheimerFunds  Exchange Privilege,  described below, you can exchange  shares  automatically  by phone  from your  Fund  account  to  another
OppenheimerFunds  account you have  already  established  by calling the special
PhoneLink   number.   Selling  Shares.   You  can  redeem  shares  by  telephone
automatically  by  calling  the  PhoneLink  number  and the Fund  will  send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell
Shares," below for details.

     CAN YOU SUBMIT  TRANSACTION  REQUESTS  BY FAX?  You may send  requests  for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call  1.800.225.5677  for  information  about which  transactions  may be handled this way.  Transaction requests submitted by fax are subject to the same rules and  restrictions  as written and  telephone  requests  described  in this prospectus.

     OPPENHEIMERFUNDS  INTERNET  WEBSITE.  You can obtain  information about the
Fund, as well as your account balance, on the OppenheimerFunds Internet website, at  www.oppenheimerfunds.com.  Additionally,  shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website.  To perform  account  transactions or obtain  account  information  online,  you must  first  obtain a user  I.D.  and password  on  that  website.  If  you do  not  want  to  have  Internet  account transaction  capability  for your  account,  please call the  Transfer  Agent at
1.800.225.5677.  At times,  the website may be  inaccessible  or its transaction features may be unavailable.

     REINVESTMENT  PRIVILEGE. If you redeem some or all of your Class A or Class
B shares of the Fund at any time, you have up to six months to reinvest all or a part of the  redemption  proceeds in Class A shares of other  Oppenheimer  funds without  paying a sales  charge.  If you  redeem  some or all of your Class A or
Class B shares of the Fund during the Post-Warranty  Period,  you have up to six months to reinvest all or a part of the redemption proceeds in Class A shares of this  Fund or  other  Oppenheimer  funds  without  paying a sales  charge.  This privilege  applies  only to Class A  shares  that you  purchased  subject  to an initial  sales  charge  and to  Class A or Class B  shares  on which  you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares.  You must have asked the  Distributor or your financial advisor for this  privilege  when you sent your  payment  for shares  during the
Offering Period.

How to Sell Shares

     You can sell  (redeem)  some or all of your shares on any regular  business day. Prior to the Maturity Date and during the Post-Warranty  Period, shares are redeemed at their net asset value (which may be less than your Warranty  Amount)
minus any applicable  contingent deferred sales charge. For redemptions prior to the Maturity Date and during the Post-Warranty  Period, the net asset value used in determining your share price is the next one calculated after your redemption order is  received  in proper  form  (which  means that it must  comply with the procedures described below) and is accepted by the Transfer Agent. Redemption of
Fund shares prior to the Maturity  Date will reduce your  Warranty  Amount.  The
Fund lets you sell your shares by writing a letter,  by wire, by telephone or on the  internet.  If you  have  questions  about  any  of  these  procedures,  and especially if you are redeeming  shares in a special  situation,  such as due to the  death of the  owner or from a  retirement  plan  account,  please  call the
Transfer Agent first, at  1.800.225.5677,  for assistance.  Redemption  requests received  after  4:00 p.m.  (or such  earlier  time as may be  required  by your financial  intermediary)  will be priced at the net asset  value at the close of business on the next business day.

     For redemptions  made on the Maturity Date (March 3, 2011),  the value used in determining  your share price will be the greater of (i) the then-current net asset value or (ii) your Warranty Amount per share. See the examples for help in understanding  how this  amount is  calculated.  Redemptions  made  prior to the
Maturity  Date or during the  Post-Warranty  Period will not be protected by the
Financial  Warranty  and the value of your shares will be the  then-current  net asset value of the Fund, which may be less than your Warranty Amount.

     Certain Requests Require a Signature Guarantee. To protect you and the Fund from  fraud,  the  following  redemption  requests  must be in writing  and must include a signature  guarantee (although there may be other situations that also require a signature guarantee):

     o You wish to redeem more than $100,000 and receive a check.

     o The  redemption  check is not payable to all  shareholders  listed on the account statement.

     o The redemption check is not sent to the address of record on your account statement,

     o Shares are being  transferred to a Fund account with a different owner or name.

     o Shares are being redeemed by someone (such as an Executor) other than the owners.

     Where Can You Have Your  Signature  Guaranteed?  The  Transfer  Agent  will accept a guarantee  of your  signature  by a number of  financial  institutions, including: o a U.S. bank, trust company, credit union or savings association,  o a foreign bank that has a U.S. correspondent bank, o a U.S. registered dealer or broker in securities, municipal securities or government securities, or o a U.S.
national securities exchange, a registered securities  association or a clearing agency.  If you are  signing on behalf of a  corporation,  partnership  or other business or as a fiduciary, you must also include your title in the signature.

     Retirement Plan Accounts. There are special procedures to sell shares in an
OppenheimerFunds  retirement  plan  account.  Call  the  Transfer  Agent  for  a distribution request form. Special income tax withholding  requirements apply to distributions  from retirement  plans.  You must submit a withholding  form with your  redemption  request to avoid delay in getting your money and if you do not want tax withheld.  If your employer holds your  retirement plan account for you in the name of the  plan,  you must ask the plan  trustee  or  administrator  to request the sale of the Fund shares in your plan account.

     Receiving  Redemption  Proceeds by Wire. While the Fund normally sends your money by check,  you can arrange to have the proceeds of shares you sell sent by
Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.  The minimum redemption you can have sent by wire is $2,500.  There is a $10 fee for each  request.  To find out how to set up this  feature on your  account or to arrange a wire,  call the
Transfer Agent at 1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

     HOW DO YOU SELL SHARES BY TELEPHONE?  You and your dealer representative of record may also sell your shares by telephone.  To receive the redemption  price calculated on a particular  regular  business day, your call must be received by the  Transfer  Agent by the close of the NYSE that day,  which is normally  4:00
p.m.  Eastern time,  but may be earlier on some days.  You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.

     o To redeem shares through a service  representative  or  automatically  on
PhoneLink, call 1.800.225.5677.

     Whichever  method you use,  you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

     Telephone  Redemptions  Paid by Check.  Up to  $100,000  may be redeemed by telephone in any  seven-day  period.  The check must be payable to all owners of record of the shares and must be sent to the address on the  account  statement.
This  service is not  available  within 30 days of  changing  the  address on an account.

     Telephone  Redemptions  Through AccountLink or by Wire. There are no dollar limits on telephone  redemption  proceeds sent to a bank account designated when you establish  AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the  redemption.  You do not receive  dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

     If you have requested  Federal Funds wire privileges for your account,  the wire of the  redemption  proceeds will normally be  transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds.  No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

     CAN  YOU  SELL  SHARES  THROUGH  YOUR  DEALER?  The  Distributor  has  made arrangements  to  repurchase  Fund shares from  dealers and brokers on behalf of their  customers.  Brokers  or  dealers  may  charge a  processing  fee for that service.  If your  shares are held in the name of your  dealer,  you must redeem them through your dealer.

     HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS.  If you purchased shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those  shares  during the  applicable  holding  period for the class of shares, the contingent  deferred sales charge will be deducted from the redemption  proceeds  (unless you are eligible for a waiver of that sales charge based on the  categories  listed in Appendix A to the  Statement  of  Additional
Information and you advise the Transfer Agent or your financial  intermediary of your eligibility for the waiver when you place your redemption request.)

     A contingent  deferred  sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

     o the amount of your account value  represented by an increase in net asset value over the initial purchase price,

     o shares  purchased  by the  reinvestment  of  dividends  or capital  gains distributions, or

     o shares redeemed in the special  circumstances  described in Appendix A to the Statement

of Additional Information.

     To  determine  whether a  contingent  deferred  sales  charge  applies to a redemption,  the Fund redeems shares in the following  order: 1. shares acquired by reinvestment of dividends and capital gains distributions, 2. shares held for the  holding  period that  applies to the class,  and 3. shares held the longest during the holding period.

     Contingent  deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the  applicable  contingent  deferred sales charge  holding  period,  the holding period will carry over to the fund whose shares you acquire.  Similarly, if during the Offering Period you acquired Class A, Class B or Class C shares of this Fund by  exchanging  shares of  another  Oppenheimer  fund that were  still subject to a contingent  deferred  sales  charge  holding  period,  that holding period will carry over to this Fund.  During the  Post-Warranty  Period,  if you acquire Class A, Class B or Class C shares of this Fund by  exchanging  the same class of shares of another  Oppenheimer  fund that are  subject to a  contingent deferred  sales charge  holding  period,  that holding period will carry over to this Fund.

     If you purchased Class A Shares of any one or more of the Oppenheimer funds aggregating  $1 million or more and if you redeem any of those shares  within an
18-month  "holding  period" measured from the beginning of the calendar month of their  purchase,  a  contingent  deferred  sales  charge  (called  the  "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
That sales  charge will be equal to 1.0% of the lesser of: o the  aggregate  net asset value of the redeemed shares at the time of redemption  (excluding  shares purchased by reinvestment of dividends or capital gain  distributions)  or o the original net asset value of the redeemed shares.

     The Class A contingent  deferred sales charge will not exceed the aggregate amount of the concessions  the Distributor  paid to your dealer on all purchases of Class A shares of all  Oppenheimer  funds you made that were  subject  to the
Class A contingent deferred sales charge.

     If Class B shares  are  redeemed  within  six  years (72  months)  from the beginning of the calendar month of their purchase,  a contingent  deferred sales charge will be deducted  from the  redemption  proceeds.  The Class B contingent deferred sales charge is paid to compensate the  Distributor for its expenses of providing  distribution-related services to the Fund in connection with the sale of Class B shares.

     The amount of the  contingent  deferred  sales  charge  will  depend on the number  of years  since you  invested  and the  dollar  amount  being  redeemed, according to the following  schedule for the Class B contingent  deferred  sales charge holding period:

-------------------------------------------------------------------------------
                                        Contingent Deferred Sales Charge on
Years Since Beginning of Month in       Redemptions in That Year
Which Purchase Order was Accepted       (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None
-------------------------------------------------------------------------------

     In the table,  a "year" is a 12-month  period.  In applying the  contingent deferred  sales charge,  all  purchases are  considered to have been made on the first regular business day of the month in which the purchase was made.

     Automatic  Conversion  of  Class B  Shares.  Class B  shares  automatically convert to Class A shares 88 months after you  purchase  them.  This  conversion feature  relieves Class B shareholders  of the  asset-based  sales charge (which stops 72 months after purchase) that applies to Class B shares under the Class B
Distribution  and Service Plan,  described above. The conversion is based on the relative net asset value of the two  classes,  and no sales load or other charge is  imposed.  When any Class B shares that you hold  convert,  any other Class B shares that were  acquired by  reinvesting  dividends and  distributions  on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the
Statement of Additional Information.

     If Class C shares are  redeemed  within a holding  period of 12 months from the beginning of the calendar  month of their  purchase,  a contingent  deferred sales charge of 1.0% will be deducted from the redemption proceeds.  The Class C contingent  deferred sales charge is paid to compensate the  Distributor for its expenses of providing  distribution-related  services to the Fund in  connection with the sale of Class C shares.

How to Exchange Shares

     The Fund does not offer the  ability to  exchange  into the Fund during the
Warranty Period. Because the Fund is not continuously offering its shares during the  Warranty  Period,  if you  exchange  your  shares of the Fund for shares of another  fund you will not be able to  effect  an  exchange  back  into the Fund during the Warranty  Period.  In addition,  your  exchange  will be considered a redemption and will reduce your Warranty Amount.

     If you want to change all or part of your  investment  from one Oppenheimer fund to another,  you can  exchange  your shares for shares of the same class of another  Oppenheimer fund that offers the exchange privilege.  For example,  you can exchange Class A shares of the Fund only for Class A shares of another fund.
If you make an exchange  prior to the Maturity  Date,  you may receive an amount less than your original  investment in the Fund.  To exchange  shares,  you must meet several conditions:

     o Shares of the fund  selected for exchange  must be available  for sale in your state of residence.

     o The selected fund must offer the exchange privilege.

     o You must meet the minimum purchase requirements for the selected fund.

     o  Generally,  exchanges  may be made only between  identically  registered accounts,  unless all account owners send written exchange  instructions  with a signature guarantee.

     o Before  exchanging into a fund, you must obtain its prospectus and should read it carefully.

     For tax purposes, an exchange of shares of the Fund is considered a sale of those  shares  and a  purchase  of the  shares  of the fund  into  which you are exchanging. An exchange may result in a capital gain or loss.

     You can find a list of the Oppenheimer  funds that are currently  available for  exchanges in the Statement of  Additional  Information  or you can obtain a list by calling a service representative at 1.800.225.5677.  The funds available for exchange can change from time to time.

     A contingent  deferred sales charge (CDSC) is not charged when you exchange shares of the Fund for  shares of  another  Oppenheimer  fund.  However,  if you exchange  your shares during the  applicable  CDSC holding  period,  the holding period will carry over to the fund shares that you acquire. Similarly, if during the Offering  Period you  acquired  shares of the Fund in exchange for shares of another Oppenheimer fund that are subject to a CDSC holding period, that holding period will have carried over to the acquired  shares of the Fund.  In either of these  situations,  a CDSC may be imposed if the  acquired  shares are  redeemed before the end of the CDSC holding period that applied to the exchanged shares.

     There are a number of other special  conditions and limitations  that apply to certain types of exchanges.  These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the Statement of Additional
Information.

     HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

     Written Exchange Requests.  Send a request letter,  signed by all owners of the account,  to the Transfer Agent at the address on the back cover.  Exchanges of shares for which  share  certificates  have been issued  cannot be  processed unless the Transfer Agent receives the certificates with the request letter.

     Telephone and Internet Exchange  Requests.  Telephone exchange requests may be made  either by calling a service  representative  or by using  PhoneLink  by calling  1.800.225.5677.  You  may  submit  internet  exchange  requests  on the
OppenheimerFunds  internet website, at  www.oppenheimerfunds.com.  You must have obtained  a user  I.D.  and  password  to make  transactions  on  that  website.
Telephone  and/or internet  exchanges may be made only between accounts that are
registered   with  the  same  name(s)  and  address.   Shares  for  which  share
certificates have been issued may not be exchanged by telephone or the internet.

     Automatic  Exchange Plan.  Shareholders can authorize the Transfer Agent to
exchange  a  pre-determined   amount  of  shares  automatically  on  a  monthly,
quarterly, semi-annual or annual basis.

     Please refer to "How to Exchange  Shares" in the  Statement  of  Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

     Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds  exchange privilege affords investors the ability to switch their  investments  among  Oppenheimer  funds if their  investment needs change.
However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's  ability to manage the
Fund's   investments   efficiently,   increase   the  Fund's   transaction   and
administrative costs and/or affect the Fund's performance,  depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents,  the aggregate dollar amount, and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions,  the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative  expenses might be increased.

     Therefore,  the Manager and the Fund's  Board of Trustees  have adopted the following  policies  and  procedures  to  detect  and  prevent  frequent  and/or excessive exchanges,  and/or purchase and redemption  activity,  while balancing the needs of investors who seek liquidity from their  investment and the ability to exchange  shares as investment  needs change.  There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

     o Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are  reinvested  in the fund  selected for exchange on the same regular  business  day on  which  the  Transfer  Agent or its  agent  (such as a financial  intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request  must be received  by the close of the NYSE that day,  which is normally
4:00 p.m.  Eastern  time,  but may be earlier on some days,  in order to receive that day's net asset value on the exchanged  shares.  Exchange requests received after the close of the NYSE will  receive  the next net asset  value  calculated
after  the  request  is  received.   However,   the  Transfer  Agent  may  delay
transmitting  the proceeds  from an exchange for up to five  business days if it determines,  in its  discretion,  that an earlier  transmittal of the redemption proceeds  to the  receiving  fund would be  detrimental  to either the fund from which the  exchange  is being made or the fund into which the  exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received.  In the event that such a delay in the reinvestment of proceeds occurs, the Transfer
Agent will notify you or your financial representative.

     o Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or  terminate  trading  activity by any person,  group or account  that it believes would be  disruptive,  even if the activity has not exceeded the policy outlined in this  prospectus.  The  Transfer  Agent may review and  consider the history of frequent  trading  activity in all accounts in the Oppenheimer  funds known to be under common  ownership  or control as part of the Transfer  Agent's procedures to detect and deter excessive trading activity.

     o Exchanges  of Client  Accounts by  Financial  Advisers.  The Fund and the
Transfer Agent permit dealers and financial  intermediaries  to submit  exchange requests on behalf of their customers  (unless that authority has been revoked).
A fund or the Transfer Agent may limit or refuse exchange requests  submitted by financial intermediaries if, in the Transfer Agent's judgment,  exercised in its discretion,  the exchanges  would be disruptive to any of the funds  involved in the transaction.

     o  Redemptions  of Shares.  These  exchange  policy  limits do not apply to redemptions of shares.  Shareholders are permitted to redeem their shares on any regular business day,  subject to the terms of this prospectus.  Further details are provided under "How to Sell Shares."

     o Right to Refuse Exchange and Purchase Orders.  The Distributor and/or the
Transfer Agent may refuse any purchase or exchange order in their discretion and are not  obligated to provide  notice  before  rejecting an order.  The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive
60  days'  notice  of any  material  change  in the  exchange  privilege  unless applicable law allows otherwise.

     o Right to Terminate or Suspend Account Privileges.  The Transfer Agent may
send a written warning to direct  shareholders  that the Transfer Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange  privileges  for any account that the  Transfer  Agent  determines,  in carrying out these policies and in the exercise of its  discretion,  has engaged in disruptive or excessive trading activity, with or without such warning.

     o Omnibus Accounts. If you hold your shares of the Fund through a financial intermediary  such as a  broker-dealer,  a bank, an insurance  company  separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan,  that holds your  shares in an  account  under its name  (these are sometimes  referred to as "omnibus" or "street name"  accounts),  that financial intermediary  may impose  its own  restrictions  or  limitations  to  discourage short-term or excessive trading. You should consult your financial  intermediary to find out what trading restrictions,  including limitations on exchanges,  may apply.

     While the  Fund,  the  Distributor,  the  Manager  and the  Transfer  Agent
encourage  financial  intermediaries  to  apply  the  Fund's  policies  to their customers who invest  indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading  activity  facilitated by, or in accounts
maintained   in,  the  "omnibus"  or  "street  name"  accounts  of  a  financial intermediary.  Therefore  the  Transfer  Agent  might not be able to apply  this policy to accounts  such as (a)  accounts  held in omnibus form in the name of a broker-dealer  or other financial  institution,  or (b) omnibus accounts held in the name of a  retirement  plan or 529 plan  trustee  or  administrator,  or (c)
accounts held in the name of an insurance  company for its separate  account(s), or (d) other  accounts  having  multiple  underlying  owners but registered in a manner such that the  underlying  beneficial  owners are not  identified  to the
Transfer Agent.

     However,  the Transfer Agent will attempt to monitor  overall  purchase and redemption  activity in those  accounts to seek to  identify  patterns  that may suggest  excessive  trading by the  underlying  owners.  If evidence of possible excessive  trading  activity is observed by the Transfer  Agent,  the  financial intermediary  that is the  registered  owner  will be  asked to  review  account activity,  and to confirm to the  Transfer  Agent and the fund that  appropriate action has been taken to curtail any excessive  trading activity.  However,  the
Transfer  Agent's ability to monitor and deter excessive  short-term  trading in omnibus  or street  name  accounts  ultimately  depends  on the  capability  and cooperation of the financial intermediaries controlling those accounts.

     Additional  Policies  and  Procedures.  The Fund's  Board has  adopted  the following  additional  policies and  procedures  to detect and prevent  frequent and/or excessive exchanges and purchase and redemption activity:

     o 30-Day Limit. A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further  exchanges into another fund for a period of 30 calendar days from the date of the  exchange.  The block will apply to the full account balance and not just to the amount exchanged into the account.  For example,  if a shareholder  exchanged  $1,000 from one fund into another fund in which the shareholder  already owned shares worth $10,000,  then,  following the exchange,  the full account  balance  ($11,000 in this example) would be blocked from further  exchanges  into  another fund for a period of 30 calendar  days. A
"direct  shareholder"  is one whose  account is  registered  on the Fund's books showing the name, address and tax ID number of the beneficial owner.

     o Exchanges Into Money Market Funds. A direct shareholder will be permitted to  exchange  shares of a stock or bond fund for shares of a money  market  fund that offers an  exchange  privilege  at any time,  even if the  shareholder  has exchanged shares into the stock or bond fund during the prior 30 days.  However, all of the shares  held in that  money  market  fund would then be blocked  from further exchanges into another fund for 30 calendar days.

     o Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions  from  one  fund  to  purchase  shares  of  another  fund  and the conversion  of  Class B  shares  into  Class A  shares  will  not be  considered exchanges for purposes of imposing the 30-day limit.

     o Asset Allocation.  Third-party asset allocation and rebalancing  programs will be subject to the 30-day limit described above. Asset allocation firms that want to  exchange  shares held in  accounts  on behalf of their  customers  must identify  themselves to the Transfer  Agent and execute an  acknowledgement  and agreement to abide by these policies with respect to their customers'  accounts.
"On-demand"  exchanges outside the parameters of portfolio  rebalancing programs will be subject to the  30-day  limit.  However,  investment  programs  by other
Oppenheimer   "funds-of-funds"   that  entail   rebalancing  of  investments  in
underlying Oppenheimer funds will not be subject to these limits.

     o Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer
Agent will not be subject to the 30-day block as a result of those  automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

     More  information  about the Fund's policies and procedures for selling and exchanging shares is contained in the Statement of Additional Information. A $12 annual  "Minimum  Balance  Fee" is assessed on each Fund account with a value of less than $500.  The fee is  automatically  deducted from each  applicable  Fund account  annually in September.  See the Statement of Additional  Information to
learn how you can avoid this fee and for circumstances under which this fee will not be assessed.  Telephone transaction  privileges for redemptions or exchanges may be modified,  suspended or terminated by the Fund at any time. The Fund will provide you notice  whenever it is  required to do so by  applicable  law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner.  Telephone  privileges apply to each owner of the account  and the  dealer  representative  of record for the  account  unless the
Transfer Agent receives cancellation  instructions from an owner of the account.
The Transfer  Agent will record any  telephone  calls to verify data  concerning transactions  and  has  adopted  other  procedures  to  confirm  that  telephone instructions  are genuine,  by requiring  callers to provide tax  identification numbers  and  other  account  data or by  using  PINs,  and by  confirming  such transactions in writing.  The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions  reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.

     Dealers   that  perform   account   transactions   for  their   clients  by
participating in NETWORKING through the National Securities Clearing Corporation are  responsible  for  obtaining  their  clients'  permission  to perform  those transactions,  and are responsible to their clients who are  shareholders of the
Fund if the dealer performs any transaction erroneously or improperly.

     The redemption price for shares will vary from day to day because the value of the securities in the Fund's  portfolio  fluctuates.  The  redemption  price, which is the net asset value per share,  will normally  differ for each class of shares.  If you  redeem  your  shares  before or after the  Maturity  Date,  the redemption  value of your shares may be more or less than their  original  cost.
The value of your  shares on the  Maturity  Date will  equal the  greater of the
Warranty Amount or the Fund's then-current net asset value.

     Payment for redeemed shares  ordinarily is made in cash. It is forwarded by check,  or  through  AccountLink  or by Federal  Funds  wire (as  elected by the shareholder)  within seven days after the  Transfer  Agent  receives  redemption instructions in proper form. However, under unusual circumstances  determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts  registered  in the name of a  broker-dealer,  payment will normally be forwarded within three business days after redemption.

     The Transfer Agent may delay  processing any type of redemption  payment as described  under "How to Sell Shares" for recently  purchased  shares,  but only until the  purchase  payment has  cleared.  That delay may be as much as 10 days from the date the  shares  were  purchased.  That  delay may be  avoided  if you purchase  shares by Federal Funds wire or certified  check, or arrange with your bank to provide  telephone or written  assurance to the Transfer Agent that your purchase payment has cleared.

     Involuntary  redemptions  of small  accounts may be made by the Fund if the account  value has fallen  below $500 for  reasons  other than the fact that the market value of shares has dropped. In some cases,  involuntary  redemptions may be made to repay the  Distributor  for  losses  from the  cancellation  of share purchase orders.

     Shares may be "redeemed  in kind" under  unusual  circumstances  (such as a lack of liquidity in the Fund's portfolio to meet redemptions).  This means that the  redemption  proceeds  will be paid with liquid  securities  from the Fund's portfolio.  If the Fund  redeems your shares in kind,  you may bear  transaction costs  and will  bear  market  risks  until  such  time as such  securities  are converted into cash. However, the Fund has made an election which requires it to pay a certain portion of redemption  proceeds in cash. See the section  entitled
"Payments  in-Kind"  in  the  Statement  of  Additional   Information  for  more
information.

     Federal  regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number,  Employer  Identification Number or
other  government  issued  identification  when you open an account.  Additional information  may be  required  in  certain  circumstances  or to open  corporate accounts.  The Fund or the Transfer Agent may use this information to attempt to verify your  identity.  The Fund may not be able to  establish an account if the necessary information is not received. The Fund may also place limits on account transactions  while it is in the process of attempting to verify your  identity.
Additionally,  if the Fund is unable to verify your identity  after your account is  established,  the Fund may be  required to redeem your shares and close your account.

     "Backup  withholding"  of federal income tax may be applied against taxable dividends,  distributions and redemption proceeds  (including  exchanges) if you fail to furnish the Fund your  correct,  certified  Social  Security or Employer
Identification  Number when you sign your  application,  or if you  under-report your income to the Internal Revenue Service.

     To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus,  annual and semi-annual report and annual notice of the Fund's  privacy policy to  shareholders  having the same last name and address on the Fund's records.  The consolidation of these mailings,  called householding, benefits the Fund through reduced mailing expense.

     If you want to receive multiple copies of these materials, you may call the
Transfer  Agent at  1.800.225.5677.  You may also notify the  Transfer  Agent in writing. Individual copies of prospectuses,  reports and privacy notices will be sent to you  commencing  within 30 days after the Transfer  Agent  receives your request to stop householding.

Dividends, Capital Gains and Taxes

     DIVIDENDS.  The Fund intends to declare and pay  dividends  separately  for each class of shares from net  investment  income on an annual basis.  Dividends and distributions paid to Class A shares will generally be higher than dividends for Class B and Class C shares, which normally have higher expenses than Class A shares.  The Fund has no fixed  dividend rate and cannot  guarantee that it will pay any dividends or distributions.

     CAPITAL GAINS.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make  distributions out of any net short-term or long-term capital gains annually.  The Fund may make supplemental  distributions of dividends and capital gains  following the end of its fiscal year.  There can be no  assurance  that the Fund will pay any capital  gains  distributions  in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS?

     Reinvest  All  Distributions  in the Fund.  You can elect to  reinvest  all dividends and capital gains distributions in additional shares of the Fund.

     Reinvest  Dividends  or  Capital  Gains.  You can  elect to  reinvest  some distributions  (dividends,  short-term  capital gains or long-term capital gains distributions)  in the Fund while receiving the other types of  distributions by check or having them sent to your bank account through AccountLink.

     Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through
AccountLink.

     Reinvest Your Distributions in Another  OppenheimerFunds  Account.  You can
reinvest all  distributions  in the same class of shares of another  Oppenheimer fund,  if that  fund is  available  for  exchanges  and if you  have an  account established in that fund.

     Unless  otherwise  specified,  all  dividends  and  distributions  will  be automatically  reinvested in additional full and fractional  shares of the Fund.
If you do not reinvest all of your dividends and capital gains  distributions in the Fund during the Warranty Period, your Warranty Amount will be reduced.

     TAXES.  If your shares are not held in a tax-deferred  retirement  account, you should be aware of the following tax  implications of investing in the Fund.
Distributions  are subject to federal  income tax and may be subject to state or local taxes.  Dividends  paid from  short-term  capital gains and net investment income are taxable as ordinary  income.  Long-term  capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your  shares.  Whether you  reinvest  your  distributions  in additional shares or take them in cash, the tax treatment is the same.

     The asset  allocation  process may increase  turnover of the Fund's assets, which may result in the realization of additional gains by the Fund. It may also result in a larger portion of any net gains being treated as short-term  capital gains, which would be taxed as ordinary income when distributed to shareholders.
As noted  above,  distributions  of any  gains and  income  will be  taxable  to shareholders  even  if  those  distributions  are  reinvested  in  Fund  shares.
Shareholders  may  receive  taxable  distributions  of income  from  investments included in the debt  portfolio  even in  situations  where the Fund has capital losses from investments in the equity portfolio.

     The  determination  of the tax  character  of any  payment of the  Warranty
Amount  under the  Warranty  Agreement  to the Fund as capital  gain or ordinary income is not free from doubt under  federal tax law.  The Fund  intends to take the position that its right to receive the payment under the Warranty  Agreement is itself a capital  asset,  and that the payment in  termination  of such right gives rise to capital gain. Were the Internal  Revenue Service to challenge such position,  at least the portion of such payment  attributable  to capital losses previously  realized  by the  Fund,  and  perhaps  attributable  to  the  Fund's unrealized  capital  losses,  should be treated as capital  gain.  Any such gain would be offset by otherwise  allowable  capital  losses,  if any. To the extent that the Fund  distributes such payment to its  shareholders,  a portion of such payment may constitute  ordinary income to the  shareholders,  provided however, that if the trustees of the Fund should  elect to terminate  the Fund at the end of the Warranty Period,  it is anticipated that the shareholders  receiving such payment in exchange  for their  shares would be treated as receiving a return of capital  to the  extent of their  basis in the  shares  of the Fund,  and to the extent such payment exceeds basis, as having capital gain.

     Every  year the Fund  will  send you and the  Internal  Revenue  Service  a statement  showing the amount of any taxable  distribution  you  received in the previous year. Any long-term capital gains will be separately  identified in the tax information the Fund sends you after the end of the calendar year.

     The Fund intends to qualify as a "regulated  investment  company" under the
Internal  Revenue  Code,  but  reserves  the right not to qualify.  It qualified during its last fiscal year. The Fund, as a regulated  investment company,  will not be subject to federal  income taxes on any of its income,  provided  that it satisfies certain income, diversification and distribution requirements.

     Remember,  There May be Taxes on  Transactions.  Because  the Fund's  share prices fluctuate,  you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received  when you sold them.  Any capital gain is subject to capital gains tax.

     Returns of Capital Can Occur. In certain cases,  distributions  made by the
Fund may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

     The Fund will  invest in zero  coupon  U.S.  Treasury  bonds and other debt securities that are issued at a discount or provide for deferred interest.  Even though the Fund receives no actual interest  payments on these  securities,  the
Fund will be deemed to  receive  income  equal,  generally,  to a portion of the excess of the face value of the  securities  over their issue  price  ("original issue  discount")  each year that the  securities  are held.  Since the original issue  discount  income  earned  by  the  Fund  in a  taxable  year  may  not be represented by cash income, the Fund may have to dispose of securities, which it might otherwise have continued to hold, to generate cash in order to satisfy its distribution requirements if shareholders request cash distributions.

     This   information  is  only  a  summary  of  certain  federal  income  tax information  about your  investment.  You should  consult  with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights of the Fund

     The  Financial  Highlights  Table is presented to help you  understand  the
Fund's financial  performance  since  inception.  Certain  information  reflects financial  results  for a single  Fund  share.  The total  returns  in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming  reinvestment  of all dividends and  distributions).  This
information  has  been  audited  by  Deloitte  &   Touche  LLP,  the  Fund's
independent  registered  public  accounting firm,  whose report,  along with the
Fund's  financial  statements,  is  included  in  the  Statement  of  Additional
Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED AUGUST 31,                                  2007         2006         2005       2004 1
----------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   30.78    $   30.32    $   29.50    $   30.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                               .31 2        .43 2        .48 2        .25
Net realized and unrealized gain (loss)                            2.82          .55          .90         (.75)
                                                              --------------------------------------------------
Total from investment operations                                   3.13          .98         1.38         (.50)
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               (.43)        (.51)        (.56)          --
Tax return of capital distribution from net realized income          --         (.01)          --           --
                                                              --------------------------------------------------
Total dividends and/or distributions to shareholders               (.43)        (.52)        (.56)          --
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $   33.48    $   30.78    $   30.32    $   29.50
                                                              ==================================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                10.22%        3.28%        4.69%       (1.67)%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $  53,548    $  63,781    $  84,724    $ 100,995
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $  59,238    $  73,030    $  94,553    $  80,924
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                              0.94%        1.40%        1.60%        1.29%
Total expenses 5                                                   1.47%        1.46%        1.46%        1.34%
Expenses after payments, waivers and/or reimbursements and
reduction to custodian expenses                                    1.10%        1.17%        1.23%        0.99%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             147%          74%          61%         118%

1. For the period from November 10, 2003 (commencement of operations) to August
31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

     Year Ended August 31, 2007            1.84%
     Year Ended August 31, 2006            1.75%
     Year Ended August 31, 2005            1.69%
     Period Ended August 31, 2004          1.54%

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED AUGUST 31,                                  2007         2006         2005        2004 1
-----------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   30.58    $   30.12    $   29.32    $    30.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                               .04 2        .18 2        .23 2         .10
Net realized and unrealized gain (loss)                            2.81          .56          .90          (.78)
                                                              ---------------------------------------------------
Total from investment operations                                   2.85          .74         1.13          (.68)
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               (.17)        (.27)        (.33)           --
Tax return of capital distribution from net realized income          --         (.01)          --            --
                                                              ---------------------------------------------------
Total dividends and/or distributions to shareholders               (.17)        (.28)        (.33)           --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $   33.26    $   30.58    $   30.12    $    29.32
                                                              ===================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                 9.35%        2.46%        3.88%        (2.27)%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $  72,163    $  76,285    $  92,317    $  100,646
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $  75,560    $  84,876    $  97,514    $   81,999
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                              0.12%        0.59%        0.78%         0.49%
Total expenses 5                                                   2.27%        2.25%        2.26%         2.12%
Expenses after payments, waivers and/or reimbursements and
reduction to custodian expenses                                    1.90%        1.96%        2.03%         1.77%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             147%          74%          61%          118%

1. For the period from November 10, 2003 (commencement of operations) to August
31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

     Year Ended August 31, 2007            2.64%
     Year Ended August 31, 2006            2.54%
     Year Ended August 31, 2005            2.49%
     Period Ended August 31, 2004          2.32%

CLASS C     YEAR ENDED AUGUST 31,                                  2007         2006         2005       2004 1
----------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   30.65    $   30.13    $   29.33    $   30.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                               .06 2        .20 2        .26 2        .09
Net realized and unrealized gain (loss)                            2.81          .55          .88         (.76)
                                                              --------------------------------------------------
Total from investment operations                                   2.87          .75         1.14         (.67)
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               (.15)        (.21)        (.34)          --
Tax return of capital distribution from net realized income          --         (.02)          --           --
                                                              --------------------------------------------------
Total dividends and/or distributions to shareholders               (.15)        (.23)        (.34)          --
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $   33.37    $   30.65    $   30.13    $   29.33
                                                              ==================================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                 9.36%        2.51%        3.90%       (2.23)%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $  26,562    $  31,681    $  49,066    $  69,188
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $  29,423    $  39,713    $  60,338    $  54,330
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                              0.18%        0.67%        0.88%        0.50%
Total expenses 5                                                   2.24%        2.22%        2.23%        2.08%
Expenses after payments, waivers and/or reimbursements and
reduction to custodian expenses                                    1.87%        1.93%        2.00%        1.73%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             147%          74%          61%         118%

1. For the period from November 10, 2003 (commencement of operations) to August
31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

     Year Ended August 31, 2007            2.61%
     Year Ended August 31, 2006            2.51%
     Year Ended August 31, 2005            2.46%
     Period Ended August 31, 2004          2.28%

Financial Highlights of the Underlying Fund

     Because  the Fund may  invest a  significant  amount  of its  assets in the
Underlying  Fund,  the  Financial  Highlights  Table  on the  following  page is presented to help you understand the Underlying  Fund's Class Y share  financial performance  for the past five  fiscal  years.  The total  returns  in the table represent the rate that an investor would have earned (or lost) on an investment
in  the   Underlying   Fund   (assuming   reinvestment   of  all  dividends  and
distributions).  This  information  has been audityed by Deloitte &  Touche,
LLP,  the  Fund's  and  the  Underlying  Fund's  independent  registered  public accounting  firm,  whose  report,  along with the  Underlying  Fund's  financial statements,  is incorporated by reference in the Fund's  Statement of Additional
Information, whicb is available upon request.

CLASS Y     YEAR ENDED AUGUST 31,                       2007               2006           2005           2004             2003
-------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    39.33         $    36.38     $    32.93     $    29.75       $    28.02
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .60 1              .52 1          .64 1          .34              .11
Net realized and unrealized gain                        5.67               2.96           3.34           3.13             1.86
                                                  -----------------------------------------------------------------------------
Total from investment operations                        6.27               3.48           3.98           3.47             1.97
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.56)              (.53)          (.53)          (.29)            (.24)
Distributions from net realized gain                   (1.59)                --             --             --               --
                                                  -----------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                          (2.15)              (.53)          (.53)          (.29)            (.24)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    43.45         $    39.33     $    36.38     $    32.93       $    29.75
                                                  =============================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     16.40%              9.63%         12.15%         11.69%            7.11%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  926,217         $  668,823     $  483,532     $  570,991       $  441,460
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  844,472         $  594,018     $  496,349     $  558,130       $  242,029
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   1.42%              1.38%          1.82%          1.07%            1.01%
Total expenses                                          0.48% 4            0.49%          0.53%          0.60%            0.87%
Expenses after payments,
waivers and/or reimbursements
and reduction to custodian expenses                     0.48%              0.49%          0.53%          0.60%            0.83%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  104%                84%            79%            76%              94%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended August 31, 2007              0.48%

INFORMATION AND SERVICES

For More Information on Oppenheimer Principal Protected Main Street Fund II(R)
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The
Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and Semi-Annual
Reports, the notice explaining the Fund's privacy policy and other information about the
Fund or your account:

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By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
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By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
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On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com
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     Information   about  the  Fund   including   the  Statement  of  Additional
Information   can  be  reviewed  and  copied  at  the  Securities  and  Exchange
Commission's  Public  Reference  Room in  Washington,  D.C.  Information  on the
operation of the Public Reference Room may be obtained by calling the Securities and Exchange  Commission at 1.202.551.8090.  Reports and other information about the Fund are  available  on the EDGAR  database on the  Securities  and Exchange
Commission's  Internet  website at  www.sec.gov.  Copies may be  obtained  after payment  of a  duplicating  fee by  electronic  request  at the  Securities  and
Exchange  Commission's e-mail address:  publicinfo@sec.gov  or by writing to the
Securities and Exchange Commission 's Public Reference Section, Washington, D.C.
20549-0102. No one has been authorized to provide any information about the Fund or to make any  representations  about the Fund other than what is  contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No. 811-21414        The Fund's shares are distributed by:
PR0711.001.1207                          [logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper

                               APPENDIX TO THE PROSPECTUS OF
                    OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II(R)

     Graphic  material  included  in the  prospectus  of  Oppenheimer  Principal
Protected Main Street Fund II ("the Fund") includes "Annual Total Returns (Class
A) (as of 12/31 each year)"

     A bar chart is included in the  prospectus of the Fund depicting the annual total returns of a  hypothetical  investment in Class A shares of the Fund since inception of the Class A shares,  without  deducting  sales  charges.  Set forth below are the relevant data points that will appear in the bar chart:

Calendar Year Ended:        Annual Total Returns
         12/31/04                    1.69%
         12/31/05                    2.07%
         12/31/06                    8.65%

Oppenheimer Principal Protected Main Street Fund II(R)

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated December 28, 2007

     This Statement of Additional Information is not a prospectus. This document contains  additional  information about the Fund and supplements  information in the  Prospectus  dated  December 28, 2007.  It should be read  together with the
Prospectus,  which may be  obtained  by writing to the  Fund's  Transfer  Agent,
OppenheimerFunds  Services,  at P.O. Box 5270,  Denver,  Colorado  80217,  or by
calling  the  Transfer  Agent  at  the  toll-free  number  shown  above,  or  by
downloading    it   from    the    OppenheimerFunds    Internet    website    at
www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks......
    The Fund's Investment Policies.........................................
    The Asset Allocation Process...........................................
    Other Investment Restrictions..........................................
    Disclosure of Portfolio Holdings.......................................
How the Fund is Managed....................................................
    Organization and History...............................................
    Board of Trustees and Oversight Committees.............................
    Trustees and Officers of the Fund......................................
    The Manager............................................................
Brokerage Policies of the Fund.............................................
Distribution and Service Plans.............................................
Payments to Fund Intermediaries............................................
Performance of the Fund....................................................

About Your Account
How to Sell Shares.........................................................
How to Exchange Shares.....................................................
Dividends, Capital Gains and Taxes.........................................
Additional Information About the Fund......................................

Financial Information About the Fund
Report of Independent Registered Public Accounting Firm....................
Financial Statements.......................................................

Appendix A: Special Sales Charge Arrangements and Waivers................A-1
Appendix B: Information About the Underlying Fund........................B-1

About the Fund

Additional Information About the Fund's Investment Policies and Risks

     The investment  objective,  the principal  investment policies and the main risks of the Fund are described in the Prospectus.  This Statement of Additional
Information contains supplemental  information about those policies and risks as well  as  information  about  any  non-principal  investment  policies  and  the attendant risks not described in the prospectus and the types of securities that the Fund's investment Manager, OppenheimerFunds,  Inc., can select for the Fund.
Additional  information is also provided about the strategies  that the Fund can use to try to achieve its objective.

     The Fund's Investment Policies. The composition of the Fund's portfolio and the  techniques  and  strategies  that the Fund's  Manager can use in  selecting portfolio  securities will vary over time. The "Warranty  Period" began March 3,
2004  and  will  end  March 3,  2011 or the  next  following  business  day (the
"Maturity  Date").  The  investment  objective  of the Fund during the  Warranty
Period is to seek capital preservation in order to attempt to make sure that the value of each  shareholder's  account on the Maturity  Date will be no less than the value of that shareholder's  account on the last day of the Offering Period, less sales charges,  extraordinary expenses and other amounts not covered by the
"Warranty  Agreement" (the "Warranty Amount").  The Fund seeks high total return as a secondary  objective.  There can be no assurance that the Fund will achieve its  objective.  The  Fund's  investment  objective  during  the  "Post-Warranty
Period,"  the period  immediately  following  the Maturity  Date,  is high total return.  This section  supplements  the disclosure in the Fund's  Prospectus and
provides   additional   information  on  the  Fund's   investment   policies  or
restrictions  to the extent  permitted under the Financial  Warranty  Agreement, dated January 20, 2004 (the "Warranty  Agreement"),  among the Fund, the Manager and  Merrill  Lynch  Bank  USA.  Restrictions  or  policies  stated as a maximum percentage of the Fund's assets are only applied  immediately  after a portfolio investment  to which the policy or  restriction  is  applicable  (other than the limitations  on  borrowing  and  illiquid  securities).  Accordingly,  any later increase  or  decrease  resulting  from a change in values,  net assets or other circumstances  will not be  considered  in  determining  whether the  investment complies with the Fund's restrictions and policies.

     Under  normal  market  conditions,  during the  Warranty  Period the Fund's assets are allocated  between an equity  component,  consisting  exclusively  of
Class Y shares of the Oppenheimer Main Street Fund (the "Underlying  Fund"), and
a fixed income  component,  normally  consisting  primarily of zero-coupon  U.S.
government securities. However, as explained more fully in the prospectus, under certain  circumstances,  the Fund's  assets may be  invested  primarily  or even exclusively in U.S. government securities.

     Merrill  Lynch  Bank  USA  ("MLBUSA"  or  the  "Warranty  Provider")  is  a
wholly-owned  subsidiary of Merrill Lynch &  Co., Inc. MLBUSA is licensed as an  industrial  bank  pursuant  to the  laws of the  State of  Utah.  MLBUSA  is regulated  by  certain  Federal  and state  agencies  and is  examined  by those agencies.  MLBUSA may hedge its risks under the Warranty  Agreement  with one or more  counterparties,  including  with an affiliate of MLBUSA (which may include the calculation agent under the Warranty  Agreement).  MLBUSA is not required to hedge its risk under the Warranty Agreement and may choose not to do so. Whether
MLBUSA attempts to hedge its risk under the Warranty Agreement or not, it is the sole  entity  responsible  for making  payments to the Fund,  if any,  under the
Warranty Agreement.

     The Asset Allocation Process.  In pursuing the Fund's investment  objective during the Warranty Period,  the Manager allocates the Fund's assets between the equity and fixed income components of the portfolio.  The Fund did not employ an asset  allocation model during the Offering Period and will not do so during the
Post-Warranty Period.

     The  prevailing  level of interest  rates and the  volatility of the equity markets will  significantly  influence the allocation of Fund assets between the equity  component and the fixed income  component.  The Manager will monitor the allocation of the Fund's assets on a daily basis.

     The asset allocation process will also be affected by the Manager's ability to manage the  Underlying  Fund.  If the  market  value of the  Underlying  Fund increases,  a smaller  portion of the Fund's  assets  would be  allocated to the fixed income component. On the other hand, if the market value of the Underlying
Fund decreases, a higher portion of the Fund's assets would have to be allocated to the fixed income component, and the ability of the Fund to participate in any subsequent upward movement in the equity market would be reduced.

     The Warranty Agreement  contains a mathematical  formula which provides the maximum amount of the Fund's assets that may be invested in the equity component on any given day during the Warranty Period.  That percentage  allocation to the equity  component  can be as high as 100% and as low as zero.  Accordingly,  the
Warranty  Agreement could limit the way that the Manager manages the Fund during the Warranty Period in response to changing market conditions.

     In  allocating  the Fund's  assets  between  the  equity  and fixed  income components,  the Manager  will base its decision on the formula set forth in the
Warranty Agreement.  The formula will help establish both the initial allocation of the  Fund's  assets  and on a daily  basis will  reevaluate  the Fund's  then maximum  permitted  allocation  in the equity  component.  The  objective of the formula is to preserve the principal of the Fund,  primarily through allocations to the fixed  income  component.  The  formula  takes  into  account a number of factors, including, but not limited to:

o     The market value of the Fund's assets as compared to the Warranty Amount;
o     The prevailing level of interest rates;
o     Equity market volatility; and
o     The length of time remaining until the Maturity Date.

     The model  may  allocate  between  0% to 100% of the  Fund's  assets to the equity component.  However, initially a significant portion of the Fund's assets will be allocated to the fixed income  component.  It is also possible that 100%
of the Fund's assets will be allocated to the debt component during the Warranty
Period.

     The basic terms of the asset  allocation model were determined prior to the
Fund entering into the Warranty Agreement with MLBUSA. MLBUSA reviewed the asset allocation  model in determining  whether it was prepared to offer the Financial
Warranty to the Fund and negotiated some  modifications  to manage its financial risk.  MLBUSA has no right to require any  modification  to the structure of the asset  allocation  formula  during the Warranty  Period,  but has  discretion in certain  limited  circumstances  to adjust  certain  variables  in the  formula.
Because the model impacts  MLBUSA's  financial  exposure,  MLBUSA has a right to approve  any  changes  that the Fund  wishes  to make to the  model  during  the
Warranty  Period.   MLBUSA  has  informational   rights  regarding  the  model's
allocation and the Fund's portfolio during the Warranty Period, but these rights are intended to enable MLBUSA to monitor its financial exposure. Under the terms of the Warranty Agreement,  the Fund is subject to certain investment parameters during  the  Warranty  Period.  The Fund has also  agreed to be bound by various covenants.  If the  Fund's  assets  are  not  managed  in  accordance  with  the parameters  set forth in the Warranty  Agreement or if the Fund  breaches  these covenants,  the Fund's  assets could be  allocated  entirely to the fixed income portfolio for the remainder of the Warranty Period,  or MLBUSA may terminate the
Warranty Agreement.

     The Financial Warranty.  The prospectus contains a detailed  description of the Warranty  Agreement.  The "Financial  Warranty"  that the Warranty  Provider issued is a  contractual  obligation  to make a payment to the Fund in the event there is a shortfall  between the Warranty Amount and the then-current net asset value of the Fund on the Maturity Date ("Shortfall").  The Financial Warranty is
not a guarantee and therefore the availability of the Financial  Warranty on the
Maturity Date will be conditioned upon the Manager and the Fund satisfying their respective obligations under the Warranty Agreement.  Should the Fund and/or the
Manager  fail  to  satisfy  their  respective  obligations  under  the  Warranty
Agreement,  the  Warranty  Provider is  permitted  to  terminate  the  Financial
Warranty and thus terminate its  obligation,  if any, to make any payment to the
Fund on the  Maturity  Date.  Shareholders  also bear the risk that the Warranty
Provider will become  insolvent or otherwise fail to or become unable to satisfy its payment  obligation to the Fund, if any,  under the Financial  Warranty.  If either event were to occur, shareholders' investment in the Fund would no longer be protected by the  Financial  Warranty,  which means their shares may be worth less than their anticipated  Warranty Amount.  The Fund's Board of Trustees will periodically  review the financial  statements of the Warranty Provider.  In the event that the  financial  condition of the Warranty  Provider has  deteriorated beyond  certain  thresholds,  the Trustees  will  determine  whether  there is a substantial  likelihood that the Warranty Provider will be unable to satisfy its obligations  under the Warranty  Agreement.  Under such  circumstances the Board may, but is not obligated to, replace the Warranty Provider.

     In the event the Manager  acts with  negligence,  recklessness,  bad faith, willful misconduct or fraud and the Fund's net asset value is below a set limit, the Manager will be required to make a payment  under the Warranty  Agreement in an amount  equal to the amount of any  reduction  in the Fund's net asset  value below a set limit that is directly or indirectly  attributable  to the Manager's conduct.  Additionally,  in the event the Manager is  required  to allocate  the
Fund's assets to the debt component and fails to do so and such failure  results in the Fund's net asset value  falling  below a set limit,  the Manager  will be required to pay to the Warranty Provider an amount equal to the shortfall due to the  Fund's  assets  not  being so  invested.  The  Warranty  Provider  may also terminate  the  Financial  Warranty  for  other  reasons,  as  discussed  in the
Prospectus and this Statement of Additional Information.

     The Warranty  Agreement imposes certain  conditions and requirements on the
Fund and the Manager.  Failure to satisfy  those  conditions  and  requirements, which are described in detail in the Prospectus, gives the Warranty Provider the ability to (i) reduce the amount of the Fund's assets  invested in shares of the
Underlying  Fund,  (ii) require 100% of the Fund's assets to be invested in U.S.
government securities,  or (iii) terminate the Warranty Agreement,  depending on the  condition  or  requirement.  The Manager will  monitor the  conditions  and requirements of the Warranty  Agreement on a daily basis to ensure that the Fund
and  the  Manager  satisfy  those  conditions  and   requirements.   In  certain
circumstances,  the  Warranty  Agreement  provides  that in the case of  certain deficiencies,  the  Fund  may  have a  specified  period  of time  to  cure  the deficiency.  In the case of other  deficiencies,  the Warranty  Provider has the right, in its sole  discretion,  to either direct the Manager to allocate all of the  Fund's  assets  to the debt  component,  deliver  to the  Fund's  Custodian
pre-signed   instructions   from  the  Manager   instructing  the  Custodian  to
immediately  allocate all of the Fund's  assets to the debt  component or change one of the  variables in the formula  which would have the effect of  increasing the portion of the Fund's assets  allocated to the debt  component or in certain circumstances terminate the Warranty Agreement.  The Warranty Provider will rely on the  Manager  as well as on the  Fund's  Custodian  bank for the  information necessary to monitor the Fund's and/or the Manager's  compliance  with the terms of the Warranty Agreement.  The attendant risks to the Fund and shareholders are if the Manager or the Custodian bank fails to provide the  information  required by the Warranty  Agreement,  in which case the Warranty Provider may require the
Fund to invest exclusively in U.S. government securities.

     On the Maturity Date, if there is a shortfall  between the Warranty  Amount and the Fund's  then-current  net asset  value,  the Warranty  Provider  will be required  to make a  payment  to the Fund in the  amount of the  Shortfall.  The
Shortfall  amount will be  determined  per class of shares and then the specific shortfall amount per class of shares will be allocated to the respective  class.
Once the dollar  amount of Shortfall is  allocated  per class,  that amount will then be divided evenly among the  outstanding  shares of the class to apply on a shareholder  basis.  The Fund will then provide  those  shareholders  who redeem their Fund shares on the Maturity Date with their respective Warranty Amount.

     During the Warranty Period,  the Fund may purchase  securities or engage in investment techniques set forth in the following sections.

     |X|  Investments  in Equity  Securities.  The Fund's  investments in equity securities will consist  exclusively of Class Y shares of the  Oppenheimer  Main
Street  Fund - the  Underlying  Fund.  The  Underlying  Fund  does not limit its investments in equity securities to issuers having a market  capitalization of a specified size or range, and therefore can invest in securities of small-,  mid-
and  large-capitalization  issuers.  At times, the Underlying Fund can focus its equity  investments in securities of one or more  capitalization  ranges,  based upon the Manager's  judgment of where the best market  opportunities are to seek the  Underlying  Fund's  objective.  At times,  the market may favor or disfavor securities of issuers of a particular  capitalization range. Securities of small capitalization  issuers may be subject to greater  price  volatility  in general than  securities  of larger  companies.  Therefore,  if the  Underlying  Fund is focusing on or has substantial  investments in smaller capitalization  companies at times of market volatility,  the Underlying Fund's share prices may fluctuate more  than that of funds  focusing  on larger  capitalization  issuers.  Further information about the Underlying Fund is included under  "Information  About the
Underlying Fund" in Appendix B to this Statement of Additional Information.  The
Underlying Fund's Prospectus and Statement of Additional Information describe in detail the Underlying Fund's investment policies, risks, management,  investment restrictions,  strategies  and types of securities  in which it may invest,  and contains other information about the Underlying Fund. The Prospectus,  Statement of Additional  Information and annual and semi-annual  reports of the Underlying
Fund are available without charge upon request by calling 1.800.525.7048.

     |X| Investments in Bonds and Other Debt Securities. The Fund will invest in
U.S. government  securities to seek its investment  objective.  In general, debt securities are subject to two types of risk: credit risk and interest rate risk.

     o Credit  Risk.  Credit  risk  relates to the ability of the issuer to meet interest or  principal  payments or both as they  become due.  The fixed  income component of the Fund's portfolio consists of U.S. government  securities.  U.S.
government  securities,   although  unrated,  are  generally  considered  to  be
equivalent  to  securities in the highest  rating  categories.  Investment-grade bonds  are  bonds  rated  at least  "Baa" by  Moody's  Investors  Service,  Inc.
("Moody's"),  or at least "BBB" by  Standard  &  Poor's  Rating  Service,  a
division  of  the  McGraw-Hill  Companies,   Inc.  ("S&P")  or  Fitch,  Inc.
("Fitch"),  or that have  comparable  ratings by  another  nationally-recognized rating organization.

     o Interest  Rate Risk.  Interest  rate risk refers to the  fluctuations  in value of debt securities  resulting from the inverse  relationship between price and yield.  For  example,  an  increase in general  interest  rates will tend to reduce the market  value of  already-issued  debt  securities,  and a decline in general  interest  rates will tend to increase  their value.  In addition,  debt securities having longer maturities tend to offer higher yields, but are subject to potentially greater fluctuations in value from changes in interest rates than obligations having shorter maturities.

     Fluctuations  in the market  value of debt  securities  after the Fund buys them will not affect the interest income payable on those securities (unless the security  pays  interest to a variable  rate pegged to interest  rate  changes).
However,  those price  fluctuations  will be reflected in the  valuations of the securities,  and therefore the Fund's net asset values will be affected by those fluctuations.

     |X| U.S. Government  Securities.  U.S. government  securities the Fund buys will include non-callable general obligations of the U.S. Treasury backed by the full faith and credit of the U.S.  government  or of any of the  following  U.S.
government  agencies,  instrumentalities  or government  sponsored  enterprises:
Federal National Mortgage  Association,  Federal Home Loan Mortgage Corporation,
Federal Home Loan Bank,  Resolution Funding Corporation,  Financing  Corporation
and Tennessee Valley Authority,  provided such securities are rated no less than
"AAA" by Standard  &  Poor's Rating  Services or "Aaa" by Moody's  Investors
Service, Inc.

     o U.S.  Treasury  Obligations.  These  include  Treasury  bills (which have maturities  of one  year  or less  when  issued),  Treasury  notes  (which  have maturities of more than one year and up to ten years when issued),  and Treasury bonds  (which  have  maturities  of more than ten years when  issued).  Treasury securities  are backed by the full  faith and credit of the United  States as to timely  payments of interest and  repayments of principal.  Other U.S.  Treasury obligations  the Fund can buy include U. S. Treasury  securities  that have been
"stripped"  by a Federal  Reserve Bank,  zero-coupon  U.S.  Treasury  securities described below.

     o  Obligations  Issued  or  Guaranteed  by  U.S.   Government  Agencies  or
Instrumentalities.   These  include  direct  obligations  and   mortgage-related
securities that have different levels of credit support from the government. The
Fund may  invest  in,  Government  National  Mortgage  Association  pass-through mortgage  certificates  (called "Ginnie Maes"),  which are supported by the full faith and credit of the U.S. government.

     |X|   Zero-Coupon   Securities.   The   Fund   can  buy   zero-coupon   and
delayed-interest  securities. The Fund can buy U.S. Treasury notes or bonds that have been stripped of their interest coupons, U.S. Treasury bills issued without
interest   coupons,   and  certificates   representing   interests  in  stripped
securities.

     Zero-coupon  securities do not make periodic interest payments and are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual  appreciation  of the  security,  which is redeemed at face value on a  specified  maturity  date.  This  discount  depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the  security  and the credit  quality of the  issuer.  The  discount  typically decreases as the maturity  date  approaches.  Some  zero-coupon  securities  are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

     Because  zero-coupon  securities  pay no interest  and  typically  compound semi-annually  at the rate fixed at the time of their  issuance,  their value is generally more volatile than the value of other debt securities. Their value may fall  more  dramatically  than the  value of  interest-bearing  securities  when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

     The  Fund's  investment  in  zero-coupon  securities  may cause the Fund to recognize income and make  distributions to shareholders  before it receives any cash payments on the zero-coupon  investment.  To generate cash to satisfy those distribution  requirements,  the Fund may have to sell portfolio securities that it  otherwise  might  have  continued  to hold or to use cash  flows  from other sources such as the sale of Fund shares.

     |X| Money Market  Instruments.  The following is a brief description of the types of the U.S. dollar-denominated money market securities the Fund can invest
in. Money market securities are  high-quality,  short-term debt instruments that may be issued by the U.S.  government,  corporations,  banks or other  entities.
They may have fixed,  variable or floating  interest rates.  During the Offering
Period the Fund invested its assets in:

     o  U.S.  Government   Securities.   These  include  obligations  issued  or
guaranteed by the U.S.  government or any of its agencies or  instrumentalities, described above.

     o Bank Obligations. The Fund can buy time deposits, certificates of deposit and bankers' acceptances. They must be:

     o obligations  issued or guaranteed by a domestic bank (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion, or

     o  obligations  of a foreign  bank with total  assets of at least  U.S.  $1 billion.

     "Banks"  include  commercial  banks,  savings  banks and  savings  and loan associations,  which may or may not be members of the Federal Deposit  Insurance
Corporation.

     o Commercial  Paper. The Fund can invest in commercial paper if it is rated within the top three rating  categories of Standard &  Poor's and Moody's or other rating organizations.

     If the paper is not rated,  it may be purchased  if the Manager  determines that  it is  comparable  to  rated  commercial  paper  in the top  three  rating categories of national rating organizations.

     The  Fund  can buy  commercial  paper,  including  U.S.  dollar-denominated securities of foreign  branches of U.S.  banks,  issued by other entities if the commercial  paper  is  guaranteed  as  to  principal  and  interest  by a  bank, government or corporation whose  certificates of deposit or commercial paper may otherwise be purchased by the Fund.

     During  the  Warranty  Period,  the  Fund  may  invest  in  bank  deposits, commercial paper and U.S. government  securities (excluding U.S. government zero coupon  securities),  having a remaining  maturity of 90 days or less.  The bank deposits will include demand and time deposits in,  certificates  of deposit of, and bankers'  acceptances  issued by, any U.S.  depository  institution or trust company.  The bank deposits and commercial paper must have a credit rating of at least "P-1" by Moody's  Investors  Service,  Inc. and at least "A-1" by Standard
&  Poor's Rating  Services,  and the issuer thereof must have at the time of such  investment  a long-term  credit  rating of at least "Aa3" by Moody's or at least "AA" by S&P.

     |X| Borrowing. The Fund may borrow for temporary or emergency purposes only to the extent necessary to meet redemption requests after using all cash held by the Fund to meet such redemption requests, other than cash necessary to pay Fund fees  and  expenses.  Currently,  under  the  Investment  Company  Act  of  1940
("Investment  Company  Act"),  a mutual  fund may borrow only from banks and the maximum  amount it may borrow is up to one-third of its total assets  (including the amount borrowed less its liabilities, other than borrowings),  except that a fund may borrow up to 5% of its total  assets for  temporary  purposes  from any person. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid  within 60 days and not extended or renewed.
As a matter of  fundamental  policy,  the Fund is authorized to borrow up to the limits set forth in the  Investment  Company Act.  During periods of substantial borrowings,  the value of the Fund's  assets  would be reduced  due to the added expense of interest on borrowed monies. The Fund is authorized to borrow, and to pledge assets to secure such  borrowings,  up to the maximum extent  permissible under the Investment  Company Act. Any such borrowing will be made only pursuant to the  requirements of the Investment  Company Act and will be made only to the extent that the value of each Fund's  assets  less its  liabilities,  other than borrowings,  is equal to at least 300% of all borrowings  including the proposed borrowing.  If the value of the Fund's assets, so computed,  should fail to meet the 300% asset coverage requirement,  the Fund is required, within three days to reduce its bank debt to the extent  necessary to meet such  requirement  and may have to sell a portion of its investments at a time when independent  investment judgment  would not dictate such sale.  Interest on money borrowed is an expense the  Fund  would  not  otherwise  incur,  so that it may have  little  or no net investment income during periods of substantial borrowings.  Since substantially all of the Fund's assets fluctuate in value, but borrowing obligations are fixed when the Fund has outstanding  borrowings,  the net asset value per share of the
Fund  correspondingly  will tend to increase and  decrease  more when the Fund's assets increase or decrease in value than would otherwise be the case.

     The Fund will pay interest on these loans,  and that interest  expense will raise the  overall  expenses  of the Fund and  reduce  its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for leverage. Additionally, the Fund's net asset value per share might fluctuate more  than  that of funds  that do not  borrow.  Currently,  the  Fund  does not contemplate using this technique, but if it does so, it will not likely do so to a substantial degree.

     |X| Portfolio  Turnover.  "Portfolio  turnover" describes the rate at which the Fund traded its portfolio  securities  during its previous  fiscal year. For example,  if a fund sold all of its  securities  during the year,  its portfolio turnover  rate would have been 100%.  The Fund's  portfolio  turnover  rate will fluctuate from year to year, and the Fund is likely to have a portfolio turnover rate of 100% or more.  Increased portfolio turnover creates higher brokerage and transaction  costs  for the Fund,  which may  reduce  its  overall  performance.
Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable  long-term capital gains to shareholders, since the Fund will normally  distribute  all of its capital gains realized each year, to avoid excise taxes under the Internal  Revenue Code. As a result of the
Fund's  dynamic asset  allocation  model,  the Fund may have a higher  portfolio turnover rate than other mutual funds.

     |X| Investment in Other Investment Companies. As stated above, the Fund can invest in the Class Y shares of  Oppenheimer  Main Street  Fund,  subject to the limits set forth in the Investment  Company Act or any exemption  therefrom that apply to those types of investments and any percentage limit  established,  from time  to  time,  by the  asset  allocation  formula  described  in the  Warranty
Agreement.  As a shareholder of an investment company,  the Fund will be subject to its  ratable  share of that  investment  company's  expenses,  including  its advisory and administration expenses.

     |X|  Loans of  Portfolio  Securities.  The  Fund  may  lend  its  portfolio securities  pursuant to policies  approved by the Fund's Board.  It may do so to try to provide income or to raise cash for liquidity  purposes.  These loans are limited to not more than 331/3% of the value of the Fund's net assets.

     The Fund has entered into a Securities  Lending  Agreement (the "Securities
Lending Agreement") with JPMorgan Chase Bank, N.A. ("JPMorgan Chase"). Under the
Securities Lending Agreement and applicable  regulatory  requirements (which are subject to change), the collateral for such loans must, on each business day, be at least equal to the value of the loaned  securities  and must consist of cash, bank letters of credit or securities of the U.S.  Government (or its agencies or instrumentalities),  or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as  collateral,  a bank letter of credit must obligate the bank to pay to JPMorgan Chase, as agent, amounts demanded by the Fund if the demand meets the terms of the letter. Both the issuing bank and the terms of the letter of credit must be  satisfactory to JPMorgan Chase and the Fund. The terms of the loans must also meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned  securities on five business days' notice or in time to vote on any material matters. The Securities Lending Agreement may be terminated by either JPMorgan Chase or the Fund on 30 days' written notice.

     Pursuant  to the  Securities  Lending  Agreement,  the Fund will  receive a percentage  of all annual net income  (i.e.,  net of rebates to the borrower and certain other approved expenses) from securities lending transactions.  Such net income  includes  earnings from the investment of any cash  collateral  received from a borrower and loan fees paid or payable by a borrower in  connection  with loans secured by collateral other than cash.

     There are some  risks in  connection  with  securities  lending,  including possible delays in receiving additional collateral from the borrower to secure a loan or delays in recovering  the loaned  securities  if the borrower  defaults.
JPMorgan Chase has agreed, in general, to guarantee the obligations of borrowers to return  loaned  securities  to the Fund and to be  responsible  for  expenses relating to securities lending. The Fund, however, will be responsible for risks associated  with the  investment  of cash  collateral,  including  the risk of a default by the issuer of a security in which cash  collateral has been invested.
If that  occurs,  the Fund may incur  additional  costs in seeking to obtain the collateral  or may lose the amount of the  collateral  investment.  The Fund may also lose money if the value of the  investments  purchased with cash collateral decreases.

Other Investment Restrictions

     |X|  What  Are  "Fundamental  Policies?"  Fundamental  policies  are  those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting  securities.
Under the  Investment  Company Act, a "majority"  vote is defined as the vote of the holders of the lesser of: o 67% or more of the shares present or represented by  proxy at a  shareholder  meeting,  if the  holders  of more  than 50% of the outstanding  shares are present or represented  by proxy,  or o more than 50% of the outstanding shares.

     The Fund's  investment  objective is a fundamental  policy.  Other policies described in the  Prospectus  or this  Statement of Additional  Information  are
"fundamental"  only if they are identified as such. The Fund's Board of Trustees can change  non-fundamental  policies  without  shareholder  approval.  However, significant  changes to investment  policies will be described in supplements or updates to the  Prospectus  or this  Statement  of  Additional  Information,  as appropriate.  The Fund's most significant  investment  policies are described in the Prospectus.

     The Underlying Fund's investment  objective is a fundamental policy.  Other policies  described in the  Underlying  Fund's  Prospectus  or its  Statement of
Additional  Information  and in  Appendix  B to  this  Statement  of  Additional
Information  are  "fundamental"  only  if  they  are  identified  as  such.  The
Underlying Fund's Board of Directors can change non-fundamental policies without shareholder approval.  However,  significant changes to investment policies will be described in supplements or updates to the  Underlying  Fund's  Prospectus or
Statement of Additional Information, as appropriate.  The Underlying Fund's most significant  investment  policies are described in its  Prospectus as well as in the Oppenheimer Principal Protected Main Street Fund II Prospectus.

     |X| Does the Fund  Have  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Fund.

     o The Fund cannot concentrate investments.  That means it cannot invest 25%
or more of its total assets in any industry.  However, there is no limitation on investments in affiliated funds and obligations issued or guaranteed by the U.S.
government, its agencies or instrumentalities.

     o The Fund cannot invest in commodities. However, the Fund can buy and sell any of the hedging instruments  permitted by any of its other policies.  It does not  matter  if the  hedging  instrument  is  considered  to be a  commodity  or commodity contract.

     o The Fund cannot  invest in real estate or in  interests  in real  estate.
However,  the Fund can  purchase  securities  of issuers  holding real estate or interests  in  real  estate  (including  securities  of real  estate  investment trusts).

     o The Fund cannot  underwrite  securities of other  companies.  A permitted exception is in case it is deemed to be an underwriter  under the Securities Act of 1933 when reselling any securities held in its own portfolio.

     o The Fund cannot  issue  "senior  securities,"  but this does not prohibit certain  investment  activities  for which assets of the Fund are  designated as segregated,  or margin,  collateral or escrow  arrangements are established,  to cover the related  obligations.  Examples of those activities  include borrowing
money,   reverse  repurchase   agreements,   delayed-delivery   and  when-issued
arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

     o The Fund cannot borrow money,  except to the extent  permitted  under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statutes, rules or regulations may be amended or interpreted from time to time.

     o The Fund cannot make loans except (a) through lending of securities,  (b)
through the purchase of debt  instruments or similar  evidences of indebtedness,
(c) through an interfund  lending program with other  affiliated  funds, and (d)
through repurchase agreements.

     o The Fund cannot buy securities  issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in  securities of that issuer or it would  then own more than 10% of that  issuer's  voting  securities.  This limit  applies to 75% of the Fund's  total  assets.  The limit does not apply to
securities   issued  by  the  U.S.   Government   or  any  of  its  agencies  or
instrumentalities, or securities of other affiliated investment companies.

     |X| Does the Underlying  Fund Have  Additional  Fundamental  Policies?  The
following  investment  restrictions  are Fundamental  policies of the Underlying
Fund.

     o The Underlying Fund cannot concentrate investments.  That means it cannot invest 25% or more of its total  assets in any  industry.  However,  there is no limitation on investments in U.S. government securities.

     o The Underlying Fund cannot invest in commodities. However, the Underlying
Fund can buy and sell any of the  hedging  instruments  permitted  by any of its other policies. It does not matter if the hedging instrument is considered to be a commodity or commodity contract.

     o The Underlying  Fund cannot invest in real estate or in interests in real estate.  However, the Underlying Fund can purchase securities of issuers holding real estate or interests  in real estate  (including  securities  of real estate investment trusts).

     o The Underlying Fund cannot  underwrite  securities of other companies.  A permitted  exception  is in case it is  deemed  to be an  underwriter  under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

     o The Underlying Fund cannot issue "senior  securities,"  but this does not prohibit  certain  investment  activities  for  which  assets  of the  Fund  are designated  as  segregated,  or margin,  collateral or escrow  arrangements  are established,  to cover the related  obligations.  Examples  of those  activities include borrowing money,  reverse repurchase  agreements,  delayed-delivery  and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

     o The Underlying Fund cannot borrow money in excess of 33 1/3% of the value of its total assets  (including the amount  borrowed).  The Underlying  Fund may borrow only from banks and/or affiliated investment  companies.  With respect to this fundamental  policy,  the Underlying Fund can borrow only if it maintains a
300% ratio of assets to  borrowings  at all times in the manner set forth in the
Investment Company Act.

     o The  Underlying  Fund  cannot make loans  except (a)  through  lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, and (c) through repurchase agreements

     o The Underlying Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total  assets would be invested in  securities  of that  issuer  or it  would  then  own  more  than  10% of that  issuer's  voting securities. This limit applies to 75% of the Underlying Fund's total assets. The limit does not apply to securities  issued by the U.S.  Government or any of its agencies or instrumentalities, or securities of other investment companies.

     Unless the  Prospectus or this Statement of Additional  Information  states that a percentage  restriction  applies on an ongoing basis,  it applies only at the time an  investment  (except in the case of  borrowing  and  investments  in illiquid  securities) is made.  The Fund and the  Underlying  Fund need not sell securities  to  meet  the  percentage  limits  if the  value  of the  investment increases in proportion to the size of the Fund or Underlying Fund.

     For purposes of the policy not to concentrate  its investments as described above,  the  Fund  and the  Underlying  Fund  have  adopted  classifications  of industries  and  groups of related  industries.  These  classifications  are not fundamental  policies  for the Fund and the  Underlying  Fund.  The Fund and the
Underlying  Fund do not  intend to  concentrate  its  investments  in a group of industries.

     Disclosure  of  Portfolio  Holdings.  The Fund  has  adopted  policies  and procedures  concerning  the  dissemination  of  information  about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and
Transfer   Agent.   These  policies  are  designed  to  assure  that  non-public information  about  portfolio  securities is  distributed  only for a legitimate business  purpose,  and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that  information from being used in a way that could negatively  affect the Fund's  investment  program or enable third parties to use that information in a manner that is harmful to the Fund.

     o Public  Disclosure.  The  Fund's  portfolio  holdings  are made  publicly available  no later than 60 days  after the close of each of the  Fund's  fiscal quarters  in its  semi-annual  report  to  shareholders,  its  annual  report to shareholders,  or its Statements of Investments on Form N-Q. Those documents are publicly available at the SEC. In addition, the top 20 month-end holdings may be posted on the OppenheimerFunds' website at www.oppenheimerfunds.com  (select the
Fund's name under the "View Fund Information  for:" menu) with a 15-day lag. The
Fund may release a more  restrictive list of holdings (e.g., the top five or top
10  portfolio  holdings)  or may  release  no  holdings  if that is in the  best interests of the Fund and its shareholders.  Other general information about the
Fund's  portfolio  investments,  such as portfolio  composition  by asset class, industry, country, currency, credit rating or maturity, may also be posted.

     Until publicly  disclosed,  the Fund's portfolio  holdings are proprietary, confidential business information. While recognizing the importance of providing
Fund shareholders with information about their Fund's  investments and providing portfolio  information  to a  variety  of  third  parties  to  assist  with  the management,  distribution and administrative  process, the need for transparency must be  balanced  against  the risk that third  parties  who gain access to the
Fund's portfolio  holdings  information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the
Fund is able to obtain in  portfolio  transactions  or the  availability  of the securities that portfolio managers are trading on the Fund's behalf.

     The Manager and its subsidiaries and affiliates,  employees,  officers, and
directors,   shall  neither  solicit  nor  accept  any   compensation  or  other
consideration  (including  any  agreement  to maintain  assets in the Fund or in other investment  companies or accounts managed by the Manager or any affiliated person  of the  Manager)  in  connection  with  the  disclosure  of  the  Fund's non-public portfolio holdings.  The receipt of investment advisory fees or other fees and  compensation  paid to the  Manager  and its  subsidiaries  pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation"
or "consideration"  for these purposes.  It is a violation of the Code of Ethics for any  covered  person to  release  holdings  in  contravention  of  portfolio holdings disclosure policies and procedures adopted by the Fund.

     A list of the top 20  portfolio  securities  holdings  (based  on  invested assets),  listed by  security  or by issuer,  as of the end of each month may be disclosed to third parties  (subject to the procedures  below) no sooner than 15 days after month-end.

     Except under special limited circumstances discussed below, month-end lists of the Fund's  complete  portfolio  holdings  may be  disclosed  no sooner  than
30-days after the relevant  month-end,  subject to the procedures  below. If the
Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

     o The third-party recipient must first submit a request for release of Fund portfolio holdings, explaining the business reason for the request;

     o Senior  officers  (a Senior  Vice  President  or above) in the  Manager's
Portfolio and Legal  departments must approve the completed  request for release of Fund portfolio holdings; and

     o The  third-party  recipient  must sign the Manager's  portfolio  holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly  available  regarding the Fund's holdings  confidential and agreeing not to trade directly or indirectly based on the information.

     The Fund's  complete  portfolio  holdings  positions may be released to the following  categories of entities or individuals  on an ongoing basis,  provided that such entity or  individual  either (1) has signed an agreement to keep such information  confidential  and not trade on the basis of such information or (2)
is subject to fiduciary  obligations,  as a member of the Fund's Board, or as an employee,  officer  and/or  director of the  Manager,  Distributor,  or Transfer
Agent,  or their  respective  legal  counsel,  not to disclose such  information except in conformity  with these  policies and  procedures  and not to trade for his/her personal account on the basis of such information:

     o Employees of the Fund's Manager,  Distributor and Transfer Agent who need to have access to such  information  (as  determined by senior  officers of such entity),

     o The Fund's independent registered public accounting firm,

     o Members of the Fund's Board and the Board's legal counsel,

     o The Fund's custodian bank,

     o A proxy voting service designated by the Fund and its Board,

     o Rating/ranking organizations (such as Lipper and Morningstar),

     o Portfolio  pricing services  retained by the Manager to provide portfolio security prices,  and

     o Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

     Portfolio holdings  information of the Fund may be provided,  under limited circumstances,  to  brokers  and/or  dealers  with whom the Fund  trades  and/or
entities  that  provide  investment   coverage  and/or  analytical   information
regarding the Fund's portfolio,  provided that there is a legitimate  investment reason for  providing  the  information  to the broker,  dealer or other entity.
Month-end portfolio holdings information may, under this procedure,  be provided to vendors providing research  information and/or analytics to the Fund, with at least a 15-day delay after the month end,  but in certain  cases may be provided to a broker or analytical  vendor with a 1-2 day lag to facilitate the provision of requested  investment  information  to the manager to facilitate a particular trade or the  portfolio  manager's  investment  process for the Fund.  Any third party  receiving  such  information  must  first  sign the  Manager's  portfolio
holdings   non-disclosure   agreement  as  a  pre-condition  to  receiving  this
information.

     Portfolio holdings information (which may include information on individual securities  positions  or multiple  securities)  may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio  trading,  and (2) by the members of the Manager's  Security Valuation
Group and Accounting  Departments in connection with portfolio  pricing or other portfolio evaluation purposes:

     o Brokers and dealers in connection with portfolio transactions  (purchases and sales)

     o Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not  priced  by the  Fund's  regular  pricing  services)  o
Dealers  to obtain  price  quotations  where the Fund is not  identified  as the owner.

     Portfolio holdings information (which may include information on the Fund's entire  portfolio or  individual  securities  therein) may be provided by senior officers  of the  Manager  or  attorneys  on the  legal  staff  of the  Manager,
Distributor, or Transfer Agent, in the following circumstances:

     o Response to legal  process in  litigation  matters,  such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,

     o Response to  regulatory  requests  for  information  (the SEC,  Financial
Industry Regulatory Authority  ("FINRA"),  state securities  regulators,  and/or foreign  securities  authorities,  including  without  limitation  requests  for information in inspections or for position reporting purposes),

     o To potential  sub-advisers  of  portfolios  (pursuant to  confidentiality agreements),

     o To consultants for retirement plans for plan  sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),

     o Investment  bankers in connection  with merger  discussions  (pursuant to confidentiality agreements).

     Portfolio  managers and analysts may, subject to the Manager's  policies on communications with the press and other media, discuss portfolio  information in interviews  with members of the media,  or in due diligence or similar  meetings with  clients  or  prospective  purchasers  of Fund  shares  or their  financial intermediary representatives.

     The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity  in the Fund's  portfolio  to meet  redemptions),  receive  redemption proceeds of their Fund shares paid as pro rata shares of securities  held in the
Fund's  portfolio.  In such  circumstances,  disclosure of the Fund's  portfolio holdings may be made to such shareholders.

     Any  permitted   release  of  otherwise   non-public   portfolio   holdings
information  must be in  accordance  with  the  Fund's  then-current  policy  on approved methods for communicating  confidential information,  including but not limited to the Fund's policy as to use of secure e-mail technology.

     The Chief  Compliance  Officer  (the  "CCO")  of the Fund and the  Manager,
Distributor,  and Transfer  Agent shall  oversee the  compliance by the Manager,
Distributor,  Transfer  Agent,  and their  personnel  with  these  policies  and procedures.  At least annually, the CCO shall report to the Fund's Board on such compliance  oversight and on the categories of entities and individuals to which disclosure of portfolio  holdings of the Fund has been made during the preceding year  pursuant to these  policies.  The CCO shall report to the Fund's Board any
material   violation   of  these   policies  and   procedures   and  shall  make
recommendations  to the Board as to any  amendments  that the CCO  believes  are necessary and desirable to carry out or improve these policies and procedures.

     The Manager and/or the Fund have entered into ongoing  arrangements to make available  information about the Fund's portfolio  holdings.  One or more of the
Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities              Fortis Securities         Pacific Crest Securities
ABN AMRO                    Fox-Pitt, Kelton          Pacific Growth Equities
AG Edwards                  Friedman, Billing, Ramsey Petrie Parkman
American Technology ResearchFulcrum Global Partners   Pictet
Auerbach Grayson            Garp Research             Piper Jaffray Inc.
Banc of America Securities  George K Baum & Co.       Prager Sealy & Co.
Barclays                    Goldman Sachs             Prudential Securities
Bear Stearns                HSBC                      Ramirez & Co.
Belle Haven                 ING Barings               Raymond James
Bloomberg                   ISI Group                 RBC Capital Markets
BNP Paribas                 ITG                       RBC Dain Rauscher
BS Financial Services       Janney Montgomery         Research Direct
Buckingham Research Group   Jefferies                 Reuters
Caris & Co.                 JP Morgan Securities      Robert W. Baird
CIBC World Markets          JPP Eurosecurities        Roosevelt & Cross
Citigroup Global Markets    Keefe, Bruyette & Woods   Russell
Collins Stewart             Keijser Securities        Ryan Beck & Co.
Craig-Hallum Capital Group  Kempen & Co. USA Inc.     Sanford C. Bernstein
LLC
Credit Agricole Cheuvreux   Kepler Equities/Julius    Scotia Capital Markets
N.A. Inc.                   Baer Sec
Credit Suisse               KeyBanc Capital Markets   Societe Generale
Cowen & Company             Leerink Swan              Soleil Securities Group
Daiwa Securities            Lehman Brothers           Standard & Poors
Davy                        Loop Capital Markets      Stifel Nicolaus
Deutsche Bank Securities    MainFirst Bank AG         Stone & Youngberg
Dresdner Kleinwort          Makinson Cowell US Ltd    SWS Group
Wasserstein
Emmet & Co                  Maxcor Financial          Taylor Rafferty
Empirical Research          Merrill Lynch             Think Equity Partners
Enskilda Securities         Midwest Research          Thomson Financial
Essex Capital Markets       Mizuho Securities         Thomas Weisel Partners
Exane BNP Paribas           Morgan Stanley            UBS
Factset                     Morningstar               Wachovia Securities
Fidelity Capital Markets    Natexis Bleichroeder      Wescott Financial
Fimat USA Inc.              Ned Davis Research Group  William Blair
First Albany                Nomura Securities         Yieldbook
Fixed Income Securities

How the Fund is Managed

     Organization  and  History.  The Fund,  a series of  Oppenheimer  Principal
Protected Trust II, is an open-end,  diversified  management  investment company with an unlimited number of authorized shares of beneficial  interest.  The Fund was organized as a Massachusetts business trust in August 2003.

     |X| Classes of Shares.  The Trustees are  authorized,  without  shareholder approval,  to create new series and classes of shares,  to  reclassify  unissued shares into additional  series or classes and to divide or combine the shares of a class  into a  greater  or  lesser  number  of  shares  without  changing  the proportionate  beneficial  interest of a shareholder in the Fund.  Shares do not have cumulative voting rights,  preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

     The Fund currently has three classes of shares: Class A, Class B, and Class
C. All classes invest in the same investment portfolio. Each class of shares:

     o has its own dividends and distributions,

     o pays certain expenses which may be different for the different classes,

     o will generally have a different net asset value,

     o will generally have separate  voting rights on matters in which interests of one class are different from interests of another class, and

     o votes as a class on matters that affect that class alone.

     Shares are freely  transferable,  and each share of each class has one vote at  shareholder  meetings,  with  fractional  shares voting  proportionally,  on matters  submitted to a vote of shareholders.  Each share of the Fund represents an  interest  in the Fund  proportionately  equal to the  interest of each other share of the same class.

     |X| Meetings of Shareholders.  As a Massachusetts  business trust, the Fund is not required to hold, and does not plan to hold,  regular annual  meetings of shareholders,  but may hold shareholder  meetings from time to time on important matters  or  when  required  to do so by the  Investment  Company  Act or  other applicable  law.  Shareholders  have the right,  upon a vote or  declaration  in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

     The Trustees will call a meeting of  shareholders to vote on the removal of a  Trustee  upon  the  written  request  of  the  record  holders  of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from  at  least  10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then either make the
Fund's shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at $25,000 or more or  constituting at least 1% of the
Fund's outstanding  shares. The Trustees may also take other action as permitted by the Investment Company Act.

     |X|  Shareholder  and Trustee  Liability.  The Fund's  Declaration of Trust
contains an express  disclaimer  of  shareholder  or Trustee  liability  for the
Fund's  obligations.  It also provides for  indemnification and reimbursement of expenses out of the Fund's property for any shareholder  held personally  liable for its obligations. The Declaration of Trust also states that upon request, the
Fund shall  assume the defense of any claim made against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy  any  judgment on that claim.
Massachusetts  law permits a shareholder  of a business trust (such as the Fund)
to be  held  personally  liable  as a  "partner"  under  certain  circumstances.
However,  the risk that a Fund  shareholder will incur financial loss from being held  liable as a  "partner"  of the Fund is  limited to the  relatively  remote circumstances in which the Fund would be unable to meet its obligations.

     The Fund's  contractual  arrangements  state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand that may arise out of any  dealings  with the Fund and that the  Trustees shall have no personal  liability to any such person, to the extent permitted by law.

     Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees,  which is responsible  for protecting the interests of shareholders under  Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

     The Board of Trustees  has an Audit  Committee,  a Review  Committee  and a
Governance Committee. Each committee is comprised solely of Trustees who are not
"interested   persons"  under  the  Investment  Company  Act  (the  "Independent
Trustees"). The members of the Audit Committee are Edward L. Cameron (Chairman),
George C. Bowen, Robert J. Malone and F. William Marshall, Jr. Effective January
1, 2008, George C. Bowen will replace Edward L. Cameron as Chairman of the Audit
Committee.  The Audit  Committee  held 7 meetings  during the Fund's fiscal year
ended  August  31,  2007.   The  Audit   Committee   furnishes  the  Board  with
recommendations  regarding  the selection of the Fund's  independent  registered public accounting firm (also referred to as the "independent  Auditors").  Other main functions of the Audit Committee,  outlined in the Audit Committee Charter, include,  but are not  limited  to:  (i)  reviewing  the  scope and  results  of financial  statement audits and the audit fees charged;  (ii) reviewing  reports from the Fund's independent  Auditors  regarding the Fund's internal  accounting procedures and controls;  (iii)  reviewing  reports from the Manager's  Internal
Audit Department; (iv) reviewing certain reports from and meet periodically with the  Funds'  Chief  Compliance  Officer;  (v)  maintaining  a  separate  line of communication  between  the  Fund's  independent  Auditors  and the  Independent
Trustees;  (vi) reviewing the independence of the Fund's  independent  Auditors;
and (vii)  pre-approving the provision of any audit or non-audit services by the
Fund's independent Auditors,  including tax services, that are not prohibited by the  Sarbanes-Oxley  Act, to the Fund, the Manager and certain affiliates of the
Manager.

     The Review  Committee  is comprised  solely of  Independent  Trustees.  The members of the Review Committee are Sam Freedman  (Chairman),  Jon S. Fossel and
Beverly L.  Hamilton.  The Review  Committee  held 5 meetings  during the Fund's fiscal  year ended  August 31,  2007.  Among other  duties,  as set forth in the
Review   Committee's   Charter,   the  Review   Committee   reports   and  makes
recommendations  to the Board  concerning  the fees paid to the Fund's  transfer agent and the Manager  and the  services  provided  to the Fund by the  transfer agent and the  Manager.  The Review  Committee  also reviews the adequacy of the
Fund's  Codes  of  Ethics,  the  Fund's  investment  performance  as well as the policies  and  procedures  adopted  by the Fund to  comply  with the  Investment
Company Act and other applicable law.

     The Governance Committee is comprised solely of Independent  Trustees.  The members of the  Governance  Committee are Robert J. Malone  (Chairman),  William
Armstrong, Beverly L. Hamilton and F. William Marshall, Jr. Effective January 1,
2008,  Edward L.  Cameron will join the  Governance  Committee.  The  Governance
Committee  held 2 meetings  during the Fund's fiscal year ended August 31, 2007.
The  Governance  Committee  has adopted a charter  setting  forth its duties and responsibilities.  Among other  duties,  the  Governance  Committee  reviews and oversees  the Fund's  governance  guidelines  and the  nomination  of  Trustees, including Independent  Trustees.  The Governance Committee has adopted a process for shareholder  submission of nominees for board  positions.  Shareholders  may submit names of  individuals,  accompanied  by complete  and properly  supported
resumes,   for  the  Governance   Committee's   consideration  by  mailing  such
information  to the  Governance  Committee in care of the Fund.  The  Governance
Committee  may  consider  such  persons  at such  time as it meets  to  consider possible nominees. The Governance Committee,  however,  reserves sole discretion to determine  which  candidates  for Trustees and  Independent  Trustees it will recommend to the Board and/or  shareholders and it may identify candidates other than those  submitted by  Shareholders.  The Governance  Committee may, but need not, consider the advice and recommendation of the Manager and/or its affiliates in  selecting  nominees.  The full Board  elects new  Trustees  except for those instances when a shareholder vote is required.

     Shareholders  who  desire  to  communicate  with the Board  should  address correspondence  to the Board or an individual  Board member and may submit their correspondence  electronically  at  www.oppenheimerfunds.com  under the  caption
"contact us" or by mail to the Fund at the address below.

     Trustees  and  Officers  of the Fund.  Except for Mr.  Murphy,  each of the
Trustees is an  Independent  Trustee.  All of the Trustees are also  trustees or directors of the following  Oppenheimer/Centennial  funds (referred to as "Board
II Funds"):

                                               Oppenheimer Principal
Oppenheimer Cash Reserves                      Protected Trust II
                                               Oppenheimer  Principal
Oppenheimer Capital Income Fund                Protected Trust III
                                               Oppenheimer Senior Floating

Oppenheimer Champion Income Fund               Rate Fund

Oppenheimer Commodity Strategy Total Return   Oppenheimer Strategic Income
Fund                                           Fund

                                               Oppenheimer   Variable  Account

Oppenheimer Equity Fund, Inc.                  Funds
Oppenheimer Integrity Funds                    Panorama Series Fund, Inc.
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund

                                               Centennial    California    Tax

Oppenheimer Main Street Funds, Inc.            Exempt Trust
Oppenheimer Main Street Opportunity Fund       Centennial Government Trust
Oppenheimer Main Street Small Cap Fund         Centennial Money Market Trust

                                               Centennial  New York Tax Exempt

Oppenheimer Municipal Fund                     Trust
Oppenheimer   Portfolio  Series  Fixed  Income
Active Allocation Fund                         Centennial Tax Exempt Trust
Oppenheimer Principal Protected Trust

     Present or former  officers,  directors,  trustees and employees (and their immediate  family  members) of the Fund,  the Manager  and its  affiliates,  and retirement  plans  established  by them for their  employees  were  permitted to purchase  Class A shares of the Fund and are  permitted  to  purchase  the other
Oppenheimer  funds at net asset value without sales charge.  The sales charge on
Class A shares is waived for that group  because of the  reduced  sales  efforts realized by the Distributor.

     Messrs.  Gillespie,   Manioudakis,   Murphy,  Petersen,  Schadt,  Szilagyi,
Vandehey,  Wixted and Zack and Mss.  Bloomberg and Ives, who are officers of the
Fund,  hold the same offices with one or more of the other Board II Funds. As of
December 7, 2007 the  Trustees and  officers of the Fund,  as a group,  owned of record or  beneficially  less  than 1% of any  class of shares of the Fund.  The foregoing  statement  does not reflect  ownership of shares held of record by an employee  benefit  plan for  employees  of the  Manager,  other  than the shares beneficially  owned under that plan by the  officers  of the Board II Funds.  In addition,  none of the Independent  Trustees (nor any of their immediate  family members)  owns  securities  of either the Manager or the  Distributor  or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor of the Board II Funds.

     Biographical  Information.  The Trustees and officers, their positions with the Fund, length of service in such position(s),  and principal  occupations and business  affiliations  during at least the past  five  years are  listed in the
charts  below.  The  charts  also  include   information  about  each  Trustee's
beneficial  share ownership in the Fund and in all of the registered  investment companies  that  the  Trustee  oversees  in  the  Oppenheimer  family  of  funds
("Supervised  Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson  Way,  Centennial,  Colorado  80112-3924.  Each  Trustee  serves  for  an indefinite term, or until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------
                                    Independent Trustees
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Name, Position(s)    Principal Occupation(s) During the Past 5         Dollar     Aggregate
                                                                                   Dollar
                                                                                  Range of
                                                                                   Shares
                                                                      Range of   Beneficially
                                                                       Shares     Owned in
with the Fund,       Years; Other Trusteeships/Directorships Held;  Beneficially     All
Length of Service,   Number of Portfolios in the Fund Complex         Owned in   Supervised
Age                  Currently Overseen                               the Fund      Funds
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

                                                                    As of December 31, 2006

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

William L.           President,   Colorado   Christian   University None         Over
Armstrong,           (since 2006); Chairman,  Cherry Creek Mortgage              $100,000
Chairman of the      Company  (since  1991),  Chairman,  Centennial
Board of Trustees    State    Mortgage    Company   (since   1994),
since 2003 and       Chairman,The  El Paso Mortgage  Company (since
Trustee since 2003   1993); Chairman,  Ambassador Media Corporation
Age: 70              (since  1984);  Chairman,   Broadway  Ventures
                     (since  1984);  Director of Helmerich & Payne,
                     Inc.   (oil   and   gas    drilling/production
                     company)  (since  1992),  Campus  Crusade  for
                     Christ   (non-profit)   (since  1991);  Former
                     Director,   The  Lynde   and   Harry   Bradley
                     Foundation,   Inc.  (non-profit  organization)
                     (2002-2006);  former  Chairman  of:  Transland
                     Financial  Services,  Inc.  (private  mortgage
                     banking company)  (1997-2003),  Great Frontier
                     Insurance  (1995-2000),  Frontier Real Estate,
                     Inc.   (residential   real  estate  brokerage)
                     (1994-2000)    and   Frontier   Title   (title
                     insurance    agency)    (1995-2000);    former
                     Director  of  the   following:   UNUMProvident
                     (insurance   company)   (1991-2004),   Storage
                     Technology   Corporation  (computer  equipment
                     company)  (1991-2003) and International Family
                     Entertainment       (television       channel)
                     (1992-1997);     U.S.     Senator     (January
                     1979-January 1991).  Oversees 39 portfolios in
                     the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

George C. Bowen,     Assistant    Secretary    and    Director   of None         Over
Trustee since 2003   Centennial   Asset   Management    Corporation              $100,000
Age: 71              (December    1991-April   1999);    President,
                     Treasurer and Director of  Centennial  Capital
                     Corporation  (June  1989-April  1999);   Chief
                     Executive  Officer and Director of MultiSource
                     Services,  Inc. (March  1996-April  1999); Mr.
                     Bowen held several  positions with the Manager
                     and with  subsidiary or  affiliated  companies
                     of the Manager  (September  1987-April  1999).
                     Oversees     39      portfolios     in     the
                     OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Edward L. Cameron,   Member  of The  Life  Guard  of  Mount  Vernon None         Over
Trustee since 2003   (George  Washington   historical  site)  (June              $100,000
Age: 69              2000    -    May     2006);     Partner     of
                     PricewaterhouseCoopers  LLP (accounting  firm)
                     (July  1974-June  1999);   Chairman  of  Price
                     Waterhouse  LLP Global  Investment  Management
                     Industry  Services Group  (financial  services
                     firm)  (July  1994-June  1998).   Oversees  39
                     portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Jon S. Fossel,       Director of UNUMProvident  (insurance company) None         Over
Trustee since 2003   (since  June 2002);  Director of  Northwestern              $100,000
Age: 65              Energy  Corp.  (public  utility   corporation)
                     (since  November   2004);   Director  of  P.R.
                     Pharmaceuticals  (October  1999-October 2003);
                     Director  of  Rocky  Mountain  Elk  Foundation
                     (non-profit       organization)      (February
                     1998-February  2003 and since February  2005);
                     Chairman and  Director  (until  October  1996)
                     and  President  and  Chief  Executive  Officer
                     (until   October   1995)   of   the   Manager;
                     President,   Chief   Executive   Officer   and
                     Director   of   the   following:   Oppenheimer
                     Acquisition  Corp.   ("OAC")  (parent  holding
                     company   of   the   Manager),    Shareholders
                     Services,   Inc.  and  Shareholder   Financial
                     Services,  Inc. (until October 1995). Oversees
                     39 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Sam Freedman,        Director   of  Colorado   Uplift   (charitable None         Over
Trustee since 2003   organization)   (since  September  1984).  Mr.              $100,000
Age: 67              Freedman  held  several   positions  with  the
                     Manager  and  with  subsidiary  or  affiliated
                     companies  of  the  Manager   (until   October
                     1994).   Oversees   39   portfolios   in   the
                     OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Beverly L. Hamilton, Trustee    of    Monterey     Institute    for None         None
Trustee since 2003   International       Studies       (educational
Age: 61              organization)  (since  February  2000);  Board
                     Member  of  Middlebury  College   (educational
                     organization) (since December 2005);  Director
                     of  The  California  Endowment  (philanthropic
                     organization)  (since  April  2002);  Director
                     (February  2002-2005) and Chairman of Trustees
                     (since  2006)  of the  Community  Hospital  of
                     Monterey    Peninsula;    Director    (October
                     1991-2005)  and Vice Chairman  (since 2006) of
                     American Funds' Emerging  Markets Growth Fund,
                     Inc.   (mutual   fund);   President   of  ARCO
                     Investment    Management   Company   (February
                     1991-April  2000);  Member  of the  investment
                     committees  of  The   Rockefeller   Foundation
                     (since  2001) and The  University  of Michigan
                     (since  2000);  Advisor at Credit Suisse First
                     Boston's  Sprout venture capital unit (venture
                     capital fund) (1994-January  2005); Trustee of
                     MassMutual   Institutional  Funds  (investment
                     company)  (1996-June  2004);  Trustee  of  MML
                     Series  Investment Fund  (investment  company)
                     (April   1989-June   2004);   Member   of  the
                     investment   committee  of  Hartford  Hospital
                     (2000-2003);    and    Advisor   to   Unilever
                     (Holland) pension fund  (2000-2003).  Oversees
                     39 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Robert J. Malone,    Director  of  Jones  Knowledge,   Inc.  (since None         Over
Trustee since 2003   2006);   Director   of   Jones   International              $100,000
Age: 63              University  (educational  organization) (since
                     August  2005);   Chairman,   Chief   Executive
                     Officer and  Director of Steele  Street  State
                     Bank   (commercial   banking)   (since  August
                     2003);    Director    of    Colorado    UpLIFT
                     (charitable    organization)   (since   1986);
                     Trustee  of the  Gallagher  Family  Foundation
                     (non-profit    organization)   (since   2000);
                     Former   Chairman   of   U.S.    Bank-Colorado
                     (subsidiary  of  U.S.   Bancorp  and  formerly
                     Colorado   National  Bank)  (July   1996-April
                     1999);  Director of  Commercial  Assets,  Inc.
                     (real estate  investment  trust)  (1993-2000);
                     Director of Jones Knowledge,  Inc.  (2001-July
                     2004); and Director of U.S. Exploration,  Inc.
                     (oil  and  gas   exploration)   (1997-February
                     2004).   Oversees   39   portfolios   in   the
                     OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

F. William           Trustee of MassMutual  Select Funds  (formerly None         Over
Marshall, Jr.,       MassMutual  Institutional  Funds)  (investment              $100,000
Trustee since 2003   company)   (since   1996)   and   MML   Series
Age: 65              Investment  Fund  (investment  company) (since
                     1996);    Trustee   of   Worcester    Polytech
                     Institute (since 1985);  Chairman (since 1994)
                     of the  Investment  Committee of the Worcester
                     Polytech   Institute   (private   university);
                     President  and  Treasurer  of  the  SIS  Funds
                     (private   charitable   fund)  (since  January
                     1999);  Chairman of SIS & Family Bank,  F.S.B.
                     (formerly   SIS   Bank)    (commercial   bank)
                     (January  1999-July  1999); and Executive Vice
                     President   of  Peoples   Heritage   Financial
                     Group,   Inc.   (commercial   bank)   (January
                     1999-July  1999).  Oversees 41  portfolios  in
                     the OppenheimerFunds complex.*

---------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

     * Includes two open-end investment  companies:  MassMutual Select Funds and
MML Series  Investment  Fund. In accordance with the  instructions  for SEC Form
N-1A, for purposes of this section only,  MassMutual Select Funds and MML Series
Investment  Fund are  included  in the  "Fund  Complex."  The  Manager  does not consider  MassMutual  Select Funds and MML Series  Investment Fund to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

     Mr. Murphy is an  "Interested  Trustee"  because he is affiliated  with the
Manager by virtue of his  positions  as an officer and  director of the Manager, and as a  shareholder  of its parent  company.  The address of Mr. Murphy is Two
World  Financial  Center,  225 Liberty  Street,  11th Floor,  New York, New York
10281-1008.  Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation,  retirement,  death or removal and as an officer for an  indefinite term, or until his  resignation,  retirement,  death or removal.  Mr. Murphy was elected  as a Trustee  of the Fund with the  understanding  that in the event he ceases to be the chief  executive  officer of the  Manager,  he will resign as a
Trustee of the Fund and the other Board II Funds (defined below) for which he is a director or trustee.

Interested Trustee
    and Officer
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Name,             Principal Occupation(s) During the Past 5 Years;      Dollar     Aggregate
                                                                                    Dollar
                                                                                   Range Of
                                                                                    Shares
                                                                       Range of   Beneficially
Position(s) Held                                                        Shares     Owned in
with the Fund,                                                        Beneficially    All
Length of         Other Trusteeships/Directorships Held; Number of     Owned in   Supervised
Service, Age      Portfolios in the Fund Complex Currently Overseen    the Fund      Funds
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

                                                                      As of December 31, 2006

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

John V. Murphy,   Chairman,  Chief Executive  Officer and Director of None       Over
Trustee,          the Manager  (since June  2001);  President  of the            $100,000
President and     Manager (September 2000-March 2007);  President and
Principal         director  or  trustee of other  Oppenheimer  funds;
Executive         President and Director of  Oppenheimer  Acquisition
Officer since     Corp.   ("OAC")  (the   Manager's   parent  holding
2003              company) and of Oppenheimer  Partnership  Holdings,
Age: 58           Inc.  (holding  company  subsidiary of the Manager)
                  (since  July 2001);  Director  of  OppenheimerFunds
                  Distributor,   Inc.  (subsidiary  of  the  Manager)
                  (November   2001-December   2006);   Chairman   and
                  Director  of  Shareholder  Services,  Inc.  and  of
                  Shareholder  Financial  Services,   Inc.  (transfer
                  agent  subsidiaries  of the  Manager)  (since  July
                  2001);  President and Director of  OppenheimerFunds
                  Legacy    Program    (charitable    trust   program
                  established  by the  Manager)  (since  July  2001);
                  Director  of  the  following   investment  advisory
                  subsidiaries  of  the  Manager:  OFI  Institutional
                  Asset    Management,    Inc.,    Centennial   Asset
                  Management    Corporation,    Trinity    Investment
                  Management    Corporation   and   Tremont   Capital
                  Management,    Inc.    (since    November    2001),
                  HarbourView  Asset  Management  Corporation and OFI
                  Private   Investments,   Inc.  (since  July  2001);
                  President   (since   November  2001)  and  Director
                  (since  July  2001)  of   Oppenheimer   Real  Asset
                  Management,   Inc.;  Executive  Vice  President  of
                  Massachusetts  Mutual Life Insurance Company (OAC's
                  parent company) (since February 1997);  Director of
                  DLB  Acquisition   Corporation   (holding   company
                  parent of Babson  Capital  Management  LLC)  (since
                  June  1995);  Chairman  (since  October  2007)  and
                  Member of the Investment Company  Institute's Board
                  of  Governors  (since   October 2003).Oversees  102
                  portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------------

The addresses of the officers in the chart below are as follows: for Messrs. Gillespie,
Manioudakis, Schadt and Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty
Street, New York, New York 10281-1008, for Messrs. Petersen, Szilagyi, Vandehey and Wixted
and Ms.  Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement death or removal.

-----------------------------------------------------------------------------------------
                               Other Officers of the Fund
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Name, Position(s)      Principal Occupation(s) During Past 5 Years
Held with the Fund,
Length of Service, Age
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Angelo Manioudakis,    Senior Vice  President  of the Manager and of  HarbourView  Asset
Vice President and     Management   Corporation   since   April   2002,   and   of   OFI
Portfolio Manager      Institutional  Asset  Management,  Inc.  since  June  2002;  Vice
since 2003             President  of  Oppenheimer  Real  Asset  Management,  Inc.  since
Age: 41                November 2006;  Vice President of the Fund since 2003.  Executive
                       Director  and  portfolio  manager  for  MSIM/Miller,  Anderson  &
                       Sherrerd,  (Morgan Stanley Asset Management)  (August  1993-April
                       2002).  A portfolio  manager and officer of 15  portfolios in the
                       OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Rudi W. Schadt,        Vice President,  Director of Equity Analytics and Risk in Product
Vice President and     Design and Risk  Management of the Manager since  February  2002.
Portfolio Manager      Vice  President  of the Fund  since  2004.  Director  and  Senior
since 2004             Quantitative   Analyst  at  UBS  Asset  Management   (2000-2001);
Age: 50                Associate  Director,  Senior  Researcher  and  Portfolio  Manager
                       (June  1997-August  2000)  at State  Street  Global  Advisors.  A
                       portfolio   manager   and  officer  of  11   portfolios   in  the
                       OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Mark S. Vandehey,      Senior  Vice  President  and  Chief  Compliance  Officer  of  the

Vice President and     Manager  (since  March  2004);   Chief   Compliance   Officer  of
Chief Compliance       OppenheimerFunds  Distributor,  Inc., Centennial Asset Management
Officer since 2004     and  Shareholder   Services,   Inc.  (since  March  2004);   Vice
Age: 57                President  of  OppenheimerFunds  Distributor,   Inc.,  Centennial
                       Asset  Management  Corporation  and  Shareholder  Services,  Inc.
                       (since  June  1983);   Former  Vice  President  and  Director  of
                       Internal Audit of the Manager  (1997-February  2004).  An officer of 102 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Brian W. Wixted,       Senior Vice  President and Treasurer of the Manager  (since March
Treasurer and          1999);  Treasurer of the following:  HarbourView Asset Management
Principal Financial &  Corporation,  Shareholder Financial Services,  Inc.,  Shareholder
Accounting Officer     Services,  Inc.,  Oppenheimer  Real Asset  Management,  Inc.  and
since 2003             Oppenheimer  Partnership  Holdings,  Inc. (since March 1999), OFI
Age: 48                Private  Investments,  Inc. (since March 2000),  OppenheimerFunds
                       International  Ltd.  and  OppenheimerFunds  plc (since May 2000),
                       OFI Institutional  Asset Management,  Inc. (since November 2000), and  OppenheimerFunds  Legacy Program  (charitable  trust program established  by the  Manager)  (since June 2003);  Treasurer  and
                       Chief  Financial  Officer  of OFI Trust  Company  (trust  company subsidiary of the Manager) (since May 2000);  Assistant Treasurer of the  following:  OAC  (since  March  1999),  Centennial  Asset
                       Management    Corporation    (March    1999-October   2003)   and
                       OppenheimerFunds   Legacy  Program  (April  2000-June  2003).  An
                       officer of 102 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Brian S. Petersen,     Vice President of the Manager (since  February  2007);  Assistant
Assistant Treasurer    Vice  President  of  the  Manager  (August  2002-February  2007);
since 2004             Manager/Financial  Product  Accounting  of the Manager  (November
Age: 37                1998-July   2002).   An   officer  of  102   portfolios   in  the

                       OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Brian C. Szilagyi,     Assistant  Vice  President  of the  Manager  (since  July  2004);
Assistant Treasurer    Director of  Financial  Reporting  and  Compliance  of First Data
since 2005             Corporation  (April  2003-July  2004);  Manager of  Compliance of
Age: 37                Berger  Financial Group LLC (May 2001-March  2003). An officer of
                       102 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Robert G. Zack,        Executive  Vice  President   (since  January  2004)  and  General
Vice President and     Counsel  (since March 2002) of the Manager;  General  Counsel and
Secretary since 2003   Director  of  the  Distributor  (since  December  2001);  General
Age: 59                Counsel  of  Centennial  Asset  Management   Corporation   (since
                       December  2001);  Senior Vice  President  and General  Counsel of
                       HarbourView Asset Management  Corporation  (since December 2001);
                       Secretary  and  General  Counsel  of OAC (since  November  2001);
                       Assistant  Secretary  (since  September 1997) and Director (since
                       November  2001)  of   OppenheimerFunds   International  Ltd.  and
                       OppenheimerFunds  plc; Vice President and Director of Oppenheimer
                       Partnership  Holdings,  Inc. (since  December 2002);  Director of
                       Oppenheimer  Real Asset  Management,  Inc. (since November 2001);
                       Senior  Vice   President,   General   Counsel  and   Director  of
                       Shareholder  Financial Services,  Inc. and Shareholder  Services,
                       Inc.  (since  December  2001);  Senior  Vice  President,  General
                       Counsel and  Director of OFI Private  Investments,  Inc.  and OFI
                       Trust  Company   (since   November   2001);   Vice  President  of
                       OppenheimerFunds  Legacy Program  (since June 2003);  Senior Vice
                       President  and  General  Counsel  of  OFI   Institutional   Asset
                       Management,    Inc.   (since   November   2001);    Director   of
                       OppenheimerFunds  (Asia) Limited (since  December  2003);  Senior
                       Vice  President  (May  1985-December  2003).  An  officer  of 102 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Lisa I. Bloomberg,     Vice President and Associate Counsel of the Manager (since May
Assistant Secretary    2004); First Vice President (April 2001-April 2004), Associate
since 2004             General Counsel (December 2000-April 2004). An officer of 102
Age: 39                portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Kathleen T. Ives,      Vice   President   (since  June  1998)  and  Senior  Counsel  and
Assistant Secretary    Assistant  Secretary  (since  October 2003) of the Manager;  Vice
since 2004             President  (since 1999) and Assistant  Secretary  (since  October
Age: 42                2003)  of the  Distributor;  Assistant  Secretary  of  Centennial
                       Asset   Management   Corporation   (since  October  2003);   Vice
                       President and Assistant Secretary of Shareholder  Services,  Inc.
                       (since  1999);  Assistant  Secretary of  OppenheimerFunds  Legacy
                       Program and Shareholder Financial Services,  Inc. (since December
                       2001);  Assistant  Counsel of the  Manager  (August  1994-October
                       2003).  An  officer  of 102  portfolios  in the  OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Phillip S. Gillespie,  Senior Vice President and Deputy  General  Counsel of the Manager
Assistant Secretary    (since  September  2004);  First Vice  President  (2000-September
since 2004             2004),   Director   (2000-September   2004)  and  Vice  President
Age: 43                (1998-2000) of Merrill Lynch  Investment  Management.  An officer of 102 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------

     |X|  Remuneration  of the  Officers  and  Trustees.  The  officers  and the interested Trustee of the Fund, who are affiliated with the Manager,  receive no salary or fee from the Fund. The Independent  Trustees received the compensation shown below from the Fund for serving as a Trustee and member of a committee (if applicable),  with respect to the Fund's fiscal year ended August 31, 2007.  The total  compensation,  including accrued retirement  benefits,  from the Fund and fund  complex  represents  compensation  received  for  serving as a Trustee and member of a committee (if  applicable) of the Boards of the Fund and other funds in the  OppenheimerFunds  complex  during the calendar  year ended  December 31,
2006.

----------------------------------------------------------------------------------
Name of Trustee and Other Fund    Aggregate Compensation     Total Compensation
                                                             From the Fund and

                                  From the Fund(1) Fiscal     Fund Complex(2)
                                   year ended August 31,         Year ended
Position(s) (as applicable)                2007              December 31, 2006

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

William L. Armstrong                      $1,023                  $214,504

Chairman of the Board and
Governance Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert G. Avis(3)                          $563                   $143,000

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

George C. Bowen                            $719                   $143,000

Audit Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Edward L. Cameron                          $862                   $171,600

Audit Committee Chairman
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Jon S. Fossel                              $729                   $154,174
Review Committee Member

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Sam Freedman                               $793                   $143,000
Review Committee Chairman

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Beverly Hamilton                         $719((4))                $143,000

Review Committee Member and
Governance Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert J. Malone                           $826                   $164,452

Governance Committee Chairman
and
Audit Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
F. William Marshall, Jr.

Audit Committee Member and                 $719                $205,500((5))
Governance Committee Member

----------------------------------------------------------------------------------
1.   "Aggregate   Compensation   From  the  Fund"  includes  fees  and  deferred
compensation, if any.

     2. In accordance with SEC  regulations,  for purposes of this section only,
"Fund Complex"  includes the  Oppenheimer  funds,  the MassMutual  Institutional
Funds,  the  MassMutual  Select Funds and the MML Series  Investment  Fund,  the
investment  adviser  for which is the  indirect  parent  company  of the  Fund's
Manager. The Manager also serves as the Sub-Advisor to the following: MassMutual
Premier   International  Equity  Fund,  MassMutual  Premier  Main  Street  Fund,
MassMutual   Premier   Strategic   Income  Fund,   MassMutual   Premier  Capital
Appreciation  Fund,  and  MassMutual  Premier  Global Fund. The Manager does not consider MassMutual  Institutional Funds, MassMutual Select Funds and MML Series
Investment Fund to be part of the OppenheimerFunds'  "Fund Complex" as that term may be  otherwise  interpreted.

     3. Mr.  Avis  retired as Trustee  of the Board II Funds  effective  May 31,
2007.

     4. Includes $719 deferred by Ms. Hamilton under the "Deferred  Compensation
Plan"

   described below.

     1.  Includes  $62,500  compensation  paid to Mr.  Marshall for serving as a
Trustee for MassMutual Select Funds and MML Series Investment Fund.

     |X|  Compensation  Deferral  Plan For  Trustees.  The Board of Trustees has
adopted a Compensation  Deferral Plan for Independent Trustees that enables them to elect to defer  receipt  of all or a  portion  of the  annual  fees  they are entitled to receive from the Fund. Under the plan, the compensation  deferred by a Trustee  is  periodically  adjusted  as though an  equivalent  amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount  paid to the  Trustee  under the plan will be  determined  based upon the amount of compensation deferred and the performance of the selected funds.

     Deferral of Trustees'  fees under the plan will not  materially  affect the
Fund's assets,  liabilities or net income per share.  The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation  to any Trustee.  Pursuant to an Order issued by the Securities and
Exchange  Commission  ("SEC"),  the Fund may invest in the funds selected by the
Trustees under the plan without shareholder  approval for the limited purpose of determining the value of the Trustees' deferred compensation account.

     |X| Major  Shareholders.  As of  December  7,  2007,  the only  persons  or entities who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:

MLPF&S for the Sole Benefit of its Customers, Attn: Fund
Administration, 4800 Deer Lake Drive E., Floor 3, Jacksonville, FL
32246-6484, which owned 122,091.608 Class B shares (representing approximately 5.82% of the Class B shares then outstanding).

MLPF&S for the Sole Benefit of its Customers, Attn: Fund
Administration, 4800 Deer Lake Drive E., Floor 3, Jacksonville, FL
32246-6484, which owned 150,965.185 Class C shares (representing approximately 19.84% of the Class C shares then outstanding).

     The Manager. The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

     Code of Ethics.  The Fund, the Manager and the  Distributor  have a Code of
Ethics.  It is  designed  to detect and  prevent  improper  personal  trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with  knowledge of the  investments  and  investment  intentions of the Fund and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel subject to the Code to invest in securities,  including  securities  that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance  with the Code of Ethics is carefully  monitored  and enforced by the
Manager.

     The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public  Reference  Room in Washington,  D.C. You can obtain  information about the hours of operation of the Public  Reference  Room by calling  the SEC at  1.202.551.8090.  The Code of
Ethics can also be viewed as part of the Fund's  registration  statement  on the
SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

     |X| Portfolio  Proxy Voting.  The Fund has adopted  Portfolio  Proxy Voting
Policies and Procedures,  which include Proxy Voting Guidelines, under which the
Fund votes proxies  relating to  securities  ("portfolio  proxies")  held by the
Fund.  The  Fund's  primary  consideration  in voting  portfolio  proxies is the financial  interests of the Fund and its shareholders.  The Fund has retained an unaffiliated  third-party as its agent to vote  portfolio  proxies in accordance with  the  Fund's  Proxy  Voting  Guidelines  and to  maintain  records  of such portfolio  proxy voting.  The  Portfolio  Proxy Voting  Policies and  Procedures
include  provisions to address  conflicts of interest that may arise between the
Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the  Manager  manages or  administers  the assets of a pension  plan or other investment  account of the portfolio  company  soliciting  the proxy or seeks to serve in that capacity.  The Manager and its affiliates  generally seek to avoid such conflicts by maintaining  separate  investment decision making processes to prevent the sharing of business  objectives  with  respect to proposed or actual actions regarding  portfolio proxy voting decisions.  Additionally,  the Manager employs the following two procedures: (1) if the proposal that gives rise to the conflict is specifically  addressed in the Proxy Voting Guidelines,  the Manager will vote the portfolio  proxy in accordance  with the Proxy Voting  Guidelines, provided  that they do not provide  discretion  to the Manager on how to vote on the matter; and (2) if such proposal is not specifically  addressed in the Proxy
Voting  Guidelines  or the Proxy Voting  Guidelines  provide  discretion  to the
Manager on how to vote, the Manager will vote in accordance with the third-party
0proxy voting agent's general  recommended  guidelines on the proposal  provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides  an  appropriate  voting  recommendation,  the  Manager  may  retain an independent  fiduciary  to advise the Manager on how to vote the proposal or may abstain from voting.  The Proxy Voting  Guidelines'  provisions  with respect to certain routine and non-routine proxy proposals are summarized below:

     o The  Fund  generally  votes  with  the  recommendation  of  the  issuer's management  on  routine  matters,  including  ratification  of  the  independent registered public accounting firm, unless circumstances indicate otherwise.

     o The Fund  evaluates  nominees for director  nominated by  management on a case-by-case basis, examining the following factors,  among others:  Composition of the board and key board committees,  attendance at board meetings,  corporate governance  provisions and takeover activity,  long-term company performance and the nominee's investment in the company.

     o In general,  the Fund opposes  anti-takeover  proposals  and supports the elimination,  or the  ability of  shareholders  to vote on the  preservation  or elimination, of anti-takeover proposals, absent unusual circumstances.

     o The Fund supports  shareholder  proposals to reduce a super-majority vote requirement,  and opposes  management  proposals  to add a  super-majority  vote requirement.

     o The Fund opposes proposals to classify the board of directors.

     o The Fund supports proposals to eliminate cumulative voting.

     o  The  Fund  opposes  re-pricing  of  stock  options  without  shareholder approval.

     o The Fund generally  considers  executive  compensation  questions such as stock option

plans and bonus plans to be ordinary business  activity.  The Fund analyzes stock option plans, paying particular  attention to their dilutive effect. While the Fund  generally  supports  management  proposals,  the Fund opposes plans it considers to be excessive.

     The Fund is  required to file Form N-PX,  with its  complete  proxy  voting record  for the 12 months  ended June 30th,  no later than  August  31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at
www.sec.gov.

     |X| The Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services  to the Fund  under an  investment  advisory agreement  between the Manager and the Fund. The Manager selects  securities for the Fund's portfolio and handles its day-to-day business. The portfolio managers of the Fund are employed by the Manager and are the persons who are  principally responsible for the day-to-day management of the Fund's portfolio.

     The  agreement  requires the Manager,  at its expense,  to provide the Fund with  adequate  office space,  facilities  and  equipment.  It also requires the
Manager to provide  and  supervise  the  activities  of all  administrative  and clerical  personnel  required to provide effective  administration for the Fund.
Those  responsibilities  include the compilation and maintenance of records with respect to its operations,  the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

     The Fund pays  expenses  not  expressly  assumed by the  Manager  under the advisory  agreement.  The advisory  agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses,  share issuance costs,  certain  printing and  registration  costs and non-recurring expenses,  including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole.  The fees are  allocated to each class of shares  based upon the  relative  proportion  of the Fund's net assets  represented by that class.  The management  fees paid by the Fund to the
Manager during its last three fiscal years were:

         -----------------------------------------------------------------

          Fiscal Year Ended August 31:       Management Fees Paid to
                                             OppenheimerFunds, Inc.

         -----------------------------------------------------------------
         -----------------------------------------------------------------
                      2005                         $1,261,400
         -----------------------------------------------------------------
         -----------------------------------------------------------------
                      2006                          $988,803
         -----------------------------------------------------------------
         -----------------------------------------------------------------

                      2007                          $821,374

         -----------------------------------------------------------------

     The  investment  advisory  agreement  states that in the absence of willful misfeasance,  bad faith,  gross  negligence in the  performance of its duties or reckless  disregard of its obligations and duties under the investment  advisory agreement,  the  Manager  is not liable  for any loss  sustained  by the Fund by reason of good faith errors or omissions in connection with matters to which the agreement relates.

     The  agreement  permits  the Manager to act as  investment  adviser for any other person,  firm or corporation and to use the names  "Oppenheimer" and "Main
Street" in connection  with other  investment  companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the Fund's parent  corporation to use the names  "Oppenheimer" and "Main Street" as part of its name and the name of the Fund.

     Portfolio Managers.  The Fund's portfolio is managed by Angelo Manioudakis,
Rudi  W.  Schadt  and  Sergei  Polevikov  (the  "Portfolio  Managers")  who  are
responsible for the day-to-day management of the Fund's investments.

     Other  Accounts  Managed.  In addition to managing the Fund's  investments, each Portfolio Manager also manage other investment portfolios and accounts. The following table provides information regarding the other portfolios and accounts managed by the  Portfolio  Managers  as of August  31,  2007.  No account  has a performance-based advisory fee:

                   Registered     Total            Other        Total                      Total
                   Investment     in Registered    Pooled       Assets in                  Assets in
                   Companies      Investment       Investment   Other Pooled               Other
Portfolio Manager  Managed        Companies        Vehicles     Investment      Other      Accounts
                                  Managed*         Managed      Vehicles        Accounts   Managed (1,2)
                                                                Managed (1)     Managed

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

 Angelo              19            $28,491             7        $204                  7       $437
 Manioudakis

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

 Rudi Schadt         10            $4,443               N/A       N/A                  N/A      N/A

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

 Sergei
 Polevikov           2        $254       N/A       N/A       N/A      N/A

-----------------------------------------------------------------------------

     1. In millions.

     2. Does not include  personal  accounts  of  portfolio  managers  and their families, which are subject to the Code of Ethics.

     As indicated  above,  the  Portfolio  Managers  also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment  strategies of the other  funds  or  accounts  are the same  as,  or  different  from,  the  Fund's investment  objectives and  strategies.  For example the Portfolio  Managers may need to allocate investment  opportunities  between the Fund and another fund or account  having similar  objectives or  strategies,  or they may need to execute transactions  for another fund or account  that could have a negative  impact on the value of securities held by the Fund. Not all funds and accounts  advised by the Manager have the same  management  fee. If the  management  fee structure of another  fund or  account  is more  advantageous  to the  Manager  than  the fee structure  of the Fund,  the Manager  could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics recognize  the  Manager's  fiduciary  obligations  to treat all of its  clients, including  the Fund,  fairly and  equitably,  and are  designed to preclude  the
Portfolio  Managers from favoring one client over  another.  It is possible,  of course,  that those compliance  procedures and the Code of Ethics may not always be adequate to do so. At various times, the Fund's Portfolio Managers may manage other funds or accounts  with  investment  objectives  and  strategies  that are similar to those of the Fund,  or may manage funds or accounts  with  investment objectives and strategies that are different from those of the Fund.

     Compensation of the Portfolio  Managers.  The Fund's Portfolio Managers are
employed and  compensated  by the  Manager,  not the Fund.  Under the  Manager's
compensation  program for its portfolio managers and portfolio  analysts,  their compensation  is based  primarily on the investment  performance  results of the funds and accounts  they  manage,  rather than on the  financial  success of the
Manager.  This is  intended  to  align  the  portfolio  managers  and  analysts'
interests with the success of the funds and accounts and their shareholders. The
Manager's  compensation  structure  is  designed  to attract  and retain  highly qualified investment management  professionals and to reward individual and team contributions  toward  creating  shareholder  value. As of August 31, 2007, each
Portfolio Managers'  compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and  appreciation  rights in regard to the common stock of the Manager's holding  company  parent.  Senior  portfolio  managers  may also be  eligible to participate in the Manager's deferred compensation plan.

     To help the Manager  attract and retain  talent,  the base pay component of each  portfolio  manager is reviewed  regularly  to ensure that it reflects  the performance of the  individual,  is  commensurate  with the  requirements of the particular  portfolio,  reflects  any  specific  competence  or specialty of the individual  manager,  and is competitive  with other comparable  positions.  The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors,  including  a fund's  pre-tax  performance  for periods of up to five years,  measured  against an appropriate  Lipper benchmark selected by management.  Other factors  considered  include  management  quality
(such as style consistency,  risk management,  sector coverage,  team leadership
and  coaching)  and   organizational   development.   The  Portfolio   Managers'
compensation  is not based on the total  value of the Fund's  portfolio  assets, although the Fund's  investment  performance  may  increase  those  assets.  The compensation  structure is also intended to be internally equitable and serve to reduce  potential  conflicts  of  interest  between the Fund and other funds and accounts managed by the Portfolio Managers.  The compensation structure of other portfolios  managed by the Portfolio Managers is different from the compensation structure of the Fund,  described  above.  A portion of the Portfolio  Managers'
compensation  with regard to those portfolios may, under certain  circumstances, include an amount based in part on the amount of the portfolios' management fee.

     Ownership of Fund Shares. As of August 31, 2007, the Portfolio Managers did
not beneficially own any shares of the Fund.

Brokerage Policies of the Fund

     Brokerage  Provisions  of the  Investment  Advisory  Agreement.  One of the
duties of the Manager under the investment  advisory agreement is to arrange the portfolio  transactions for the Fund. The advisory agreement contains provisions relating to the  employment  of  broker-dealers  to effect the Fund's  portfolio transactions.  The Manager is  authorized  by the  advisory  agreement to employ broker-dealers,  including  "affiliated" brokers, as that term is defined in the
Investment Company Act. The Manager will employ  broker-dealers that the Manager thinks, in its best judgment based on all relevant  factors,  will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the
Fund's  portfolio  transactions.  "Best  execution"  means  prompt and  reliable execution  at the most  favorable  price  obtainable.  The Manager need not seek competitive  commission  bidding.  However,  it is  expected  to be aware of the current rates of eligible  brokers and to minimize the  commissions  paid to the extent  consistent with the interests and policies of the Fund as established by its Board of Trustees.

     Under the investment  advisory  agreement,  in choosing  brokers to execute portfolio  transactions for the Fund, the Manager may select brokers (other than affiliates) that provide  brokerage and/or research  services to the Fund and/or the other  accounts  over which the Manager or its  affiliates  have  investment discretion.  The  commissions  paid to those  brokers may be higher than another qualified broker would charge,  if the Manager makes a good faith  determination that the commission is fair and reasonable in relation to the services provided.

     Rule  12b-1  under  the  Investment  Company  Act  prohibits  any fund from compensating  a broker or dealer for  promoting or selling the fund's  shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2)  directing  any other  remuneration  to that  broker or  dealer,  such as commissions,  mark-ups,  mark  downs or other  fees  from the  fund's  portfolio transactions,  that were  effected  by another  broker or dealer  (these  latter arrangements  are considered to be a type of "step-out"  transaction).  In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

     However,  the Rule permits funds to effect brokerage  transactions  through firms that also sell fund shares,  provided that certain  procedures are adopted to prevent a quid pro quo with respect to portfolio  brokerage  allocations.  As permitted by the Rule, the Manager has adopted  procedures (and the Fund's Board of  Trustees  has  approved  those  procedures)  that  permit the Fund to direct portfolio  securities  transactions  to brokers or dealers  that also promote or sell  shares  of the  Fund,  subject  to  the  "best  execution"  considerations discussed  above.  Those  procedures are designed to prevent:  (1) the Manager's personnel who effect the Fund's portfolio  transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the
Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor
from entering into agreements or understandings  under which the Manager directs or is expected to direct the Fund's brokerage directly,  or through a "step-out"
arrangement,  to any  broker or  dealer in  consideration  of that  broker's  or dealer's  promotion  or sale of the  Fund's  shares or the  shares of any of the other Oppenheimer funds.

     Brokerage  Practices  Followed  by  the  Manager.   The  Manager  allocates
brokerage  for the Fund subject to the  provisions  of the  investment  advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio  traders  allocate  brokerage  based  upon  recommendations  from  the
Manager's  portfolio  managers.  In certain  instances,  portfolio  managers may directly  place trades and allocate  brokerage.  In either case,  the  Manager's executive officers supervise the allocation of brokerage.

     Transactions  in  securities  other than those for which an exchange is the primary  market are generally done with  principals or market makers.  Brokerage commissions  are paid  primarily for  transactions  in listed  securities or for certain  fixed-income  agency  transactions in the secondary market.  Otherwise, brokerage  commissions are paid only if it appears likely that a better price or execution can be obtained by doing so.

     Other funds  advised by the Manager  have  investment  policies  similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund,  which could  affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security  on the same day from the same  dealer,  the  transactions  under those combined  orders are averaged as to price and allocated in  accordance  with the purchase or sale orders actually placed for each account.

     Most  purchases  of debt  obligations  are  principal  transactions  at net prices.  Instead of using a broker  for those  transactions,  the Fund  normally deals  directly with the selling or purchasing  principal or market maker unless the Manager determines that a better price or execution can be obtained by using the services of a broker.  Purchases of portfolio  securities from  underwriters include a  commission  or  concession  paid by the  issuer  to the  underwriter.
Purchases from dealers  include a spread  between the bid and asked prices.  The
Fund seeks to obtain prompt  execution of these orders at the most favorable net price.

     The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful  only to one or more of the  advisory  accounts of the Manager and its affiliates.  The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the  Manager's  other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

     Investment research services include information and analysis on particular companies  and  industries  as well as market or economic  trends and  portfolio strategy,  market  quotations for portfolio  evaluations,  information  systems, computer hardware and similar products and services.  If a research service also assists the Manager in a  non-research  capacity  (such as  bookkeeping or other administrative  functions),  then only the percentage or component that provides assistance to the Manager in the investment  decision-making process may be paid in commission dollars.

     The Board of  Trustees  permits the  Manager to use stated  commissions  on secondary fixed-income agency trades to obtain research if the broker represents to the  Manager  that:  (i)  the  trade  is not  from or for  the  broker's  own inventory,  (ii) the trade was  executed by the broker on an agency basis at the stated commission,  and (iii) the trade is not a riskless principal transaction.
The Board of  Trustees  permits the Manager to use  commissions  on  fixed-price offerings  to obtain  research,  in the same manner as is  permitted  for agency transactions.

     The  research   services   provided  by  brokers  broadens  the  scope  and
supplements  the research  activities  of the Manager.  That  research  provides additional  views and  comparisons for  consideration,  and helps the Manager to obtain market  information  for the valuation of securities that are either held in the Fund's  portfolio  or are being  considered  for  purchase.  The  Manager provides  information  to the  Board  about  the  commissions  paid  to  brokers furnishing such services,  together with the Manager's  representation  that the amount of such  commissions  was  reasonably  related to the value or benefit of such services.

     During the fiscal years ended August 31, 2005, 2006 and 2007, the Fund paid the total brokerage  commissions indicated in the chart below. During the fiscal year ended August 31, 2007, the Fund did not execute any transactions through or pay any commissions to firms that provide research services.

   ---------------------------------------------------------------------
      Fiscal Year Ended       Total Brokerage Commissions Paid by the
          August 31:                          Fund(1)
   ---------------------------------------------------------------------
   ---------------------------------------------------------------------
             2005                              None
   ---------------------------------------------------------------------
   ---------------------------------------------------------------------
             2006                              None
   ---------------------------------------------------------------------
   ---------------------------------------------------------------------

             2007                             None(2)

   ---------------------------------------------------------------------

     1. Amounts do not include spreads or commissions on principal  transactions on a net trade basis.

     2. In the fiscal year ended  August 31,  2007,  the amount of  transactions directed to brokers for research  services was $0 and amount of the  commissions paid to broker-dealers for those services was $0.

Distribution and Service Plans

     The Distributor.  Under its General Distributor's  Agreement with the Fund, the Distributor acted as the Fund's principal underwriter in the public offering of the Fund's  classes of shares.  The  Distributor  bore the expenses  normally attributable  to  sales,  including  advertising  and the cost of  printing  and mailing prospectuses,  other than those furnished to existing shareholders.  The
Distributor was not obligated to sell a specific number of shares.

     The sales charges and concessions  paid to, or retained by, the Distributor from the sale of shares and the contingent  deferred  sales charges  retained by the  Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

---------------------------------------------
Fiscal        Aggregate         Class A
                            Front-End Sales
Year       Front-End Sales      Charges
Ended     Charges on Class    Retained by

  8/31:       A Shares        Distributor*

---------------------------------------------
---------------------------------------------
  2005         $1,974            $3,869
---------------------------------------------
---------------------------------------------
  2006         $1,974             None
---------------------------------------------
---------------------------------------------

  2007          None              None

---------------------------------------------

o Includes  amounts  retained by a broker-dealer  that is an affiliate or a parent of the Distributor.

-------------------------------------------------------------------
Fiscal      Concessions on     Concessions on     Concessions on
Year        Class A Shares     Class B Shares     Class C Shares
Ended        Advanced by        Advanced by        Advanced by

  8/31:      Distributor*       Distributor*       Distributor*

-------------------------------------------------------------------
-------------------------------------------------------------------
  2005           $277             $16,967              $113
-------------------------------------------------------------------
-------------------------------------------------------------------
  2006          $3,100              None               None
-------------------------------------------------------------------
-------------------------------------------------------------------

  2007           None               None               None

-------------------------------------------------------------------

* The Distributor advanced concession payments to financial  intermediaries for certain  sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

---------------------------------------------------------------
Fiscal         Class A          Class B           Class C
             Contingent        Contingent       Contingent
Period     Deferred Sales    Deferred Sales   Deferred Sales
Ended          Charges          Charges           Charges
  8/31:      Retained by      Retained by       Retained by
             Distributor      Distributor       Distributor
---------------------------------------------------------------
---------------------------------------------------------------
  2005         $29,104          $317,667          $22,412
---------------------------------------------------------------
---------------------------------------------------------------
  2006         $22,684          $335,581           None
---------------------------------------------------------------
---------------------------------------------------------------

  2007         $17,809          $190,645           None

---------------------------------------------------------------

     Distribution  and Service  Plans.  The Fund has adopted a Service  Plan for
Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment  Company Act. Under those plans the Fund pays the  Distributor  for all or a portion of its costs incurred in connection  with the distribution  and/or servicing of the shares of the particular  class.  Each plan has been approved by a vote of the Board of Trustees,  including a majority of the  Independent  Trustees(1),  cast in person at a  meeting  called  for the purpose of voting on that plan.

     Under the Plans,  the  Manager  and the  Distributor  may make  payments to affiliates.  In their  sole  discretion,  they may also  from  time to time make substantial  payments  from their own  resources,  which include the profits the
Manager  derives from the advisory fees it receives from the Fund, to compensate brokers, dealers,  financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments,  some of which may be referred to as
"revenue   sharing,"  may  relate  to  the  Fund's   inclusion  on  a  financial
intermediary's preferred list of funds offered to its clients.

     Unless a plan is  terminated  as  described  below,  the plan  continues in effect  from  year to year but only if the  Fund's  Board  of  Trustees  and its
Independent  Trustees  specifically  vote  annually to approve its  continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing  the plan. A plan may be terminated at any time by the vote of a majority  of the  Independent  Trustees  or by the vote of the holders of a
"majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

     The  Board of  Trustees  and the  Independent  Trustees  must  approve  all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by  shareholders  of the class affected  by the  amendment.  Because  Class B shares of the Fund  automatically convert into Class A shares 88 months after  purchase,  the Fund must obtain the approval  of both  Class A and  Class B  shareholders  for a  proposed  material amendment to the Class A plan that would materially  increase payments under the plan.  That approval  must be by a majority of the shares of each class,  voting separately by class.

     While the plans are in effect,  the  Treasurer  of the Fund  shall  provide separate  written  reports  on the  plans  to the  Board  of  Trustees  at least quarterly  for its review.  The reports  shall detail the amount of all payments made  under a plan and the  purpose  for which the  payments  were  made.  Those reports are subject to the review and approval of the Independent Trustees.

     Each plan states that while it is in effect,  the selection and  nomination of those  Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the discretion of the Independent  Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final  decision as to selection or  nomination  is approved by a majority of the
Independent Trustees.

     Under the plans for a class,  no payment  will be made to any  recipient in any period in which the  aggregate  net asset  value of all Fund  shares of that class  held by the  recipient  for itself  and its  customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the
Independent Trustees.

     |X| Class A  Service  Plan  Fees.  Under  the  Class A  service  plan,  the
Distributor  currently  uses the fees it receives  from the Fund to pay brokers, dealers and other financial  institutions (they are referred to as "recipients")
for personal  services and account  maintenance  services they provide for their customers who hold Class A shares. The services include, among others, answering customer  inquiries about the Fund,  assisting in  establishing  and maintaining accounts in the Fund, making the Fund's investment plans available and providing other  services  at the  request  of the Fund or the  Distributor.  The  Class A service plan permits  reimbursements to the Distributor at a rate of up to 0.25%
of average annual net assets of Class A shares.  The Distributor  makes payments to recipients  periodically at an annual rate not to exceed 0.25% of the average annual net  assets  consisting  of Class A shares  held in the  accounts  of the recipients or their customers.

     |X| The  Distributor  does not receive or retain the service fee on Class A
shares  in  accounts  for  which  the   Distributor   has  been  listed  as  the
broker-dealer of record.  While the plan permits the Board to authorize payments to the  Distributor  to reimburse  itself for services under the plan, the Board has not yet done so,  except in the case of shares  purchased  prior to March 1,
2007 with respect to certain group retirement plans that were established  prior to March 1, 2001 ("grandfathered retirement plans"). Prior to March 1, 2007, the
Distributor  paid the 0.25% service fee for  grandfathered  retirement  plans in advance for the first year and retained the first year's service fee paid by the
Fund with respect to those  shares.  After the shares were held for a year,  the
Distributor  paid the ongoing  service fees to recipients  on a periodic  basis.
Such shares were  subject to a  contingent  deferred  sales  charge if they were redeemed  within  18  months.  If Class A shares  purchased  in a  grandfathered retirement plan prior to March 1, 2007 were redeemed within the first year after their  purchase,  the  recipient  of the service fees on those shares would have been  obligated  to repay the  Distributor  a pro rata  portion  of the  advance payment of those fees.

     For the fiscal year ended August 31, 2007  payments  under the Class A plan totaled  $146,263 all of which was paid by the  Distributor to  recipients,  and included $4,640 paid to an affiliate of the  Distributor's  parent company.  Any unreimbursed  expenses the Distributor  incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use  payments  received  under  the  Class  A plan  to pay  any of its  interest expenses, carrying charges, or other financial costs, or allocation of overhead.

     |X| Class B and Class C Service  and  Distribution  Plan Fees.  Under each plan,  service fees and distribution fees are computed on the average of the net asset value of shares in the  respective  class,  determined  as of the close of each regular business day during the period. The Class B and Class C plans allow the  Distributor  to be compensated at a flat rate for its services and costs in distributing  Class B and Class C shares and  servicing  accounts,  whether  the
Distributor's  distribution  expenses  are more or less than the amounts paid by the Fund under the plan  during the period for which the fee is paid.  The types of services that recipients  provide are similar to the services  provided under the Class A service plan, described above.

     Each plan  permits the  Distributor  to retain both the  asset-based  sales charges and the service fees or to pay  recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares were  purchased.  After the first year shares are  outstanding,  the Distributor made service fee payments  periodically on those shares. The advance payment was based on the net asset value of shares  sold.  Shares  purchased by exchange did not qualify for the advance  service fee  payment.  If Class B or Class C shares were redeemed during the first year after their  purchase,  the recipient of the service fees on those shares was  obligated to repay the  Distributor a pro rata portion of the advance payment of the service fee made on those shares.

     The Distributor retains the asset-based sales charge on Class B shares. The
Distributor  retained the asset-based  sales charge on Class C shares during the first year the shares were outstanding.  It pays the asset-based sales charge as an ongoing  concession to the recipient on Class C shares outstanding for a year or  more.  If a  dealer  has a  special  agreement  with  the  Distributor,  the
Distributor  will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer  periodically in lieu of paying the sales concessions and service fee in advance at the time of purchase.

     The  asset-based  sales  charges  on  Class B and  Class C  shares  allowed investors to buy shares  without a front-end  sales  charge  while  allowing the
Distributor  to  compensate  dealers that sold those  shares.  The Fund pays the asset-based  sales  charges to the  Distributor  for its  services  rendered  in distributing  Class  B and  Class  C  shares.  The  payments  are  made  to  the
Distributor in recognition  that the  Distributor:  o paid sales  concessions to authorized  brokers  and  dealers at the time of sale and pays  service  fees as described above, o may finance payment of sales  concessions  and/or the advance of the service fee payment to  recipients  under the plans,  or may provide such financing  from its own  resources  or from the  resources  of an  affiliate,  o employs personnel that provide distribution-related services to Class B or Class
C shares,  o bore the costs of sales  literature,  advertising and  prospectuses
(other  than those  furnished  to  current  shareholders)  and state  "blue sky"
registration fees and certain other distribution  expenses,  o may not have been able to  adequately  compensate  dealers  that  sold  Class B or  Class C shares without  receiving  payment under the plans and therefore may not have been able to offer such Classes for sale absent the plans,  o receives  payments under the plans  consistent  with the service fees and  asset-based  sales charges paid by other  non-proprietary  funds that charge  12b-1 fees,  and o may not be able to continue  providing,  at  the  same  or  at a  lesser  cost,  the  same  quality distribution-related  services,  or to obtain  such  services  from  brokers and dealers, if the plan payments were to be discontinued.

     The Distributor's  actual expenses in selling Class B or Class C shares may have been more than the payments it received from the contingent  deferred sales charges  collected  on  redeemed  shares and from the Fund  under the plans.  If either  the  Class B or Class C plan is  terminated  by the  Fund,  the Board of
Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

-------------------------------------------------------------------------------
  Distribution and Service Fees Paid to the Distributor for the Fiscal Year

                            Ended August 31, 2007

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                     Total         Amount       Distributor's   Distributor's
                                                  Aggregate      Unreimbursed
                                                Unreimbursed    Expenses as %
                   Payments     Retained by       Expenses      of Net Assets
                  Under Plan    Distributor      Under Plan        of Class
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B Plan      $755,462(1)     $566,771       $2,671,858         3.70%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C Plan      $294,308(2)      $1,462         $805,974          3.03%

-------------------------------------------------------------------------------

     1.  Includes  $4,185  paid  to an  affiliate  of the  Distributor's  parent company.

     2.  Includes  $252,461  paid to an  affiliate of the  Distributor's  parent company.

     All payments under the plans are subject to the limitations  imposed by the
Conduct  Rules of FINRA on payments  of  asset-based  sales  charges and service fees.

Payments to Fund Intermediaries

     Financial  intermediaries  may receive  various  forms of  compensation  or reimbursement  from the Fund in the form of 12b-1 plan  payments as described in the preceding section of this Statement of Additional Information. They may also receive  reallowance of  commissions  from the  Distributor,  derived from sales charges paid by the clients of the financial intermediary,  also as described in this Statement of Additional Information.  Additionally,  the Manager and/or the
Distributor   (including  their  affiliates)  may  make  payments  to  financial intermediaries  in connection with their offering and selling shares of the Fund and  other  Oppenheimer  funds,  providing  marketing  or  promotional  support, transaction  processing  and/or  administrative  services.  Among the  financial intermediaries  that may receive these payments are brokers and dealers who sell and/or  hold  shares of the Fund,  banks  (including  bank  trust  departments),
registered  investment  advisers,  insurance  companies,   retirement  plan  and
qualified tuition program administrators,  third party administrators, and other institutions  that have  selling,  servicing  or similar  arrangements  with the
Manager or  Distributor.  The  payments to  intermediaries  vary by the types of product  sold,  the  features of the Fund share class and the role played by the intermediary.

     Possible  types of payments to financial  intermediaries  include,  without limitation, those discussed below.

     o Payments made by the Fund, or by an investor  buying or selling shares of the Fund may include:

     o  depending  on the share  class  that the  investor  selects,  contingent deferred sales charges or initial  front-end sales charges,  all or a portion of which  front-end  sales  charges are  payable by the  Distributor  to  financial intermediaries (see "About Your Account" in the Prospectus);

     o ongoing  asset-based  payments  attributable to the share class selected, including  fees  payable  under the Fund's  distribution  and/or  service  plans adopted under Rule 12b-1 under the  Investment  Company Act, which are paid from the Fund's assets and allocated to the class of shares to which the plan relates
(see "About the Fund -- Distribution and Service Plans" above);

     o  shareholder   servicing  payments  for  providing  omnibus   accounting,
recordkeeping,  networking,  sub-transfer  agency  or  other  administrative  or shareholder  services,  including  retirement  plan and 529 plan  administrative services fees,  which are paid from the assets of a Fund as reimbursement to the
Manager or Distributor for expenses they incur on behalf of the Fund.

     o Payments  made by the  Manager  or  Distributor  out of their  respective resources  and assets,  which may  include  profits  the  Manager  derives  from investment  advisory  fees  paid by the  Fund.  These  payments  are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

     o These types of payments may reflect  compensation for marketing  support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs, transaction processing or other services;

     o The Manager and Distributor  each may also pay other  compensation to the extent the payment is not  prohibited by law or by any  self-regulatory  agency, such as the FINRA. Payments are made based on the guidelines  established by the
Manager and Distributor, subject to applicable law.

     These  payments may provide an incentive  to  financial  intermediaries  to actively  market or promote the sale of shares of the  Oppenheimer  funds, or to support  the  marketing  or  promotional  efforts of the  Distributor  in having offered shares of the Fund or offering  other  Oppenheimer  funds.  In addition, some types of  payments  may have  provided  a  financial  intermediary  with an incentive  to  recommend  the  Fund  or  a  particular  share  class.  Financial intermediaries  may earn  profits  on these  payments,  since the  amount of the payment may exceed the cost of providing the service.  Certain of these payments are subject to limitations under applicable law.  Financial  intermediaries  may categorize  and disclose these  arrangements  to their clients and to members of the public in a manner  different from the disclosures in the Fund's  Prospectus and this  Statement of  Additional  Information.  You should ask your  financial intermediary  for information  about any payments it receives from the Fund, the
Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

     Although  brokers or dealers that sold Fund shares may also act as a broker or dealer in  connection  with the  execution  of the  purchase  or past sale of portfolio  securities  by the  Fund or  other  Oppenheimer  funds,  a  financial intermediary's  sales of shares of the Fund or such other  Oppenheimer  funds is not a consideration  for the Manager when choosing  brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

     Revenue  sharing  payments  can  pay  for   distribution-related  or  asset
retention items including, without limitation,

     o transactional support,  one-time charges for having set up access for the
Fund or other  Oppenheimer funds on particular  trading systems,  and paying the intermediary's networking fees;

     o program  support,  such as expenses  related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs,  fund  "supermarkets",  bank or trust  company  products or  insurance companies' variable annuity or variable life insurance products;

     o  placement  on  the  dealer's   list  of  offered   funds  and  providing
representatives  of the  Distributor  with access to a financial  intermediary's sales meetings, sales representatives and management representatives.

     Additionally,  the  Manager  or  Distributor  may  make  payments  for firm support,  such as business  planning  assistance,  advertising,  and educating a financial  intermediary's  sales  personnel  about  the  Oppenheimer  funds  and shareholder financial planning needs.

     For  the  year  ended   December  31,   2006,   the   following   financial
intermediaries that are broker-dealers offering shares of the Oppenheimer funds,
and/or  their  respective  affiliates,   received  revenue  sharing  or  similar
distribution-related  payments from the Manager or Distributor  for marketing or program support:

 1st Global Capital Co.                 Advantage Capital Corporation /
                                       FSC
  Aegon                                 Aetna Life Ins & Annuity Co.
  AG Edwards                            AIG Financial Advisors
  AIG Life                              Allianz Life Insurance Company
                                        American Enterprise Life
  Allstate Life                        Insurance
  American General Annuity              American Portfolios
  Ameriprise                            Ameritas
  Annuity Investors Life                Associated Securities
  AXA Advisors                          AXA Equitable Life Insurance
  Banc One Securities Corporation       BNY Investment Center
  Cadaret Grant & Co, Inc.              Chase Investment Services
                                        Citigroup Global Markets Inc
  Citicorp Investment Services, Inc.   (SSB)
  CitiStreet                            Citizen's Bank of Rhode Island
  Columbus Life                         Commonwealth Financial Network
  CUNA Brokerage Services, Inc.         CUSO Financial Services, L.P.
  Edward D Jones & Co.                  Federal Kemper
  Financial Network (ING)               GE Financial Assurance
  GE Life & Annuity                     Genworth Financial
  GlenBrook Life and Annuity Co.        Great West Life
  Hartford Life Insurance Co.           HD Vest Investment Services
  Hewitt Associates                     IFMG Securities, Inc.
  ING Financial Advisers                ING Financial Partners
                                        Kemper Investors Life Insurance
  Jefferson Pilot Securities Co.       Co.
  Legend Equities Co.                   Legg Mason Wood Walker
  Lincoln Benefit National Life         Lincoln Financial
  Lincoln Investment Planning, Inc.     Linsco Private Ledger Financial
  Mass Mutual                           McDonald Investments, Inc.
  Merrill Lynch                         Minnesota Life
  Mony Life                             Morgan Stanley Dean Witter
  Multifinancial (ING)                  Mutual Service Co.
  National Planning Co.                 Nationwide
  NFP                                   Park Avenue Securities LLC
  PFS Investments, Inc.                 Phoenix Life Insurance Co.
  Plan Member Securities                Prime Capital Services, Inc.
  Primevest Financial Services, Inc.    Protective Life Insurance Co.
  Provident Mutual Life & Annuity       Prudential
  Raymond James & Associates, Inc.      RBC Daine Rauscher
  Royal Alliance                        Securities America, Inc.
  Security Benefit                      Security First-Metlife
  Signator Investments                  Sun Life Insurance Co.
  Sun Trust Securities, Inc.            Thrivent Financial
  Travelers Life & Annuity Co.          UBS Financial Services, Inc.
  Union Central                         United Planners
                                        Walnut Street Securities (Met
  Wachovia                             Life)
  Waterstone Financial Group            Wells Fargo

     For the year ended  December 31, 2006, the following  firms,  which in some cases are broker-dealers,  received payments from the Manager or Distributor for
administrative   or  other  services   provided   (other  than  revenue  sharing
arrangements), as described above:

 1st Global Capital Co.                A G Edwards
 ACS HR Solutions                      ADP
 AETNA Life Ins & Annuity Co.          Alliance Benefit Group
 American Enterprise Investments       American Express Retirement Service
 American Funds (Fascorp)              American United Life Insurance Co.
 Ameriprise                            Ameritrade, Inc.
 AMG Administrative Management Group   AST (American Stock & Transfer)
 AXA Advisors                          Baden Retirement
 BCG - New                             BCG (Programs for Benefit Plans)
 Bear Stearns Securities Co.           Benefit Administration, Inc.(WA)
 Benefit Administration, Inc.(WIS)     Benefit Plans Administration
 Benetech, Inc.                        Bisys
 Boston Financial Data Services        Ceridian
 Charles Schwab & Co, Inc.             Citigroup Global Markets Inc (SSB)
 CitiStreet                            City National Investments
 Clark Consulting                      CPI
 DA Davidson & Co.                     Daily Access. Com, Inc.
 Davenport & Co, LLC                   David Lerner Associates
 Digital Retirement Solutions          DR, Inc.
 Dyatech                               E*Trade Clearing LLC
 Edgewood                              Edward D Jones & Co.
 Equitable Life / AXA                  ERISA Administrative Svcs, Inc
 ExpertPlan.com                        FAS Co. (FASCore/RK Pro)
 FBD Consulting                        Ferris Baker Watts, Inc.
 Fidelity                              First Clearing LLC
 First Southwest Co.                   First Trust - Datalynx
 First Trust Corp                      Franklin Templeton
 Geller Group                          Great West Life
 H&R Block Financial Advisors, Inc.    Hartford Life Insurance Co.
 HD Vest Investment Services           Hewitt Associates
 HSBC Brokerage USA, Inc.              ICMA - RC Services
 Independent Plan Coordinators         Ingham Group
 Interactive Retirement Systems        Invesmart
 Janney Montgomery Scott, Inc.         JJB Hillard W L Lyons, Inc.
 John Hancock                          JP Morgan
 July Business Services                Kaufman & Goble
 Legend Equities Co.                   Legg Mason Wood Walker
 Lehman Brothers, Inc.                 Liberty-Columbia 529 Program
 Lincoln Investment Planning, Inc.     Lincoln National Life Insurance Co.
 Linsco Private Ledger Financial       MassMutual
 Matrix Settlement & Clearance
 Services                              McDonald Investments, Inc.
 Mercer HR Services                    Merrill Lynch
 Mesirow Financial, Inc.               MetLife
 MFS Investment Management             Mid Atlantic Capital Co.
 Milliman USA                          Morgan Keegan & Co, Inc.
 Morgan Stanley Dean Witter            Nathan & Lewis Securities, Inc.
 National City Bank                    National Deferred Comp
 National Financial                    National Investor Services Co.
 Nationwide                            Newport Retirement Services
 Northwest Plan Services               NY Life Benefits
 Oppenheimer & Co, Inc.                Peoples Securities, Inc.
 Pershing                              PFPC
 Piper Jaffray & Co.                   Plan Administrators
 Plan Member Securities                Primevest Financial Services, Inc.
 Principal Life Insurance              Prudential
 PSMI Group                            Quads Trust Company
 Raymond James & Associates, Inc.      Reliastar
 Robert W Baird & Co.                  RSM McGladrey
 Scott & Stringfellow, Inc.            Scottrade, Inc.
 Southwest Securities, Inc.            Standard Insurance Co
 Stanley, Hunt, Dupree & Rhine         Stanton Group, Inc.
 Sterne Agee & Leach, Inc.             Stifel Nicolaus & Co, Inc.
 Sun Trust Securities, Inc.            Symetra
 T Rowe Price                          The 401k Company
 The Princeton Retirement Group Inc.   The Retirement Plan Company, LLC
 TruSource                             TruSource Union Bank of CA
 UBS Financial Services, Inc.          Unified Fund Services (UFS)
 US Clearing Co.                       USAA Investment Management Co.
 USI Consulting Group                  Valic
 Vanguard Group                        Wachovia
 Web401K.com                           Wedbush Morgan Securities
 Wells Fargo                           Wilmington Trust

Performance of the Fund

     Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment  performance.  Those terms include  "cumulative  total return,"  "average  annual total  return,"  "average  annual total return at net asset value" and "total return at net asset value." An  explanation of how total returns are  calculated  is set forth  below.  The charts  below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance  information by calling the Fund's Transfer Agent at  1.800.225.5677
or    by    visiting     the     OppenheimerFunds     Internet     website    at
www.oppenheimerfunds.com.

     The Fund's  illustrations  of its performance data in  advertisements  must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated.  In general,  any advertisement by the Fund of its  performance  data must  include  the  average  annual  total returns for the advertised class of shares of the Fund.

     Use of standardized performance calculations enables an investor to compare the Fund's  performance to the  performance of other funds for the same periods.
However,  a number of  factors  should be  considered  before  using the  Fund's performance information as a basis for comparison with other investments:

     o Total returns  measure the  performance of a hypothetical  account in the
Fund over various periods and do not show the performance of each  shareholder's account. Your account's performance will vary from the model performance data if your  dividends are received in cash,  or you sell shares during the period,  or you bought your shares at a different time and price than the shares used in the model.

     o The Fund's  performance  returns  may not  reflect the effect of taxes on dividends and capital gains distributions.

     o An  investment  in the  Fund is not  insured  by the  FDIC  or any  other government agency.

     o The  principal  value of the Fund's  shares,  and total  returns  are not guaranteed and normally will fluctuate on a daily basis.

     o When an investor's  shares are  redeemed,  they may be worth more or less than their original cost.

     o Total returns for any given past period represent historical  performance information  and are not, and should not be  considered,  a prediction of future returns.

     The  performance of each class of shares is shown  separately,  because the performance  of each class of shares will usually be different.  That is because of the different  kinds of expenses each class bears.  The total returns of each class of shares of the Fund are  affected by market  conditions,  the quality of the  Fund's  investments,  the  maturity  of  those  investments,  the  types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

     |X| Total Return Information.  There are different types of "total returns"
to measure  the  Fund's  performance.  Total  return is the change in value of a hypothetical  investment  in the Fund  over a given  period,  assuming  that all dividends and capital gains  distributions  are reinvested in additional  shares and that  the  investment  is  redeemed  at the end of the  period.  Because  of differences  in expenses  for each class of shares,  the total  returns for each class are separately  measured.  The cumulative total return measures the change in value over the entire  period (for  example,  ten years).  An average  annual total  return  shows the  average  rate of return for each year in a period that would  produce the  cumulative  total  return over the entire  period.  However, average annual total returns do not show actual  year-by-year  performance.  The
Fund uses  standardized  calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

     In calculating total returns for Class A shares,  the current maximum sales charge of 5.75% (as a  percentage  of the offering  price) is deducted  from the initial  investment  ("P" in the  formula  below)  (unless  the  return is shown without sales charge,  as described below).  For Class B shares,  payment of the applicable contingent deferred sales charge is applied,  depending on the period for which the return is shown:  5.0% in the first year, 4.0% in the second year,
3.0% in the third and fourth  years,  2.0% in the fifth year,  1.0% in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period.

     o Average  Annual Total Return.  The "average  annual total return" of each class  is an  average  annual  compounded  rate of  return  for  each  year in a specified number of years. It is the rate of return based on the change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

ERV       - 1  Average Annual Total
l/n            Return
 P

     o Average Annual Total Return (After Taxes on Distributions).  The "average annual total  return  (after  taxes on  distributions)"  of Class A shares is an average annual  compounded rate of return for each year in a specified number of years,  adjusted  to show the  effect of  federal  taxes  (calculated  using the
highest  individual   marginal  federal  income  tax  rates  in  effect  on  any reinvestment  date) on any  distributions  made by the Fund during the specified period.  It is the rate of return based on the change in value of a hypothetical initial  investment  of $1,000 ("P" in the  formula  below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that  investment,  after  taking  into  account  the  effect  of  taxes  on Fund distributions,  but not on the  redemption  of  Fund  shares,  according  to the following formula:

ATVD       - 1 = Average Annual Total Return (After Taxes on
l/n            Distributions)
 P

     o  Average   Annual  Total  Return  (After  Taxes  on   Distributions   and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)"  of Class A shares is an average annual  compounded rate of return for each year in a  specified  number of years,  adjusted  to show the effect of federal taxes (calculated using the highest  individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions  made by the
Fund  during the  specified  period and the  effect of  capital  gains  taxes or capital loss tax benefits (each calculated using the highest federal  individual capital  gains tax rate in effect on the  redemption  date)  resulting  from the redemption  of the  shares  at the end of the  period.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P"
in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that  investment,  after taking into account the effect of taxes on Fund  distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
l/n              and Redemptions)
 P

     o Cumulative  Total  Return.  The  "cumulative  total  return"  calculation measures  the change in value of a  hypothetical  investment  of $1,000  over an entire period of years. Its calculation uses some of the same factors as average annual  total  return,  but it does not  average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P

     o Total  Returns  at Net Asset  Value.  From time to time the Fund may also quote a  cumulative  or an average  annual  total  return  "at net asset  value"
(without  deducting sales charges) for Class A, Class B or Class C shares.  Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering  front-end  or  contingent  deferred  sales  charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------

         The Fund's Total Returns for the Periods Ended August 31, 2007

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class of       Cumulative Total            Average Annual Total Returns
                   Returns

                 (5 Years or

              life-of-class, if
Shares              less)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                           1-Year                 5-Year
                                                           (or life of class if
                                                                 less)(1)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
               After    Without       After    Without       After    Without
               Sales    Sales         Sales    Sales         Sales    Sales
              Charge      Charge     Charge      Charge     Charge      Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A*      10.45%      17.19%      3.89%      10.22%      2.64%      4.25%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B*      10.74%      13.74%      4.35%      9.35%       2.71%      3.44%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C*      13.88%      13.88%      8.36%      9.36%       3.47%      3.47%

---------------------------------------------------------------------------------

*  Inception of Class A, Class B and Class C: 11/10/03.

-----------------------------------------------------------------
  Average Annual Total Returns for Class A Shares (After Sales
                            Charge)

             For the Periods Ended August 31, 2007

-----------------------------------------------------------------
-----------------------------------------------------------------
                                1-Year            5-Year
                                           (or life of class if
                                                 less)(1)
-----------------------------------------------------------------
-----------------------------------------------------------------

After Taxes on Distributions     3.41%             2.19%

-----------------------------------------------------------------
-----------------------------------------------------------------

After Taxes on                   2.51%             1.98%

Distributions and
Redemption of Fund Shares
-----------------------------------------------------------------
   1. Inception of Class A shares: 11/10/03.

     Other Performance  Comparisons.  The Fund compares its performance annually to that of an  appropriate  broadly-based  market index in its Annual  Report to shareholders.  You can obtain that  information by contacting the Transfer Agent at the addresses or telephone  numbers  shown on the cover of this  Statement of
Additional  Information.  The Fund may also compare its  performance  to that of other  investments,  including  other  mutual  funds,  or  use  rankings  of its performance  by  independent  ranking  entities.  Examples of these  performance comparisons are set forth below.

     |X| Lipper Rankings.  From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized  independent mutual fund monitoring  service.  Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment  styles.
The Lipper  performance  rankings  are based on total  returns  that include the reinvestment of capital gain  distributions and income dividends but do not take sales charges or taxes into  consideration.  Lipper also publishes  "peer-group"
indices of the  performance  of all mutual funds in a category  that it monitors and averages of the performance of the funds in particular categories.

     |X|  Morningstar  Ratings.  From time to time the Fund may publish the star rating  of the  performance  of its  classes  of  shares  by  Morningstar,  Inc.
("Morningstar"),  an independent  mutual fund  monitoring  service.  Morningstar rates mutual funds in their specialized  market sector.  The Fund is rated among domestic hybrid funds.

     Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar  Rating(TM)based on a Morningstar  Risk-Adjusted Return measure that accounts for variation in a fund's monthly  performance  (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward  variations  and rewarding  consistent  performance.  The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next
35% receive 3 stars,  the next 22.5% receive 2 stars, and the bottom 10% receive
1 star. (Each share class is counted as a fraction of one fund within this scale and rated  separately,  which may cause slight  variations  in the  distribution percentages.)  The  Overall  Morningstar  Rating  for a fund is  derived  from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

     |X|   Performance   Rankings  and   Comparisons   by  Other   Entities  and
Publications.  From time to time the Fund may include in its  advertisements and sales literature performance  information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's,
or similar  publications.  That information may include  performance  quotations from other sources,  including  Lipper and  Morningstar.  The performance of the
Fund's classes of shares may be compared in  publications  to the performance of various market indices or other investments, and averages,  performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

     Investors  may also wish to compare the returns on the Fund's share classes to the  return on  fixed-income  investments  available  from  banks and  thrift institutions.  Those include certificates of deposit,  ordinary  interest-paying checking  and  savings  accounts,  and  other  forms of fixed or  variable  time deposits,  and various other  instruments such as Treasury bills.  However,  the
Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository  obligations may be insured  by the  FDIC  and may  provide  fixed  rates of  return.  Repayment  of principal  and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. government.

     From time to time, the Fund may publish  rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer  funds,  other than  performance  rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include  comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services.  They may be based upon the opinions of the rating or ranking  service  itself,  using its research or judgment, or based upon surveys of investors,  brokers, shareholders or others.

     From  time to time the Fund may  include  in its  advertisements  and sales literature the total return  performance of a  hypothetical  investment  account that  includes  shares of the Fund and other  Oppenheimer  funds.  The  combined account may be part of an illustration of an asset  allocation  model or similar presentation.  The account  performance may combine total return  performance of the Fund and the total return performance of other Oppenheimer funds included in the account.  Additionally,  from time to time,  the Fund's  advertisements  and
sales  literature  may  include,  for  illustrative  or  comparative   purposes,
statistical  data or other  information  about  general or  specific  market and economic conditions. That may include, for example,

     o information  about the  performance of certain  securities or commodities markets or segments of those markets,

     o  information  about  the  performance  of  the  economies  of  particular countries or regions,

     o the earnings of companies included in segments of particular  industries, sectors, securities markets, countries or regions,

     o the  availability  of  different  types of  securities  or  offerings  of securities,

     o information  relating to the gross national or gross domestic  product of the United States or other countries or regions,

     o  comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

About Your Account

     Appendix  A  contains  more  information  about the  special  sales  charge arrangements  offered by the Fund, and the  circumstances in which sales charges may be reduced.

     Classes of Shares.  Each class of shares of the Fund represents an interest in the same  portfolio  of  investments  of the Fund.  However,  each  class has different  shareholder  privileges and features.  The net income attributable to
Class B Class C shares  and the  dividends  payable on Class B or Class C shares will be  reduced by  incremental  expenses  borne  solely by that  class.  Those expenses  include  the  asset-based  sales  charges to which Class B and Class C shares are subject.

     The  availability of different  classes of shares  permitted an investor to choose  the  method  of  purchasing  shares  that was more  appropriate  for the investor.  That may have depended on the amount of the  purchase,  the length of time the investor  expected to hold shares,  and other  relevant  circumstances.
Class A shares  typically  were sold subject to an initial sales  charge.  While
Class B and Class C shares  had no  initial  sales  charge,  the  purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the  same as  that of the  initial  sales  charge  on  Class  A  shares  - to compensate the Distributor and brokers,  dealers and financial institutions that sold shares of the Fund. A salesperson  who is entitled to receive  compensation from his or her firm for selling  Fund shares may  receive  different  levels of compensation for selling one class of shares rather than another.

     |X| Class A Shares  Subject to a  Contingent  Deferred  Sales  Charge.  For
purchases  of Class A shares at net asset  value  whether  or not  subject  to a contingent  deferred  sales  charge,  as described in the  Prospectus,  no sales concessions were paid to the  broker-dealer of record on sales of Class A shares purchased with the redemption  proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special  arrangement with the Distributor, if the  purchase  occurred  more than 30 days after the  Oppenheimer  funds were added as an investment option under that plan. Additionally, that concession was not be paid on purchases  of Class A shares by a  retirement  plan made with the redemption  proceeds of Class N shares of one or more Oppenheimer  funds held by the plan for more than 18 months.

     |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares  88  months  from the date of  purchase  is not  treated  as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should change, the automatic conversion feature may be suspended.  In that  event,  no further  conversions  of Class B shares  would occur while that suspension  remained in effect.  Although Class B shares could then be exchanged for Class A shares on the basis of relative  net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could  constitute a taxable event for the  shareholder,  and absent such exchange,  Class B shares might continue to be subject to the asset-based  sales charge for longer than 88 months.

     |X|  Allocation of Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current  shareholders,  fees to unaffiliated
Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest,  taxes and brokerage commissions,  and non-recurring  expenses, such as litigation costs.

     Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer and shareholder servicing agent fees and expenses,  and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

     Fund  Account  Fees.  As stated in the  Prospectus,  a $12 annual  "Minimum
Balance Fee" is assessed on each Fund account with a share balance  valued under
$500.  The Minimum  Balance Fee is  automatically  deducted  from each such Fund account in September.

     Listed  below  are  certain  cases in which  the Fund has  elected,  in its discretion, not to assess the Fund Account Fees. These exceptions are subject to change:  o A fund account whose shares were acquired after September 30th of the prior year; o A fund account that has a balance  below $500 due to the automatic conversion of shares from Class B to Class A shares.  However,  once all Class B shares held in the account have been converted to Class A shares the new account
balance  may  become  subject  to  the  Minimum   Balance  Fee;  o  Accounts  of
shareholders who elect to access their account documents electronically via eDoc
Direct;  o A fund account that has only  certificated  shares and, has a balance below $500 and is being escheated;  o Accounts of shareholders  that are held by broker-dealers  under the NSCC  Fund/SERV  system;  o  Accounts  held  under the
Oppenheimer Legacy Program and/or holding certain  Oppenheimer  Variable Account
Funds;  and o A fund  account  that falls below the $500  minimum  solely due to market  fluctuations  within the 12-month  period  preceding the date the fee is deducted.

     o Accounts held in the Portfolio  Builder  Program which is offered through certain broker/dealers to qualifying shareholders.

     To access account documents  electronically via eDocs Direct,  please visit the  Service  Center on our  website at  www.oppenheimerfunds.com  and click the hyperlink "Sign Up for Electronic  Document  Delivery" under the heading "I Want
To," or call 1.888.470.0862 for instructions.

     The  Fund  reserves  the  authority  to  modify  Fund  Account  Fees in its discretion.

     Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are  determined  as of the close of business of the New York Stock  Exchange  (the "NYSE") on each day that the NYSE is open.
The  calculation  is done  by  dividing  the  value  of the  Fund's  net  assets attributable  to a class  by the  number  of  shares  of  that  class  that  are outstanding.  The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example,  in case of weather  emergencies  or on days falling before a U.S. holiday). All references to time in this Statement of
Additional  Information  mean  "Eastern  time." The NYSE's  most  recent  annual announcement  (which is  subject  to  change)  states  that it will close on New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial
Day,  Independence  Day, Labor Day,  Thanksgiving  Day and Christmas Day. It may
also close on other days.

     Dealers other than NYSE members may conduct  trading in certain  securities on days on which the NYSE is closed  (including  weekends and holidays) or after
4:00 p.m. on a regular  business  day.  Because the Fund's net asset values will not be  calculated  on those days,  the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem
shares.   Additionally,   trading   on  many   foreign   stock   exchanges   and
over-the-counter markets normally is completed before the close of the NYSE.

     Changes in the values of securities  traded on foreign exchanges or markets as a result of  events  that  occur  after the  prices of those  securities  are determined,  but  before  the close of the NYSE,  will not be  reflected  in the
Fund's  calculation  of its  net  asset  values  that  day  unless  the  Manager determines  that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the
Manager, as applicable,  may establish a valuation, under procedures established by the Board and subject to the approval,  ratification  and confirmation by the
Board at its next ensuing meeting.

     |X|  Securities  Valuation.  The Fund's Board of Trustees  has  established procedures  for  the  valuation  of the  Fund's  securities.  In  general  those procedures are as follows:

     o Equity  securities  traded on a U.S.  securities  exchange  are valued as follows:

     (1) if last sale information is regularly reported,  they are valued at the last reported sale price on the principal  exchange on which they are traded, on that day, or

     (2) if last sale information is not available on a valuation date, they are valued at the last  reported sale price  preceding  the valuation  date if it is within the spread of the closing "bid" and "asked"  prices on the valuation date or, if not, at the closing "bid" price on the valuation date.

     o Equity securities traded on a foreign  securities  exchange generally are valued in one of the following ways:

     (1) at the last sale price available to the pricing service approved by the
Board of Trustees, or

     (2) at the last sale price  obtained by the Manager  from the report of the principal  exchange on which the security is traded at its last trading  session on or immediately before the valuation date, or

     (3) at the mean  between the "bid" and  "asked"  prices  obtained  from the principal  exchange  on  which  the  security  is  traded  or,  on the  basis of reasonable inquiry, from two market makers in the security.

     o Long-term  debt  securities  having a remaining  maturity in excess of 60 days  are  valued  based  on the mean  between  the  "bid"  and  "asked"  prices determined  by a  portfolio  pricing  service  approved  by the Fund's  Board of
Trustees  or  obtained  by the  Manager  from two  active  market  makers in the security on the basis of reasonable inquiry.

     o The  following  securities  are valued at the mean  between the "bid" and
"asked" prices  determined by a pricing service  approved by the Fund's Board of
Trustees  or  obtained  by the  Manager  from two  active  market  makers in the security on the basis of reasonable inquiry:

     (1) debt  instruments  that  have a  maturity  of more  than 397 days  when issued,

     (2) debt  instruments  that had a maturity  of 397 days or less when issued and have a remaining maturity of more than 60 days, and

     (3) non-money  market debt  instruments  that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

     o The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:

     (1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining  maturity of 60 days or less, and

     (2) debt  instruments  held by a money  market  fund that have a  remaining maturity of 397 days or less.

     o Securities (including restricted securities) not having readily-available market  quotations  are  valued  at fair  value  determined  under  the  Board's procedures. If the Manager is unable to locate two market makers willing to give quotes,  a  security  may be priced at the mean  between  the "bid" and  "asked"
prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

     In the  case of U.S.  government  securities,  mortgage-backed  securities, corporate bonds and foreign government securities, when last sale information is not generally  available,  the Manager may use pricing services  approved by the
Board of  Trustees.  The pricing  service may use  "matrix"  comparisons  to the prices for comparable  instruments on the basis of quality,  yield and maturity.
Other  special  factors may be involved  (such as the  tax-exempt  status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing  services.  That  monitoring may include  comparing  prices used for portfolio valuation to actual sales prices of selected securities.

     The closing prices in the New York foreign  exchange market on a particular business  day that are  provided  to the  Manager  by a bank,  dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

  How to Sell Shares

     The  information  below  supplements the terms and conditions for redeeming shares set forth in the Prospectus.

     Sending  Redemption  Proceeds by Federal Funds Wire. The Federal Funds wire of redemption  proceeds may be delayed if the Fund's  custodian bank is not open for  business  on a day when the Fund would  normally  authorize  the wire to be made,  which is usually the Fund's  next  regular  business  day  following  the redemption.  In those circumstances,  the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed  shares  awaiting  transfer by Federal Funds wire.

     Reinvestment  Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:

     o Class A shares  purchased  subject to an initial  sales charge or Class A shares on which a contingent deferred sales charge was paid, or

     o Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

     The reinvestment may be made without sales charge only in Class A shares of the Fund if the reinvestment  occurs during the Post-Warranty  Period or, if the reinvestment  occurs during the Warranty Period, in any of the other Oppenheimer funds into which  shares of the Fund are  exchangeable  as  described in "How to
Exchange  Shares"  below.  Reinvestment  will be at the  net  asset  value  next
computed  after  the  Transfer  Agent  receives  the  reinvestment   order.  The
shareholder  must  ask the  Transfer  Agent  for that  privilege  at the time of reinvestment.  This  privilege  does not apply to Class C  shares.  The Fund may amend,  suspend or cease offering this reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

     Any  capital  gain that was  realized  when the  shares  were  redeemed  is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing  and  amount  of the reinvestment.  Under the Internal  Revenue Code, if the  redemption  proceeds of
Fund  shares on which a sales  charge was paid are  reinvested  in shares of the
Fund or another of the Oppenheimer  funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge  paid.  That would reduce the loss or increase the gain  recognized  from the  redemption.  However,  in that case the sales  charge  would  be  added  to the  basis  of the  shares  acquired  by the reinvestment of the redemption proceeds.

     Payments "In Kind." The Prospectus  states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine  that it would be detrimental to the best interests of the remaining  shareholders of the Fund to make payment of a redemption  order wholly or partly in cash. In that case, the Fund may pay the redemption  proceeds in whole or in part by a  distribution  "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

     The Fund has  elected to be  governed  by Rule 18f-1  under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day  period for any one  shareholder.  If shares are  redeemed  in kind,  the redeeming  shareholder  might  incur  brokerage  or other  costs in selling  the securities for cash. The Fund will value  securities  used to pay redemptions in kind  using the same  method  the Fund uses to value  its  portfolio  securities described  above  under  "Determination  of Net Asset  Values Per  Share."  That
valuation will be made as of the time the redemption price is determined.

     Involuntary  Redemptions.  The Fund's  Board of  Trustees  has the right to cause the  involuntary  redemption  of the  shares  held in any  account  if the aggregate  net asset  value of those  shares  is less  than $500 or such  lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an  account if the  aggregate  net asset  value of such  shares has fallen below the stated  minimum solely as a result of market  fluctuations.  If the Board exercises this right, it may also fix the  requirements for any notice to be given to the  shareholders in question (not less than 30 days).  The Board
may   alternatively  set  requirements  for  the  shareholder  to  increase  the investment,  or set other terms and  conditions  so that the shares would not be involuntarily redeemed.

     Transfers of Shares.  A transfer of shares to a different  registration  is not an event that triggers the payment of sales charges.  Therefore,  shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares. When shares  subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.
It  will  be  calculated  as if the  transferee  shareholder  had  acquired  the transferred  shares in the same manner and at the same time as the  transferring shareholder.

     If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described  in the
Prospectus  under "How to Sell  Shares"  for the  imposition  of the Class B and
Class C contingent  deferred  sales charge will be followed in  determining  the order in which shares are transferred.

     Distributions  From  Retirement  Plans.  Requests  for  distributions  from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs,  403(b)(7)  custodial plans or  pension or  profit-sharing  plans  should be  addressed  to  "Trustee,
OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How to Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:

     (1) state the reason for the distribution;

     (2) state the owner's  awareness of tax  penalties if the  distribution  is premature; and

     (3) conform to the requirements of the plan and the Fund's other redemption requirements.

     Participants     (other    than    self-employed    plan    sponsors)    in
OppenheimerFunds-sponsored  pension or  profit-sharing  plans with shares of the
Fund  held in the name of the plan or its  fiduciary  may not  directly  request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

     Distributions  from pension and profit sharing plans are subject to special requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer  Agent before the  distribution  may be made.  Distributions  from retirement plans are subject to  withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution request, or the distribution may be delayed.  Unless
the   shareholder   has  provided  the  Transfer  Agent  with  a  certified  tax identification  number,  the Internal Revenue Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.
The Fund,  the  Manager,  the  Distributor,  and the  Transfer  Agent  assume no responsibility to determine  whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible  for any tax penalties  assessed in connection with a distribution.

     Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next computed after the  Distributor  receives an order placed by the dealer or broker.  However, if the Distributor receives a repurchase  order  from a dealer  or  broker  after  the  close of the NYSE on a regular  business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers  prior to the time the NYSE closes.  Normally,  the NYSE closes at 4:00 p.m., but may do so earlier on some days.

     Ordinarily,  for accounts redeemed by a broker-dealer under this procedure, payment  will be made  within  three  business  days after the shares  have been redeemed upon the Distributor's  receipt of the required redemption documents in proper  form.  The  signature(s)  of the  registered  owners  on the  redemption documents must be guaranteed as described in the Prospectus.

How to Exchange Shares

     As stated in the  Prospectus,  shares of a particular  class of Oppenheimer funds having more than one class of shares may be  exchanged  only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class  designation are deemed "Class A" shares for this purpose.  You can obtain a current list showing  which funds offer which classes of shares by calling the Distributor.

     o All of the  Oppenheimer  funds  currently  offer  Class  A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial California Tax Exempt Trust    Centennial New York Tax Exempt Trust
   Centennial Government Trust               Centennial Tax Exempt Trust
   Centennial Money Market Trust

   The following funds do not offer Class N shares:
   Limited Term New York Municipal Fund      Oppenheimer Rochester Arizona
                                             Municipal Fund
   Oppenheimer AMT-Free Municipals           Oppenheimer Rochester Maryland
                                             Municipal Fund
   Oppenheimer AMT-Free New York Municipals  Oppenheimer Rochester Massachusetts
                                             Municipal Fund
   Oppenheimer California Municipal Fund     Oppenheimer Rochester Michigan
                                             Municipal Fund

   Oppenheimer Institutional Money Market    Oppenheimer Rochester Minnesota
   Fund                                      Municipal Fund
   Oppenheimer Limited Term California       Oppenheimer Rochester National
   Municipal Fund                            Municipals
   Oppenheimer Limited Term Municipal Fund   Oppenheimer Rochester North Carolina

                                             Municipal Fund

   Oppenheimer Money Market Fund, Inc.       Oppenheimer Rochester Ohio Municipal

                                             Fund

   Oppenheimer New Jersey Municipal Fund     Oppenheimer Rochester Virginia
                                             Municipal Fund
   Oppenheimer Principal Protected Main      Oppenheimer Senior Floating Rate Fund
   Street Fund II
   Oppenheimer Pennsylvania Municipal Fund   Rochester Fund Municipals

   The following funds do not offer Class Y shares:

   Limited Term New York Municipal Fund     Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Principal Protected Main

                                            Street Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer Principal Protected Main
                                            Street Fund II

   Oppenheimer Balanced Fund                Oppenheimer Principal Protected Main
                                            Street Fund III

   Oppenheimer California Municipal Fund    Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Capital Income Fund           Oppenheimer Rochester Arizona
                                             Municipal Fund
   Oppenheimer Cash Reserves                 Oppenheimer Rochester Maryland
                                             Municipal Fund
   Oppenheimer Convertible Securities Fund   Oppenheimer Rochester Massachusetts
                                             Municipal Fund
   Oppenheimer Dividend Growth Fund          Oppenheimer Rochester Michigan
                                             Municipal Fund

   Oppenheimer Equity Income Fund, Inc.      Oppenheimer Rochester Minnesota
                                             Municipal Fund
   Oppenheimer Gold & Special Minerals Fund  Oppenheimer Rochester National
                                             Municipals
   Oppenheimer Institutional Money Market    Oppenheimer Rochester North Carolina
   Fund                                      Municipal Fund
   Oppenheimer Limited Term California       Oppenheimer Rochester Ohio Municipal
   Municipal Fund                            Fund
   Oppenheimer Limited Term Municipal Fund   Oppenheimer Rochester Virginia

                                             Municipal Fund

   Oppenheimer New Jersey Municipal Fund

     o  Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.

     o Oppenheimer  Institutional Money Market Fund only offers Class E, Class L and Class P shares.

     o Class B and Class C shares of  Oppenheimer  Cash  Reserves are  generally available  only by exchange  from the same class of shares of other  Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

     o  Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
exchanged only for Class A shares of other  Oppenheimer  funds.  They may not be acquired  by  exchange  of shares of any  class of any other  Oppenheimer  funds except Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash
Reserves acquired by exchange of Class M shares.

     o Class A shares of  Oppenheimer  funds may be exchanged at net asset value for shares of certain money market funds offered by the  Distributor.  Shares of certain money market funds purchased without a sales charge may be exchanged for shares of  Oppenheimer  funds  offered  with a sales  charge upon payment of the sales charge.

     o Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other  Oppenheimer  funds or from any unit investment  trust for which  reinvestment  arrangements  have been made  with the  Distributor  may be exchanged  at net asset  value for  shares of the same class of any of the other
Oppenheimer funds into which you may exchange shares.

     o  Shares  of  Oppenheimer  Principal  Protected  Main  Street  Fund may be
exchanged  at net asset  value for  shares of the same class of any of the other
Oppenheimer funds into which you may exchange shares. However,  shareholders are not  permitted  to  exchange  shares of other  Oppenheimer  funds for  shares of
Oppenheimer  Principal  Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).

     o Shares of  Oppenheimer  Principal  Protected  Main  Street Fund II may be
exchanged  at net asset  value for  shares of the same class of any of the other
Oppenheimer funds into which you may exchange shares. However,  shareholders are not  permitted  to  exchange  shares of other  Oppenheimer  funds for  shares of
Oppenheimer  Principal  Protected Main Street Fund II until after the expiration of the warranty period (3/3/2011).

     o Shares of  Oppenheimer  Principal  Protected  Main Street Fund III may be
exchanged  at net asset  value for  shares of the same class of any of the other
Oppenheimer funds into which you may exchange shares. However,  shareholders are not  permitted  to  exchange  shares of other  Oppenheimer  funds for  shares of
Oppenheimer  Principal Protected Main Street Fund III until after the expiration of the warranty period (12/16/2011).

     o Class A,  Class B, Class C and Class N shares of  Oppenheimer  Developing
Markets Fund may be acquired by exchange only with a minimum initial  investment of $50,000. An existing  shareholder of that fund may make additional  exchanges into that fund with as  little  as $50.

     o Shares of  Oppenheimer  International  Small Company Fund may be acquired only by  existing  shareholders  of that fund.  Existing  shareholders  may make exchanges  into the fund  with as  little  as $50.

     o In most cases,  shares of Oppenheimer Small- & Mid-Cap Value Fund may be  acquired  only by  shareholders  who  currently  own shares of that Fund.

     o  Oppenheimer  Global  Value Fund only offers  Class A and Class Y shares.
Class Y shares of that fund may be  acquired  only by  participants  in  certain group retirement plans that have an agreement with the Distributor.

     The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  Although the Fund may impose these  changes at any time,  it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

     |X| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge, with the following exceptions:

     o When Class A shares of any Oppenheimer fund acquired by exchange of Class
A shares of any  Oppenheimer  fund  purchased  subject  to a Class A  contingent deferred sales charge are redeemed  within 18 months measured from the beginning of the calendar month of the initial  purchase of the exchanged  Class A shares, the Class A contingent  deferred sales charge is imposed on the redeemed shares.
Except,  however,  with  respect  to Class A  shares  of  Oppenheimer  Rochester
National  Municipals and Rochester Fund Municipals acquired prior to October 22,
2007, in which case the Class A contingent  deferred  sales charge is imposed on the acquired  shares if they are  redeemed  within 24 months  measured  from the beginning of the calendar month of the initial purchase of the exchanged Class A shares.

     o When Class A shares of  Oppenheimer  Rochester  National  Municipals  and
Rochester  Fund  Municipals  acquired  prior to October  22, 2007 by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred  sales  charge are  redeemed  within 24 months of the  beginning of the calendar  month of the initial  purchase of the  exchanged  Class A shares,  the
Class A contingent deferred sales charge is imposed on the redeemed shares.

     o If any Class A shares of another  Oppenheimer fund that are exchanged for
Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class
A contingent  deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent  deferred sales charge will carry over to the Class A shares of Oppenheimer  Senior  Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that  exchange will be subject to the Class A Early  Withdrawal
Charge of Oppenheimer  Senior Floating Rate Fund if they are repurchased  before the expiration of the holding period.

     o When Class A shares of Oppenheimer  Cash Reserves and  Oppenheimer  Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within  the Class A  holding  period of the fund  from  which  the  shares  were exchanged,  the Class A contingent  deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

     o Except  with  respect  to the  Class B shares  described  in the next two paragraphs,  the  contingent  deferred sales charge is imposed on Class B shares acquired  by  exchange  if they are  redeemed  within  six years of the  initial purchase of the exchanged Class B shares.

     o With respect to Class B shares of  Oppenheimer  Limited  Term  California
Municipal Fund,  Oppenheimer  Limited-Term  Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer Senior
Floating Rate Fund,  the Class B contingent  deferred sales charge is imposed on the  acquired  shares if they are  redeemed  within  five  years of the  initial purchase of the exchanged Class B shares.

     o With respect to Class B shares of  Oppenheimer  Cash  Reserves  that were acquired  through the  exchange  of Class B shares  initially  purchased  in the
Oppenheimer  Capital  Preservation  Fund, the Class B contingent  deferred sales charge is imposed on the acquired  shares if they are redeemed within five years of that initial purchase.

     o With  respect to Class C shares,  the Class C contingent  deferred  sales charge is imposed on Class C shares  acquired by  exchange if they are  redeemed within 12 months of the initial purchase of the exchanged Class C shares.

     o When Class B, or Class C shares are redeemed to effect an  exchange,  the priorities  described  in  "How  To  Sell  Shares"  in the  Prospectus  for  the
imposition of the Class B, or Class C contingent  deferred  sales charge will be followed  in  determining  the order in which the shares are  exchanged.  Before exchanging  shares,  shareholders  should take into account how the exchange may affect  any  contingent  deferred  sales  charge  that  might be  imposed in the subsequent redemption of remaining shares.

     Shareholders  owning shares of more than one class must specify which class of shares they wish to exchange.

     |X| Telephone  Exchange  Requests.  When exchanging shares by telephone,  a shareholder  must have an existing  account in the fund to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  prospectus  of that fund before the exchange  request may be submitted.  If all telephone  lines are busy
(which  might  occur,  for  example,   during  periods  of  substantial   market
fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     |X| Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the  Transfer  Agent  receives an exchange  request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed by either  fund up to  five  business  days  if it  determines  that  it  would  be disadvantaged  by an immediate  transfer of the  redemption  proceeds.  The Fund reserves the right, in its discretion,  to refuse any exchange  request that may disadvantage it. For example,  if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price  that  might be  disadvantageous  to the  Fund,  the Fund may  refuse  the request.

     When you exchange some or all of your shares from one fund to another,  any special  account  features  that are available in the new fund (such as an Asset
Builder  Plan or  Automatic  Withdrawal  Plan) will be  switched to the new fund account unless you tell the Transfer Agent not to do so.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include  shares  subject  to a  restriction  cited  in the  Prospectus  or  this
Statement of Additional Information,  or would include shares covered by a share certificate  that is not  tendered  with the request.  In those cases,  only the shares available for exchange without restriction will be exchanged.

     The different  Oppenheimer  funds  available  for exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above, discusses some of the tax  consequences of  reinvestment of redemption  proceeds in such cases.
The  Fund,  the  Distributor,  and the  Transfer  Agent are  unable  to  provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

     Dividends and Distributions.  The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains.  The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the  composition of the
Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are  calculated in the same manner,  at the same time, and on the same day for each class of shares.  However,  dividends on Class B and Class C shares are expected to be lower than  dividends  on Class A shares.  That is because of the effect of the asset-based sales charge on Class B and Class C shares.  Those dividends  will also differ in amount as a consequence  of any difference in the net asset values of the different classes of shares.

     Dividends,  distributions  and  proceeds of the  redemption  of Fund shares represented  by checks  returned to the Transfer  Agent by the Postal Service as undeliverable  will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment  will be made as  promptly  as  possible  after the  return of such checks  to the  Transfer  Agent,  to  enable  the  investor  to earn a return on otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment laws, and the Fund and the Transfer Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

     Tax  Status of the  Fund's  Dividends,  Distributions  and  Redemptions  of
Shares.  The federal tax  treatment of the Fund's  dividends  and capital  gains distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain  additional tax considerations  generally  affecting the Fund and its shareholders.

     The tax  discussion  in the  Prospectus  and this  Statement of  Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional  Information.  Those laws and regulations may be changed by legislative,  judicial, or administrative action,  sometimes with retroactive effect.  State and local tax treatment of ordinary income  dividends and capital gain dividends from regulated investment companies may differ from the treatment under the  Internal  Revenue Code  described  below.  Shareholders  are urged to
consult  their  tax  advisors   with   specific   reference  to  their  own  tax
circumstances as well as the consequences of federal,  state and local tax rules affecting an investment in the Fund.

     Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated  investment  company  under  Subchapter  M of the  Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal  income tax on the portion of its net  investment  income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses)  and  capital  gain net income  (that is, the excess of net  long-term capital  gains  over net  short-term  capital  losses)  that it  distributes  to shareholders.  That qualification  enables the Fund to "pass through" its income and realized  capital gains to  shareholders  without having to pay tax on them.
This avoids a "double tax" on that income and capital gains,  since shareholders normally  will be taxed on the dividends and capital gains they receive from the
Fund  (unless  their  Fund  shares  are  held  in a  retirement  account  or the shareholder is otherwise exempt from tax).

     The Internal  Revenue Code contains a number of complex  tests  relating to qualification  that the Fund might not meet in a particular  year. If it did not qualify as a  regulated  investment  company,  the Fund would be treated for tax purposes as an  ordinary  corporation  and would  receive no tax  deduction  for payments made to shareholders.

     To qualify as a regulated  investment company,  the Fund must distribute at least 90% of its investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term capital
loss)  for  the  taxable  year.  The  Fund  must  also  satisfy   certain  other
requirements of the Internal  Revenue Code,  some of which are described  below.
Distributions  by the Fund made  during the  taxable  year or,  under  specified circumstances,  within 12 months  after the close of the taxable  year,  will be considered  distributions  of income  and gains  for the  taxable  year and will therefore count toward satisfaction of the above-mentioned requirement.

     To qualify as a regulated investment company, the Fund must derive at least
90% of its gross income from dividends,  interest, certain payments with respect to  securities  loans,  gains  from the sale or  other  disposition  of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

     In addition to satisfying the  requirements  described above, the Fund must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable  year,  at least 50% of the value of the Fund's  assets must  consist of cash  and  cash  items  (including  receivables),  U.S.  government  securities, securities of other  regulated  investment  companies,  and  securities of other issuers. As to each of those issuers,  the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the  outstanding  voting  securities  of each such  issuer.  No more than 25% of the  value of its  total  assets  may be invested  in the  securities  of any one  issuer  (other  than  U.S.  government securities and securities of other regulated investment companies), or in two or more  issuers  which the Fund  controls  and which  are  engaged  in the same or similar trades or businesses.  For purposes of this test,  obligations issued or guaranteed by certain agencies or  instrumentalities  of the U.S. government are treated as U.S. government securities.

     Excise Tax on Regulated  Investment  Companies.  Under the Internal Revenue
Code,  by December  31 each year,  the Fund must  distribute  98% of its taxable investment income earned from January 1 through December 31 of that year and 98%
of its capital  gains  realized in the period from  November 1 of the prior year through  October 31 of the current  year.  If it does not,  the Fund must pay an excise tax on the amounts not distributed.  It is presently anticipated that the
Fund  will  meet  those  requirements.  To meet  this  requirement,  in  certain circumstances the Fund might be required to liquidate  portfolio  investments to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might  determine in a particular  year that it would be in the  best  interests  of  shareholders  for  the  Fund  not to  make  such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

     Taxation  of  Fund   Distributions.   The  Fund  anticipates   distributing
substantially  all of its  investment  company  taxable  income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

     Special  provisions of the Internal  Revenue Code govern the eligibility of
the  Fund's  dividends  for  the  dividends-received   deduction  for  corporate
shareholders.  Long-term  capital gains  distributions  are not eligible for the deduction.  The amount of  dividends  paid by the Fund that may  qualify for the deduction is limited to the aggregate  amount of qualifying  dividends  that the
Fund derives  from  portfolio  investments  that the Fund has held for a minimum period,  usually 46 days. A corporate  shareholder  will not be eligible for the deduction  on  dividends  paid on Fund shares  held for 45 days or less.  To the extent the Fund's  dividends are derived from gross income from option premiums, interest  income or  short-term  gains from the sale of  securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

     The Fund may either retain or distribute  to  shareholders  its net capital gain for each taxable year.  The Fund  currently  intends to distribute any such amounts.  If net long term capital  gains are  distributed  and  designated as a capital gain  distribution,  it will be taxable to  shareholders  as a long-term capital gain and will be properly  identified in reports sent to shareholders in
January  of each  year.  Such  treatment  will  apply  no  matter  how  long the shareholder  has held his or her shares or whether that gain was  recognized  by the Fund before the shareholder acquired his or her shares.

     If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information  regarding their pro rata share of the gain and tax paid. As a result,  each  shareholder  will be required to report his or her pro rata  share of such gain on their tax return as  long-term  capital  gain,  will receive a  refundable  tax credit for  his/her pro rata share of tax paid by the
Fund on the gain,  and will  increase  the tax basis  for  his/her  shares by an amount equal to the deemed distribution less the tax credit.

     Investment  income  that may be received  by the Fund from  sources  within foreign  countries may be subject to foreign taxes  withheld at the source.  The
United  States has entered into tax treaties with many foreign  countries  which entitle the Fund to a reduced rate of, or exemption from,  taxes on such income.
The Fund may be subject to U.S. Federal income tax, and an interest  charge,  on certain  distributions  or gains  from the sale of shares  of a foreign  company considered  to be a PFIC,  even if those  amounts are paid out as  dividends  to shareholders.  To avoid imposition of the interest charge, the Fund may elect to
"mark to market" all PFIC shares that it holds at the end of each taxable  year.
In that case,  any  increase or decrease in the value of those  shares  would be recognized  as ordinary  income or as  ordinary  loss (but only to the extent of previously recognized "mark-to-market" gains).

     Distributions by the Fund that do not constitute  ordinary income dividends or  capital  gain  distributions  will be  treated as a return of capital to the extent  of the  shareholder's  tax basis in their  shares.  Any  excess  will be treated as gain from the sale of those shares, as discussed below.  Shareholders will be advised  annually  as to the U.S.  federal  income tax  consequences  of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be  re-characterized  as a non-taxable return of capital at the end of the  fiscal  year as a result  of the  effect  of the  Fund's  investment policies, they will be identified as such in notices sent to shareholders.

     Distributions  by the Fund will be treated in the  manner  described  above regardless  of  whether  the  distributions  are paid in cash or  reinvested  in additional  shares of the Fund (or of another  fund).  Shareholders  receiving a distribution  in the form of  additional  shares will be treated as  receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The Fund will be  required  in certain  cases to  withhold  28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of  shares,  paid to any  shareholder  (1) who has  failed to  provide a correct taxpayer identification number or to properly certify that number when required,
(2) who is subject to backup  withholding  for  failure to report the receipt of interest or dividend  income  properly,  or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup  withholding or is an "exempt recipient" (such as a corporation).  Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is identified in reports  mailed to  shareholders  in January of each year with a copy sent to the IRS.

     Tax Effects of  Redemptions  of Shares.  If a shareholder  redeems all or a portion of his/her shares,  the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion  of  any  loss  recognized  in  that  manner  may be  disallowed  if the shareholder  purchases  other  shares of the Fund within 30 days before or after the redemption.

     In general,  any gain or loss arising from the  redemption of shares of the
Fund will be  considered  capital  gain or loss,  if the  shares  were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.
Special holding period rules under the Internal  Revenue Code apply in this case to  determine  the  holding  period  of  shares  and  there  are  limits  on the deductibility of capital losses in any year.

     Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a  foreign  person  (to  include,  but  not  limited  to,  a  nonresident  alien individual,  a foreign  trust, a foreign  estate,  a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether the foreign person's income from the Fund is  effectively  connected  with the  conduct  of a U.S.  trade or business.  Typically,  ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

     Ordinary  income  dividends  that are paid by the Fund (and are  deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld  by the Fund at a rate of 30%,  provided  the Fund  obtains a  properly completed and signed  Certificate of Foreign Status. The tax rate may be reduced if the  foreign  person's  country of  residence  has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary  income  dividends paid by the Fund.
Any tax  withheld by the Fund is remitted by the Fund to the U.S.  Treasury  and all income and any tax withheld is identified in reports mailed to  shareholders in March of each year with a copy sent to the IRS.

     If the ordinary income  dividends from the Fund are  effectively  connected with the conduct of a U.S. trade or business,  then the foreign person may claim an  exemption  from the U.S.  tax  described  above  provided the Fund obtains a properly  completed and signed  Certificate  of Foreign  Status.  If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income  dividends, capital gains  distributions and the proceeds of the redemption of shares,  paid to any foreign  person.  Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is  identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

     The tax  consequences to foreign persons  entitled to claim the benefits of an applicable tax treaty may be different from those described  herein.  Foreign shareholders  are urged to consult  their own tax advisors or the U.S.  Internal
Revenue  Service with respect to the particular tax  consequences  to them of an investment in the Fund,  including  the  applicability  of the U.S.  withholding taxes described above.

     Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or capital gains  distributions  in shares of the same class of any of the other  Oppenheimer  funds  into which you may  exchange shares.  Reinvestment  will be made without  sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or  distribution.  However,  such  reinvestment  will  not be  protected  by the
Financial Warranty and will result in a reduction of the shareholder's  Warranty
Amount. To elect this option,  the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment.
Otherwise the  shareholder  first must obtain a prospectus  for that fund and an application from the Distributor to establish an account.

Additional Information About the Fund

     The Distributor.  The Fund's shares were sold through dealers,  brokers and other financial  institutions that have a sales agreement with  OppenheimerFunds
Distributor,  Inc.,  a  subsidiary  of the  Manager  that  acts  as  the  Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

     The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent,
is a division of the  Manager.  It is  responsible  for  maintaining  the Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

     The Warranty  Provider.  Merrill  Lynch Bank USA,  located at 15 West South
Temple  Square,  Suite 300 Salt Lake City,  Utah  84101,  has  entered  into the
Warranty  Agreement  with the Fund.  Merrill  Lynch  Bank USA is a  wholly-owned subsidiary  of Merrill Lynch &  Co.,  Inc. and its principal  business is to engage in banking  activities.  The most  recent  audited  annual and  unaudited quarterly  financial  statments  of  Merrill  Lynch  Bank USA will be filed with
Oppenheimer Principal Protected Trust II's Form N-1A Registration Statement when such  financial  statements  become  available.  You may  request  a copy of the
Merrill Lynch Bank USA's financial  statements,  free of charge,  by calling the
Transfer  Agent  at the  toll-free  number  listed  on the  back  cover  of this
Statement of Additional Information.

     The  Custodian.  JPMorgan Chase Bank is the custodian of the Fund's assets.
The custodian's responsibilities include safeguarding and controlling the Fund's portfolio  securities  and handling the delivery of such  securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its  affiliates.  The Fund's cash  balances  with the custodian in excess of
$100,000  are not  protected  by  federal  deposit  insurance.  Those  uninsured balances at times may be substantial.

     Independent  Registered Public  Accounting Firm.  Deloitte & Touche LLP
serves  as the  independent  registered  public  accounting  firm for the  Fund.
Deloitte &  Touche LLP audits the Fund's  financial  statements and performs other  related  audit  services.  Deloitte  &  Touche  LLP also  acts as the independent registered public accounting firm for certain other funds advised by the  Manager  and its  affiliates.  Audit and  non-audit  services  provided  by
Deloitte  &  Touche  LLP to the  Fund  must  be  pre-approved  by the  Audit
Committee.

     Financial Statements.  The audited financial statements for the Oppenheimer
Main Street Fund (the  "Underlying  Fund") are incorporated in this Statement of
Additional  Information  by  reference  to the August 31, 2007 annual  report to shareholders  of the  Underlying  Fund.  You may  request a copy of that  annual report at no charge by calling the toll-free  number listed on the back cover of this  Statement of Additional  Information  during normal  business hours on any business day.

     The financial  statements  for the Fund's fiscal year ended August 31, 2007 follow.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PRINCIPAL PROTECTED
MAIN STREET FUND II:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Principal Protected Main Street Fund II (the "Fund") a series of
Principal Protected Trust II, including the statement of investments, as of
August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from November 10, 2003 (commencement of operations) to August 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Fund as of August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from November 10, 2003 (commencement of operations) to August 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

Denver, Colorado
October 9, 2007

STATEMENT OF INVESTMENTS  August 31, 2007
--------------------------------------------------------------------------------

                                                                                                           VALUE
                                                                                        SHARES        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATED COMPANIES--73.5% 1
-----------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--2.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.44% 2                          3,359,592   $     3,359,592
-----------------------------------------------------------------------------------------------------------------
U.S. EQUITY FUND--71.3%
Oppenheimer Main Street Fund, Cl. Y                                                  2,497,922       108,534,705
                                                                                                 ----------------
Total Investments in Affiliated Companies (Cost $89,205,333)                                         111,894,297

                                                                                     PRINCIPAL
                                                                                        AMOUNT
-----------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS--26.7%
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS, 3.84%, 5/15/11 3,4                                  $     441,000           381,718
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., STRIPS, 4.60%, 2/15/11 3,4                                      46,600,000        40,333,698
                                                                                                 ----------------
Total U.S. Government Obligations (Cost $40,212,843)                                                  40,715,416

-----------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased
with Cash Collateral from Securities Loaned) (Cost $129,418,176)                                     152,609,713

-----------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.8% 5
-----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.8%
Undivided interest of 0.0001% in joint repurchase agreement (Principal Amount/
Value $3,000,000,000, with a maturity value of $3,001,766,667) with Citigroup
Global Markets, Inc., 5.30%, dated 8/31/07, to be repurchased at $3,226 on
9/4/07, collateralized by U.S. Agencies, 0%-7.25%, 9/7/07-1/15/38, with a
value of $3,060,000,800                                                                  3,224             3,224
-----------------------------------------------------------------------------------------------------------------
Undivided interest of 0.009% in joint repurchase agreement (Principal Amount/
Value $3,500,000,000, with a maturity value of $3,502,100,000) with Bank of
America NA, 5.40%, dated 8/31/07, to be repurchased at $313,188 on
9/4/07, collateralized by U.S. Agency Mortgages, 5%-5.50%, 3/1/34-6/1/35,
with a value of $3,570,000,000                                                         313,000           313,000
-----------------------------------------------------------------------------------------------------------------
Undivided interest of 0.09% in joint repurchase agreement (Principal Amount/
Value $350,000,000, with a maturity value of $350,204,167) with Nomura
Securities, 5.25%, dated 8/31/07, to be repurchased at $313,183 on 9/4/07, collateralized by Government National Mortgage Assn., 0%-5.991%,
4/16/16-7/16/37, with a value of $357,000,000                                          313,000           313,000
-----------------------------------------------------------------------------------------------------------------
Undivided interest of 0.13% in joint repurchase agreement (Principal Amount/
Value $250,000,000, with a maturity value of $250,150,000) with FIMAT USA,
Inc., 5.40%, dated 8/31/07, to be repurchased at $313,188 on 9/4/07, collateralized by U.S. Agency Mortgages, 0%-8.875%, 1/31/08-7/20/37,
with a value of $255,000,732                                                           313,000           313,000

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                     PRINCIPAL             VALUE
                                                                                        AMOUNT        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS Continued
Undivided interest of 1.25% in joint repurchase agreement (Principal Amount/
Value $25,000,000, with a maturity value of $25,015,208) with DLJ/Pershing
Division, 5.475%, dated 8/31/07, to be repurchased at $313,190 on 9/4/07, collateralized by U.S. Agency Mortgages, 0%-8%, 9/17/07-5/16/37, with a
value of $25,500,314                                                             $     313,000   $       313,000
                                                                                                 ----------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $1,255,224)                                                                                      1,255,224

-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $130,673,400)                                          101.0%      153,864,937
-----------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                     (1.0)       (1,591,645)
                                                                                 --------------------------------
NET ASSETS                                                                               100.0%  $   152,273,292
                                                                                 ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                       SHARES            GROSS           GROSS            SHARES
                                              AUGUST 31, 2006        ADDITIONS      REDUCTIONS   AUGUST 31, 2007
-----------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional
Money Market Fund, Cl. E                                   --       47,832,248      44,472,656         3,359,592
Oppenheimer Main Street Fund, Cl. Y                 2,719,923        2,820,189       3,042,190         2,497,922

                                                                         VALUE        DIVIDEND          REALIZED
                                                                    SEE NOTE 1          INCOME              GAIN
-----------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional
Money Market Fund, Cl. E                                        $    3,359,592   $     173,368   $            --
Oppenheimer Main Street Fund, Cl. Y                                108,534,705       1,571,497         1,793,632
                                                                -------------------------------------------------
                                                                $  111,894,297   $   1,744,865   $     1,793,632
                                                                =================================================

2. Rate shown is the 7-day yield as of August 31, 2007.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Partial or fully-loaned security. See Note 5 of accompanying Notes.

5. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 5 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

ASSETS
--------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $41,468,067)                                              $     41,970,640
Affiliated companies (cost $89,205,333)                                                     111,894,297
                                                                                       -----------------
                                                                                            153,864,937
--------------------------------------------------------------------------------------------------------
Cash                                                                                             50,509
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                         20,484
Other                                                                                             5,439
                                                                                       -----------------
Total assets                                                                                153,941,369

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                    1,255,224
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Warranty agreement fees                                                                         154,922
Shares of beneficial interest redeemed                                                          120,494
Distribution and service plan fees                                                               65,553
Shareholder communications                                                                       38,251
Transfer and shareholder servicing agent fees                                                    11,069
Trustees' compensation                                                                            2,956
Other                                                                                            19,608
                                                                                       -----------------
Total liabilities                                                                             1,668,077

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $    152,273,292
                                                                                       =================

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                             $          4,565
--------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                  133,920,566
--------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                  (3,601)
--------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                 (4,839,775)
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                   23,191,537
                                                                                       -----------------
NET ASSETS                                                                             $    152,273,292
                                                                                       =================

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $53,548,313 and 1,599,620 shares of beneficial interest outstanding)                        $  33.48
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                    $  35.52
--------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $72,163,013 and 2,169,776 shares of beneficial interest outstanding)                        $  33.26
--------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $26,561,966 and 796,005 shares of beneficial interest outstanding)                          $  33.37

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------
Dividends from affiliated companies                                                       $   1,744,865
--------------------------------------------------------------------------------------------------------
Interest                                                                                      1,578,603
--------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                           27,258
--------------------------------------------------------------------------------------------------------
Other income                                                                                         36
                                                                                          --------------
Total investment income                                                                       3,350,762

--------------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------------
Management fees                                                                                 821,374
--------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                         146,263
Class B                                                                                         755,462
Class C                                                                                         294,308
--------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                          39,770
Class B                                                                                          71,628
Class C                                                                                          21,628
--------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                          20,682
Class B                                                                                          39,149
Class C                                                                                          11,343
--------------------------------------------------------------------------------------------------------
Warranty agreement fees                                                                         985,654
--------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                            9,179
--------------------------------------------------------------------------------------------------------
Administration service fees                                                                       1,500
--------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                         387
--------------------------------------------------------------------------------------------------------
Other                                                                                            30,269
                                                                                          --------------
Total expenses                                                                                3,248,596
Less reduction to custodian expenses                                                               (316)
Less waivers and reimbursements of expenses                                                    (601,421)
                                                                                          --------------
Net expenses                                                                                  2,646,859

--------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                           703,903

--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments:
   Unaffiliated companies                                                                     3,523,987
   Affiliated companies                                                                       1,793,632
                                                                                          --------------
Net realized gain                                                                             5,317,619
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                          9,572,470

--------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $  15,593,992
                                                                                          ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                                                                2007               2006
-----------------------------------------------------------------------------------------------------------------------------

OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $        703,903   $      1,793,201
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                        5,317,619         (1,960,651)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                           9,572,470          5,627,943
                                                                                         ------------------------------------
Net increase in net assets resulting from operations                                           15,593,992          5,460,493

-----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                          (805,471)        (1,277,721)
Class B                                                                                          (413,151)          (769,523)
Class C                                                                                          (136,691)          (311,297)
                                                                                         ------------------------------------
                                                                                               (1,355,313)        (2,358,541)
-----------------------------------------------------------------------------------------------------------------------------
Tax return of capital distribution from net investment income:
Class A                                                                                                --            (29,581)
Class B                                                                                                --            (34,379)
Class C                                                                                                --            (16,086)
                                                                                         ------------------------------------
                                                                                                       --            (80,046)

-----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from beneficial interest transactions:
Class A                                                                                       (15,444,304)       (22,043,730)
Class B                                                                                       (10,556,175)       (17,313,294)
Class C                                                                                        (7,712,312)       (18,024,933)
                                                                                         ------------------------------------
                                                                                              (33,712,791)       (57,381,957)

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Total decrease                                                                                (19,474,112)       (54,360,051)
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                           171,747,404        226,107,455
                                                                                         ------------------------------------
End of period (including accumulated net investment loss
of $3,601 and $5,333, respectively)                                                      $    152,273,292   $    171,747,404
                                                                                         ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED AUGUST 31,                                  2007         2006         2005       2004 1
----------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   30.78    $   30.32    $   29.50    $   30.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                               .31 2        .43 2        .48 2        .25
Net realized and unrealized gain (loss)                            2.82          .55          .90         (.75)
                                                              --------------------------------------------------
Total from investment operations                                   3.13          .98         1.38         (.50)
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               (.43)        (.51)        (.56)          --
Tax return of capital distribution from net realized income          --         (.01)          --           --
                                                              --------------------------------------------------
Total dividends and/or distributions to shareholders               (.43)        (.52)        (.56)          --
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $   33.48    $   30.78    $   30.32    $   29.50
                                                              ==================================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                10.22%        3.28%        4.69%       (1.67)%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $  53,548    $  63,781    $  84,724    $ 100,995
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $  59,238    $  73,030    $  94,553    $  80,924
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                              0.94%        1.40%        1.60%        1.29%
Total expenses 5                                                   1.47%        1.46%        1.46%        1.34%
Expenses after payments, waivers and/or reimbursements and
reduction to custodian expenses                                    1.10%        1.17%        1.23%        0.99%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             147%          74%          61%         118%

1. For the period from November 10, 2003 (commencement of operations) to August
31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

     Year Ended August 31, 2007            1.84%
     Year Ended August 31, 2006            1.75%
     Year Ended August 31, 2005            1.69%
     Period Ended August 31, 2004          1.54%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED AUGUST 31,                                  2007         2006         2005        2004 1
-----------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   30.58    $   30.12    $   29.32    $    30.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                               .04 2        .18 2        .23 2         .10
Net realized and unrealized gain (loss)                            2.81          .56          .90          (.78)
                                                              ---------------------------------------------------
Total from investment operations                                   2.85          .74         1.13          (.68)
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               (.17)        (.27)        (.33)           --
Tax return of capital distribution from net realized income          --         (.01)          --            --
                                                              ---------------------------------------------------
Total dividends and/or distributions to shareholders               (.17)        (.28)        (.33)           --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $   33.26    $   30.58    $   30.12    $    29.32
                                                              ===================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                 9.35%        2.46%        3.88%        (2.27)%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $  72,163    $  76,285    $  92,317    $  100,646
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $  75,560    $  84,876    $  97,514    $   81,999
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                              0.12%        0.59%        0.78%         0.49%
Total expenses 5                                                   2.27%        2.25%        2.26%         2.12%
Expenses after payments, waivers and/or reimbursements and
reduction to custodian expenses                                    1.90%        1.96%        2.03%         1.77%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             147%          74%          61%          118%

1. For the period from November 10, 2003 (commencement of operations) to August
31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

     Year Ended August 31, 2007            2.64%
     Year Ended August 31, 2006            2.54%
     Year Ended August 31, 2005            2.49%
     Period Ended August 31, 2004          2.32%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS C     YEAR ENDED AUGUST 31,                                  2007         2006         2005       2004 1
----------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   30.65    $   30.13    $   29.33    $   30.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                               .06 2        .20 2        .26 2        .09
Net realized and unrealized gain (loss)                            2.81          .55          .88         (.76)
                                                              --------------------------------------------------
Total from investment operations                                   2.87          .75         1.14         (.67)
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               (.15)        (.21)        (.34)          --
Tax return of capital distribution from net realized income          --         (.02)          --           --
                                                              --------------------------------------------------
Total dividends and/or distributions to shareholders               (.15)        (.23)        (.34)          --
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $   33.37    $   30.65    $   30.13    $   29.33
                                                              ==================================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                 9.36%        2.51%        3.90%       (2.23)%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $  26,562    $  31,681    $  49,066    $  69,188
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $  29,423    $  39,713    $  60,338    $  54,330
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                              0.18%        0.67%        0.88%        0.50%
Total expenses 5                                                   2.24%        2.22%        2.23%        2.08%
Expenses after payments, waivers and/or reimbursements and
reduction to custodian expenses                                    1.87%        1.93%        2.00%        1.73%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             147%          74%          61%         118%

1. For the period from November 10, 2003 (commencement of operations) to August
31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

     Year Ended August 31, 2007            2.61%
     Year Ended August 31, 2006            2.51%
     Year Ended August 31, 2005            2.46%
     Period Ended August 31, 2004          2.28%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Principal Protected Main Street Fund II(R) (the Fund), a series of
Oppenheimer Principal Protected Trust II, is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
During the Warranty Period, the Fund will seek capital preservation in order to have a net asset value on the Maturity Date at least equal to the Warranty
Amount. The Fund seeks high total return as a secondary objective. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

     Shares of the Fund were offered during the Offering Period (November 10,
2003 to February 27, 2004). Shares are not offered during the Warranty Period
(March 3, 2004 to March 3, 2011) to the Maturity Date (March 3, 2011) except in connection with reinvestment of dividends and distributions. During the Warranty
Period, the Fund will allocate its assets between Oppenheimer Main Street
Fund(R) (the Underlying Fund) and certain U.S. government securities. The allocation of the Fund's assets between the debt portfolio and the equity portfolio will vary over time based upon the Warranty Formula. The formula is intended to allow the Fund to have a net asset value on the Maturity Date at least equal to the Warranty Amount.

     During the Warranty Period, the Fund will invest a portion of its assets, and in certain circumstances, the Fund may invest all of its assets, in U.S.
government securities having maturities approximately equal to the period remaining in the Warranty Period.

     The Fund offered Class A, Class B and Class C shares. Class A shares were sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares were sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans.
Class B shares will automatically convert to Class A shares 88 months after the date of purchase.

--------------------------------------------------------------------------------
WARRANTY AGREEMENT. The Fund has entered into a Financial Warranty Agreement with Merrill Lynch Bank USA ("the Warranty Provider") to ensure that on the
Maturity Date each shareholder's account will be no less than the value of that shareholder's account on the second business day after the end of the Offering
Period (the Warranty Amount). This value will include net income, if any, earned by the Fund during the offering period and be reduced by adjustments permitted under the Warranty Agreement, sales charges, applicable share of extraordinary expenses and proportionately reduced for dividends and distributions paid in cash and redemptions of Fund shares. To avoid a reduced Warranty Amount, shareholders must reinvest all dividends and distributions received from the
Fund to purchase additional shares of the Fund and must not redeem any shares of the Fund during the Warranty Period. If the value of the Fund's assets on the
Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Warranty Amount, the Warranty
Provider will pay the Fund an amount equal to the excess of his or her Warranty
Amount over his or her account value.

     The Financial Warranty is solely the obligation of the Warranty Provider.
It is possible that the financial position of the Warranty Provider may deteriorate and it would be unable to satisfy its obligations under the
Financial Warranty. The Fund's assets and the obligations of the Warranty
Provider under the Warranty Agreement are not guaranteed by Merrill Lynch & Co.,
Inc. (the Warranty Provider's parent company), the United States Government, the
Manager, or any other entity or person.

     The Warranty Agreement requires the Manager, on behalf of the Fund, to comply with certain agreed upon investment parameters in an attempt to limit the
Fund's risk. If the Manager fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Warranty Agreement, the Warranty Provider may terminate its Financial
Warranty in certain limited circumstances. The Warranty Provider may monitor the
Fund's compliance with the Warranty Agreement solely to protect the interests of the Warranty Provider and not the Fund's shareholders. The fee paid to the
Warranty Provider is an annual fee of 0.60% of the average daily net assets of the Fund. If the Fund is required to make a complete and irreversible allocation of its assets to the debt portfolio, the Warranty Fee will thereafter be reduced to 0.35% of the average daily net assets of the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Long term debt securities having a remaining maturity in excess of sixty days will be valued at the mean between the "bid" and "asked"
prices. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Short-term
"money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

     The Fund invests in Class Y shares of Oppenheimer Main Street Fund and
Class E of Oppenheimer Institutional Money Market Fund (the Underlying Funds).
The Fund calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Fund as of the close of the New
York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Investments in open-end registered investment companies (including underlying funds) are valued at that fund's net asset value.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The
Fund may invest the available cash in Class E shares of Oppenheimer
Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of
1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable.
As a shareholder, the Fund is subject to its proportional share of IMMF's

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED           ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                  LOSS   FOR FEDERAL INCOME
   INCOME                    GAIN    CARRYFORWARD 1,2,3         TAX PURPOSES
   -------------------------------------------------------------------------
   $  --                    $  --          $  2,812,147        $  21,163,909

1. As of August 31, 2007, the Fund had $2,812,147 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of August 31, 2007, details of the capital loss carryforwards were as follows:

                       EXPIRING
                       ----------------------------
                       2013            $    314,553
                       2014               2,497,594
                                       ------------
                       Total           $  2,812,147
                                       ============

2. During the fiscal year ended August 31, 2007, the Fund utilized $3,047,954 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended August 31, 2006, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2007. Net assets of the
Fund were unaffected by the reclassifications.

      REDUCTION TO      REDUCTION TO ACCUMULATED
      PAID-IN CAPITAL   NET INVESTMENT LOSS
      ------------------------------------------
      $  653,142        $  653,142

The tax character of distributions paid during the years ended August 31, 2007 and August 31, 2006 was as follows:

                                                   YEAR ENDED        YEAR ENDED
                                              AUGUST 31, 2007   AUGUST 31, 2006
      -------------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                            $  1,355,313      $  2,358,541
      Return of capital                                    --            80,046
                                                 ------------------------------
      Total                                      $  1,355,313      $  2,438,587
                                                 ==============================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities           $  132,701,028
                                               ==============
      Gross unrealized appreciation            $   21,165,241
      Gross unrealized depreciation                    (1,332)
                                               --------------
      Net unrealized appreciation              $   21,163,909
                                               ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the
Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              YEAR ENDED AUGUST 31, 2007         YEAR ENDED AUGUST 31, 2006
                                SHARES            AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------

CLASS A
Sold                             5,130    $      157,944 1          8,919    $      272,394 1
Dividends and/or
distributions reinvested        23,748           767,522           41,557         1,253,493
Redeemed                      (501,362)      (16,369,770)        (772,982)      (23,569,617)
                           ------------------------------------------------------------------
Net decrease                  (472,484)   $  (15,444,304)        (722,506)   $  (22,043,730)
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS B
Dividends and/or
distributions reinvested        12,250    $      396,846           25,425    $      765,654
Redeemed                      (336,788)      (10,953,021)        (596,428)      (18,078,948)
                           ------------------------------------------------------------------
Net decrease                  (324,538)   $  (10,556,175)        (571,003)   $  (17,313,294)
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS C
Dividends and/or
distributions reinvested         4,089    $      132,430           10,414    $      315,501
Redeemed                      (241,798)       (7,844,742)        (605,308)      (18,340,434)
                           ------------------------------------------------------------------
Net decrease                  (237,709)   $   (7,712,312)        (594,894)   $  (18,024,933)
                           ==================================================================

1. Result of a broker correction to a shareholder transaction.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended August
31, 2007, were as follows:

                                             PURCHASES            SALES
      -----------------------------------------------------------------
      Investment securities             $  119,440,251   $  127,908,074
      U.S. government and government
      agency obligations                   117,674,695      139,943,111

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the average annual net assets of the Fund. That fee will apply during the Warranty Period and the Post-Warranty Period. The management fee shall be reduced to 0.40% per annum of average annual net assets of the Fund in any month during the Warranty Period following a month where the Fund's investment in equity securities (including shares of the Underlying Fund) is, on average, less than 10% of net assets. If during the Warranty Period 100% of the
Fund's assets are completely and irreversibly invested in the debt portfolio, the management fee will be at an annual rate of 0.25% of the average annual net assets of the Fund, and if that occurs the Manager will further

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

reduce its management fee to the extent necessary so that expenses after waivers and reductions to the Fund (other than Extraordinary Expenses such as litigation costs) do not exceed 1.30% for Class A shares, 2.05% for Class B shares and
2.05% for Class C shares. However, if this reduction in the management fee is not sufficient to reduce expenses after waivers and reductions to these limits, the Manager is not required to subsidize Fund expenses to assure that expenses do not exceed those limits. Furthermore, if expenses exceed these expense limits, the Warranty Amount will be reduced by any expenses that exceed those limits.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended August 31, 2007, the Fund paid
$135,467 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has
adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the
Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends.
The Distributor's aggregate uncompensated expenses under the plan at June 30,
2007 for Class B and Class C shares were $2,671,858 and $805,974, respectively.
Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                        CLASS A         CLASS B         CLASS C
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                    RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED          DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
August 31, 2007             $--         $17,809        $190,645              $--

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager will reimburse the Fund for expenses equal to the Underlying Fund expenses paid by the Fund as a shareholder of the Underlying Fund. That expense reimbursement will fluctuate as the Fund's allocation between the Underlying Fund and the debt portfolio changes. During the year ended August 31, 2007, the Manager reimbursed the Fund $598,130 for such Underlying Fund expenses.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in
IMMF. During the year ended August 31, 2007, the Manager waived $3,291 for IMMF management fees.

--------------------------------------------------------------------------------
5. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. SECURITIES LENDING Continued

loaned in the form of a substitute payment received from the borrower. As of
August 31, 2007, the Fund had on loan securities valued at $1,245,954, which are included in the Statement of Assets and Liabilities as "Investments, at value"
and, when applicable, as "Receivable for Investments sold." Collateral of
$1,255,224 was received for the loans, all of which was received in cash and subsequently invested in approved investments.

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
August 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements.
The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting
Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS
No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of August 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts;
however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                                         Appendix A

     OppenheimerFunds Special Sales Charge Arrangements and Waivers

     Shares of the Fund were sold  during  the  Offering  Period  and  cannot be purchased during the Warranty Period.

     In certain  cases,  the initial  sales  charge that applies to purchases of
Class A shares(1) of the  Oppenheimer  funds or the  contingent  deferred  sales charge  that may apply to Class A, Class B or Class C shares  may be  waived.(2)
That is because of the economies of sales efforts  realized by  OppenheimerFunds
Distributor,  Inc.,  (referred to in this document as the "Distributor"),  or by dealers  or other  financial  institutions  that offer  those  shares to certain classes of investors. Not all waivers apply to all funds.

     For  the  purposes  of  some  of the  waivers  described  below  and in the
Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

     1) plans  created  or  qualified  under  Sections  401(a)  or 401(k) of the
Internal Revenue Code,

     2) non-qualified deferred compensation plans,

     3) employee benefit plans(3)

     4) Group Retirement Plans(4)

     5) 403(b)(7) custodial plan accounts

     6) Individual  Retirement  Accounts ("IRAs"),  including  traditional IRAs,
Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

     The interpretation of these provisions as to the applicability of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent")  of  the  particular   Oppenheimer   fund.  These  waivers  and  special
arrangements  may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the
"Manager").

     Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

     I.  Applicability  of Class A Contingent  Deferred Sales Charges in Certain
Cases

     Purchases  of Class A Shares of  Oppenheimer  Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales
Charge (unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months  (24  months  in the case of  shares of  Oppenheimer  Rochester  National
Municipals and Rochester Fund Municipals purchased prior to October 22, 2007) of the  beginning  of the  calendar  month of their  purchase,  as described in the
Prospectus (unless a waiver described  elsewhere in this Appendix applies to the redemption).  Additionally,  on shares  purchased  under these  waivers that are subject to the Class A contingent  deferred sales charge,  the Distributor  will pay the  applicable  concession  described  in the  Prospectus  under  "Class  A
Contingent Deferred Sales Charge."(5) This waiver provision applies to:

     |_| Purchases of Class A shares aggregating $1 million or more.

     |_|  Purchases of Class A shares,  prior to March 1, 2007,  by a Retirement
Plan that was  permitted to purchase  such shares at net asset value but subject to a contingent  deferred  sales charge  prior to March 1, 2001.  That  included plans  (other than IRA or 403(b)(7)  Custodial  Plans)  that:

     1) bought shares  costing  $500,000 or more,

     2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor  that it projects to have annual plan purchases of $200,000 or more.

     |_|  Purchases  by  an  OppenheimerFunds-sponsored  Rollover  IRA,  if  the purchases are made: 1) through a broker,  dealer, bank or registered  investment adviser  that has made  special  arrangements  with the  Distributor  for  those purchases,  or 2) by a  direct  rollover  of a  distribution  from  a  qualified
Retirement Plan if the administrator of that Plan has made special  arrangements with the  Distributor  for those  purchases.

     |_|  Purchases of Class A shares by  Retirement  Plans that have any of the following record-keeping arrangements:

     1) The record  keeping is  performed by Merrill  Lynch Pierce  Fenner &
Smith,  Inc.  ("Merrill  Lynch") on a daily  valuation  basis for the Retirement
Plan. On the date the plan sponsor signs the  record-keeping  service  agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a)  mutual  funds,  other than  those  advised  or managed by Merrill  Lynch
Investment  Management,  L.P. ("MLIM"),  that are made available under a Service
Agreement  between Merrill Lynch and the mutual fund's principal  underwriter or distributor,  and (b) funds  advised or managed by MLIM (the funds  described in
(a) and (b) are referred to as "Applicable Investments").

     2) The record  keeping  for the  Retirement  Plan is  performed  on a daily valuation  basis by a record keeper whose services are provided under a contract or arrangement  between the Retirement  Plan and Merrill Lynch.  On the date the plan sponsor signs the record keeping service  agreement with Merrill Lynch, the
Plan must have $5 million or more of its assets  (excluding  assets  invested in money market funds) invested in Applicable Investments.

         3) The record keeping for
            a Retirement Plan is
            handled under a service
            agreement with Merrill
            Lynch and on the date
            the plan sponsor signs
            that agreement, the
            Plan has 500 or more
            eligible employees (as
            determined by the
            Merrill Lynch plan
            conversion manager).

     II. Waivers of Class A Sales Charges of Oppenheimer Funds

     Waivers of Initial  and  Contingent  Deferred  Sales  Charges  for  Certain
Purchasers.

     Class A shares purchased by the following  investors are not subject to any
Class A sales charges (and no  concessions  are paid by the  Distributor on such purchases):

     |_| The Manager or its affiliates.

     |_| Present or former  officers,  directors,  trustees and  employees  (and their  "immediate  families") of the Fund, the Manager and its  affiliates,  and retirement plans  established by them for their  employees.  The term "immediate family" refers to one's spouse, children, grandchildren,  grandparents, parents, parents-in-law,  brothers and sisters,  sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts,  uncles,  nieces and nephews;  relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

     |_| Registered  management  investment  companies,  or separate accounts of insurance  companies having an agreement with the Manager or the Distributor for that purpose.

     |_| Dealers or brokers that have a sales agreement with the Distributor, if they purchase  shares for their own accounts or for  retirement  plans for their employees.

     |_| Employees and registered representatives (and their spouses) of dealers or brokers  described  above or  financial  institutions  that have entered into sales  arrangements  with such dealers or brokers (and which are  identified  as such to the Distributor) or with the Distributor.  The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).

     |_| Dealers,  brokers,  banks or registered  investment  advisers that have entered into an agreement with the Distributor  providing  specifically  for the use of shares of the Fund in particular  investment  products made  available to their clients.  Those clients may be charged a transaction  fee by their dealer,
broker,  bank or advisor for the purchase or sale of Fund shares. |_| Investment
advisers and  financial  planners  who have  entered into an agreement  for this purpose with the Distributor and who charge an advisory, consulting or other fee for their  services  and buy shares for their own  accounts  or the  accounts of their clients.

     |_| "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

     |_| Clients of investment advisers or financial planners (that have entered into an  agreement  for this purpose  with the  Distributor)  who buy shares for their own accounts may also  purchase  shares  without  sales charge but only if their  accounts are linked to a master  account of their  investment  adviser or financial  planner on the books and  records of the broker,  agent or  financial intermediary  with which the  Distributor  has made such special  arrangements .
Each of these  investors may be charged a fee by the broker,  agent or financial intermediary for purchasing shares.

     |_| Directors,  trustees, officers or full-time employees of OpCap Advisors or its  affiliates,  their  relatives or any trust,  pension,  profit sharing or other benefit plan which beneficially owns shares for those persons.

     |_|  Accounts  for which  Oppenheimer  Capital  (or its  successor)  is the investment  adviser (the  Distributor  must be advised of this  arrangement) and persons  who are  directors  or  trustees  of the  company or trust which is the beneficial owner of such accounts.

     |_| A unit investment trust that has entered into an appropriate  agreement with the Distributor.

     |_| Dealers,  brokers,  banks, or registered  investment advisers that have entered  into an  agreement  with the  Distributor  to sell  shares  to  defined
contribution   employee  retirement  plans  for  which  the  dealer,  broker  or investment adviser provides administration services.

     |_|  Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans  (including,  for example,  plans  qualified  or created  under sections  401(a),  401(k),  403(b) or 457 of the Internal Revenue Code), in each case if those  purchases  are made  through a broker,  agent or other  financial intermediary  that has made special  arrangements with the Distributor for those purchases.

     |_| A  TRAC-2000  401(k)  plan  (sponsored  by the  former  Quest for Value
Advisors)  whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the  termination of the Class B and Class C TRAC-2000 program on November 24, 1995.

     |_| A qualified  Retirement  Plan that had agreed with the former Quest for
Value Advisors to purchase  shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through  DCXchange,  a sub-transfer agency mutual fund clearinghouse,  if that arrangement was consummated and share purchases commenced by December 31, 1996.

     |_|  Effective  March 1, 2007,  purchases of Class A shares by a Retirement
Plan that was  permitted to purchase  such shares at net asset value but subject to a contingent  deferred  sales charge  prior to March 1, 2001.  That  included plans  (other than IRA or 403(b)(7)  Custodial  Plans)  that:  1) bought  shares costing  $500,000 or more,  2) had at the time of purchase 100 or more  eligible employees  or total plan  assets of  $500,000 or more,  or 3)  certified  to the
Distributor that it projects to have annual plan purchases of $200,000 or more.

     |_|  Effective  October  1, 2005,  taxable  accounts  established  with the proceeds of Required Minimum Distributions from Retirement Plans.

     Purchases  by former  shareholders  of Atlas  Strategic  Income Fund of the
Class A shares  of any  Oppenheimer  fund  that is  available  for  exchange  to shareholders of Oppenheimer Strategic Income Fund.

     B. Waivers of the Class A Initial and Contingent  Deferred Sales Charges in
Certain Transactions.

     1. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

     |_|  Shares  issued  in plans of  reorganization,  such as  mergers,  asset acquisitions and exchange offers, to which the Fund is a party.

     |_|  Shares   purchased   by  the   reinvestment   of  dividends  or  other
distributions  reinvested  from  the  Fund or  other  Oppenheimer  funds or unit investment  trusts for which  reinvestment  arrangements have been made with the
Distributor.

     |_|  Shares  purchased  by  certain  Retirement  Plans  that  are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by recordkeepers.

     |_|  Shares   purchased  by  the  reinvestment  of  loan  repayments  by  a participant  in a Retirement  Plan for which the Manager or an affiliate acts as sponsor.

     |_| Shares purchased in amounts of less than $5.

     2. Class A shares issued and purchased in the  following  transactions  are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the  Distributor  on  purchases  made  within the first 6 months of plan establishment):

     |_|  Retirement  Plans  that have $5 million  or more in plan  assets.

     |_|  Retirement  Plans with a single plan  sponsor  that have $5 million or more in aggregate assets invested in Oppenheimer funds.

     Waivers  of the  Class A  Contingent  Deferred  Sales  Charge  for  Certain
Redemptions.

     The Class A contingent  deferred sales charge is also waived if shares that would otherwise be subject to the contingent  deferred sales charge are redeemed in the following cases:

     |_| To make Automatic Withdrawal Plan payments that are limited annually to no more  than  12% of the  account  value  adjusted  annually.

     |_|  Involuntary  redemptions  of shares by operation of law or involuntary redemptions of small accounts  (please refer to  "Shareholder  Account Rules and
Policies,"  in the  applicable  fund  Prospectus).

     |_| For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
Code) of the  participant  or  beneficiary.  The death or disability  must occur
after  the   participant's   account  was  established.

     2) To return excess contributions.

     3) To return  contributions  made due to a  mistake  of fact.

     4) Hardship  withdrawals,  as defined in the  plan.(6)

     5) Under a Qualified  Domestic  Relations Order, as defined in the Internal
Revenue  Code,  or, in the case of an IRA,  a divorce  or  separation  agreement described in Section 71(b) of the Internal  Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
Code.

     7) To make "substantially  equal periodic payments" as described in Section
72(t)  of  the  Internal   Revenue  Code.

     8)  For  loans  to  participants  or  beneficiaries.

     9) Separation  from  service.(7)

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.

     11) Plan  termination  or  "in-service  distributions,"  if the  redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored  IRA.

     |_| For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered into a special agreement with the Distributor allowing this waiver.

     |_| For  distributions  from retirement plans that have $10 million or more in plan  assets  and  that  have  entered  into a  special  agreement  with  the
Distributor.

     |_| For distributions  from retirement plans which are part of a retirement plan product or platform  offered by certain  banks,  broker-dealers,  financial advisors,  insurance  companies  or record  keepers  which have  entered  into a special agreement with the Distributor.

     |_| At the sole  discretion of the  Distributor,  the  contingent  deferred sales  charge  may  be  waived  for  redemptions  of  shares  requested  by  the
shareholder  of  record  within  60  days  following  the   termination  by  the
Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

     III.  Waivers of Class B, Class C and Class N Sales Charges of  Oppenheimer
Funds

---------------------------------------

     The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares  purchased in certain types of  transactions or redeemed in certain circumstances described below.

     A. Waivers for Redemptions in Certain Cases.

     The Class B, Class C and Class N contingent  deferred sales charges will be waived for  redemptions of shares in the following  cases:

     |_| Shares redeemed  involuntarily,  as described in  "Shareholder  Account
Rules and Policies," in the applicable Prospectus.

     |_|  Redemptions  from accounts other than  Retirement  Plans following the death or disability of the last surviving  shareholder.  The death or disability must have occurred  after the account was  established,  and for  disability you must provide  evidence of a  determination  of disability by the Social Security
Administration.

     |_|  The  contingent  deferred  sales  charges  are  generally  not  waived following the death or  disability of a grantor or trustee for a trust  account.
The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable  living trust for which the  trustee is also the sole  beneficiary.  The death or  disability  must have occurred after the account was established,  and for disability you must provide evidence of a  determination  of disability (as defined in the Internal  Revenue
Code).

     |_|  Distributions  from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

     |_| At the sole  discretion of the  Distributor,  the  contingent  deferred sales  charge  may  be  waived  for  redemptions  of  shares  requested  by  the
shareholder  of  record  within  60  days  following  the   termination  by  the
Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

     |_|  Redemptions  of Class B shares held by Retirement  Plans whose records are  maintained on a daily  valuation  basis by Merrill Lynch or an  independent record keeper under a contract with Merrill  Lynch.

     |_| Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial  institutions  that have entered into a special arrangement  with the Distributor  for this purpose.

     |_|  Redemptions of Class C shares of an Oppenheimer  fund in amounts of $1 million or more requested in writing by a Retirement  Plan sponsor and submitted more than 12 months  after  the  Retirement  Plan's  first  purchase  of Class C shares,  if the  redemption  proceeds are invested to purchase Class N shares of one or more  Oppenheimer  funds.

     |_| Distributions(8)  from Retirement Plans or other employee benefit plans for any of the following  purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
Code) of the  participant  or  beneficiary.  The death or disability  must occur after the  participant's  account was established in an Oppenheimer  fund.

     2) To return excess  contributions made to a participant's  account.

     3) To  return  contributions  made due to a  mistake  of  fact.

     4) To make  hardship  withdrawals,  as defined in the  plan.(9)

     5) To make  distributions  required  under a Qualified  Domestic  Relations
Order or, in the case of an IRA, a divorce or separation  agreement described in
Section 71(b) of the Internal Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
Code.

     7) To make "substantially  equal periodic payments" as described in Section
72(t)  of  the  Internal   Revenue  Code.

     8) For loans to  participants  or  beneficiaries.(10)

     9) On  account  of  the  participant's  separation  from  service.(11)

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other  than a fund  managed by the  Manager  or a  subsidiary  of the  Manager)
offered  as an  investment  option  in a  Retirement  Plan if the  plan has made special arrangements with the Distributor.

     11)  Distributions  made on account of a plan  termination or  "in-service"
distributions,  if the  redemption  proceeds  are  rolled  over  directly  to an
OppenheimerFunds-sponsored  IRA.

     12) For  distributions  from a  participant's  account  under an  Automatic
Withdrawal  Plan  after  the  participant  reaches  age 59  1/2,  as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted  annually.

     13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement  Plan,  if the  aggregate  value of the redeemed shares does not exceed 10% of the account's value,  adjusted  annually.

     14) For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered  into a special  arrangement  with the  Distributor  allowing  this waiver.

     |_|  Redemptions  of Class B shares  or Class C shares  under an  Automatic
Withdrawal  Plan from an account  other than a Retirement  Plan if the aggregate value  of the  redeemed  shares  does  not  exceed  10% of the  account's  value annually.

     B. Waivers for Shares Sold or Issued in Certain Transactions.

     The contingent  deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

     |_| Shares sold to the Manager or its affiliates.

     |_| Shares sold to registered  management  investment companies or separate accounts of  insurance  companies  having an  agreement  with the Manager or the
Distributor for that purpose.

     |_| Shares issued in plans of reorganization to which the Fund is a party.

     |_| Shares  sold to  present or former  officers,  directors,  trustees  or employees (and their  "immediate  families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates  and  retirement  plans  established by them for their employees.

     IV.  Special  Sales  Charge   Arrangements   for  Shareholders  of  Certain
Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds

     The initial and  contingent  deferred  sales  charge  rates and waivers for
Class A, Class B and Class C shares  described in the Prospectus or Statement of
Additional  Information of the Oppenheimer funds are modified as described below for certain  persons who were  shareholders of the former Quest for Value Funds.
To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. hbecame the investment adviser to those former
Quest for Value Funds. Those funds include:
   Oppenheimer Rising Dividends Funds, Inc.
   Oppenheimer Small- & Mid- Cap Value Fund
   Oppenheimer Quest Balanced Fund
   Oppenheimer Quest International Value Fund, Inc.
   Oppenheimer Quest Opportunity Fund
   Oppenheimer Quest International Value Fund, Inc.

     These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S Government Income Fund
   Quest for Value Investment Quality Income Fund
   Quest for Value Global Income Fund
   Quest for Value New York Tax-Exempt Fund
   Quest for Value National Tax-Exempt Fund
   Quest for Value California Tax-Exempt Fund

     All of the funds are referred to in this Appendix as the "Former Quest for
Vlaue Funds". The waqivers of initial and contingent deferred sales charges described in this Appenix apply to shares of an Oppenheimer fund that are either:

     |_|  acquired  by such  shareholder  pursuant to an exchange of shares fund that was one of the Former Quest for Value Funds, or

     |_|  purchased  by such  shareholder  by  exchange  of  shares  of  another
Oppenheimer fund that were acquired  pursuant to the merger of any of the Former
Quest for Value Funds into that other Oppenheimer fund on Nocember 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

     |X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Fund Shareholders.

     Purchases by Groups and  Associations.  The following  table sets forth the initial  sales  charge  rates  for  Class  A  shares  purchased  by  members  of
"Associations"  formed for any purpose other than the  purdcahse of  securities.
The rates in the table apply if that Association  purchased shares of any of the
Former Quest for Value Funds or received a proposal to purchaes such shares from
OCC Distributors prior to November 24, 1995.

Number of Eligible        Initial Sales Charge as     Initial Sales Charge as a %   Concession as %
Employees or Members      2 % of Offering Price       of Net Amount Invested        of Offering Price

--------------------------------------------------------------------------------
9 or Fewer                       2.50%                        2.56%                  2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At least 10 but not            2.00%                           2.04%                  1.60%
more than 49

     For  purchases  by  Associations  having 50 or more  eligible  employees or members,  there is no initial  sales charge on purchases of Class A shares,  but those  shares  are  subject  to the Class A  contingent  deferred  sales  charge described in the applicable fund's Prospectus.

     Purchases made under this  arrangement  qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation  described in the applicable  fund's  Prospectus  and Statement of Additional  Information.
Individuals who qualify under this arrangement for reduced sales charge rates as members  of  Associations  also may  purchase  shares  for their  individual  or custodial  accounts at these  reduced  sales charge  rates,  upon request to the
Distributor.

     |X|  Waiver of Class A Sales  Charges  for  Certain  Shareholders.  Class A
shares  purchased  by the  following  investors  are not  subject to any Class A initial or contingent deferred sales charges:

     o Shareholders who were shareholders of the AMA Family of Funds on February
28, 1991 and who  acquired  shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

     o  Shareholders  who acquired  shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds. o

     |X|  Waiver  of  Class  A  Contingent  Deferred  Sales  Charge  in  Certain
Transactions.  The Class A  contingent  deferred  sales charge will not apply to redemptions  of Class A shares  purchased by the  following  investors  who were shareholders of any Former Quest for Value Fund:

     Investors  who  purchased  Class A shares  from a dealer that is or was not permitted  to receive a sales load or  redemption  fee imposed on a  shareholder with  whom  that  dealer  has  a  fiduciary  relationship,  under  the  Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

     |X| Waivers for Redemptions of Shares  Purchased Prior to March 6, 1995. In
the following  cases,  the  contingent  deferred sales charge will be waived for redemptions  of Class A, Class B or Class C shares of an  Oppenheimer  fund. The shares must have been  acquired  by the merger of a Former  Quest for Value Fund into the fund or by exchange  from an  Oppenheimer  fund that was a Former Quest for Value Fund or into  which  such fund  merged.  Those  shares  must have been purchased  prior to March 6, 1995 in  connection  with: o  withdrawals  under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and

     o liquidation of a  shareholder's  account if the aggregate net asset value of shares held in the account is less than the  required  minimum  value of such accounts.

     |X| Waivers for  Redemptions of Shares  Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent  deferred sales  charge  will be waived  for  redemptions  of Class A,  Class B or Class C shares of an Oppenheimer  fund. The shares must have been acquired by the merger of a  Former  Quest  for  Value  Fund  into  the  fund  or by  exchange  from an
Oppenheimer  fund  that was a Former  Quest For Value  Fund or into  which  such
Former Quest for Value Fund merged.  Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:

     o redemptions  following the death or disability of the  shareholder(s) (as evidenced by a  determination  of total  disability by the U.S.  Social Security
Administration);

     o withdrawals  under an automatic  withdrawal plan (but only for Class B or
Class C shares)  where the annual  withdrawals  do not exceed 10% of the initial value of the account value; adjusted annually, and

     o liquidation of a  shareholder's  account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

     A shareholder's  account will be credited with the amount of any contingent deferred  sales charge paid on the redemption of any Class A, Class B or Class C shares of the  Oppenheimer  fund  described  in this section if the proceeds are invested  in the same Class of shares in that fund or another  Oppenheimer  fund within 90 days after redemption.

     V.  Special  Sales  Charge   Arrangements   for   Shareholders  of  Certain
Oppenheimer  Funds  Who  Were  Shareholders  of  Connecticut  Mutual  Investment
Accounts, Inc.

     The initial and contingent deferred sale charge rates and waivers for Class
A and Class B shares  described in the respective  Prospectus (or this Appendix)
of the  following  Oppenheimer  funds  (each is  referred to as a "Fund" in this section):

   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and

     are  modified  as  described  below for those  Fund  shareholders  who were shareholders  of the  following  funds  (referred to as the "Former  Connecticut
Mutual  Funds")  on  March 1,  1996,  when  OppenheimerFunds,  Inc.  became  the investment adviser to the Former  Connecticut  Mutual Funds:  Connecticut Mutual
Liquid  Account  Connecticut  Mutual Total  Return  Account  Connecticut  Mutual
Government   Securities  Account  CMIA  LifeSpan  Capital  Appreciation  Account
Connecticut  Mutual Income Account CMIA LifeSpan  Balanced  Account  Connecticut
Mutual Growth Account CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

     |X| Class A Contingent  Deferred Sales Charge.  Certain  shareholders  of a
Fund and the other Former  Connecticut  Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial  sales  charge,  but subject to the Class A  contingent  deferred  sales charge that was in effect  prior to March 18,  1996 (the "prior  Class A CDSC").
Under the prior Class A CDSC,  if any of those  shares are  redeemed  within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current  market value or the original  purchase  price of the shares  sold,  whichever  is smaller  (in such  redemptions,  any shares not subject to the prior Class A CDSC will be redeemed first).

     Those shareholders who are eligible for the prior Class A CDSC are:

     1) persons  whose  purchases  of Class A shares of a Fund and other  Former
Connecticut  Mutual Funds were $500,000  prior to March 18, 1996, as a result of direct  purchases  or  purchases  pursuant  to the Fund's  policies  on Combined
Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and

     2) persons whose intended  purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general  distributor of the Former
Connecticut  Mutual Funds to purchase  shares  valued at $500,000 or more over a
13-month  period  entitled  those persons to purchase  shares at net asset value without being subject to the Class A initial sales charge

     Any of the Class A shares of a Fund and the other Former Connecticut Mutual
Funds that were  purchased  at net asset value prior to March 18,  1996,  remain subject to the prior Class A CDSC, or if any additional  shares are purchased by those  shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

     |X| Class A Sales Charge Waivers.  Additional  Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories  below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:

     1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including  investments  made  pursuant to the Combined  Purchases,  Statement of
Intention  and  Rights of  Accumulation  features  available  at the time of the initial  purchase and such investment is still held in one or more of the Former
Connecticut Mutual Funds or a Fund into which such Fund merged;

     2) any  participant  in a qualified  plan,  provided that the total initial amount  invested  by the  plan in the  Fund  or any  one or  more of the  Former
Connecticut Mutual Funds totaled $500,000 or more;

     3)  Directors  of the  Fund or any one or  more of the  Former  Connecticut
Mutual Funds and members of their immediate families;

     4)  employee  benefit  plans  sponsored  by  Connecticut  Mutual  Financial
Services,  L.L.C.  ("CMFS"),  the prior  distributor  of the Former  Connecticut
Mutual Funds, and its affiliated companies;

     5) one or more  members of a group of at least 1,000  persons  (and persons who are  retirees  from such group)  engaged in a common  business,  profession, civic or  charitable  endeavor  or other  activity,  and the  spouses  and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and

     6) an  institution  acting as a  fiduciary  on behalf of an  individual  or individuals,  if such institution was directly  compensated by the individual(s)
for  recommending  the  purchase of the shares of the Fund or any one or more of the Former Connecticut  Mutual Funds,  provided the institution had an agreement with CMFS.

     Purchases  of Class A shares  made  pursuant  to (1) and (2)  above  may be subject to the Class A CDSC of the Former  Connecticut  Mutual  Funds  described above.

     Additionally,  Class A shares  of a Fund may be  purchased  without a sales charge by any holder of a variable  annuity contract issued in New York State by
Connecticut  Mutual Life Insurance Company through the Panorama Separate Account which is beyond the  applicable  surrender  charge  period and which was used to fund a qualified plan, if that holder  exchanges the variable  annuity  contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

     In  addition  to the  waivers  set  forth  in the  Prospectus  and in  this
Appendix,  above,  the  contingent  deferred  sales  charge  will be waived  for redemptions  of Class A and Class B shares of a Fund and exchanges of Class A or
Class B shares of a Fund into Class A or Class B shares of a Former  Connecticut
Mutual  Fund  provided  that the  Class A or  Class B  shares  of the Fund to be redeemed or  exchanged  were (i)  acquired  prior to March 18, 1996 or (ii) were acquired  by exchange  from an  Oppenheimer  fund that was a Former  Connecticut
Mutual Fund.  0Additionally,  the shares of such Former  Connecticut Mutual Fund must have been purchased prior to March 18, 1996:

     1) by the estate of a deceased shareholder;

     2) upon the disability of a shareholder,  as defined in Section 72(m)(7) of the Internal Revenue Code;

     3) for retirement distributions (or loans) to participants or beneficiaries from  retirement  plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;

     4) as  tax-free  returns  of excess  contributions  to such  retirement  or employee benefit plans;

     5) in  whole or in part,  in  connection  with  shares  sold to any  state, county,  or city,  or any  instrumentality,  department,  authority,  or  agency thereof,  that is prohibited by applicable  investment  laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;

     6) in  connection  with  the  redemption  of  shares  of the  Fund due to a combination with another investment  company by virtue of a merger,  acquisition or similar reorganization transaction;

     7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;

     8) in connection  with automatic  redemptions of Class A shares and Class B shares in certain  retirement plan accounts pursuant to an Automatic  Withdrawal
Plan but limited to no more than 12% of the original value annually; or

     9) as  involuntary  redemptions  of shares by  operation  of law,  or under procedures set forth in the Fund's Articles of  Incorporation,  or as adopted by the Board of Directors of the Fund.

     VI. Special Reduced Sales Charge for Former Shareholders of Advance America
Funds, Inc.

     Shareholders  of  Oppenheimer   AMT-Free   Municipals,   Oppenheimer   U.S.
Government  Trust,  Oppenheimer  Strategic  Income Fund and Oppenheimer  Capital
Income Fund who  acquired  (and still hold) shares of those funds as a result of the  reorganization  of  series  of  Advance  America  Funds,  Inc.  into  those
Oppenheimer  funds on October 18, 1991,  and who held shares of Advance  America
Funds,  Inc.  on March 30,  1990,  may  purchase  Class A shares  of those  four
Oppenheimer  funds at a maximum  sales charge rate of 4.50%.  VII.  Sales Charge
Waivers on Purchases  of Class M Shares of  Oppenheimer  Convertible  Securities
Fund

     Oppenheimer  Convertible Securities Fund (referred to as the "Fund" in this section)  may sell Class M shares at net asset value  without any initial  sales charge to the classes of investors  listed  below who,  prior to March 11, 1996, owned shares of the Fund's  then-existing Class A and were permitted to purchase those shares at net asset value without  sales  charge:

     |_| the Manager and its affiliates,

     |_| present or former  officers,  directors,  trustees and  employees  (and their  "immediate  families" as defined in the Fund's  Statement  of  Additional
Information) of the Fund, the Manager and its affiliates,  and retirement  plans established  by them or the  prior  investment  adviser  of the Fund  for  their employees,

     |_|  registered  management  investment  companies or separate  accounts of insurance  companies  that had an  agreement  with the Fund's  prior  investment adviser or distributor for that purpose,

     |_| dealers or brokers that have a sales agreement with the Distributor, if they purchase  shares for their own accounts or for  retirement  plans for their employees,

     |_| employees and registered representatives (and their spouses) of dealers or brokers  described in the preceding  section or financial  institutions  that have entered into sales  arrangements  with those  dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor,  but only if the  purchaser  certifies to the  Distributor  at the time of purchase  that the purchaser meets these qualifications,

     |_| dealers,  brokers,  or registered  investment advisers that had entered into an agreement  with the  Distributor  or the prior  distributor  of the Fund specifically  providing  for the use of Class M shares  of the Fund in  specific investment products made available to their clients, and

     |_| dealers,  brokers or  registered  investment  advisers that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined  contribution  employee retirement plans for which the dealer, broker, or investment adviser provides administrative services.

                                         Appendix B

                           Information About the Underlying Fund

Additional Information About the Underlying Fund's Investment Policies and Risks

     The investment  objective,  the principal  investment policies and the main risks of the Oppenheimer Main Street Fund (the "Underlying  Fund") are described in the Underlying  Fund's  Prospectus as well as the Prospectus for  Oppenheimer
Principal  Protected Main Street Fund II. This Appendix B contains  supplemental information  about those policies and risks and the types of securities that the
Underlying Fund's investment Manager, OppenheimerFunds, Inc., can select for the
Underlying  Fund.  Additional  information is also provided about the strategies that the Underlying Fund can use to try to achieve its objective.

     The Underlying Fund's Principal Investment Policies. The composition of the
Underlying   Fund's  portfolio  and  the  techniques  and  strategies  that  the
Underlying  Fund's Manager can use in selecting  portfolio  securities will vary over time.  The  Underlying  Fund is not  required to use any of the  investment techniques and strategies  described  below at all times in seeking its goal. It can use some of the special  investment  techniques and strategies at some times or not at all.

     |X|  Investments in Equity  Securities.  The Underlying Fund does not limit its investments in equity  securities to issuers having a market  capitalization of a specified size or range,  and therefore can invest in securities of small-, mid- and  large-capitalization  issuers. At times, the Underlying Fund can focus its equity investments in securities of one or more capitalization ranges, based upon the Manager's  judgment of where the best market  opportunities are to seek the  Underlying  Fund's  objective.  At times,  the market may favor or disfavor securities of issuers of a particular  capitalization range. Securities of small capitalization  issuers may be subject to greater  price  volatility  in general than  securities  of larger  companies.  Therefore,  if the  Underlying  Fund is focusing on or has substantial  investments in smaller capitalization  companies at times of market volatility,  the Underlying Fund's share prices may fluctuate more than that of funds focusing on larger capitalization issuers.

     |_| Rights and Warrants.  The  Underlying  Fund can invest up to 10% of its total  assets in  warrants  or rights,  although  the  Underlying  Fund does not currently  intend to invest  more than 5% of its  total  assets in  warrants  or rights. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel  to the prices of the  underlying  securities.  Rights  are  similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders.  Rights and warrants have no voting rights,  receive no dividends and have no rights with respect to the assets of the issuer.

     |_| Convertible Securities. Convertible securities are debt securities that are  convertible  into an issuer's  common stock.  Convertible  securities  rank senior to common stock in a  corporation's  capital  structure and therefore are subject to less risk than common  stock in case of the  issuer's  bankruptcy  or liquidation.

     The value of a convertible security is a function of its "investment value"
and its  "conversion  value." If the  investment  value  exceeds the  conversion value,  the security will behave more like a debt  security,  and the security's price will likely  increase when interest  rates fall and decrease when interest rates rise. If the conversion  value exceeds the investment  value, the security will behave more like an equity security. In that case, it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security.

     While some  convertible  securities  are a form of debt  security,  in many cases their  conversion  feature  (allowing  conversion into equity  securities)
caused them to be regarded by the  Manager  more as "equity  equivalents."  As a result,  the rating  assigned to the security  has less impact on the  Manager's investment decision than in the case of non-convertible fixed-income securities.

     To determine whether  convertible  securities should be regarded as "equity equivalents," the Manager examines the following factors:

     o whether, at the option of the investor,  the convertible  security can be exchanged for a fixed number of shares of common stock of the issuer,

     o whether  the  issuer  of the  convertible  securities  has  restated  its earnings per share of common stock on a fully  diluted  basis  (considering  the effect of conversion of the convertible securities), and

     o the extent to which the convertible  security may be a defensive  "equity substitute,"  providing the ability to  participate in any  appreciation  in the price of the issuer's common stock.

     |X| Investments in Bonds and Other Debt Securities. The Underlying Fund can
invest in bonds,  debentures  and other debt  securities to seek its  investment objective.  Because the  Underlying  Fund  currently  emphasizes  investments in equity  securities,  such as  stocks,  it is not  anticipated  that  significant amounts of the  Underlying  Fund's  assets will be invested in debt  securities.
However,  if market  conditions  suggest that debt  securities  may offer better total return  opportunities  than stocks, or if the Manager determines to seek a higher amount of current income to distribute to  shareholders,  the Manager can shift more of the Underlying Fund's investments into debt securities.

     The Underlying  Fund's debt  investments can include  investment-grade  and
non-investment-grade   bonds   (commonly   referred   to   as   "junk   bonds").
Investment-grade  bonds  are bonds  rated at least  "Baa" by  Moody's  Investors
Service,  Inc., or at least "BBB" by Standard & Poor's Corporation or Fitch,
Inc., or that have comparable  ratings by another  nationally-recognized  rating organization.  In making investments in debt securities, the Manager can rely to some  extent  on the  ratings  of  ratings  organizations  or it can use its own research to evaluate a security's credit-worthiness.  If the securities that the
Underlying Fund buys are unrated, to be considered part of the Underlying Fund's holdings of investment-grade  securities,  they must be judged by the Manager to be of  comparable  quality  to  bonds  rated  as  investment  grade  by a rating organization.

     |_| U.S.  Government  Securities.  The  Underlying  Fund can buy securities
issued   or   guaranteed   by  the  U.S.   government   or  its   agencies   and
instrumentalities. Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S.  government  and are subject to very little  credit risk.  Obligations of U.S. government agencies or  instrumentalities  (including mortgage-backed  securities)  may or may not be  guaranteed  or supported by the
"full  faith and credit" of the United  States.  Some are backed by the right of the issuer to borrow from the U.S. Treasury;  others, by discretionary authority of the U.S. government to purchase the agencies'  obligations;  while others are supported only by the credit of the instrumentality. If a security is not backed by the full  faith and credit of the United  States,  the owner of the  security must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim  against  the United  States in the event that the agency or instrumentality does not meet its commitment. The Underlying Fund will invest in securities of U.S. government agencies and instrumentalities only when the  Manager is  satisfied  that the credit  risk with  respect to the agency or instrumentality is minimal.

     |_| Special Risks of Lower-Grade  Securities.  While it is not  anticipated that the Underlying Fund will invest a substantial portion of its assets in debt securities,  the  Underlying  Fund  can do so to seek  current  income.  Because lower-rated  securities  tend to  offer  higher  yields  than  investment  grade securities,  the  Underlying  Fund can invest in lower grade  securities  if the
Manager  is  trying  to  achieve  greater  income  (and,  in  some  cases,   the
appreciation  possibilities  of lower-grade  securities may be a reason they are selected for the Underlying Fund's portfolio).

     The  Underlying  Fund can  invest up to 25% of its  total  assets in "lower grade" debt securities.  However,  the Underlying Fund does not currently intend to invest  more that 10% of its total  assets in lower  grade  debt  securities.
"Lower-grade"  debt  securities are those rated below  "investment  grade" which means  they have a rating  lower  than  "Baa" by  Moody's or lower than "BBB" by
Standard  &  Poor's or Fitch,  Inc.,  or  similar  ratings  by other  rating organizations.  If they are unrated,  and are determined by the Manager to be of comparable  quality to debt securities  rated below investment  grade,  they are included in the  limitation on the  percentage of the  Underlying  Fund's assets that can be invested in lower-grade  securities.  The Underlying Fund can invest in securities  rated as low as "C" or "D" or which may be in default at the time the Underlying Fund buys them.

     Some of the special credit risks of lower-grade securities are discussed in the  Prospectus.  There is a greater  risk that the  issuer  may  default on its obligation to pay interest or to repay  principal than in the case of investment grade securities.  The issuer's low  creditworthiness may increase the potential for its  insolvency.  An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn.  An economic downturn or an increase in interest rates could severely  disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the  ability of  issuers  to pay  interest  or repay  principal.  In the case of foreign  high yield  bonds,  these risks are in addition to the special  risk of foreign  investing  discussed  in  the  Prospectus  and  in  this  Statement  of
Additional Information.

     However,  the Underlying Fund's limitations on buying these investments can reduce the effect of those risks to the Underlying  Fund, as will the Underlying
Fund's policy of diversifying its investments.  Additionally, to the extent they can be converted into stock,  convertible securities may be less subject to some of these risks than  non-convertible  high yield bonds,  since stock may be more liquid and less affected by some of these risk factors.  The Underlying Fund may not invest more than 10% of its total assets in lower-grade debt securities that are not convertible.

     While securities  rated "Baa" by Moody's or "BBB" by Standard &  Poor's or Fitch,  Inc. are investment  grade and are not regarded as junk bonds,  those
securities  may  be  subject  to  special  risks,   and  have  some  speculative
characteristics. Definitions of the debt security ratings categories of Moody's,
S&P,  and Fitch,  Inc.  are  included  in an Appendix  to the  Statement  of
Additional Information of the Underling Fund.

     |X| Foreign  Securities.  The Underlying  Fund can purchase equity and debt securities issued or guaranteed by foreign  companies or foreign  governments or their  agencies.  "Foreign  securities"  include  equity and debt  securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

     Securities of foreign issuers that are  represented by American  Depository
Receipts or that are listed on a U.S.  securities exchange or traded in the U.S.
over-the-counter markets are not considered "foreign securities" for the purpose of the Underlying  Fund's investment  allocations.  That is because they are not subject to many of the special  considerations and risks,  discussed below, that apply to foreign securities traded and held abroad.

     Investing in foreign  securities  offers  potential  benefits not available from  investing  solely in  securities  of domestic  issuers.  They  include the opportunity to invest in foreign issuers that appear to offer growth  potential, or in foreign countries with economic policies or business cycles different from those of the  U.S.,  or to  reduce  fluctuations  in  portfolio  value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S.
markets.  The Underlying Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

     |_| Risks of Foreign Investing. Investments in foreign securities may offer special  opportunities  for investing but also present special  additional risks and  considerations  not  typically  associated  with  investments  in  domestic securities. Some of these additional risks are:

     o reduction of income by foreign taxes;

     o fluctuation  in value of foreign  investments  due to changes in currency rates or currency control regulations (for example, currency blockage);

     o transaction charges for currency exchange;

     o lack of public information about foreign issuers;

     o lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;

     o less volume on foreign exchanges than on U.S. exchanges;

     o greater  volatility  and less  liquidity  on foreign  markets than in the
U.S.;

     o less  governmental  regulation of foreign  issuers,  stock  exchanges and brokers than in the U.S.;

     o greater difficulties in commencing lawsuits;

     o higher brokerage commission rates than in the U.S.;

     o increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;

     o possibilities in some countries of expropriation,  confiscatory taxation, political,  financial or social instability or adverse diplomatic  developments;
and

     o unfavorable differences between the U.S. economy and foreign economies.

     In the past, U.S.  government policies have discouraged certain investments abroad by U.S.  investors,  through  taxation or other  restrictions,  and it is possible that such restrictions could be re-imposed.

     |X| Passive Foreign Investment Companies.  The Underlying Fund may purchase the securities of certain foreign investment corporations called passive foreign investment companies ("PFICs").  Such entities have been the only or primary way to  invest in  certain  countries  because  some  foreign  countries  limit,  or prohibit, all direct foreign investment in the securities of companies domiciled therein.  However,  the  governments  of  some  countries  have  authorized  the organization of investment funds to permit indirect  foreign  investment in such securities. For tax purposes, these funds also may be PFICs.

     The Underlying Fund is subject to certain percentage  limitations under the
Investment  Company Act relating to the  purchase of  securities  of  investment companies, and, consequently, the Underlying Fund may have to subject any of its investment in other  investment  companies,  including  PFICs, to the limitation that no more than 10% of the value of the Underlying  Fund's total assets may be invested in such securities. In addition to bearing their proportionate share of a fund's expenses  (management fees and operating  expenses),  shareholders will also  indirectly  bear similar  expenses of such  entities.  Like other  foreign securities,  interests in PFICs also involve the risk of foreign securities,  as described above.

     |X| Portfolio  Turnover.  "Portfolio  turnover" describes the rate at which the Underlying Fund traded its portfolio  securities  during its previous fiscal year.  For example,  if a fund sold all of its  securities  during the year, its portfolio  turnover rate would have been 100%. The Underlying  Fund's  portfolio turnover rate will fluctuate from year to year, and the Underlying Fund can have a portfolio turnover rate of 100% or more.  Increased portfolio turnover creates higher brokerage and transaction costs for the Underlying Fund, which may reduce its overall  performance.  Additionally,  the  realization of capital gains from selling  portfolio  securities may result in distributions of taxable  long-term
capital  gains  to  shareholders,   since  the  Underlying  Fund  will  normally
distribute  all of its capital  gains  realized each year, to avoid excise taxes under the Internal  Revenue Code. The Financial  Highlights  table at the end of the Prospectus shows the Underlying Fund's portfolio turnover rates during prior fiscal years.

     Other Investment Techniques and Strategies.  In seeking its objective,  the
Underlying  Fund can from  time to time use the types of  investment  strategies described  below. It is not required to use all of these strategies at all times and may, at times, not use any of them.

     |X|  Investing in Small,  Unseasoned  Companies.  The  Underlying  Fund can
invest in securities of small,  unseasoned  companies.  These are companies that have been in operation for less than three years,  including  the  operations of any predecessors.  Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the  Underlying  Fund's  ability to dispose of them and can reduce the price the
Underlying  Fund might be able to obtain for them.  Other  investors  that own a security  issued  by a small,  unseasoned  issuer  for  which  there is  limited liquidity  might trade the security  when the  Underlying  Fund is attempting to dispose of its holdings of that security. In that case the Underlying Fund might receive a lower price for its holdings  than might  otherwise  be obtained.  The
Underlying Fund currently intends to invest no more than 5% of its net assets in securities of small, unseasoned issuers.

     |X| When-Issued and Delayed-Delivery  Transactions. The Underlying Fund can
invest  in  securities  on a  "when-issued"  basis  and  can  purchase  or  sell securities on a "delayed-delivery"  basis.  When-issued and delayed-delivery are terms that refer to  securities  whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

     When  such  transactions  are  negotiated,  the price  (which is  generally expressed in yield terms) is fixed at the time the commitment is made.  Delivery and payment for the  securities  take place at a later date.  The securities are subject  to change in value from  market  fluctuations  during the period  until settlement.  The value at  delivery  may be less than the  purchase  price.  For example,  changes in interest  rates in a direction  other than that expected by the Manager before  settlement  will affect the value of such securities and may cause a loss to the  Underlying  Fund.  During the period  between  purchase and settlement,  no  payment  is made by the  Underlying  Fund to the  issuer and no interest accrues to the Underlying Fund from the investment.

     The Underlying Fund will engage in when-issued  transactions to secure what the  Manager  considers  to be an  advantageous  price  and yield at the time of entering into the obligation. When the Underlying Fund enters into a when-issued or  delayed-delivery  transaction,  it relies on the other party to complete the transaction.  Its  failure  to do so may cause the  Underlying  Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

     When the  Underlying  Fund  engages  in  when-issued  and  delayed-delivery transactions,  it does so for the  purpose of  acquiring  or selling  securities consistent with its investment  objective and policies or for delivery  pursuant to options  contracts it has entered into, and not for the purpose of investment leverage.  Although  the  Underlying  Fund will enter into  delayed-delivery  or when-issued  purchase  transactions to acquire  securities,  it can dispose of a commitment prior to settlement. If the Underlying Fund chooses to dispose of the right to acquire a when-issued  security prior to its  acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

     At the time the Underlying  Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery  basis, it records the transaction on its books and reflects the value of the security purchased in determining the
Underlying  Fund's  net asset  value.  In a sale  transaction,  it  records  the proceeds to be received.  The Underlying  Fund will identify on its books liquid securities  of any type at least  equal in value to the value of the  Underlying
Fund's purchase commitments until the Underlying Fund pays for the investment.

     When issued and delayed-delivery transactions can be used by the Underlying
Fund as a defensive  technique to hedge against  anticipated changes in interest rates and prices. For instance,  in periods of rising interest rates and falling prices,  the Underlying Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.
In periods of falling  interest  rates and rising prices,  the  Underlying  Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery  basis to obtain the benefit of currently higher cash yields.

     Investment in Other  Investment  Companies.  The  Underlying  Fund can also invest in the  securities  of other  investment  companies,  which  can  include open-end  funds,  closed-end  funds and unit investment  trusts,  subject to the limits set forth in the  Investment  Company  Act that  apply to those  types of investments.  For example,  the  Underlying  Fund can invest in  Exchange-Traded
Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Underlying Fund might do so as a way of gaining exposure to
the  segments  of  the  equity  or  fixed-income   markets  represented  by  the
Exchange-Traded  Funds' portfolio,  at times when the Underlying Fund may not be able to buy those portfolio  securities directly.  As a non-fundamental  policy, the Underlying Fund cannot invest in the securities of other registered open-end investment  companies  or  registered  unit  investment  trusts in  reliance  on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

     Investing  in  another  investment  company  may  involve  the  payment  of substantial  premiums  above the value of such  investment  company's  portfolio securities and is subject to limitations  under the Investment  Company Act. The
Underlying Fund does not intend to invest in other  investment  companies unless the Manager believes that the potential  benefits of the investment  justify the payment of any premiums or sales  charges.  As a  shareholder  of an  investment company,  the  Underlying  Fund would be subject  to its  ratable  share of that
investment  company's  expenses,   including  its  advisory  and  administration
expenses. The Underlying Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

     |X|  Repurchase  Agreements.  The  Underlying  Fund can acquire  securities subject to repurchase  agreements.  It may do so for liquidity  purposes to meet anticipated  redemptions of Underlying Fund shares, or pending the investment of the proceeds from sales of Underlying Fund shares,  or pending the settlement of portfolio securities transactions.

     In a repurchase transaction,  the Underlying Fund buys a security from, and simultaneously  resells it to, an approved vendor for delivery on an agreed-upon future  date.  The resale  price  exceeds the  purchase  price by an amount that reflects an agreed-upon  interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include U.S.  commercial banks,  U.S.  branches  of  foreign  banks,  or  broker-dealers  that  have been designated as primary  dealers in government  securities.  They must meet credit requirements set by the Manager from time to time.

     The  majority  of these  transactions  run from  day to day,  and  delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase  agreements  having a maturity  beyond  seven days are subject to the
Underlying  Fund's limits on holding illiquid  investments.  The Underlying Fund will not enter into a repurchase  agreement  having a maturity beyond seven days that causes  more than 10% of its net assets to exceed  that limit.  There is no limit on the amount of the  Underlying  Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

     Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security.  The Underlying Fund's repurchase agreements  require  that at all times  while  the  repurchase  agreement  is in effect, the value of the collateral must equal or exceed the repurchase price to fully  collateralize the repayment  obligation.  However, if the vendor fails to pay the resale price on the delivery date,  the Underlying  Fund may incur costs in disposing of the collateral  and may experience  losses if there is any delay in its ability to do so. The Manager will monitor the vendor's  creditworthiness to confirm that the vendor is financially  sound and will  continuously  monitor the collateral's value.

     Pursuant to an  Exemptive  Order issued by the SEC,  the  Underlying  Fund, along with other  affiliated  mutual funds managed by the Manager,  may transfer uninvested  cash  balances  into one or more joint  repurchase  accounts.  These balances  are  invested in one or more  repurchase  agreements,  secured by U.S.
government securities.  Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.  Each joint repurchase  arrangement  requires  that the market  value of the  collateral  be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

     |X| Illiquid and Restricted  Securities.  To enable the Underlying  Fund to sell its holdings of a restricted  security not registered  under the Securities
Act of 1933,  the  Underlying  Fund may have to  cause  those  securities  to be registered.  The expenses of registering restricted securities may be negotiated by the Underlying  Fund with the issuer at the time the Underlying Fund buys the securities.  When the  Underlying  Fund must  arrange  registration  because the
Underlying  Fund wishes to sell the security,  a considerable  period may elapse between  the time the  decision  is made to sell the  security  and the time the security is registered so that the Underlying Fund could sell it. The Underlying
Fund would bear the risks of any downward price fluctuation during that period.

     The Underlying Fund can also acquire restricted  securities through private placements.  Those  securities  have  contractual  restrictions  on their public resale. Those restrictions might limit the Underlying Fund's ability to value or to dispose of the  securities  and might  lower the amount the  Underlying  Fund could realize upon the sale.

     The Underlying Fund has  limitations  that apply to purchases of restricted securities,  as stated in the Prospectus.  Those percentage  restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines.  Those  guidelines  take into account the trading  activity for such securities and the  availability of reliable  pricing  information,  among other factors.  If there is a lack of  trading  interest  in a  particular  Rule  144A security,  the Underlying  Fund's holdings of that security may be considered to be illiquid.

     Illiquid  securities  include repurchase  agreements  maturing in more than seven days and participation  interests that do not have puts exercisable within seven days.

     |X|  Loans  of  Portfolio  Securities.  The  Underlying  Fund  can lend its portfolio  securities  to certain  types of eligible  borrowers  approved by the
Board of Directors.  It may do so to try to provide  income or to raise cash for liquidity purposes. These loans are limited to not more than 25% of the value of the  Underlying  Fund's  net  assets.  There are some risks in  connection  with securities  lending.  The Underlying Fund might  experience a delay in receiving additional  collateral  to secure a loan,  or a delay in  recovery of the loaned securities.  The Fund presently does not intend to engage in loans of securities in the coming year.

     The  Underlying  Fund must receive  collateral  for a loan.  Under  current applicable  regulatory  requirements  (which  are  subject to  change),  on each business  day the loan  collateral  must be at least  equal to the  value of the loaned securities.  It must consist of cash, bank letters of credit,  securities of the U.S.  government  or its  agencies  or  instrumentalities,  or other cash equivalents  in  which  the  Underlying  Fund  is  permitted  to  invest.  To be acceptable as collateral,  letters of credit must obligate a bank to pay amounts demanded by the Underlying Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be  satisfactory to the Fund.

     When it lends securities, the Underlying Fund receives amounts equal to the dividends or interest on loaned securities.  It also receives one or more of (a)
negotiated  loan fees, (b) interest on securities  used as  collateral,  and (c)
interest on any short-term debt securities  purchased with such loan collateral.
Either type of interest may be shared with the borrower. The Underlying Fund can also  pay  reasonable  finder's,  custodian  bank  and  administrative  fees  in connection with these loans. The terms of the Underlying  Fund's loans must meet applicable  tests under the Internal Revenue Code and must permit the Underlying
Fund to reacquire  loaned  securities on five days' notice or in time to vote on any important matter.

     The  Underlying  Fund may lend its  portfolio  securities  pursuant  to the
Securities Lending Agreement (the "Securities Lending Agreement") with JP Morgan
Chase, subject to the restrictions stated in the Prospectus. The Underlying Fund will lend such  portfolio  securities to attempt to increase the Fund's  income.
Under the Securities  Lending Agreement and applicable  regulatory  requirements
(which are subject to change),  the loan collateral  must, on each business day, be at least  equal to the value of the  loaned  securities  and must  consist of cash,  bank  letters  of credit or  securities  of the U.S.  Government  (or its
agencies  or  instrumentalities),   or  other  cash  equivalents  in  which  the
Underlying Fund is permitted to invest. To be acceptable as collateral,  letters of credit  must  obligate a bank to pay to JP Morgan  Chase,  as agent,  amounts demanded  by the  Underlying  Fund if the demand  meets the terms of the letter.
Such terms of the letter of credit and the issuing bank must be  satisfactory to
JP Morgan Chase and the  Underlying  Fund.  The  Underlying  Fund will  receive, pursuant  to the  Securities  Lending  Agreement,  80% of all  annual net income
(i.e., net of rebates to the Borrower) from securities lending transactions.  JP
Morgan Chase has agreed,  in general,  to guarantee the obligations of borrowers to return  loaned  securities  and to be  responsible  for expenses  relating to securities lending. The Underlying Fund will be responsible,  however, for risks associated with the investment of cash  collateral,  including the risk that the issuer of the security in which the cash collateral has been invested  defaults.
The Securities  Lending Agreement may be terminated by either JP Morgan Chase or the Fund on 30 days' written  notice.  The terms of the Underlying  Fund's loans must also meet applicable  tests under the Internal  Revenue Code and permit the
Underlying Fund to reacquire loaned  securities on five business days' notice or in time to vote on any important matter.

     |X| Derivatives.  The Underlying Fund can invest in a variety of derivative investments to seek income or for hedging purposes.  Some derivative investments the Underlying Fund can use are the hedging instruments described below.

     Other  derivative  investments  the  Underlying  Fund can invest in include
"index-linked"  notes.  Principal and/or interest payments on these notes depend on the  performance  of an underlying  index.  Currency-indexed  securities  are another  derivative the Underlying Fund can use.  Typically these are short-term or  intermediate-term  debt securities.  Their value at maturity or the rates at which they pay income are  determined by the change in value of the U.S.  dollar against  one or more  foreign  currencies  or an  index.  In some  cases,  these securities  may pay an amount at  maturity  based on a multiple of the amount of the  relative  currency  movements.  This  type of  index  security  offers  the potential  for increased  income or principal  payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

     Other  derivative  investments  the  Underlying  Fund can use include  debt exchangeable for common stock of an issuer or "equity-linked debt securities" of an issuer.  At maturity,  the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the  issuer's  common stock at the time of maturity.  Both alternatives present a risk that the amount payable at maturity will be less than the  principal  amount of the debt because the price of the  issuer's  common  stock  might  not be as high as the  Manager expected.

     |X|  Hedging.  The  Underlying  Fund can use  hedging to attempt to protect against  declines in the market value of the  Underlying  Fund's  portfolio,  to permit the Underlying Fund to retain  unrealized gains in the value of portfolio securities  which have  appreciated,  or to facilitate  selling  securities  for investment reasons. To do so, the Underlying Fund could:

     o sell futures contracts,

     o buy puts on such futures or on securities, or

     o write covered  calls on securities or futures.  Covered calls can also be used to increase the Underlying  Fund's income,  but the Manager does not expect to engage extensively in that practice.

     The  Underlying  Fund  can use  hedging  to  establish  a  position  in the
securities   market  as  a  temporary   substitute  for  purchasing   particular
securities.  In that case, the  Underlying  Fund would normally seek to purchase the securities and then terminate  that hedging  position.  The Underlying  Fund might also use this type of hedge to attempt to protect  against the possibility that its portfolio  securities would not be fully included in a rise in value of the market. To do so the Underlying Fund could: o buy futures, or o buy calls on such futures or on securities.

     The  Underlying  Fund is not  obligated  to use hedging  instruments,  even though it is permitted  to use them in the  Manager's  discretion,  as described below.  The  Underlying  Fund's  strategy of hedging with futures and options on futures will be incidental to the Underlying Fund's activities in the underlying cash market. The particular hedging  instruments the Underlying Fund can use are described  below.  The Underlying  Fund can employ new hedging  instruments  and strategies when they are developed,  if those investment  methods are consistent with the  Underlying  Fund's  investment  objective  and are  permissible  under applicable regulations governing the Underlying Fund.

     |_| Futures.  The Underlying  Fund can buy and sell futures  contracts that relate to (1)  broadly-based  stock  indices  ("stock  index  futures") (2) debt securities  (these  are  referred  to as  "interest  rate  futures"),  (3) other broadly-based securities indices (these are referred to as "financial futures"),
(4) foreign  currencies (these are referred to as "forward  contracts"),  or (5)
commodities (these are referred to as "commodity futures"), or (6) an individual stock ("single stock futures").

     A  broadly-based  stock index is used as the basis for trading  stock index futures.  They may in some cases be based on stocks of  issuers in a  particular industry or group of industries.  A stock index assigns  relative  values to the common stocks included in the index and its value  fluctuates in response to the changes in value of the underlying  stocks. A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index.  These  contracts  obligate the seller to deliver,  and the  purchaser  to take,  cash to settle the futures transaction.  There is no delivery made of the  underlying  securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

     An interest rate future  obligates the seller to deliver (and the purchaser to take)  cash or a  specified  type of debt  security  to  settle  the  futures transaction.  Either party could also enter into an offsetting contract to close out the position.

     The Underlying Fund can invest a portion of its assets in commodity futures contracts.  Commodity  futures  may be based upon  commodities  within five main commodity  groups:  (1) energy,  which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat,  corn,  soybeans,  cotton,  coffee,  sugar and cocoa;  (4)
industrial metals, which includes aluminum,  copper, lead, nickel, tin and zinc;
and  (5)  precious  metals,  which  includes  gold,  platinum  and  silver.  The
Underlying Fund can purchase and sell commodity  futures  contracts,  options on futures  contracts and options and futures on commodity  indices with respect to these five main  commodity  groups and the  individual  commodities  within each group, as well as other types of commodities.

     A single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified  equity  security  to settle the futures  transaction.
Either  party  could  also enter into an  offsetting  contract  to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

     No money is paid or received by the Underlying Fund on the purchase or sale of a future. Upon entering into a futures transaction,  the Underlying Fund will be required to deposit an initial  margin  payment  with the futures  commission merchant (the "futures broker").  Initial margin payments will be deposited with the Underlying  Fund's  custodian  bank in an account  registered in the futures broker's name. However,  the futures broker can gain access to that account only under  specified  conditions.  As the  future is marked to market  (that is, its value on the  Underlying  Fund's  books is  changed)  to reflect  changes in its market value, subsequent margin payments,  called variation margin, will be paid to or by the futures broker daily.

     At any time prior to  expiration  of the future,  the  Underlying  Fund can elect to close out its position by taking an opposite position,  at which time a final  determination of variation margin is made and any additional cash must be paid by or released to the  Underlying  Fund.  Any loss or gain on the future is then realized by the Underlying Fund for tax purposes. All futures transactions, except forward contracts,  are effected through a clearinghouse  associated with the exchange on which the contracts are traded.

     |_| Put and Call  Options.  The  Underlying  Fund can buy and sell  certain kinds of put options  ("puts") and call options  ("calls").  The Underlying Fund can buy and sell  exchange-traded  and  over-the-counter  put and call  options, including  index options,  securities  options,  currency  options,  commodities options, and options on the other types of futures described above.

     |_| Writing  Covered Call Options.  The Underlying Fund can write (that is, sell) covered  calls.  If the  Underlying  Fund sells a call option,  it must be covered.  That means the  Underlying  Fund must own the security  subject to the call while the call is outstanding, or, for certain types of calls, the call can be covered by identifying liquid assets on the Underlying Fund's books to enable the Underlying Fund to satisfy its  obligations if the call is exercised.  Up to
25% of the Underlying Fund's total assets can be subject to calls the Underlying
Fund writes.

     When the Underlying  Fund writes a call on a security,  it receives cash (a premium).  The  Underlying  Fund  agrees to sell the  underlying  security  to a purchaser of a corresponding call on the same security during the call period at a fixed  exercise  price  regardless  of market  price  changes  during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Underlying Fund has the risk of loss  that the  price of the  underlying  security  may  decline during the call  period.  That risk may be offset to some  extent by the premium the Underlying Fund receives. If the value of the investment does not rise above the call price,  it is likely that the call will lapse without being  exercised.
In that case the Underlying Fund would keep the cash premium and the investment.

     When the  Underlying  Fund writes a call on an index,  it receives  cash (a premium). If the buyer of the call exercises it, the Underlying Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of  difference.  If the value of the underlying investment  does not rise above the call price,  it is likely that the call will lapse without being  exercised.  In that case the Underlying Fund would keep the cash premium.

     The Underlying Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Underlying Fund's escrow agent,  through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the  Underlying  Fund has written calls traded on exchanges or as to other acceptable escrow  securities.  In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Underlying Fund enters into a closing transaction.

     When the Underlying Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will  establish  a  formula  price at which  the  Underlying  Fund will have the absolute right to repurchase  that OTC option.  The formula price will generally be based on a multiple of the premium  received for the option,  plus the amount by which the  option is  exercisable  below the market  price of the  underlying security  (that is,  the option is "in the  money").  When the  Underlying  Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid  securities) the  mark-to-market  value of any OTC option it holds,  unless the option is subject to a buy-back  agreement  by the  executing broker.  To terminate its  obligation on a call it has written,  the  Underlying
Fund can purchase a corresponding call in a "closing purchase  transaction." The
Underlying  Fund will then realize a profit or loss,  depending upon whether the net of the amount of the option  transaction  costs and the premium  received on the call the  Underlying  Fund  wrote is more or less than the price of the call the Underlying Fund purchases to close out the transaction.  The Underlying Fund may realize a profit if the call  expires  unexercised,  because the  Underlying
Fund will retain the  underlying  security  and the premium it received  when it wrote the call.  Any such profits are  considered  short-term  capital gains for federal  income  tax  purposes,  as are  the  premiums  on  lapsed  calls.  When distributed by the Underlying Fund they are taxable as ordinary  income.  If the
Underlying Fund cannot effect a closing purchase  transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

     The  Underlying  Fund can also write  calls on a futures  contract  without owning the futures contract or securities  deliverable under the contract. To do so, at the time the call is written,  the Underlying Fund must cover the call by identifying  an  equivalent  dollar  amount of liquid  assets on the  Underlying
Fund's books. The Underlying Fund will identify  additional liquid assets on its books if the value of the  segregated  assets  drops  below 100% of the  current
value  of  the  future.   Because  of  this  segregation   requirement,   in  no
circumstances  would the Underlying  Fund's receipt of an exercise  notice as to that future require the Underlying Fund to deliver a futures contract.  It would simply put the Underlying Fund in a short futures  position,  which is permitted by the Underlying Fund's hedging policies.

     o Writing Put Options.  The  Underlying  Fund can sell put  options.  A put option on securities  gives the purchaser the right to sell,  and the writer the obligation to buy, the  underlying  investment at the exercise  price during the option  period.  The Underlying  Fund will not write puts if, as a result,  more than  25%  of the  Underlying  Fund's  total  assets  would  be  required  to be segregated to cover such put options.

     If the  Underlying  Fund  writes a put,  the put must be  covered by liquid assets  identified on the  Underlying  Fund's books.  The premium the Underlying
Fund  receives from writing a put  represents a profit,  as long as the price of the  underlying  investment  remains equal to or above the exercise price of the put. However,  the Underlying Fund also assumes the obligation during the option period  to buy  the  underlying  investment  from  the  buyer  of the put at the exercise  price,  even if the value of the  investment  falls below the exercise price.  If a put the  Underlying  Fund  has  written  expires  unexercised,  the
Underlying  Fund  realizes  a  gain  in  the  amount  of the  premium  less  the transaction  costs incurred.  If the put is exercised,  the Underlying Fund must fulfill its  obligation  to purchase the  underlying  investment at the exercise price. That price will usually exceed the market value of the investment at that time.  In that  case,  the  Underlying  Fund may  incur a loss if it  sells  the underlying  investment.  That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Underlying Fund incurred.

     When writing a put option on a security,  to secure its  obligation  to pay for the underlying  security the  Underlying  Fund will deposit in escrow liquid assets  with a  value  equal  to or  greater  than  the  exercise  price  of the underlying securities.  The Underlying Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

     As long as the Underlying Fund's obligation as the put writer continues, it may be assigned an exercise  notice by the  broker-dealer  through which the put was sold.  That notice will require the Underlying  Fund to take delivery of the underlying  security  and pay the exercise  price.  The  Underlying  Fund has no control over when it may be required to purchase the underlying security,  since it may be assigned an exercise  notice at any time prior to the  termination  of its  obligation  as the  writer  of the put.  That  obligation  terminates  upon expiration of the put. It may also  terminate if, before it receives an exercise notice, the Underlying Fund effects a closing purchase transaction by purchasing a put of the same series as it sold.  Once the Underlying Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

     The Underlying Fund can decide to effect a closing purchase  transaction to realize a profit on an  outstanding  put option it has written or to prevent the underlying  security from being put.  Effecting a closing  purchase  transaction will  also  permit  the  Underlying  Fund to write  another  put  option  on the security,  or to sell the security and use the proceeds  from the sale for other investments.  The  Underlying  Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium  received  from  writing the put option.  Any profits from writing puts are considered  short-term  capital gains for federal tax purposes, and when distributed by the Underlying Fund, are taxable as ordinary income.

     o Purchasing  Calls and Puts.  The  Underlying  Fund can purchase  calls to protect against the possibility  that the Underlying  Fund's  portfolio will not participate in an anticipated rise in the securities market. When the Underlying
Fund buys a call  (other  than in a  closing  purchase  transaction),  it pays a premium. The Underlying Fund then has the right to buy the underlying investment from a seller of a  corresponding  call on the same  investment  during the call period at a fixed exercise price.  The Underlying Fund benefits only if it sells the call at a profit or if,  during the call  period,  the  market  price of the underlying  investment  is above the sum of the call price plus the  transaction costs and the premium paid for the call and the  Underlying  Fund  exercises the call. If the  Underlying  Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the  Underlying  Fund  will  have  paid the  premium  but lost the right to purchase the underlying investment.

     The  Underlying  Fund can buy puts  whether or not it holds the  underlying investment in its portfolio. When the Underlying Fund purchases a put, it pays a premium and, except as to puts on indices,  has the right to sell the underlying investment  to a seller of a put on a  corresponding  investment  during the put period at a fixed  exercise  price.  Buying a put on  securities  or futures the
Underlying  Fund owns enables the  Underlying  Fund to attempt to protect itself during  the  put  period  against  a  decline  in the  value  of the  underlying investment below the exercise price by selling the underlying  investment at the exercise  price to a seller of a  corresponding  put. If the market price of the underlying  investment is equal to or above the exercise price and, as a result, the put is not  exercised  or  resold,  the put  will  become  worthless  at its expiration date. In that case the Underlying Fund will have paid the premium but lost the right to sell the underlying  investment.  However, the Underlying Fund can  sell  the put  prior to its  expiration.  That  sale may or may not be at a profit.

     Buying a put on an investment the Underlying  Fund does not own (such as an index or future)  permits  the  Underlying  Fund to resell the put or to buy the underlying  investment and sell it at the exercise price.  The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying  investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

     When the Underlying Fund purchases a call or put on an index or future,  it pays a  premium,  but  settlement  is in cash  rather  than by  delivery  of the underlying investment to the Underlying Fund. Gain or loss depends on changes in the index in question  (and thus on price  movements  in the  securities  market generally)  rather than on price  movements in individual  securities or futures contracts.

     The Underlying Fund can buy a call or put only if, after the purchase,  the value of all call and put options held by the Underlying Fund will not exceed 5%
of the Underlying Fund's total assets.

     |_| Buying and Selling Options on Foreign  Currencies.  The Underlying Fund
can buy and sell calls and puts on foreign  currencies.  They  include  puts and
calls  that  trade  on  a  securities   or   commodities   exchange  or  in  the
over-the-counter  markets  or are  quoted by major  recognized  dealers  in such options.  The  Underlying  Fund could use these calls and puts to try to protect against declines in the dollar value of foreign  securities and increases in the dollar cost of foreign securities the Underlying Fund wants to acquire.

     If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated,  the increased cost of those securities may be partially  offset by purchasing  calls or writing puts on that foreign currency.  If the Manager anticipates a decline in the dollar value of a foreign  currency,  the  decline in the  dollar  value of  portfolio  securities denominated  in that  currency  might be  partially  offset by writing  calls or purchasing  puts on that foreign  currency.  However,  the currency  rates could fluctuate  in a  direction  adverse  to  the  Underlying  Fund's  position.  The
Underlying Fund will then have incurred option premium  payments and transaction costs without a corresponding benefit.

     A call the Underlying Fund writes on a foreign currency is "covered" if the
Underlying Fund owns the underlying  foreign currency covered by the call or has an  absolute  and  immediate  right to acquire  that  foreign  currency  without additional cash consideration (or it can do so for additional cash consideration held in a segregated  account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

     The Underlying  Fund could write a call on a foreign  currency to provide a hedge  against  a  decline  in the U.S.  dollar  value of a  security  which the
Underlying Fund owns or has the right to acquire and which is denominated in the currency  underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging"
strategy.  In those  circumstances,  the  Underlying  Fund  covers the option by maintaining cash, U.S.  government  securities or other liquid,  high-grade debt securities  in an  amount  equal  to the  exercise  price  of the  option,  in a segregated account with the Underlying Fund's custodian bank.

     |_|  Risks  of  Hedging  with  Options  and  Futures.  The  use of  hedging instruments requires special skills and knowledge of investment  techniques that are  different  than what is required for normal  portfolio  management.  If the
Manager uses a hedging  instrument at the wrong time or judges market conditions incorrectly,  hedging  strategies may reduce the Underlying  Fund's return.  The
Underlying  Fund could also  experience  losses if the prices of its futures and options positions were not correlated with its other investments.

     The Underlying Fund's option activities could affect its portfolio turnover rate and brokerage commissions.  The exercise of calls written by the Underlying
Fund might cause the Underlying Fund to sell related portfolio securities,  thus increasing its turnover  rate.  The exercise by the  Underlying  Fund of puts on securities will cause the sale of underlying  investments,  increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the
Underlying Fund's control, holding a put might cause the Underlying Fund to sell the related  investments  for reasons that would not exist in the absence of the put.

     The Underlying  Fund could pay a brokerage  commission  each time it buys a call or put,  sells a call or put, or buys or sells an underlying  investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the  commissions  for direct  purchases or sales of the underlying  investments.  Premiums paid for options are small in relation to the market value of the underlying investments.  Consequently,  put and call options offer large  amounts of  leverage.  The  leverage  offered by trading in options could result in the  Underlying  Fund's net asset value being more  sensitive to changes in the value of the underlying investment.

     If a  covered  call  written  by the  Underlying  Fund is  exercised  on an investment that has increased in value,  the Underlying Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

     An  option  position  may be  closed  out  only on a market  that  provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular  option.  The Underlying
Fund might experience  losses if it could not close out a position because of an illiquid market for the future or option.

     There is a risk in using  short  hedging by selling  futures or  purchasing puts on broadly-based  indices or futures to attempt to protect against declines in the value of the Underlying Fund's portfolio securities. The risk is that the prices of the futures or the applicable  index will correlate  imperfectly  with the  behavior  of the cash  prices  of the  Underlying  Fund's  securities.  For example,  it is  possible  that  while  the  Underlying  Fund has  used  hedging instruments  in a short  hedge,  the market  might  advance and the value of the securities  held in the  Underlying  Fund's  portfolio  might  decline.  If that occurred,  the Underlying  Fund would lose money on the hedging  instruments and also  experience a decline in the value of its  portfolio  securities.  However, while this could occur for a very brief period or to a very small  degree,  over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

     The risk of  imperfect  correlation  increases  as the  composition  of the
Underlying  Fund's  portfolio  diverges  from  the  securities  included  in the applicable  index.  To compensate for the imperfect  correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments,  the Underlying Fund might use hedging instruments in a greater  dollar  amount than the dollar  amount of  portfolio  securities  being hedged.  It  might  do so if the  historical  volatility  of the  prices  of the portfolio securities being hedged is more than the historical  volatility of the applicable index.

     The ordinary  spreads  between  prices in the cash and futures  markets are subject to  distortions,  due to  differences  in the  nature of those  markets.
First,  all participants in the futures market are subject to margin deposit and
maintenance   requirements.   Rather  than  meeting  additional  margin  deposit
requirements,   investors  may  close  futures  contracts   through   offsetting
transactions  which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of the  futures  market  depends  on participants entering into offsetting  transactions rather than making or taking delivery. To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced, thus producing  distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

     The Underlying Fund can use hedging  instruments to establish a position in the securities markets as a temporary  substitute for the purchase of individual securities  (long  hedging)  by buying  futures  and/or  calls on such  futures, broadly-based indices or on securities.  It is possible that when the Underlying
Fund does so the market might decline. If the Underlying Fund then concludes not to invest in  securities  because  of  concerns  that the market  might  decline further or for other  reasons,  the  Underlying  Fund will realize a loss on the hedging  instruments  that is not  offset  by a  reduction  in the  price of the securities purchased.

     |_| Forward  Contracts.  Forward  contracts are foreign  currency  exchange contracts.  They are used to buy or sell foreign currency for future delivery at a fixed price.  The Underlying Fund uses them to "lock in" the U.S. dollar price of a security  denominated in a foreign  currency that the  Underlying  Fund has bought or sold,  or to  protect  against  possible  losses  from  changes in the relative values of the U.S. dollar and a foreign  currency.  The Underlying Fund limits its  exposure in foreign  currency  exchange  contracts  in a  particular foreign  currency to the amount of its assets  denominated in that currency or a closely-correlated  currency.  The Underlying Fund can also use  "cross-hedging"
where the Underlying  Fund hedges against  changes in currencies  other than the currency in which a security it holds is denominated.

     Under a forward contract,  one party agrees to purchase,  and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the  contract  agreed upon by the  parties.  The transaction  price  is set at the time  the  contract  is  entered  into.  These contracts are traded in the inter-bank market conducted  directly among currency traders (usually large commercial banks) and their customers.

     The  Underlying   Fund  can  use  forward   contracts  to  protect  against
uncertainty in the level of future exchange rates. The use of forward  contracts does not  eliminate  the risk of  fluctuations  in the prices of the  underlying securities  the  Underlying  Fund owns or intends to acquire,  but it does fix a rate of exchange in advance.  Although forward  contracts may reduce the risk of loss from a decline in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

     When the Underlying Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency,  or when it anticipates  receiving dividend  payments in a foreign  currency,  the Underlying  Fund might desire to
"lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments.  To do so, the Underlying Fund might enter into a forward contract for the purchase or sale of the amount of foreign currency  involved in the underlying  transaction,  in a fixed amount of U.S.  dollars per unit of the foreign  currency.  This is called a "transaction  hedge." The transaction hedge will protect the  Underlying  Fund against a loss from an adverse  change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared,  and the date on which the payments are made or received.

     The  Underlying  Fund could also use forward  contracts to lock in the U.S.
dollar value of portfolio positions. This is called a "position hedge." When the
Underlying  Fund  believes  that foreign  currency  might  suffer a  substantial decline against the U.S. dollar,  it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the
Underlying  Fund's portfolio  securities  denominated in that foreign  currency.
When the Underlying  Fund believes that the U.S. dollar may suffer a substantial decline against a foreign  currency,  it could enter into a forward  contract to buy  that  foreign  currency  for a  fixed  dollar  amount.  Alternatively,  the
Underlying Fund could enter into a forward contract to sell a different  foreign currency for a fixed U.S. dollar amount if the Underlying Fund believes that the
U.S.  dollar  value of the foreign  currency to be sold  pursuant to its forward contract will fall whenever  there is a decline in the U.S.  dollar value of the currency in which portfolio  securities of the Underlying Fund are  denominated.
That is referred to as a "cross hedge."

     The  Underlying  Fund  will  cover its short  positions  in these  cases by identifying  to its custodian  bank assets having a value equal to the aggregate amount  of  the  Underlying  Fund's  commitment  under  forward  contracts.  The
Underlying Fund will not enter into forward contracts or maintain a net exposure to such  contracts  if the  consummation  of the  contracts  would  obligate the
Underlying Fund to deliver an amount of foreign  currency in excess of the value of the Underlying  Fund's  portfolio  securities or other assets  denominated in that currency or another currency that is the subject of the hedge.  However, to avoid  excess  transactions  and  transaction  costs,  the  Underlying  Fund can maintain  a net  exposure  to  forward  contracts  in excess of the value of the
Underlying  Fund's portfolio  securities or other assets  denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any  currency.  The cover  must be at least  equal at all times to the amount of that excess. As one alternative,  the Underlying Fund can purchase a call option permitting the Underlying Fund to purchase the amount of foreign  currency being hedged by a forward sale contract at a price no higher than the forward contract price.  As another  alternative,  the Underlying  Fund can purchase a put option permitting the Underlying Fund to sell the amount of foreign currency subject to a  forward  purchase  contract  at a price as high or  higher  than the  forward contact price.

     The precise  matching of the amounts under forward  contracts and the value of the securities  involved  generally  will not be possible  because the future value  of  securities  denominated  in  foreign  currencies  will  change  as  a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the
security  and  deliver  foreign   currency  to  settle  the  original   purchase
obligation.  If the  market  value of the  security  is less than the  amount of foreign  currency the  Underlying  Fund is obligated to deliver,  the Underlying
Fund might have to purchase  additional foreign currency on the "spot" (that is, cash) market to settle the security  trade.  If the market value of the security instead exceeds the amount of foreign  currency the Underlying Fund is obligated to deliver to settle the trade,  the  Underlying  Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security.
There will be additional transaction costs on the spot market in those cases.

     The  projection  of  short-term  currency  market  movements  is  extremely difficult,  and the  successful  execution of a short-term  hedging  strategy is highly uncertain.  Forward contracts involve the risk that anticipated  currency movements  will not be  accurately  predicted,  causing the  Underlying  Fund to sustain losses on these contracts and to pay additional  transactions costs. The use of forward  contracts  in this manner  might  reduce the  Underlying  Fund's performance if there are  unanticipated  changes in currency prices to a greater degree than if the Underlying Fund had not entered into such contracts.

     At or before the maturity of a forward  contract  requiring the  Underlying
Fund to sell a currency, the Underlying Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency.  In the  alternative the
Underlying Fund might retain the security and offset its contractual  obligation to deliver the currency by purchasing a second contract. Under that contract the
Underlying  Fund will obtain,  on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly,  the Underlying Fund might close out a forward  contract  requiring it to purchase a specified  currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first  contract.  The Underlying Fund would realize a gain or loss as a result of entering into such an  offsetting  forward contract under either  circumstance.  The gain or loss will depend on the extent to which the  exchange  rate or rates  between  the  currencies  involved  moved between the execution dates of the first contract and offsetting contract.

     The costs to the Underlying  Fund of engaging in forward  contracts  varies with factors such as the currencies involved,  the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered  into  on a  principal  basis,  no  brokerage  fees or  commissions  are involved.  Because these contracts are not traded on an exchange, the Underlying
Fund must evaluate the credit and  performance  risk of the  counterparty  under each forward contract.

     Although  the  Underlying  Fund  values its  assets  daily in terms of U.S.
dollars,  it does not intend to convert its holdings of foreign  currencies into
U.S.  dollars on a daily basis. The Underlying Fund can convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for  conversion,  but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies.
Thus, a dealer might offer to sell a foreign  currency to the Underlying Fund at one rate,  while  offering a lesser  rate of  exchange  if the  Underlying  Fund desires to resell that currency to the dealer.

     |_| Interest Rate Swap  Transactions.  The  Underlying  Fund can enter into interest rate swap agreements. In an interest rate swap, the Underlying Fund and another  party  exchange  their  right to  receive  or their  obligation  to pay interest  on a  security.  For  example,  they  might  swap the right to receive floating rate payments for fixed rate payments.  The  Underlying  Fund can enter into swaps only on securities  that it owns. The Underlying  Fund will not enter into  swaps  with  respect  to more  than 25% of its  total  assets.  Also,  the
Underlying  Fund will identify  liquid assets on its books (such as cash or U.S.
government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive,  and it will adjust that amount daily, as needed.

     Swap agreements  entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Underlying  Fund under a swap agreement will be greater than the payments it received.  Credit risk arises from the possibility that the counterparty will default. If the counterparty  defaults,  the Underlying Fund's loss will consist of the net amount of contractual  interest payments that the Underlying Fund has
not  yet   received.   The  Manager   will  monitor  the   creditworthiness   of
counterparties  to the Underlying  Fund's interest rate swap  transactions on an ongoing basis.

     The  Underlying  Fund  can  enter  into  swap   transactions  with  certain
counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Underlying  Fund and that  counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a
particular   date  in  the  same  currency  in  respect  of  one  or  more  swap transactions,  the amount payable on that date in that currency shall be the net amount. In addition,  the master netting agreement may provide that if one party defaults  generally or on one swap,  the  counterparty  can terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average  cost of a  replacement  swap  for  each  swap.  It is  measured  by the mark-to-market  value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the  counterparty's  gain or loss on  termination.  The  termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

     |_| Regulatory  Aspects of Hedging  Instruments.  The  Commodities  Futures
Trading  Commission  (the "CFTC")  recently  eliminated  limitations  on futures trading by certain regulated entities including registered investment companies.
Consequently,  registered  investment  companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator.  The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity  Exchange Act
("CEA").  The Fund may use futures  and  options  for  hedging  and  non-hedging purposes to the extent consistent with its investment  objective,  internal risk management  guidelines  adopted by the Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's  prospectus or this Statement of Additional Information.

     Transactions  in options by the Underlying  Fund are subject to limitations established by the option  exchanges.  The exchanges limit the maximum number of options  that may be written or held by a single  investor or group of investors acting in concert.  Those  limits apply  regardless  of whether the options were written or purchased  on the same or  different  exchanges or are held in one or more accounts or through one or more different  exchanges or through one or more brokers.  Thus, the number of options that the Underlying Fund can write or hold may be affected by options  written or held by other  entities,  including other investment  companies  having  the same  advisor as the  Underlying  Fund (or an advisor that is an affiliate of the Underlying  Fund's  advisor).  The exchanges also impose position limits on futures  transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

     Under the  Investment  Company Act, when the  Underlying  Fund  purchases a future, it must maintain cash or readily marketable  short-term debt instruments in an amount equal to the market value of the securities  underlying the future, less the margin deposit applicable to it.

     |_| Tax Aspects of Certain Hedging  Instruments.  Certain foreign  currency exchange  contracts  in which the  Underlying  Fund can  invest  are  treated as
"Section 1256 contracts" under the Internal  Revenue Code. In general,  gains or losses relating to Section 1256 contracts are characterized as 60% long-term and
40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256  contracts that are forward  contracts generally  are treated as ordinary  income or loss.  In  addition,  Section 1256 contracts  held by the  Underlying  Fund at the end of  each  taxable  year  are
"marked-to-market,"  and  unrealized  gains or losses are treated as though they were  realized.  These  contracts also may be  marked-to-market  for purposes of determining the excise tax applicable to investment  company  distributions  and for other purposes under rules prescribed pursuant to the Internal Revenue Code.
An election can be made by the Underlying Fund to exempt those transactions from this marked-to-market treatment.

     Certain  forward  contracts the  Underlying  Fund enters into may result in
"straddles"  for federal income tax purposes.  The straddle rules may affect the character and timing of gains (or losses)  recognized by the Underlying  Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle  is allowed  only to the extent  that the loss  exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally  allowed at the point where there is no  unrecognized  gain in the offsetting  positions making up the straddle,  or the offsetting position is disposed of.

     Under the Internal  Revenue Code, the following gains or losses are treated as ordinary income or loss:

     (1) gains or losses  attributable  to  fluctuations  in exchange rates that occur between the time the Underlying Fund accrues interest or other receivables or accrues expenses or other  liabilities  denominated in a foreign currency and the time the  Underlying  Fund actually  collects such  receivables or pays such liabilities, and

     (2) gains or losses  attributable to fluctuations in the value of a foreign currency  between the date of  acquisition  of a debt security  denominated in a foreign  currency  or  foreign  currency  forward  contracts  and  the  date  of disposition.

     Currency  gains and losses are offset  against  market  gains and losses on each  trade  before  determining  a net  "Section  988"  gain or loss  under the
Internal Revenue Code for that trade,  which may increase or decrease the amount of the Underlying  Fund's  investment  income  available for distribution to its shareholders.

     |X| Temporary  Defensive and Interim  Investments.  The  Underlying  Fund's
temporary defensive investments can include (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; (ii) commercial paper rated in the  highest  category by an  established  rating  organization;  (iii)
certificates of deposit or bankers' acceptances of domestic banks with assets of
$1 billion or more; (iv) any of the foregoing securities that mature in one year or less (generally known as "cash equivalents");  (v) other short-term corporate debt obligations; and (vi) repurchase agreements.

Investment Restrictions

     |X|  What  Are  "Fundamental  Policies?"  Fundamental  policies  are  those policies that the Underlying Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Underlying Fund's outstanding voting  securities.  Under the  Investment  Company  Act, a  "majority"  vote is defined as the vote of the holders of the lesser of: o 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the  outstanding  shares are present or represented  by proxy,  or o more than 50% of the outstanding shares.

     The Underlying Fund's investment  objective is a fundamental policy.  Other policies  described in the  Underlying  Fund's  Prospectus  or its  Statement of
Additional Information and in this Appendix B are "fundamental" only if they are identified  as such.  The  Underlying  Fund's  Board  of  Directors  can  change non-fundamental  policies without  shareholder  approval.  However,  significant changes to investment  policies will be described in  supplements  or updates to the  Underlying  Fund's  Prospectus or Statement of Additional  Information,  as
appropriate.  The Underlying  Fund's most  significant  investment  policies are described in its Prospectus as well as in the  Oppenheimer  Principal  Protected
Main Street Fund II Prospectus.

     |X| Does the Underlying  Fund Have  Additional  Fundamental  Policies?  The
following  investment  restrictions  are Fundamental  policies of the Underlying
Fund.

     o The Underlying Fund cannot concentrate investments.  That means it cannot invest 25% or more of its total  assets in any  industry.  However,  there is no limitation on investments in U.S. government securities.

     o The Underlying Fund cannot invest in commodities. However, the Underlying
Fund can buy and sell any of the  hedging  instruments  permitted  by any of its other policies. It does not matter if the hedging instrument is considered to be a commodity or commodity contract.

     o The Underlying  Fund cannot invest in real estate or in interests in real estate.  However, the Underlying Fund can purchase securities of issuers holding real estate or interests  in real estate  (including  securities  of real estate investment trusts).

     o The Underlying Fund cannot  underwrite  securities of other companies.  A permitted  exception  is in case it is  deemed  to be an  underwriter  under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

     o The Underlying Fund cannot issue "senior  securities,"  but this does not prohibit  certain  investment  activities  for  which  assets  of the  Fund  are designated  as  segregated,  or margin,  collateral or escrow  arrangements  are established,  to cover the related  obligations.  Examples  of those  activities include borrowing money,  reverse repurchase  agreements,  delayed-delivery  and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

     o The Underlying Fund cannot borrow money in excess of 33 1/3% of the value of its total assets  (including the amount  borrowed).  The Underlying  Fund may borrow only from banks and/or affiliated investment  companies.  With respect to this fundamental  policy,  the Underlying Fund can borrow only if it maintains a
300% ratio of assets to  borrowings  at all times in the manner set forth in the
Investment Company Act.

     o The  Underlying  Fund  cannot make loans  except (a)  through  lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness,  (c) through an interfund  lending  program with other  affiliated funds, and (d) through repurchase agreements

     o The Underlying Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total  assets would be invested in  securities  of that  issuer  or it  would  then  own  more  than  10% of that  issuer's  voting securities. This limit applies to 75% of the Underlying Fund's total assets. The limit does not apply to securities  issued by the U.S.  Government or any of its agencies or instrumentalities, or securities of other investment companies.

     Unless  the  Underlying   Fund's  Prospectus  or  Statement  of  Additional
Information state that a percentage  restriction applies on an ongoing basis, it applies only at the time the Underlying Fund makes an investment  (except in the case of borrowing and investments in illiquid  securities).  The Underlying Fund need not sell  securities  to meet the  percentage  limits  if the  value of the investment increases in proportion to the size of the Underlying Fund.

     For  purposes  of the  Underlying  Fund's  policy  not to  concentrate  its investments as described above, the Underlying Fund has adopted  classifications of industries and groups of related  industries.  These  classifications are not fundamental policies.

     (1) In accordance  with Rule 12b-1 of the Investment  Company Act, the term
"Independent  Trustees" in this  Statement of Additional  Information  refers to those Trustees who are not "interested  persons" of the Fund and who do not have any direct or indirect  financial  interest in the operation of the distribution plan or any agreement under the plan.

     (2) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.

     (3)  In  the  case  of   Oppenheimer   Senior   Floating   Rate   Fund,   a
continuously-offered  closed-end fund,  references to contingent  deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions"
mean "repurchases" of shares.

     (4) An "employee  benefit plan" means any plan or  arrangement,  whether or not it is  "qualified"  under the  Internal  Revenue  Code,  under which Class N shares of an  Oppenheimer  fund or funds are  purchased  by a fiduciary or other administrator  for the account of  participants  who are  employees  of a single employer or of affiliated  employers.  These may include,  for example,  medical savings  accounts,  payroll  deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator  purchasing the shares for the benefit of participants in the plan.

     (5) The term "Group  Retirement  Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole  proprietorship,  members and  employees of a  partnership  or  association  or other  organized  group of persons (the members of which may include other  groups),  if the group has made special  arrangements  with  the  Distributor  and  all  members  of  the  group participating  in (or who are  eligible  to  participate  in) the plan  purchase shares  of an  Oppenheimer  fund or funds  through a single  investment  dealer, broker or other  financial  institution  designated  by the  group.  Such  plans include 457 plans, SEP-IRAs,  SARSEPs,  SIMPLE plans and 403(b) plans other than plans for  public  school  employees.  The term  "Group  Retirement  Plan"  also includes  qualified  retirement plans and  non-qualified  deferred  compensation plans and IRAs that purchase  shares of an  Oppenheimer  fund or funds through a single investment  dealer,  broker or other financial  institution that has made special arrangements with the Distributor.

     (6)  However,  that  concession  will not be paid on purchases of shares in amounts  of $1  million  or more  (including  any  right of  accumulation)  by a
Retirement Plan that pays for the purchase with the redemption proceeds of Class
C shares  of one or more  Oppenheimer  funds  held by the Plan for more than one year.

     (7) This provision does not apply to IRAs.

     (8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial  plans  after your  separation  from  service in or after the year you reached age 55.

     (9) The  distribution  must be requested  prior to Plan  termination or the elimination of the Oppenheimer funds as an investment option under the Plan.

     (10) This provision does not apply to IRAs.

     (11) This provision does not apply to loans from 403(b)(7)  custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.

     (11) This  provision  does not apply to  403(b)(7)  custodial  plans if the participant is less than age 55, nor to IRAs.

Oppenheimer Principal Protected Main Street Fund II(R)

Internet Website:
      www.oppenheimerfunds.com

Investment Adviser
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL.OPP (225.5677)

Custodian Bank
      JPMorgan Chase Bank
      4 Chase MetroTech Center
      Brooklyn, New York 11245

Independent Registered Public Accounting Firm
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Fund
      Myer, Swanson, Adams & Wolf, P.C.
      1350 Lawrence Street, Suite 100
      Denver, CO 80204

Counsel to the Independent Trustees
      Bell, Boyd & Lloyd LLC
      70 West Madison Street, Suite 3100
      Chicago, Illinois 60602

(OppenheimerFunds logo)
PX0711.001.1207

                     OPPENHEIMER PRINCIPAL PROTECTED TRUST II

                                         FORM N-1A

                                           PART C

                                     OTHER INFORMATION

Item 23. - Exhibits

     (a) Declaration of Trust dated 8/12/03:  Previously filed with Registrant's initial registration statement, 8/20/03, and incorporated herein by reference.

     (b) By-Laws dated as of 8/12/03: Previously filed with Registrant's initial registration statement, 8/20/03, and incorporated herein by reference.

     (c)  (i)  Specimen  Class  A  Share  Certificate:   Previously  filed  with
Registrant's  Pre-Effective Amendment No. 1, 11/6/03, and incorporated herein by reference.

     (ii) Specimen Class B Share Certificate: Previously filed with Registrant's
Post-Effective Amendment No. 4, 10/25/04, and incorporated herein by reference.

     (iii)  Specimen   Class  C  Share   Certificate:   Previously   filed  with
Registrant's  Post-Effective  Amendment No. 4, 10/25/04, and incorporated herein by reference.

     (d)  Amended and  Restated  Investment  Advisory  Agreement  dated  1/1/05:
Previously filed with Registrant's Post-Effective Amendment No. 6, 10/25/05, and
incorporated herein by reference.

     (e) (i) General  Distributor's  Agreement dated 10/9/03:  Previously  filed with  Registrant's  Pre-Effective  Amendment  No. 1, 11/6/03,  and  incorporated herein by reference.

     (ii)  Form of  Dealer  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  34 to the  Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06),
and incorporated herein by reference.

     (iii)  Form of Broker  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  34 to the  Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06),
and incorporated herein by reference.

     (iv)  Form of  Agency  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  34 to the  Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06),
and incorporated herein by reference.

     (v) Form of Trust Company Fund/SERV Purchase Agreement of  OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration  Statement  of  Oppenheimer  High Yield Fund  (Reg.  No.  2-62076),
(10/26/01), and incorporated herein by reference.

     (vi)  Form  of  Trust   Company   Agency   Agreement  of   OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective Amendment No. 34 to the
Registration   Statement  of   Oppenheimer   Main  Street  Funds,   Inc.   (Reg.
No.33-17850), (10/23/06), and incorporated herein by reference.

     (f) Form of Amended and Restated  Compensation  Deferral  Plan for Eligible
Trustees:   Previously  filed  with  Post-Effective  Amendment  No.  18  to  the
Registration  Statement  of  Oppenheimer   International  Bond  Fund  (Reg.  No.
33-58383), (12/20/07), and incorporated herein by reference.

     (g) (i) Global Custody  Agreement dated August 16, 2002:  Previously  filed
with  Post-Effective   Amendment  No.  51  to  the  Registration   Statement  of
Oppenheimer  Capital  Appreciation  Fund (Reg.  No.  2-69719),  (10/23/06),  and
incorporated herein by reference.

     (ii) Amendment dated October 2, 2003 to the Global Custody  Agreement dated
August 16, 2002: Previously filed with Registrant's  Pre-Effective Amendment No.
1  to  the  Registration  Statement,   (11/6/03),  and  incorporated  herein  by
reference.

     (h) (i) Financial  Warranty  Agreement dated January 20, 2004 among Merrill
Lynch Bank USA, OppenheimerFunds, Inc. and the Registrant: Previously filed with
Registrant's Post-Effective Amendment No. 1, 1/26/04, and incorporated herein by reference.

     (ii) Service Agreement dated January 20, 2004 among OppenheimerFunds, Inc., the Registrant,  J.P.  Morgan Chase Bank and Merrill Lynch Bank USA:  Previously
filed  with   Registrant's   Post-Effective   Amendment  No.  1,  1/26/04,   and
incorporated herein by reference.

     (i) Opinion and Consent of Counsel  dated  11/5/03:  Previously  filed with
Registrant's  Pre-Effective  Amendment No 1, 11/6/03, and incorporated herein by reference.

     (j) (i)  Consent of Deloitte & Touche LLP,  independent  registered  public accounting firm, with respect to Registrant's  audited financial  statements and with respect to the audited financial statements of Oppenheimer Main Street Fund incorporated  in the Statement of  Additional  Information  by reference:  Filed herewith.

     (ii)  Consent  of  Deloitte & Touche  LLP,  independent  registered  public accounting  firm,  with respect to the audited  financial  statements of Merrill
Lynch Bank USA: To be filed by amendment.

     (k) (i)  Audited  financial  statements  of  Merrill  Lynch  Bank USA as of
12/29/06: To be filed by amendment.

     (ii) Unaudited quarterly financial  statements of Merrill Lynch Bank USA as of 3/30/07: To be filed by amendment.

     (iii) Unaudited quarterly financial statements of Merrill Lynch Bank USA as of 6/29/07: To be filed by amendment.

     (iv) Unaudited quarterly financial  statements of Merrill Lynch Bank USA as of 9/28/07: To be filed by amendment.

     (l) Investment Letter dated October 9, 2003 from OppenheimerFunds,  Inc. to
Registrant:  Previously filed with Registrant's  Pre-Effective  Amendment No. 1,
11/6/03, and incorporated herein by reference.

     (m) (i) Amended and Restated  Service Plan and Agreement for Class A shares for  Oppenheimer  Principal  Protected  Main  Street  Fund  II  dated  10/28/05:
Previously filed with Registrant's  Post-Effective Amendment No. 8, 12/5/06, and
incorporated herein by reference.

     (ii) Amended and Restated  Distribution  and Service Plan and Agreement for
Class B shares for  Oppenheimer  Principal  Protected  Main Street Fund II dated
10/28/05:  Previously filed with  Registrant's  Post-Effective  Amendment No. 8,
12/5/06, and incorporated herein by reference.

     (iii) Amended and Restated  Distribution and Service Plan and Agreement for
Class C shares for  Oppenheimer  Principal  Protected  Main Street Fund II dated
10/28/05:  Previously filed with  Registrant's  Post-Effective  Amendment No. 8,
12/5/06, and incorporated herein by reference.

     (n) Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated through
8/29/07: Previously filed with the Initial Registration Statement of Oppenheimer
Portfolio  Series Fixed Income Investor Fund (Reg. No.  333-146105),  (9/14/07),
and incorporated herein by reference.

     (o) Powers of Attorney for all  Trustees/Directors  and Principal Officers:
Previously  filed  with  the  Initial  Registration   Statement  of  Oppenheimer
Portfolio  Series Active  Allocation Fund (Reg. No.  333-146105),  9/14/07,  and
incorporated herein by reference.

     (p)  Amended and  Restated  Code of Ethics of the  Oppenheimer  Funds dated
August  30,  2007  under  Rule  17j-1  of the  Investment  Company  Act of 1940:
Previously  filed  with  the  Initial  Registration   Statement  of  Oppenheimer
Portfolio Series Fixed Income Investor Fund (Reg. No.  333-146105),  (09/14/07),
and incorporated herein by reference.

     Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

     Reference  is made to the  provisions  of Article  Seventh of  Registrant's
Amended  and  Restated  Declaration  of  Trust  filed as  Exhibit  23(a) to this
Registration Statement, and incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be  permitted  to  trustees,  officers  and  controlling  persons of
Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant  has been advised that in the opinion of the Securities and Exchange  Commission such indemnification  is against  public policy as expressed in the Securities Act of
1933  and  is,  therefore,   unenforceable.  In  the  event  that  a  claim  for
indemnification  against such liabilities  (other than the payment by Registrant of expenses  incurred  or paid by a trustee,  officer or  controlling  person of
Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted by such trustee, officer or controlling person, Registrant will, unless in the  opinion  of its  counsel  the matter  has been  settled  by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is  against  public  policy  as  expressed  in  the
Securities  Act of 1933 and will be governed by the final  adjudication  of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

     (a) OppenheimerFunds,  Inc. is the investment adviser of the Registrant; it and  certain  subsidiaries  and  affiliates  act in the same  capacity  to other investment  companies,  including without  limitation those described in Parts A and B hereof and listed in Item 26(b) below.

     (b)  There  is  set  forth  below  information  as to any  other  business, profession, vocation or employment of a substantial nature in which each officer and  director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged for  his/her own account or in the  capacity of director, officer, employee, partner or trustee.

--------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc. Other Business and Connections  During the Past Two
                            Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy L. Abbuhl,          Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Adams               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Agan,                Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc. and  Shareholders  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carl Algermissen,           None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Amato,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Beck Apostolopoulos, None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Janette Aprilante,          Secretary  (since  December  2001)  of:  Centennial
Vice President & Secretary  Asset  Management   Corporation,   OppenheimerFunds
                            Distributor,  Inc.,  HarbourView  Asset  Management
                            Corporation  (since  June 2003),  Oppenheimer  Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,   Shareholder   Services,   Inc.,
                            Trinity  Investment  Management  Corporation (since
                            January  2005),  OppenheimerFunds  Legacy  Program,
                            OFI Private  Investments Inc. (since June 2003) and
                            OFI  Institutional  Asset  Management,  Inc. (since
                            June  2003).   Assistant  Secretary  of  OFI  Trust
                            Company (since December 2001).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dmitri Artemiev             Formerly (until January 2007)  Analyst/Developer at
Assistant Vice President    Fidelity Investments.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hany S. Ayad,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Bailey,            Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc.  (since March 2006).  Formerly Vice  President
                            at T. Rowe Price  Group  (September  2000 - January
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Baker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Michael Banta,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Bass,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Baum,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeff Baumgartner,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Baylin,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Todd Becerra,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Beichert,          Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President       Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald B. Bellamy,          Assistant  Vice  President  (Sales  Manager  of the
Assistant Vice President    International  Division) of OFI Institutional Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik S. Berg,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Bertucci,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rajeev Bhaman,              None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig Billings,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Binning,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert J. Bishop,           Treasurer (since October 2003) of  OppenheimerFunds
Vice President              Distributor,  Inc. and Centennial  Asset Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Beth Bleimehl,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa I. Bloomberg,          None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Veronika Boesch,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Chad Boll,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antulio N. Bomfim,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michelle Borre Massick,     None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori E. Bostrom,            None
Vice President & Senior
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Bourgeois,             Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David J. Bowers             Formerly  (until  July 2007)  Analyst at  Evergreen
Assistant Vice President    Investments.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Boydell,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Britton,            Formerly     CTO/Managing     Director     of    IT
Vice President              Infrastructure   at   GMAC   Residential    Funding
                            Corporation (October 2000 - October 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Garrett C. Broadrup,        Formerly  an  Associate  at Davis  Polk &  Wardwell
Assistant Vice President &  (October 2002 - October 2006).
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Bromberg,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Holly Broussard,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristine Bryan-Levin,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stephanie Bullington,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Burke,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Burns,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JoAnne Butler,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoffrey Caan,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dale William Campbell,      Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Campbell,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine Carroll,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Debra Casey,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maria Castro,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Chaffee,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Chibnik,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Sheng Chu,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Clark,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
H.C. Digby Clements,        None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Closs,               Formerly (until January 2007)  Development  Manager
Assistant Vice President    at OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Peter V. Cocuzza,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald James Concepcion,    None.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Susan Cornwell,             Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc.  and  Shareholder  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OppenheimerFunds Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cheryl Corrigan,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Belinda J. Cosper,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Cottier,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lauren Coulston,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Terry Crady,                Formerly     IT     Development      Manager     at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George Curry,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie C. Cusker,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Dachille,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Damian,                None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Dawson,              None.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Delano,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kendra Delisa,              Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Demarco,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig P. Dinsell,           None
Executive Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randall C. Dishmon,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rebecca K. Dolan,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven D. Dombrower,        Senior Vice  President  of OFI Private  Investments
Vice President              Inc.;    Vice    President   of    OppenheimerFunds
                            Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sara Donahue,               Formerly   (until   November   2006)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alicia Dopico,              Formerly    (until    August   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Doyle,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bruce C. Dunbar,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Dvorak,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Edmiston,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A. Taylor Edwards,          None
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Venkat Eleswarapu,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel R. Engstrom,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James Robert Erven,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George R. Evans,            None
Senior Vice President &
Director of International
Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward N. Everett,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathy Faber,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Falicia,              Assistant   Secretary   (as  of   July   2004)   of
Assistant Vice President    HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rachel Fanopoulos,          Formerly    Manager    (until   August   2007)   of
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew Farkas,             Formerly  Associate at Epstein Becker & Green, P.C.
Assistant Vice President    (September 2000 - March 2006).
and Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristie Feinberg,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Ferguson,           Formerly Senior  Marketing  Manager at ETrade (June
Assistant Vice President    2006 - January 2007) and Senior  Marketing  Manager
                            at Axa Financial (April 2000 - June 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Emmanuel Ferreira,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald H. Fielding,         Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President;      Inc.;  Director  of ICI Mutual  Insurance  Company;
Chairman of the Rochester   Governor  of St.  John's  College;  Chairman of the
Division                    Board  of  Directors  of  International  Museum  of
                            Photography at George Eastman House.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bradley G. Finkle,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven Fling,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John E. Forrest,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Foxhoven,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Colleen M. Franca,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barbara Fraser,             None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donald French,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dominic Freud,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hazem Gamal,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Gapay,              Formerly (as of January  2007) Help Desk Manager at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Seth Gelman,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Gerlach,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles W. Gilbert,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Gibson,                Formerly  Manager at Barclays Capital (January 2002
Assistant Vice President    - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip S. Gillespie,       None
Senior Vice President &
Assistant Secretary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alan C. Gilston,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill E. Glazerman,          None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin J. Gord,           Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation   and   of  OFI   Institutional   Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Raquel Granahan,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert B. Grill,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol Guttzeit,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marilyn Hall,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Haney,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Hauenstein,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert W. Hawkins,          None
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas B. Hayes,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Heidi Heikenfeld,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annika Helgerson,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Herrmann,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dennis Hess,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph Higgins,             Vice   President   of   OFI   Institutional   Asset
Vice President              Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dorothy F. Hirshman,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Hoelscher,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eivind Holte,               Formerly Vice  President at U.S. Trust (June 2005 -
Vice President              October 2007)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Hourihan,             Assistant  Secretary  of  OFI  Institutional  Asset
Vice President & Associate  Management,  Inc. (since April 2006). Formerly Vice
Counsel                     President  and  Senior  Counsel  at   Massachusetts
                            Financial Service Company (June 2004 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward Hrybenko,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Andrew Huddleston,    None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott T. Huebl,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Margaret Hui,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dana Hunter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Huttlin,               Senior   Vice    President    (Director    of   the
Senior Vice President       International  Division)  (since  January  2004) of
                            OFI Institutional Asset Management,  Inc.; Director
                            (since     June    2003)    of     OppenheimerFunds
                            International Distributor Limited.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James G. Hyland,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Bridget Ireland,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen T. Ives,           Vice   President   and   Assistant   Secretary   of
Vice President, Senior      OppenheimerFunds  Distributor, Inc. and Shareholder
Counsel & Assistant         Services,  Inc.;  Assistant Secretary of Centennial
Secretary                   Asset  Management   Corporation,   OppenheimerFunds
                            Legacy Program and Shareholder  Financial Services,
                            Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Jaume,              Senior  Vice   President   of   HarbourView   Asset
Vice President              Management  Corporation and OFI Institutional Asset
                            Management, Inc.; Director of OFI Trust Company.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Frank V. Jennings,          None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Jennings,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jin Jo,                     Formerly  Audit  Manager  at  Deloitte & Touche LLP
Assistant Vice President    (as of August 2007)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Kadehjian,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Kandilis,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amee Kantesaria,            Formerly  Counsel  at  Massachusetts   Mutual  Life
Assistant Vice President    Insurance Company
                            (May 2005-December 2006).
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rezo Kanovich,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas W. Keffer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James Kennedy,              Formerly  self-employed  (December 2005 - September
Senior Vice President       2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Keogh,              Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Kiernan,               None
Assistant Vice President &
Marketing Compliance
Manager
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Kim,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Audrey Kiszla,              Formerly Vice  President at First Horizon  Merchant
Vice President              Services (December 2005- May 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Klassen,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Knott,              None
Executive Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Kohn,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin S. Korn,             None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tatyana Kosheleva,          Formerly (as of April 2007) Finance  Manager at IBM
Assistant Vice President    Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Kramer,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
S. Arthur Krause,           Formerly Product Manager of OppenheimerFunds,  Inc.
Assistant Vice President    (as of January 2007).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gloria LaFond,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Lamentino,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Lange,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc. and OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey P. Lagarce,         President of OFI  Institutional  Asset  Management,
Senior Vice President       Inc. as of January 2005.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Latino,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gayle Leavitt,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher M. Leavy,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randy Legg,                 None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Leitzinger,           Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc. and Shareholder Financial Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Justin Leverenz,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael S. Levine,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Levitt,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gang Li,                    None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shanquan Li,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie A. Libby,             Senior Vice  President  of OFI Private  Investments
Senior Vice President       Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Lifshey,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mitchell J. Lindauer,       None
Vice President & Assistant
General Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bill Linden,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Malissa B. Lischin,         Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Justin Livengood,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christina Loftus,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Lolli,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel G. Loughran          None
Senior Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patricia Lovett,            Vice President of Shareholder  Financial  Services,
Senior Vice President       Inc.  and  Senior  Vice  President  of  Shareholder
                            Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Misha Lozovik,              None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dongyan Ma,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Macchia,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Martin,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry Mandzij,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angelo G. Manioudakis,      Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and of  OFI  Institutional
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carolyn Maxson,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William T. Mazzafro,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trudi McCanna,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Neil McCarthy,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elizabeth McCormack,        Vice   President   and   Assistant   Secretary   of
Vice President              HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McDonnell,           Formerly  Senior  Vice  President  at Lehman  Bros.
Vice President              (April 1995 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McGovern,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles L. McKenzie,        Chairman of the Board,  Director,  Chief  Executive
Senior Vice President       Officer  and   President  of  OFI  Trust   Company;
                            Chairman,    Chief   Executive    Officer,    Chief
                            Investment    Officer    and    Director   of   OFI
                            Institutional   Asset   Management,   Inc.;   Chief
                            Executive  Officer,   President,   Senior  Managing
                            Director   and   Director  of   HarbourView   Asset
                            Management   Corporation;    Chairman,   President;
                            Director   of   Trinity    Investment    Management
                            Corporation and Vice President of Oppenheimer  Real
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William McNamara,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mary McNamee,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Medev,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucienne Mercogliano,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jay Mewhirter,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Andrew J. Mika,             None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jan Miller,                 None.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rejeev Mohammed,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nikolaos D. Monoyios,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sarah Morrison,             Formerly   (as  of   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Mulcahy,               None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John V. Murphy,             President and  Management  Director of  Oppenheimer
Chairman, Chief             Acquisition   Corp.;   President  and  Director  of
Executive Officer &         Oppenheimer Real Asset Management,  Inc.;  Chairman
Director                    and  Director of  Shareholder  Services,  Inc.  and
                            Shareholder  Financial Services,  Inc.; Director of
                            OppenheimerFunds     Distributor,     Inc.,     OFI
                            Institutional   Asset  Management,   Inc.,  Trinity
                            Investment  Management  Corporation,  Tremont Group
                            Holdings,   Inc.,   HarbourView   Asset  Management
                            Corporation  and  OFI  Private   Investments  Inc.;
                            Executive  Vice President of  Massachusetts  Mutual
                            Life   Insurance    Company;    Director   of   DLB
                            Acquisition   Corporation;    a   member   of   the
                            Investment Company Institute's Board of Governors.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Meaghan Murphy,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Suzanne Murphy,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas J. Murray,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Nasta,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Newman,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Norman,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James B. O'Connell,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew O'Donnell,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Ogren,                 Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tony Oh,                    None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John J. Okray,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristina Olson,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lerae A. Palumbo,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Patton,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Pellegrino,        None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allison C. Pells,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert H. Pemble,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori L. Penna,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Petersen,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marmeline Petion-Midy,      None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Pfeffer,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President &     Management Corporation since February 2004.
Chief Financial Officer
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Phillips,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gary Pilc,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Piper,                 Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeaneen Pisarra,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nicolas Pisciotti,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Polak,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sergei Polevikov,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey Portnoy,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Preuss,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen Puckett,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Quarles,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael E. Quinn,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie S. Radtke,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Raeke,              Formerly  (as of July 2007) Vice  President  at MFS
Assistant Vice President    Investment Management.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Norma J. Rapini,            None
Assistant Vice President :
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Corry E. Read,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Reinganum,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Reiter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Rhodes,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Richter,               Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.  Formerly Investment Officer at Alaska
                            Permanent Fund  Corporation  (April 2005 - February
                            2006)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Claire Ring,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Grace Roberts,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Robertson,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Robis,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antoinette Rodriguez,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacey Roode,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey S. Rosen,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jessica Rosenfeld,          None.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacy Roth,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Royce,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adrienne Ruffle,            None.
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kim Russomanno,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald Rutledge,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie Anne Ryan,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Ryan,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rohit Sah,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gary Salerno,               Formerly   (as  of  May  2007)   Separate   Account
Assistant Vice President    Business Liaison at OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Valerie Sanders,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Savallo,               Formerly     Senior     Business     Analyst     at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rudi W. Schadt,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mary Beth Schellhorn,       Formerly  Human   Resources   Generalist  at  Misys
Assistant Vice President    Banking Systems (November 2000 - June 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen P. Schoenfeld,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Schneider,          Formerly  Human  Resources  Manager at ADT Security
Assistant Vice President    Services (December 2001 - July 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott A. Schwegel,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allan P. Sedmak,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer L. Sexton,         Senior Vice  President  of OFI Private  Investments
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Asutosh Shah,               Formerly   Vice    President   at   Merrill   Lynch
Vice President              Investment   Managers  (February  2002  -  February
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kamal Shah,                 None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Navin Sharma,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tammy Sheffer,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mary Dugan Sheridan,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David C. Sitgreaves,        None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Skatrud,            Formerly (as of March 2007)  Corporate Bond Analyst
Assistant Vice President    at Putnam Investments.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Enrique H. Smith,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Smith,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Louis Sortino,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith J. Spencer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marco Antonio Spinar,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Stein,                Formerly  Vice  President  of  Client  Services  at
Vice President              XAware, Inc. (October 2002 - August 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard A. Stein,           None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur P. Steinmetz,        Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Stevens,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin Stewart,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Peter Strzalkowski,         Formerly  (as  of  August  2007)   Founder/Managing
Vice President              Partner at Vector Capital Management.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John P. Stoma,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amy Sullivan,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Deborah A. Sullivan,        Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carole Sumption,            Formerly  Vice  President at Policy  Studies,  Inc.
Vice President              (July 2003 - April 2007).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Sussman,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Swaney,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian C. Szilagyi,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin Telles,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Toomey,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Toner,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melinda Trujillo,           Formerly  Senior  Manager at CoBank,  ACB  (January
Assistant Vice President    2004 - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leonid Tsvayg,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith Tucker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cameron Ullyatt,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angela Uttaro,              None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark S. Vandehey,           Vice  President  and Chief  Compliance  Officer  of
Senior Vice President &     OppenheimerFunds   Distributor,   Inc.,  Centennial
Chief Compliance Officer    Asset   Management   Corporation   and  Shareholder
                            Services,   Inc.;  Chief   Compliance   Officer  of
                            HarbourView  Asset  Management  Corporation,   Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,  Trinity  Investment   Management
                            Corporation,  OppenheimerFunds  Legacy Program, OFI
                            Private  Investments Inc. and OFI Trust Company and
                            OFI Institutional Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maureen Van Norstrand,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nancy Vann,                 None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rene Vecka,                 None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Vermette,           Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elaine Villas-Obusan,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ryan Virag,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jake Vogelaar,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip F. Vottiero,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Walsh,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Darren Walsh,               Formerly  General Manager and Senior Vice President
Executive Vice President    of  Comverse  (December  2005  -  September  2006);
                            Senior Vice  President of Strategic  Initiatives at
                            CSG Systems (2002 - December 2005)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Deborah Weaver,
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry A. Webman,            Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher D. Weiler,      None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barry D. Weiss,             Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation  and  of  Centennial  Asset  Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melissa Lynn Weiss,         None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Wells,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph J. Welsh,            Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine M. White,         Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor,  Inc.;  member of the American Society
                            of Pension Actuaries (ASPA) since 1995.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Troy Willis,                None
Assistant Vice President,
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mitchell Williams,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie Wimer,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donna M. Winn,              President,  Chief  Executive  Officer & Director of
Senior Vice President       OFI Private  Investments Inc.; Director & President
                            of  OppenheimerFunds  Legacy  Program;  Senior Vice
                            President of OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Philip Witkower,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian W. Wixted,            Treasurer   of   HarbourView    Asset    Management
Senior Vice President &     Corporation;  OppenheimerFunds  International Ltd.,
Treasurer                   Oppenheimer    Real   Asset    Management,    Inc.,
                            Shareholder Services,  Inc.,  Shareholder Financial
                            Services,  Inc., OFI Private  Investments Inc., OFI
                            Institutional      Asset     Management,      Inc.,
                            OppenheimerFunds  plc and  OppenheimerFunds  Legacy
                            Program;  Treasurer and Chief Financial  Officer of
                            OFI   Trust   Company;   Assistant   Treasurer   of
                            Oppenheimer Acquisition Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol E. Wolf,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and  of  Centennial  Asset
                            Management Corporation;  serves on the Board of the
                            Colorado Ballet.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Meredith Wolff,             None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Oliver Wolff,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Wolfgruber,            Director   of   Tremont   Group   Holdings,   Inc.,
President, Chief            HarbourView  Asset  Management  Corporation and OFI
Investment Officer &        Institutional  Asset  Management,  Inc. (since June
Director                    2003).    Management    Director   of   Oppenheimer
                            Acquisition Corp. (since December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Caleb C. Wong,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward C. Yoensky,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoff Youell,               None.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucy Zachman,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert G. Zack,             General  Counsel  of  Centennial  Asset  Management
Executive Vice President &  Corporation;   General   Counsel  and  Director  of
General Counsel             OppenheimerFunds  Distributor,  Inc.;  Senior  Vice
                            President and General Counsel of HarbourView  Asset
                            Management  Corporation and OFI Institutional Asset
                            Management,  Inc.;  Senior Vice President,  General
                            Counsel  and  Director  of  Shareholder   Financial
                            Services,  Inc.,  Shareholder  Services,  Inc., OFI
                            Private    Investments    Inc.;    Executive   Vice
                            President,  General  Counsel  and  Director  of OFI
                            Trust Company;  Director and Assistant Secretary of
                            OppenheimerFunds    International   Limited;   Vice
                            President,   Secretary   and  General   Counsel  of
                            Oppenheimer    Acquisition   Corp.;   Director   of
                            OppenheimerFunds      International     Distributor
                            Limited; Vice President of OppenheimerFunds  Legacy
                            Program;    Vice    President   and   Director   of
                            Oppenheimer Partnership Holdings Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Neal A. Zamore,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anna Zatulovskaya,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark D. Zavanelli,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alex Zhou,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald Zibelli, Jr.         Formerly  Managing  Director  and Small Cap  Growth
Vice President              Team Leader at Merrill Lynch.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur J. Zimmer,           Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Baring SMA International Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Master Loan Fund LLC
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Equity Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Portfolio Series Fixed Income Active Allocation Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer Principal
     Protected Trust III)
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer SMA Core Bond Fund
Oppenheimer SMA International Bond Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

     The address of the Oppenheimer  funds listed above,  Shareholder  Financial
Services,   Inc.,  Shareholder  Services,   Inc.,   OppenheimerFunds   Services,
Centennial Asset Management Corporation,  and OppenheimerFunds Legacy Program is
6803 South Tucson Way, Centennial, Colorado 80112-3924.

     The address of OppenheimerFunds,  Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Acquisition  Corp., OFI
Private Investments Inc., OFI Institutional Asset Management,  Inc.  Oppenheimer
Real Asset Management, Inc. and OFI Trust Company is Two World Financial Center,
225 Liberty Street, 11th Floor, New York, New York 10281-1008.

     The address of Tremont Group  Holdings,  Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

     The address of  OppenheimerFunds  International  Ltd. is 30 Herbert Street,
Dublin 2, Ireland.

     The  address  of Trinity  Investment  Management  Corporation  is 301 North
Spring Street, Bellefonte, Pennsylvania 16823.

     The address of OppenheimerFunds  International Distributor Limited is Suite
1601, Central Tower, 28 Queen's Road Central, Hong Kong.

Item 27. Principal Underwriter

     (a)   OppenheimerFunds   Distributor,   Inc.  is  the  Distributor  of  the
Registrant's  shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser,  as described in Part A and Part B of this  Registration  Statement and listed  in  Item  26(b)  above  (except  Panorama  Series  Fund,  Inc.)  and for
MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

----------------------------------------------------------------------------------
Name & Principal                 Position & Office        Position and Office
Business Address                 with Underwriter         with Registrant
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Timothy Abbhul(1)                Vice President and       None
                                 Treasurer
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Agan(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Anthony Allocco(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janette Aprilante(2)             Secretary                None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Apostolopoulos(1)         Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Barker                     Vice President           None
1723 W. Nelson Street
Chicago, IL 60657
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen Beichert(1)             Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rocco Benedetto(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Beringer                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rick Bettridge                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David A. Borrelli                Vice President           None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey R. Botwinick             Vice President           None
4431 Twin Pines Drive
Manlius, NY 13104
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Sarah Bourgraf(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryan Bracchi                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Brennan(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joshua Broad(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin E. Brosmith                Senior Vice President    None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey W. Bryan                 Vice President           None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ross Burkstalker                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Campbell(1)              Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Caruso                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donelle Chisolm(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Andrew Chonofsky                 Vice President           None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Angelanto Ciaglia(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Melissa Clayton(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Colby(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rodney Constable(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Susan Cornwell(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Neev Crane                       Vice President           None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Daley                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Fredrick Davis                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Davis(2)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Stephen J. Demetrovits(2)        Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Dombrower                 Vice President           None
13 Greenbrush Court
Greenlawn, NY 11740
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George P. Dougherty              Vice President           None
328 Regency Drive
North Wales, PA 19454
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cliff H. Dunteman                Vice President           None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Beth Arthur Du Toit(1)           Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent M. Elwell                   Vice President           None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gregg A. Everett                 Vice President           None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George R. Fahey                  Senior Vice President    None
9511 Silent Hills Lane
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric C. Fallon                   Vice President           None
10 Worth Circle
Newton, MA 02458
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Fereday                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joseph Fernandez                 Vice President           None
1717 Richbourg Park Drive
Brentwood, TN 37027
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark J. Ferro                    Senior Vice President    None
104 Beach 221st Street
Breezy Point, NY 11697
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ronald H. Fielding(3)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric P. Fishel                   Vice President           None
725 Boston Post Rd., #12
Sudbury, MA 01776
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick W. Flynn                 Senior Vice President    None
14083 East Fair Avenue
Englewood, CO 80111
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John E. Forrest(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John ("J") Fortuna(2)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jayme D. Fowler                  Vice President           None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Friebel                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alyson Frost                     Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Fuermann                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charlotte Gardner(1)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lucio Giliberti                  Vice President           None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Gottesman                Vice President           None
255 Westchester Way
Birmingham, MI 48009
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Raquel Granahan(4)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ralph Grant                      Senior Vice President    None
10 Boathouse Close
Mt. Pleasant, SC 29464
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kahle Greenfield(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Grill(2)                  Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Grossjung                   Vice President           None
4002 N. 194th Street
Elkhorn, NE 68022
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael D. Guman                 Vice President           None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James E. Gunter                  Vice President           None
603 Withers Circle
Wilmington, DE 19810
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Garrett Harbron                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin J. Healy(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy G. Hetson(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennifer Hoelscher(1)            Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William E. Hortz(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward Hrybenko(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Amy Huber(1)                     Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Husch                   Vice President           None
37 Hollow Road
Stonybrook, NY 11790
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Hyland(2)                Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Keith Hylind(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen T. Ives(1)              Vice President &         Assistant Secretary
                                 Assistant Secretary
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Shonda Rae Jaquez(2)             Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Nivan Jaleeli                    Vice President           None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric K. Johnson                  Vice President           None
8588 Colonial Drive
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Elyse Jurman                     Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew Kasa                     Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Keffer(2)                 Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Keogh(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian Kiley(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lisa Klassen(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Klein                    Senior Vice President    None
4820 Fremont Avenue South
Minneapolis, MN 55419
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Knott(1)                 President and Director   None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brent A. Krantz                  Senior Vice President    None
61500 Tam McArthur Loop
Bend, OR 97702
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Kristenson(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David T. Kuzia                   Vice President           None
10258 S. Dowling Way
Highlands Ranch, CO 80126
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Lange(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jesse Levitt(2)                  Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric J. Liberman                 Vice President           None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Malissa Lischin(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina Loftus(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Loncar                    Vice President           None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Lyman                      Vice President           None
7425 Eggshell Drive
N. Las Vegas, NV 89084
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Maddox(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Malik                    Vice President           None
546 Idylberry Road
San Rafael, CA 94903
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven C. Manns                  Vice President           None
1627 N. Hermitage Avenue
Chicago, IL 60622
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Todd A. Marion                   Vice President           None
24 Midland Avenue
Cold Spring Harbor, NY 11724
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
LuAnn Mascia(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael McDonald                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John C. McDonough                Senior Vice President    None
533 Valley Road
New Canaan, CT 06840
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent C. McGowan                  Vice President           None
9510 190th Place SW
Edmonds, WA 98020
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Medina                  Vice President           None
3009 Irving Street
Denver, CO 80211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Meerman                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Daniel Melehan                   Vice President           None
906 Bridgeport Court
San Marcos, CA 92069
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Saul Mendoza                     Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark Mezzanotte                  Vice President           None
16 Cullen Way
Exeter, NH 03833
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew L. Michaelson            Vice President           None
1250 W. Grace, #3R
Chicago, IL 60613
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Noah Miller(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Clint Modler(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Moser                     Vice President           None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David W. Mountford               Vice President           None
7820 Banyan Terrace
Tamarac, FL 33321
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gzim Muja                        Vice President           None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew Mulcahy(2)               Vice President           None
----------------------------------------------------------------------------------
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Wendy Jean Murray                Vice President           None
32 Carolin Road
Upper Montclair, NJ 07043
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John S. Napier                   Vice President           None
17 Hillcrest Ave.
Darien, CT 06820
----------------------------------------------------------------------------------
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Christina Nasta(2)               Vice President           None
----------------------------------------------------------------------------------
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Kevin P. Neznek(2)               Vice President           None
----------------------------------------------------------------------------------
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Christopher Nicholson            Vice President           None
----------------------------------------------------------------------------------
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Bradford G. Norford              Vice President           None
5095 Lahinch Ct.
Westerville, OH 43082
----------------------------------------------------------------------------------
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Alan Panzer                      Vice President           None
6755 Ridge Mill Lane
Atlanta, GA 30328
----------------------------------------------------------------------------------
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Donald Pawluk(2)                 Vice President           None
----------------------------------------------------------------------------------
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Brian C. Perkes                  Vice President           None
6 Lawton Ct.
Frisco, TX 75034
----------------------------------------------------------------------------------
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Wayne Perry                      Vice President           None
----------------------------------------------------------------------------------
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Charles K. Pettit(2)             Vice President           None
----------------------------------------------------------------------------------
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Aaron Pisani(1)                  Vice President           None
----------------------------------------------------------------------------------
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Rachel Powers                    Vice President           None
----------------------------------------------------------------------------------
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Nicole Pretzel                   Vice President           None
----------------------------------------------------------------------------------
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Elaine M. Puleo-Carter(2)        Senior Vice President    None
----------------------------------------------------------------------------------
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Minnie Ra                        Vice President           None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------------------------------------------
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Dusting Raring                   Vice President           None
27 Blakemore Drive
Ladera Ranch, CA 92797
----------------------------------------------------------------------------------
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Michael A. Raso                  Vice President           None
3 Vine Place
Larchmont, NY 10538
----------------------------------------------------------------------------------
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Richard E. Rath                  Vice President           None
46 Mt. Vernon Ave.
Alexandria, VA 22301
----------------------------------------------------------------------------------
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Ramsey Rayan                     Vice President           None
----------------------------------------------------------------------------------
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William J. Raynor(5)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Corry Read(2)                    Vice President           None
----------------------------------------------------------------------------------
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Ruxandra Risko(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David R. Robertson(2)            Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ian M. Roche                     Vice President           None
7070 Bramshill Circle
Bainbridge, OH 44023
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Rock                     Vice President           None
----------------------------------------------------------------------------------
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Kenneth A. Rosenson              Vice President           None
24753 Vantage Pt. Terrace
Malibu, CA 90265
----------------------------------------------------------------------------------
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Thomas Sabow                     Vice President           None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------------------------------------------
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John Saunders                    Vice President           None
2251 Chantilly Ave.
Winter Park, FL 32789
----------------------------------------------------------------------------------
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Thomas Schmitt                   Vice President           None
40 Rockcrest Rd
Manhasset, NY 11030
----------------------------------------------------------------------------------
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William Schories                 Vice President           None
3 Hill Street
Hazlet, NJ 07730
----------------------------------------------------------------------------------
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Jennifer Sexton(2)               Vice President           None
----------------------------------------------------------------------------------
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Eric Sharp                       Vice President           None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Debbie A. Simon                  Vice President           None
55 E. Erie St., #4404
Chicago, IL 60611
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryant Smith                     Vice President           None
----------------------------------------------------------------------------------
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Christopher M. Spencer           Vice President           None
2353 W 118th Terrace
Leawood, KS 66211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John A. Spensley                 Vice President           None
375 Mallard Court
Carmel, IN 46032
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alfred St. John(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryan Stein                      Vice President           None
8 Longwood Rd.
Voorhees, NJ 08043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Stoma(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wayne Strauss(3)                 Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Summe                   Vice President           None
2479 Legends Way
Crestview Hills, KY 41017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Sussman(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George T. Sweeney                Senior Vice President    None
5 Smokehouse Lane
Hummelstown, PA 17036
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Taylor(2)                  Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Martin Telles(2)                 Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Paul Temple(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David G. Thomas                  Vice President           None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark S. Vandehey(1)              Vice President and       Vice President and
                                 Chief Compliance Officer Chief Compliance
                                                          Officer
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Vincent Vermete(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Walsh                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth Lediard Ward             Vice President           None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Teresa Ward(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janeanne Weickum                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael J. Weigner               Vice President           None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donn Weise                       Vice President           None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------------------------------------------
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Chris G. Werner                  Vice President           None
98 Crown Point Place
Castle Rock, CO 80108
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Catherine White(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ryan Wilde(1)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Julie Wimer(2)                   Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donna Winn(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Winters                    Vice President           None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Wisneski(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Philip Witkower(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kurt Wolfgruber                  Director                 None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Meredith Wolff(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Wood(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cary Patrick Wozniak             Vice President           None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Charles Young               Vice President           None
3914 Southwestern
Houston, TX 77005
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jill Zachman(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert G. Zack(2)                General Counsel &        Vice President &
                                 Director                 Secretary
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Zito(1)                   Vice President           None
----------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)   Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to
Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way,
Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

     During the  Warranty  Period,  the  Registrant  hereby  undertakes  to mail notices to current  shareholders  promptly  after the  happening of  significant events  related to the Financial  Warranty  issued by Merrill Lynch Bank USA (or any successors or substituted  entities thereto) to the Fund under the Financial
Warranty Agreement.  These significant events include (i) the termination of the
Financial  Warranty  Agreement;  (ii) a  default  under the  Financial  Warranty
Agreement that has a material adverse effect on a shareholder's right to receive his or her Warranted  Amount on the Maturity  Date;  or (iii) the  insolvency of
Merrill Lynch Bank USA (or any successors or substituted entities thereto).

     The Registrant hereby undertakes to update its registration statement on an annual  basis under the  Investment  Company Act of 1940,  as amended (the "1940
Act") to include updated audited financial statements for Merrill Lynch Bank USA
(or any  successors or substituted  entities  thereto),  as applicable.  Merrill
Lynch  Bank  USA has  represented  to  Registrant  that  its  audited  financial statements to be included in Registrant's  Registration  Statement, as it may be
amended  from time to time,  have been and will be prepared in  accordance  with
Regulation  S-X and U.S. GAAP, as if Merrill Lynch Bank USA was required to file
Form 10-K under the  Securities  Exchange Act of 1934, as amended (the "Exchange
Act"). Further, the Registrant undertakes under such circumstances to include as an exhibit to its registration  statement as it relates to the Fund, the consent of the  independent  auditors of Merrill  Lynch Bank USA (or such  successors or substituted entities), as applicable, regarding such financial statements.

     In the event that a Warranty  Provider to the Fund is an entity  other than
Merrill Lynch Bank USA  ("Substitute  Warranty  Provider"),  and such Substitute
Warranty Provider files Forms 10-K under the Exchange Act then Registrant hereby
undertakes  to   incorporate   by  reference  in  its  Statement  of  Additional
Information  on an annual  basis  under the 1940 Act updated  audited  financial statements  for the  Substitute  Warranty  Provider  included in such Forms 10-K under the Exchange Act. In the event that at any time during the Warranty Period during which the Registrant is required to file  amendments to its  Registration
Statement under the 1940 Act the Substitute  Warranty  Provider ceases to file a
Form 10-K  pursuant  to the  Exchange  Act or if any other  Substitute  Warranty
Provider is not required to file a Form 10-K  pursuant to the Exchange  Act, the
Registrant  undertakes to update its  Registration  Statement on an annual basis under the 1940 Act to  include  updated  audited  financial  statements  for the then-current  Substitute  Warranty  Provider (or any  successors or  substituted entities thereto) and will obtain a representation from said Substitute Warranty
Provider (or any  successors or substituted  entities  thereto) that its audited financial  statements  provided to  Registrant  for  inclusion  in  Registrant's
Registration  Statement,  as it may be amended from time to time,  have been and will be prepared in accordance  with  Regulation  S-X and U.S. GAAP covering the periods that would be required if the Substitute  Warranty Provider was required to file Form 10-K under the Exchange  Act. Any  Substitute  Warranty  Provider's
audited  financial   statements  will  also  be  incorporated  by  reference  in
Registrant's  Statement  of  Additional  Information.  Further,  the  Registrant
undertakes under any circumstances  described in this paragraph to include as an exhibit to its Registration  Statement as it relates to the Fund, the consent of the independent auditors of the Substitute Warranty Provider (or such successors or substituted entities), as applicable, regarding such financial statements.

     During the Warranty Period,  the Registrant hereby undertakes to include in the  Registrant's  annual and  semiannual  reports (with respect to the Fund) to shareholders,  an offer to supply the most recent annual and/or quarterly report of Merrill Lynch Bank USA, or any Substitute  Warranty Provider to the Financial
Warranty or Financial Warranty  Agreement,  free of charge, upon a shareholder's request.

                                         SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act of 1933  and/or the
Investment  Company Act of 1940, the Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement  pursuant to Rule
485(b) under the  Securities  Act of 1933 and has duly caused this  Registration
Statement  to be  signed  on its  behalf  by  the  undersigned,  thereunto  duly authorized,  in the City of New  York  and  State of New York on the 28th day of
December, 2007.

                              OPPENHEIMER PRINCIPAL PROTECTED TRUST II

                              By:   John V. Murphy*
                                    John V. Murphy, President,
                                    Principal Executive Officer and Trustee

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement  has been signed below by the  following  persons in the capacities on the dates indicated:

Signatures                    Title                         Date

William L. Armstrong*         Chairman of the             December 28,2007
William L. Armstrong          Board of Trustees

John V. Murphy*               President, Principal        December 28, 2007
John V. Murphy                Executive Officer and Trustee

Brian W. Wixted*              Treasurer, Principal         December 28, 2007
Brian W. Wixted               Financial & Accounting Officer

George C. Bowen*              Trustee                       December 28, 2007
George C. Bowen

Edward L. Cameron*            Trustee                       December 28, 2007
Edward L. Cameron

Jon S. Fossel*                Trustee                       December 28, 2007
Jon S. Fossel

Sam Freedman*                 Trustee                       December 28, 2007
Sam Freedman

Beverly L. Hamilton*          Trustee                       December 28, 2007
Beverly L. Hamilton

Robert J. Malone*             Trustee                       December 28, 2007
Robert J. Malone

F. William Marshall, Jr.*     Trustee                        December 28, 2007
F. William Marshall, Jr.

*By:  /s/ Mitchell J. Lindauer
      Mitchell J. Lindauer, Attorney-in-Fact

                                         SIGNATURES

     Oppenheimer  Main Street  Funds,  Inc.  has duly  caused this  Registration
Statement of  Oppenheimer  Principal  Protected  Trust II relating to its series
Oppenheimer  Principal  Protected Main Street Fund II to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 28th day of December, 2007.

                              OPPENHEIMER MAIN STREET FUNDS, INC.

                              By:  John V. Murphy*

                              -----------------------------
                              John V. Murphy, President,
                              Principal Executive Officer & Director

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement of Oppenheimer  Principal Protected Trust II relating to its series Oppenheimer  Principal  Protected Main Street Fund II has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                          Date

William L. Armstrong*         Chairman of the            December 28,2007
William L. Armstrong          Board of Directors

John V. Murphy*               President, Principal          December 28, 2007
John V. Murphy                Executive Officer and Director

Brian W. Wixted*              Treasurer, Principal          December 28, 2007
Brian W. Wixted               Financial & Accounting Officer

George C. Bowen*              Director                      December 28, 2007
George C. Bowen

Edward L. Cameron*            Director                      December 28, 2007
Edward L. Cameron

Jon S. Fossel*                Director                      December 28, 2007
Jon S. Fossel

Sam Freedman*                 Director                      December 28, 2007
Sam Freedman

Beverly L. Hamilton*          Director                      December 28, 2007
Beverly L. Hamilton

Robert J. Malone*             Director                      December 28, 2007
Robert J. Malone

F. William Marshall, Jr.*     Director                      December 28, 2007
F. William Marshall, Jr.

*By:  /s/ Mitchell J. Lindauer
      Mitchell J. Lindauer, Attorney-in-Fact

                          OPPENHEIMER PRINCIPAL PROTECTED TRUST II

                               Post-Effective Amendment No. 9

                           Registration Statement No. 333-108093

                                       EXHIBIT INDEX

Exhibit No.    Description

23(j) (i) Consent of Independent  Registered  Public Accounting Firm of the
          Registrant and Oppenheimer Main Street Fund(R)